                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22127

                        RIVERSOURCE VARIABLE SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 3/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS

                                AT MARCH 31, 2009



RiverSource Partners VP - Fundamental Value Fund

MARCH 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (91.7%)
ISSUER                                                 SHARES                VALUE(a)
AIR FREIGHT & LOGISTICS (0.6%)
United Parcel Service Cl B                             100,850(f)          $4,963,837
-------------------------------------------------------------------------------------


AUTOMOBILES (0.8%)
Harley-Davidson                                        481,580(f)           6,448,356
-------------------------------------------------------------------------------------


BEVERAGES (2.3%)
Diageo ADR                                             269,380(c)          12,054,755
Heineken Holding                                       288,553(c)           6,995,749
                                                                      ---------------
Total                                                                      19,050,504
-------------------------------------------------------------------------------------


CAPITAL MARKETS (4.0%)
Bank of New York Mellon                                684,240             19,329,781
Goldman Sachs Group                                     41,420              4,391,348
Julius Baer Holding                                    407,700(c,f)        10,023,689
                                                                      ---------------
Total                                                                      33,744,818
-------------------------------------------------------------------------------------


CHEMICALS (0.7%)
Monsanto                                                73,040              6,069,624
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.0%)
Wells Fargo & Co                                     1,747,360(f)          24,882,406
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.0%)
Iron Mountain                                          760,879(b,f)        16,868,687
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.7%)
Cisco Systems                                          335,680(b)           5,629,354
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.3%)
Hewlett-Packard                                        344,900             11,057,494
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (1.1%)
Martin Marietta Materials                               42,960(f)           3,406,728
Vulcan Materials                                       130,240(f)           5,768,330
                                                                      ---------------
Total                                                                       9,175,058
-------------------------------------------------------------------------------------


CONSUMER FINANCE (2.0%)
American Express                                     1,238,390(f)          16,879,256
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (1.8%)
Sealed Air                                           1,095,886(f)          15,123,227
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.8%)
H&R Block                                              376,280(f)           6,844,533
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (3.7%)
JPMorgan Chase & Co                                    911,500             24,227,670
Moody's                                                314,983              7,219,410
                                                                      ---------------
Total                                                                      31,447,080
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.1%)
ABB ADR                                                 90,520(c)           1,261,849
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.9%)
Agilent Technologies                                   467,902(b,f)         7,191,654
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.8%)
Transocean                                             118,325(b,c)         6,962,243
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (7.2%)
Costco Wholesale                                       860,290(f)          39,848,633
CVS Caremark                                           766,318             21,066,082
                                                                      ---------------
Total                                                                      60,914,715
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.3%)
Hershey                                                 73,050(f)           2,538,488
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Becton Dickinson & Co                                   34,200              2,299,608
Medtronic                                               74,100              2,183,727
                                                                      ---------------
Total                                                                       4,483,335
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (3.0%)
Cardinal Health                                        223,800              7,045,224
Express Scripts                                        176,000(b)           8,125,920
Laboratory Corp of America Holdings                     39,300(b,f)         2,298,657
UnitedHealth Group                                     368,310(f)           7,708,728
                                                                      ---------------
Total                                                                      25,178,529
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.3%)
Garmin                                                  61,455(c)           1,303,460
Hunter Douglas                                          40,774(c)             951,708
                                                                      ---------------
Total                                                                       2,255,168
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.6%)
Procter & Gamble                                       286,210             13,477,629
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                    245,500(b)           1,426,355
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.6%)
Tyco Intl                                              273,112(c)           5,342,071
-------------------------------------------------------------------------------------


INSURANCE (12.2%)
American Intl Group                                    592,220(f)             592,220
Berkshire Hathaway Cl B                                 17,982(b,f)        50,709,239
Hartford Financial Services Group                      206,200(f)           1,618,670
Loews                                                  816,580             18,046,418
Markel                                                   2,785(b,f)           790,606
NIPPONKOA Insurance                                    371,000(c,f)         2,148,580
Principal Financial Group                               78,990(f)             646,138
Progressive                                          1,383,071(b)          18,588,474
Sun Life Financial                                      53,300(c,f)           951,938
Transatlantic Holdings                                 237,135(f)           8,458,605
                                                                      ---------------
Total                                                                     102,550,888
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.8%)
Amazon.com                                              89,060(b,f)         6,540,567
Liberty Media -- Interactive Cl A                      210,488(b,e)           610,415
                                                                      ---------------
Total                                                                       7,150,982
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.6%)
eBay                                                   136,330(b)           1,712,305
Google Cl A                                             32,955(b)          11,470,317
                                                                      ---------------
Total                                                                      13,182,622
-------------------------------------------------------------------------------------


IT SERVICES (0.3%)
Visa Cl A                                               40,230(f)           2,236,788
-------------------------------------------------------------------------------------


MACHINERY (0.3%)
PACCAR                                                 111,870(f)           2,881,771
-------------------------------------------------------------------------------------


MARINE (0.7%)
China Shipping Development Series H                  2,113,000(c,f)         2,003,538
Kuehne & Nagel Intl                                     72,557(c)           4,236,270
                                                                      ---------------
Total                                                                       6,239,808
-------------------------------------------------------------------------------------


MEDIA (5.1%)
Comcast Special Cl A                                 1,426,787(f)          18,362,749
Grupo Televisa ADR                                     553,510(c,f)         7,549,876
Liberty Entertainment Series A                         194,020(b,e)         3,870,699
News Corp Cl A                                       1,185,100              7,845,362
Walt Disney                                            299,300              5,435,288
                                                                      ---------------
Total                                                                      43,063,974
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Fundamental Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


METALS & MINING (0.7%)
BHP Billiton                                           176,250(c)          $3,478,218
Rio Tinto                                               63,090(c)           2,119,401
                                                                      ---------------
Total                                                                       5,597,619
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (16.2%)
Canadian Natural Resources                             392,900(c)          15,150,224
China Coal Energy Series H                           4,881,900(c)           3,603,069
ConocoPhillips                                         738,320             28,912,611
Devon Energy                                           531,180             23,738,434
EOG Resources                                          450,820             24,686,903
Occidental Petroleum                                   717,340             39,919,971
OGX Petroleo e Gas Participacoes                         3,100(b,c)           963,834
                                                                      ---------------
Total                                                                     136,975,046
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.4%)
Sino-Forest Cl A                                       495,300(b,c)         3,455,036
-------------------------------------------------------------------------------------


PHARMACEUTICALS (4.6%)
Johnson & Johnson                                      183,280              9,640,528
Merck & Co                                             189,900              5,079,825
Pfizer                                                 553,800              7,542,756
Schering-Plough                                        696,100             16,393,155
                                                                      ---------------
Total                                                                      38,656,264
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
Brookfield Asset Management Cl A                       247,740(c)           3,413,857
Hang Lung Group                                      1,205,000(c)           3,670,333
                                                                      ---------------
Total                                                                       7,084,190
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.8%)
Texas Instruments                                      907,300(f)          14,979,523
-------------------------------------------------------------------------------------


SOFTWARE (2.6%)
Activision Blizzard                                    450,500(b,f)         4,712,230
Microsoft                                              913,763             16,785,826
                                                                      ---------------
Total                                                                      21,498,056
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.4%)
Bed Bath & Beyond                                      354,930(b,f)         8,784,518
CarMax                                                 232,100(b,f)         2,887,324
                                                                      ---------------
Total                                                                      11,671,842
-------------------------------------------------------------------------------------


TOBACCO (0.9%)
Philip Morris Intl                                     207,429              7,380,324
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (1.0%)
China Merchants Holdings Intl                        2,779,543(c)           6,398,088
COSCO Pacific                                        1,641,760(c,f)         1,616,792
                                                                      ---------------
Total                                                                       8,014,880
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,141,760,215)                                                   $771,835,883
-------------------------------------------------------------------------------------





BONDS (0.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.7%)
Harley-Davidson Sr Unsecured
 02-01-14                            15.00%          $6,000,000            $6,047,652
PAPER (0.1%)
Sino-Forest
 08-01-13                             5.00            1,340,000(c,d,f)        873,358
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $7,340,000)                                                         $6,921,010
-------------------------------------------------------------------------------------





MONEY MARKET FUND (7.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              62,967,767(g)        $62,967,767
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $62,967,767)                                                       $62,967,767
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (15.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    127,137,085          $127,137,085
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $127,137,085)                                                     $127,137,085
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,339,205,067)                                                   $968,861,745
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2009, the value of foreign securities represented 12.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $873,358 or 0.1% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f)  At March 31, 2009, security was partially or fully on loan.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
2 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Fundamental Value Fund

FAIR VALUE MEASUREMENT


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                  FAIR VALUE AT MARCH 31, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $918,365,633      $50,496,112         $--        $968,861,745



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



--------------------------------------------------------------------------------
3 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Partners VP - Select Value Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (99.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.8%)
TransDigm Group                                         2,319(b)              $76,156
-------------------------------------------------------------------------------------


AIRLINES (0.7%)
Continental Airlines Cl B                               7,700(b)               67,837
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.1%)
BorgWarner                                              5,500                 111,650
-------------------------------------------------------------------------------------


BEVERAGES (1.3%)
Coca-Cola Enterprises                                   9,700                 127,943
-------------------------------------------------------------------------------------


CAPITAL MARKETS (3.1%)
Invesco                                                11,030                 152,876
State Street                                            5,100                 156,978
                                                                      ---------------
Total                                                                         309,854
-------------------------------------------------------------------------------------


CHEMICALS (3.0%)
Celanese Series A                                       8,900                 118,993
Intl Flavors & Fragrances                               3,275                  99,757
Terra Inds                                              3,100                  87,079
                                                                      ---------------
Total                                                                         305,829
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.1%)
Bank of Hawaii                                          2,400                  79,152
Comerica                                               11,250                 205,988
Prosperity Bancshares                                   1,000                  27,350
                                                                      ---------------
Total                                                                         312,490
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.7%)
RR Donnelley & Sons                                    25,125                 184,166
Steelcase Cl A                                         17,308                  86,713
                                                                      ---------------
Total                                                                         270,879
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.9%)
Comtech Telecommunications                              3,800(b)               94,126
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (3.7%)
AptarGroup                                              2,750                  85,635
Crown Holdings                                          4,800(b)              109,104
Sonoco Products                                         8,450                 177,281
                                                                      ---------------
Total                                                                         372,020
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.5%)
NASDAQ OMX Group                                        2,400(b)               46,992
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
NTELOS Holdings                                        10,700                 194,098
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (3.5%)
Hawaiian Electric Inds                                  4,100                  56,334
Northeast Utilities                                     4,900                 105,791
NV Energy                                              11,100                 104,229
Pinnacle West Capital                                   3,400                  90,304
                                                                      ---------------
Total                                                                         356,658
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
Cooper Inds Cl A                                        2,200                  56,892
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.8%)
Noble                                                   7,692                 185,300
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.3%)
Kroger                                                  2,200                  46,684
Ruddick                                                 3,700                  83,065
                                                                      ---------------
Total                                                                         129,749
-------------------------------------------------------------------------------------


FOOD PRODUCTS (3.7%)
Archer-Daniels-Midland                                  3,500                  97,230
Dean Foods                                              1,900(b)               34,352
Fresh Del Monte Produce                                 7,200(b,c)            118,224
Sara Lee                                               16,050                 129,684
                                                                      ---------------
Total                                                                         379,490
-------------------------------------------------------------------------------------


GAS UTILITIES (1.7%)
Energen                                                 1,700                  49,521
Questar                                                 4,200                 123,606
                                                                      ---------------
Total                                                                         173,127
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Beckman Coulter                                         1,850                  94,369
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (3.3%)
CIGNA                                                   8,760                 154,088
Magellan Health Services                                1,600(b)               58,304
Omnicare                                                5,100                 124,899
                                                                      ---------------
Total                                                                         337,291
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (1.3%)
IMS Health                                             10,750                 134,053
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.2%)
Darden Restaurants                                      6,475                 221,834
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.7%)
DR Horton                                              10,200                  98,940
Snap-On                                                 3,100                  77,810
                                                                      ---------------
Total                                                                         176,750
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
NRG Energy                                              4,700(b)               82,720
-------------------------------------------------------------------------------------


INSURANCE (11.9%)
Alleghany                                                 153(b)               41,437
Allstate                                                7,600                 145,540
Aon                                                     3,600                 146,952
Arch Capital Group                                      2,900(b,c)            156,194
Endurance Specialty Holdings                            3,700(c)               92,278
Fidelity Natl Financial Cl A                            6,800                 132,668
HCC Insurance Holdings                                  6,200                 156,178
Lincoln Natl                                           27,667                 185,091
Unum Group                                             12,800                 160,000
                                                                      ---------------
Total                                                                       1,216,338
-------------------------------------------------------------------------------------


IT SERVICES (4.1%)
Computer Sciences                                       5,225(b)              192,489
MasterCard Cl A                                           600                 100,488
SAIC                                                    6,700(b)              125,089
                                                                      ---------------
Total                                                                         418,066
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.4%)
Life Technologies                                       4,400(b)              142,912
-------------------------------------------------------------------------------------


MACHINERY (2.5%)
Dover                                                   3,400                  89,692
Navistar Intl                                           1,800(b)               60,228
SPX                                                     2,300                 108,123
                                                                      ---------------
Total                                                                         258,043
-------------------------------------------------------------------------------------


MEDIA (0.6%)
Shaw Communications Cl B                                4,300(c)               65,145
-------------------------------------------------------------------------------------


METALS & MINING (0.9%)
Freeport-McMoRan Copper & Gold                          1,250                  47,638
Reliance Steel & Aluminum                               1,600                  42,128
                                                                      ---------------
Total                                                                          89,766
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.0%)
Family Dollar Stores                                    1,550                  51,724
Kohl's                                                  1,100(b)               46,552
                                                                      ---------------
Total                                                                          98,276
-------------------------------------------------------------------------------------


MULTI-UTILITIES (6.0%)
CMS Energy                                             11,900                 140,896
NSTAR                                                   2,700                  86,076
PG&E                                                    4,025                 153,835
SCANA                                                   4,241                 131,004
Xcel Energy                                             5,100                  95,013
                                                                      ---------------
Total                                                                         606,824
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (3.1%)
Noble Energy                                            1,500                  80,820
Spectra Energy                                          5,600                  79,184
Valero Energy                                           4,500                  80,550
Walter Inds                                             3,300                  75,471
                                                                      ---------------
Total                                                                         316,025
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (7.8%)
Digital Realty Trust                                    6,100                 202,397
Duke Realty                                            34,505                 189,778
Health Care REIT                                        3,400                 104,006
Natl Retail Properties                                  6,100                  96,624
Simon Property Group                                    5,588                 193,568
                                                                      ---------------
Total                                                                         786,373
-------------------------------------------------------------------------------------


ROAD & RAIL (1.5%)
Kansas City Southern                                    4,900(b)               62,279
Werner Enterprises                                      6,000                  90,720
                                                                      ---------------
Total                                                                         152,999
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Select Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Microchip Technology                                    7,800                $165,282
Semtech                                                 3,100(b)               41,385
                                                                      ---------------
Total                                                                         206,667
-------------------------------------------------------------------------------------


SOFTWARE (2.9%)
Check Point Software Technologies                       5,100(b,c)            113,271
Solera Holdings                                         2,500(b)               61,950
Sybase                                                  2,400(b)               72,696
Synopsys                                                2,300(b)               47,679
                                                                      ---------------
Total                                                                         295,596
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (2.3%)
Advance Auto Parts                                      2,600                 106,808
Best Buy                                                  900                  34,164
PetSmart                                                2,200                  46,112
Ross Stores                                             1,300                  46,644
                                                                      ---------------
Total                                                                         233,728
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (2.8%)
VF                                                      3,275                 187,035
Warnaco Group                                           4,100(b)               98,400
                                                                      ---------------
Total                                                                         285,435
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.9%)
Hudson City Bancorp                                     7,400                  86,506
-------------------------------------------------------------------------------------


TOBACCO (0.9%)
Lorillard                                               1,400                  86,436
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.8%)
United Rentals                                         19,104(b)               80,428
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $13,702,173)                                                       $10,043,670
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%               290,524(d)             $290,524
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $290,524)                                                             $290,524
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $13,992,697)                                                       $10,334,194
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 5.4% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $10,334,194          $--             $--        $10,334,194





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
5 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Partners VP - Small Cap Value Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (87.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.8%)
AAR                                                     95,520(b,d)        $1,197,821
BE Aerospace                                           115,870(b,d)         1,004,593
Ceradyne                                                76,500(b)           1,386,945
Cubic                                                   35,580                901,241
Esterline Technologies                                  30,290(b)             611,555
Moog Cl A                                               37,230(b)             851,450
Triumph Group                                           27,970(d)           1,068,454
                                                                      ---------------
Total                                                                       7,022,059
-------------------------------------------------------------------------------------


AIRLINES (0.3%)
Air France-KLM ADR                                     147,650(c)           1,307,441
Copa Holdings Cl A                                      43,500(c)           1,247,145
                                                                      ---------------
Total                                                                       2,554,586
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.6%)
American Axle & Mfg Holdings                           875,600(d)           1,155,792
Autoliv                                                 63,100(c,d)         1,171,767
Cooper Tire & Rubber                                   520,000(d)           2,100,800
Dana Holding                                           918,074(b,d)           422,314
Gentex                                                 585,100(d)           5,827,596
Lear                                                   712,300(b)             534,225
Superior Inds Intl                                     189,400(d)           2,244,390
Visteon                                                174,000(b)              22,185
                                                                      ---------------
Total                                                                      13,479,069
-------------------------------------------------------------------------------------


BEVERAGES (0.9%)
Coca-Cola Bottling Company Consolidated                 83,258              4,333,579
Natl Beverage                                          345,386(b,d)         3,167,190
                                                                      ---------------
Total                                                                       7,500,769
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.2%)
Cubist Pharmaceuticals                                  50,940(b,d)           833,379
Martek Biosciences                                      26,240                478,880
PDL BioPharma                                           45,830                324,476
                                                                      ---------------
Total                                                                       1,636,735
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.6%)
Simpson Mfg                                            219,700(d)           3,958,994
Universal Forest Products                               35,780(d)             952,106
                                                                      ---------------
Total                                                                       4,911,100
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.5%)
Investment Technology Group                             51,500(b,d)         1,314,280
Knight Capital Group Cl A                               40,250(b)             593,285
Legg Mason                                             234,700(d)           3,731,730
Oppenheimer Holdings Cl A                              108,312(c)           1,080,954
Stifel Financial                                        28,830(b,d)         1,248,627
SWS Group                                              283,526(d)           4,403,159
                                                                      ---------------
Total                                                                      12,372,035
-------------------------------------------------------------------------------------


CHEMICALS (0.9%)
Arch Chemicals                                          33,010(d)             625,870
HB Fuller                                               25,990(d)             337,870
Nalco Holding                                           34,110                445,818
NewMarket                                               31,650              1,402,095
Olin                                                    68,380                975,783
OM Group                                                46,350(b,d)           895,482
PolyOne                                              1,257,100(b,d)         2,903,900
                                                                      ---------------
Total                                                                       7,586,818
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (4.5%)
Associated Banc-Corp                                   135,200(d)           2,087,488
BancorpSouth                                           131,220(d)           2,734,625
Bank of Hawaii                                          50,060(d)           1,650,979
Bank of the Ozarks                                      51,530(d)           1,189,312
Central Pacific Financial                              281,800(d)           1,578,080
Community Bank System                                   61,470(d)           1,029,623
CVB Financial                                           95,700(d)             634,491
First Citizens BancShares Cl A                          15,380              2,027,084
First Commonwealth Financial                            63,900                566,793
First Financial Bankshares                              18,271(d)             880,114
FirstMerit                                              55,160              1,003,912
Glacier Bancorp                                         78,340(d)           1,230,721
NBT Bancorp                                             56,790(d)           1,228,936
PacWest Bancorp                                        163,000              2,335,790
Park Natl                                               10,605(d)             591,229
Prosperity Bancshares                                   44,930(d)           1,228,836
S&T Bancorp                                             46,710(d)             990,719
Signature Bank                                          45,850(b)           1,294,346
TCF Financial                                           70,550(d)             829,668
Trustmark                                               52,020(d)             956,128
UMB Financial                                           74,750(d)           3,176,127
WesBanco                                                53,700(d)           1,225,971
Westamerica Bancorporation                              68,100(d)           3,102,635
Whitney Holding                                        186,505              2,135,482
Wintrust Financial                                     117,100(d)           1,440,330
                                                                      ---------------
Total                                                                      37,149,419
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.6%)
Brink's                                                263,807              6,980,332
Copart                                                  60,510(b,d)         1,794,727
EnergySolutions                                        253,200              2,190,180
Ennis                                                  321,300(d)           2,846,718
GEO Group                                              149,670(b,d)         1,983,128
Knoll                                                  226,400(d)           1,387,832
McGrath RentCorp                                        51,335(d)             809,040
Sykes Enterprises                                       74,160(b)           1,233,281
Viad                                                   114,218              1,612,758
WCA Waste                                              444,478(b)             733,389
                                                                      ---------------
Total                                                                      21,571,385
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.3%)
3Com                                                 1,131,000(b)           3,494,789
ADTRAN                                                 264,050(d)           4,280,250
ARRIS Group                                            195,280(b)           1,439,214
Bel Fuse Cl B                                           93,829              1,261,062
Black Box                                               37,280                880,181
Blue Coat Systems                                       95,470(b,d)         1,146,595
Ituran Location and Control                            226,914(c)           1,720,008
NICE Systems ADR                                        24,320(b,c,d)         604,595
Sycamore Networks                                      864,000(b,d)         2,306,880
Tekelec                                                 88,520(b)           1,171,120
UTStarcom                                              885,300(b,d)           690,534
                                                                      ---------------
Total                                                                      18,995,228
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.5%)
Diebold                                                194,000              4,141,900
Hutchinson Technology                                   47,920(b,d)           124,592
                                                                      ---------------
Total                                                                       4,266,492
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.6%)
Chicago Bridge & Iron                                  200,500(c)           1,257,135
EMCOR Group                                             46,150(b)             792,396
Insituform Technologies Cl A                           427,860(b)           6,691,730
MasTec                                                 128,569(b)           1,554,399
Pike Electric                                          280,120(b,d)         2,591,110
                                                                      ---------------
Total                                                                      12,886,770
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.3%)
Cash America Intl                                      135,026(d)           2,114,507
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (1.2%)
AptarGroup                                             282,895(d)           8,809,350
Temple-Inland                                          268,500(d)           1,441,845
                                                                      ---------------
Total                                                                      10,251,195
-------------------------------------------------------------------------------------


DISTRIBUTORS (--%)
Audiovox Cl A                                           40,000(b)             137,200
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (1.1%)
Brink's Home Security Holdings                         191,917(b)           4,337,324
Hillenbrand                                             42,850                686,029
Mac-Gray                                               436,430(b)           2,282,529
Regis                                                   47,600                687,820
Sotheby's                                              154,170              1,387,530
                                                                      ---------------
Total                                                                       9,381,232
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.6%)
Financial Federal                                       45,260(d)             958,607
Interactive Brokers Group Cl A                          46,490(b,d)           749,884
Medallion Financial                                    404,458(d)           2,997,033
                                                                      ---------------
Total                                                                       4,705,524
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (3.7%)
Allete                                                  56,151(d)           1,498,670
Cleco                                                   63,130              1,369,290
Empire District Electric                                69,524              1,003,927


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRIC UTILITIES (CONT.)
Idacorp                                                261,330             $6,104,669
NV Energy                                              750,000              7,042,499
Pinnacle West Capital                                  259,000(d)           6,879,040
Portland General Electric                              224,320(d)           3,945,789
UIL Holdings                                           109,482(d)           2,443,638
Westar Energy                                           25,340(d)             444,210
                                                                      ---------------
Total                                                                      30,731,732
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.4%)
Belden                                                 299,400              3,745,494
Brady Cl A                                              22,140                390,328
Chase                                                   70,140                652,302
General Cable                                           62,900(b)           1,246,678
LSI Inds                                               141,000(d)             728,970
Regal-Beloit                                           149,900(d)           4,592,936
                                                                      ---------------
Total                                                                      11,356,708
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.5%)
Brightpoint                                            345,964(b,d)         1,480,726
Celestica                                            2,054,600(b,c)         7,314,375
Electro Rent                                           207,380              1,999,143
Flextronics Intl                                       850,000(b,c)         2,456,500
Ingram Micro Cl A                                      206,059(b)           2,604,586
Littelfuse                                             311,700(b)           3,425,583
Mercury Computer Systems                               324,500(b)           1,794,485
Park Electrochemical                                   160,650(d)           2,776,032
Plexus                                                 345,200(b,d)         4,770,664
Tech Data                                              148,993(b,d)         3,245,068
Vishay Intertechnology                               1,605,800(b)           5,588,184
                                                                      ---------------
Total                                                                      37,455,346
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.7%)
Bristow Group                                           81,870(b,d)         1,754,473
Cal Dive Intl                                          236,167(b)           1,598,851
SEACOR Holdings                                         14,860(b,d)           866,487
Tidewater                                               32,700(d)           1,214,151
                                                                      ---------------
Total                                                                       5,433,962
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.4%)
Casey's General Stores                                 516,610             13,772,823
Pantry                                                  49,320(b)             868,525
Ruddick                                                261,423(d)           5,868,946
United Natural Foods                                    69,180(b,d)         1,312,345
Village Super Market Cl A                              201,440              6,278,885
                                                                      ---------------
Total                                                                      28,101,524
-------------------------------------------------------------------------------------


FOOD PRODUCTS (2.4%)
American Dairy                                         184,502(b,d)         3,119,929
Cal-Maine Foods                                         24,660(d)             552,137
Chiquita Brands Intl                                    75,930(b)             503,416
Del Monte Foods                                        105,080                766,033
Fresh Del Monte Produce                                 55,450(b,c)           910,489
Hain Celestial Group                                    41,930(b,d)           597,083
HQ Sustainable Maritime Inds                           182,973(b)           1,399,743
Industrias Bachoco ADR                                 248,928(c,d)         2,797,951
J&J Snack Foods                                         80,653              2,789,787
Lancaster Colony                                        80,156              3,324,872
TreeHouse Foods                                         22,940(b,d)           660,443
Zapata                                                 432,510(b)           2,469,632
                                                                      ---------------
Total                                                                      19,891,515
-------------------------------------------------------------------------------------


GAS UTILITIES (1.4%)
Atmos Energy                                            64,290              1,486,385
Northwest Natural Gas                                   79,300              3,443,206
South Jersey Inds                                      144,040              5,041,400
Suburban Propane Partners LP                            32,950              1,204,652
WGL Holdings                                            22,520(d)             738,656
                                                                      ---------------
Total                                                                      11,914,299
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Cooper Companies                                        92,300(d)           2,440,412
Greatbatch                                              23,620(b,d)           457,047
Invacare                                                67,520(d)           1,082,346
Meridian Bioscience                                    147,200(d)           2,667,264
STERIS                                                 268,970(d)           6,261,621
Teleflex                                                23,060                901,415
West Pharmaceutical Services                            34,980(d)           1,147,694
                                                                      ---------------
Total                                                                      14,957,799
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.6%)
Chemed                                                  33,250              1,293,425
Chindex Intl                                           188,850(b,d)           938,585
Gentiva Health Services                                 46,340(b)             704,368
Health Net                                              51,540(b,d)           746,299
HealthSpring                                            55,010(b)             460,434
LifePoint Hospitals                                     46,400(b,d)           967,904
Owens & Minor                                          128,200(d)           4,247,265
ResCare                                                194,530(b,d)         2,832,357
Sun Healthcare Group                                    46,750(b)             394,570
Universal American Financial                           124,680(b,d)         1,056,040
                                                                      ---------------
Total                                                                      13,641,247
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (4.0%)
Ameristar Casinos                                      519,100(d)           6,530,279
Bally Technologies                                      33,270(b)             612,833
Bob Evans Farms                                        237,650(d)           5,328,113
CKE Restaurants                                        173,500              1,457,400
Cracker Barrel Old Country Store                       149,623(d)           4,285,203
Frisch's Restaurants                                   104,565              2,117,441
Intl Speedway Cl A                                      48,670              1,073,660
Lodgian                                                228,774(b,d)           480,425
Nathan's Famous                                         62,932(b)             786,650
Papa John's Intl                                       187,339(b,d)         4,284,443
Royal Caribbean Cruises                                770,684(d)           6,173,179
                                                                      ---------------
Total                                                                      33,129,626
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.5%)
Jarden                                                  72,400(b,d)           917,308
Lennar Cl A                                            101,280(d)             760,613
Tupperware Brands                                      139,050              2,362,459
                                                                      ---------------
Total                                                                       4,040,380
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
Reliant Energy                                       1,936,000(b)           6,175,840
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (--%)
Tredegar                                                20,080                327,906
-------------------------------------------------------------------------------------


INSURANCE (7.0%)
American Equity Investment Life Holding                448,200(d)           1,864,512
American Natl Insurance                                 56,426(d)           2,957,287
American Physicians Capital                             19,740                807,761
Amerisafe                                               39,580(b,d)           606,366
AmTrust Financial Services                             101,885                973,002
Argo Group Intl Holdings                                32,670(b,c)           984,347
Aspen Insurance Holdings                                61,930(c)           1,390,948
Assured Guaranty                                       290,700(c,d)         1,968,039
Brown & Brown                                           30,790(d)             582,239
Erie Indemnity Cl A                                     29,200                998,056
Hilltop Holdings                                       141,840(b)           1,616,976
Infinity Property & Casualty                            24,280(d)             823,820
IPC Holdings                                           479,157(c)          12,956,404
Max Capital Group                                      289,498(c,d)         4,990,945
Navigators Group                                        80,076(b)           3,777,986
Platinum Underwriters Holdings                         154,100(c,d)         4,370,276
ProAssurance                                            21,260(b,d)           991,141
RLI                                                     18,590(d)             933,218
Safety Insurance Group                                  98,080              3,048,326
StanCorp Financial Group                                77,800(d)           1,772,284
Stewart Information Services                           215,300              4,198,350
Torchmark                                              153,800(d)           4,034,174
Tower Group                                             38,967(d)             959,757
White Mountains Insurance Group                          5,788                995,015
Zenith Natl Insurance                                   31,970                770,797
                                                                      ---------------
Total                                                                      59,372,026
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.1%)
PetMed Express                                          58,535(b,d)           964,657
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.2%)
j2 Global Communications                                56,280(b,d)         1,231,969
ValueClick                                              57,900(b)             492,729
                                                                      ---------------
Total                                                                       1,724,698
-------------------------------------------------------------------------------------


IT SERVICES (1.8%)
Acxiom                                                 139,600              1,033,040
CACI Intl Cl A                                          30,830(b)           1,124,987
Cass Information Systems                                70,174(d)           2,275,743
Computer Services                                       30,420                752,895
MAXIMUS                                                190,730(d)           7,602,498
Perot Systems Cl A                                      89,230(b)           1,149,282
Syntel                                                  57,010(d)           1,173,266
                                                                      ---------------
Total                                                                      15,111,711
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


LEISURE EQUIPMENT & PRODUCTS (0.5%)
Brunswick                                              258,000(d)            $890,100
Callaway Golf                                          210,900(d)           1,514,262
Head                                                   139,000(b,c)            59,075
JAKKS Pacific                                          141,040(b)           1,741,844
                                                                      ---------------
Total                                                                       4,205,281
-------------------------------------------------------------------------------------


MACHINERY (3.2%)
Albany Intl Cl A                                        99,180                897,579
Flowserve                                               94,700              5,314,564
Harsco                                                 235,200              5,214,384
Kaydon                                                  71,100(d)           1,943,163
Lincoln Electric Holdings                               66,700(d)           2,113,723
Mueller Inds                                            39,730                861,744
Oshkosh                                                647,200(d)           4,362,128
Robbins & Myers                                         53,700                814,629
Sauer-Danfoss                                           75,000                183,000
Terex                                                  347,500(b,d)         3,214,375
Toro                                                    54,750(d)           1,323,855
                                                                      ---------------
Total                                                                      26,243,144
-------------------------------------------------------------------------------------


MEDIA (0.5%)
DreamWorks Animation SKG Cl A                           78,360(b)           1,695,710
Interactive Data                                        30,530                758,976
Valassis Communications                                809,600(b,d)         1,283,216
                                                                      ---------------
Total                                                                       3,737,902
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
Commercial Metals                                       80,570(d)             930,584
Schnitzer Steel Inds Cl A                               42,000              1,318,380
Stillwater Mining                                      744,742(b,d)         2,755,545
Worthington Inds                                       182,740              1,591,665
                                                                      ---------------
Total                                                                       6,596,174
-------------------------------------------------------------------------------------


MULTILINE RETAIL (2.1%)
Big Lots                                               131,960(b,d)         2,742,129
Dillard's Cl A                                         193,700(d)           1,104,090
Dollar Tree                                            106,615(b)           4,749,698
Family Dollar Stores                                   132,000(d)           4,404,840
Fred's Cl A                                            397,040              4,478,611
                                                                      ---------------
Total                                                                      17,479,368
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.6%)
Avista                                                 375,200              5,170,256
NorthWestern                                            70,190              1,507,681
OGE Energy                                              18,340                436,859
PNM Resources                                          706,250              5,833,625
                                                                      ---------------
Total                                                                      12,948,421
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (3.0%)
Eastern American Natural Gas                            48,200              1,207,892
Encore Acquisition                                     195,210(b,d)         4,542,537
Evolution Petroleum                                    571,353(b,d)         1,085,571
EXCO Resources                                         276,300(b,d)         2,763,000
Frontier Oil                                           150,310              1,922,465
HKN                                                     32,625(b)              48,285
Holly                                                  130,800(d)           2,772,960
Regency Energy Partners LP                              82,060              1,024,109
Southern Union                                          83,970              1,278,023
St. Mary Land & Exploration                             46,200(d)             611,226
Stone Energy                                           224,500(b)             747,585
Tesoro                                                  62,260                838,642
USEC                                                 1,118,200(b,d)         5,367,360
World Fuel Services                                     24,370                770,823
                                                                      ---------------
Total                                                                      24,980,478
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (1.0%)
Domtar                                               4,026,000(b,c,d)       3,824,699
Glatfelter                                             400,990              2,502,178
Louisiana-Pacific                                      971,550(d)           2,166,557
                                                                      ---------------
Total                                                                       8,493,434
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.1%)
Herbalife                                               42,570(c)             637,699
Nu Skin Enterprises Cl A                                34,525                362,167
                                                                      ---------------
Total                                                                         999,866
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.2%)
Biovail                                                113,860(c)           1,246,767
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (1.8%)
Administaff                                            180,900(d)           3,822,417
CBIZ                                                   189,010(b,d)         1,317,400
CDI                                                    201,500(d)           1,958,580
Korn/Ferry Intl                                        619,979(b,d)         5,617,009
TrueBlue                                               225,614(b,d)         1,861,316
                                                                      ---------------
Total                                                                      14,576,722
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (2.6%)
Alexandria Real Estate Equities                         22,045(d)             802,438
American Campus Communities                            108,200(d)           1,878,352
Anworth Mtge Asset                                     170,370              1,044,368
Associated Estates Realty                              183,500              1,042,280
BioMed Realty Trust                                    110,790(d)             750,048
BRE Properties Cl A                                     44,180(d)             867,253
DiamondRock Hospitality                                394,500(d)           1,581,945
Douglas Emmett                                          60,740(d)             448,869
Duke Realty                                            100,960(d)             555,280
Equity Lifestyle Properties                             10,410(d)             396,621
Franklin Street Properties                              87,040              1,070,592
Gyrodyne Company of America                             23,367(b)             550,643
Home Properties                                         35,490(d)           1,087,769
Hospitality Properties Trust                            87,430              1,049,160
Investors Real Estate Trust                            109,089(d)           1,075,618
Mack-Cali Realty                                        37,200                736,932
MFA Financial                                          685,800              4,032,503
Omega Healthcare Investors                              75,270              1,059,802
Parkway Properties                                     104,700(d)           1,078,410
Tanger Factory Outlet Centers                           19,350                597,141
                                                                      ---------------
Total                                                                      21,706,024
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
FirstService                                           114,770(b,c,d)         952,591
Maui Land & Pineapple                                   54,270(b,d)           460,752
MI Developments Cl A                                   420,000(c)           2,578,800
                                                                      ---------------
Total                                                                       3,992,143
-------------------------------------------------------------------------------------


ROAD & RAIL (0.5%)
Amerco                                                  81,780(b,d)         2,742,083
Arkansas Best                                           76,200              1,449,324
                                                                      ---------------
Total                                                                       4,191,407
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Axcelis Technologies                                   625,000(b)             237,500
Brooks Automation                                      980,000(b,d)         4,517,800
Cabot Microelectronics                                  34,200(b)             821,826
Cohu                                                   181,212              1,304,726
Cypress Semiconductor                                  178,060(b,d)         1,205,466
Fairchild Semiconductor Intl                           281,720(b)           1,050,816
Integrated Silicon Solution                            109,204(b)             164,898
Micron Technology                                    2,203,200(b,d)         8,944,993
Semiconductor Mfg Intl ADR                           2,258,736(b,c)         4,336,773
Spansion Cl A                                          605,500(b)              78,533
                                                                      ---------------
Total                                                                      22,663,331
-------------------------------------------------------------------------------------


SOFTWARE (1.0%)
Blackbaud                                              209,150              2,428,232
Mentor Graphics                                        727,100(b)           3,228,324
Net 1 UEPS Technologies                                 69,430(b,c)         1,056,030
Progress Software                                       69,980(b)           1,214,853
                                                                      ---------------
Total                                                                       7,927,439
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.1%)
Aaron Rents                                            223,800(d)           5,966,508
AutoNation                                              50,480(b,d)           700,662
Barnes & Noble                                         142,230(d)           3,040,877
Cabela's                                               414,400(b)           3,775,184
Children's Place Retail Stores                          34,730(b,d)           760,240
Dress Barn                                             156,589(b,d)         1,924,479
DSW Cl A                                               127,750(b,d)         1,186,798
Foot Locker                                            269,100              2,820,168
J Crew Group                                            49,080(b,d)           646,874
Jos A Bank Clothiers                                   144,412(b,d)         4,016,098
MarineMax                                              277,200(b,d)           543,312
Men's Wearhouse                                        518,750              7,853,874
OfficeMax                                              217,390                678,257
Rent-A-Center                                          202,521(b)           3,922,832
Stage Stores                                           418,370              4,217,170
                                                                      ---------------
Total                                                                      42,053,333
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Carter's                                                49,390(b)             929,026
Columbia Sportswear                                     23,600(d)             706,112
Deckers Outdoor                                         12,480(b,d)           661,939
Hampshire Group                                        126,710(b)             674,731
Iconix Brand Group                                     113,990(b)           1,008,812
Lazare Kaplan Intl                                     104,467(b)             110,735
Movado Group                                           213,900(d)           1,612,806


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (CONT.)
Steven Madden                                           28,280(b)            $531,098
UniFirst                                                68,116              1,896,349
Warnaco Group                                           60,960(b,d)         1,463,040
                                                                      ---------------
Total                                                                       9,594,648
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.6%)
First Niagara Financial Group                          260,830              2,843,048
Ocwen Financial                                        105,180(b,d)         1,202,207
Washington Federal                                      65,770(d)             874,083
                                                                      ---------------
Total                                                                       4,919,338
-------------------------------------------------------------------------------------


TOBACCO (0.1%)
Universal                                               30,130(d)             901,490
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.5%)
GATX                                                    42,570(d)             861,191
Houston Wire & Cable                                   217,470(d)           1,685,393
Kaman                                                   11,820                148,223
Lawson Products                                         14,232                173,203
RSC Holdings                                           296,307(b,d)         1,558,575
                                                                      ---------------
Total                                                                       4,426,585
-------------------------------------------------------------------------------------


WATER UTILITIES (0.5%)
California Water Service Group                          22,140                926,780
SJW                                                    135,726(d)           3,451,513
                                                                      ---------------
Total                                                                       4,378,293
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Syniverse Holdings                                      85,900(b)           1,353,784
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,053,470,355)                                                   $722,468,471
-------------------------------------------------------------------------------------





MONEY MARKET FUND (13.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%             112,993,356(e)       $112,993,356
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $112,993,356)                                                     $112,993,356
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (22.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    188,390,315          $188,390,315
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $188,390,315)                                                     $188,390,315
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,354,854,026)                                                 $1,023,852,142
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 7.6% of net assets.

(d)  At March 31, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                -----------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                        $1,021,054,191      $2,797,951         $--        $1,023,852,142





--------------------------------------------------------------------------------
9 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



--------------------------------------------------------------------------------
10 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Balanced Fund

MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (62.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.1%)
Boeing                                                 114,506(r)          $4,074,123
Honeywell Intl                                         227,463              6,337,119
United Technologies                                    187,807              8,071,946
                                                                      ---------------
Total                                                                      18,483,188
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.0%)
United Parcel Service Cl B                             179,093(r)           8,814,957
-------------------------------------------------------------------------------------


AIRLINES (0.6%)
AMR                                                    253,786(b,r)           809,577
Continental Airlines Cl B                              115,908(b,r)         1,021,149
Delta Air Lines                                        352,852(b)           1,986,557
UAL                                                    145,002(b,r)           649,609
US Airways Group                                       389,158(b,r)           984,570
                                                                      ---------------
Total                                                                       5,451,462
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.3%)
Amgen                                                   57,833(b)           2,863,890
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.0%)
Bank of New York Mellon                                162,966              4,603,790
Goldman Sachs Group                                     28,519              3,023,584
Morgan Stanley                                          67,504              1,537,066
                                                                      ---------------
Total                                                                       9,164,440
-------------------------------------------------------------------------------------


CHEMICALS (2.6%)
Air Products & Chemicals                               148,112(r)           8,331,300
Dow Chemical                                            90,182(r)             760,234
EI du Pont de Nemours & Co                             490,323(r)          10,948,913
Praxair                                                 47,587(r)           3,202,129
                                                                      ---------------
Total                                                                      23,242,576
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.1%)
US Bancorp                                              68,352(r)             998,623
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.6%)
Waste Management                                       196,917              5,041,075
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.9%)
Cisco Systems                                          487,646(b)           8,177,823
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.6%)
Hewlett-Packard                                        460,801(r)          14,773,281
IBM                                                     85,223              8,257,256
                                                                      ---------------
Total                                                                      23,030,537
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A                            61,749(b,r)           965,754
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.8%)
Bank of America                                        933,606(r)           6,367,193
CIT Group                                              607,797(r)           1,732,221
JPMorgan Chase & Co                                    305,810              8,128,430
                                                                      ---------------
Total                                                                      16,227,844
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
AT&T                                                   521,304             13,136,860
Deutsche Telekom                                       140,340(c)           1,742,090
FairPoint Communications                                 5,159(r)               4,024
Verizon Communications                                 339,953             10,266,581
                                                                      ---------------
Total                                                                      25,149,555
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.4%)
ABB ADR                                                283,190(c,r)         3,947,669
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Tyco Electronics                                        58,495(c)             645,785
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (3.6%)
Baker Hughes                                           152,679              4,358,985
Halliburton                                            296,581              4,588,108
Schlumberger                                           119,361              4,848,444
Transocean                                             221,854(b,c,r)      13,053,890
Weatherford Intl                                       412,727(b)           4,568,888
                                                                      ---------------
Total                                                                      31,418,315
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.4%)
CVS Caremark                                           146,968              4,040,150
Wal-Mart Stores                                        321,873             16,769,584
                                                                      ---------------
Total                                                                      20,809,734
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Covidien                                                83,356(c)           2,770,753
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.7%)
Cardinal Health                                         65,902              2,074,595
UnitedHealth Group                                     175,512              3,673,466
                                                                      ---------------
Total                                                                       5,748,061
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.0%)
Carnival Unit                                          403,027              8,705,383
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.8%)
Centex                                                 338,399(r)           2,537,993
DR Horton                                               55,760(r)             540,872
KB Home                                                233,725(r)           3,080,495
Pulte Homes                                             67,932(r)             742,497
                                                                      ---------------
Total                                                                       6,901,857
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.4%)
Tyco Intl                                              195,605(c)           3,826,034
-------------------------------------------------------------------------------------


INSURANCE (5.4%)
ACE                                                    266,517(c)          10,767,287
Chubb                                                   57,211              2,421,170
Everest Re Group                                       156,076(c,r)        11,050,180
Lincoln Natl                                            60,174(r)             402,564
Loews                                                  125,642              2,776,688
Marsh & McLennan Companies                             311,866              6,315,287
RenaissanceRe Holdings                                  34,541(c,r)         1,707,707
Travelers Companies                                    152,635              6,203,086
XL Capital Cl A                                      1,061,967(c)           5,798,340
                                                                      ---------------
Total                                                                      47,442,309
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.2%)
Thermo Fisher Scientific                                39,754(b,r)         1,418,025
-------------------------------------------------------------------------------------


MACHINERY (3.6%)
Caterpillar                                            370,190(r)          10,350,511
Deere & Co                                              34,680(r)           1,139,932
Eaton                                                  149,700              5,517,942
Illinois Tool Works                                    328,387(r)          10,130,739
Ingersoll-Rand Cl A                                    147,167(c,r)         2,030,905
Parker Hannifin                                         88,111              2,994,012
                                                                      ---------------
Total                                                                      32,164,041
-------------------------------------------------------------------------------------


MEDIA (0.1%)
Sirius XM Radio                                      1,557,312(b)             545,059
Virgin Media                                            11,611(m)              55,733
                                                                      ---------------
Total                                                                         600,792
-------------------------------------------------------------------------------------


METALS & MINING (1.0%)
Alcoa                                                  290,233(r)           2,130,310
Freeport-McMoRan Copper & Gold                          61,526              2,344,756
Nucor                                                  113,761(r)           4,342,257
                                                                      ---------------
Total                                                                       8,817,323
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.6%)
Kohl's                                                  56,612(b,r)         2,395,819
Macy's                                                 173,305(r)           1,542,415
Target                                                  42,835              1,473,096
                                                                      ---------------
Total                                                                       5,411,330
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.3%)
Dominion Resources                                      98,512(r)           3,052,887
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (9.5%)
Anadarko Petroleum                                     150,015(r)           5,834,083
Apache                                                  76,839              4,924,612
BP ADR                                                 308,814(c,r)        12,383,441
Chevron                                                374,871             25,206,327
ConocoPhillips                                         372,215             14,575,940
Devon Energy                                            58,146              2,598,545
EnCana                                                  59,745(c)           2,426,244
Exxon Mobil                                            103,263(r)           7,032,210
Petroleo Brasileiro ADR                                203,584(c,r)         6,203,204
Ultra Petroleum                                         40,869(b)           1,466,788
Valero Energy                                           56,285              1,007,502
                                                                      ---------------
Total                                                                      83,658,896
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.6%)
Crown Paper Escrow                                   1,000,000(b,m)                 1
Weyerhaeuser                                           179,498(r)           4,948,760
                                                                      ---------------
Total                                                                       4,948,761
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
11 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


PHARMACEUTICALS (5.3%)
Abbott Laboratories                                    180,981             $8,632,794
Bristol-Myers Squibb                                   378,170              8,289,486
Johnson & Johnson                                      129,523              6,812,910
Merck & Co                                             275,398              7,366,897
Pfizer                                                 364,644(r)           4,966,451
Schering-Plough                                        265,201              6,245,484
Wyeth                                                  106,782              4,595,897
                                                                      ---------------
Total                                                                      46,909,919
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
CSX                                                     44,883(r)           1,160,226
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Infineon Technologies                                  103,051(b,c)           120,005
Intel                                                1,334,966(r)          20,091,238
Taiwan Semiconductor Mfg ADR                           760,060(c,r)         6,802,537
                                                                      ---------------
Total                                                                      27,013,780
-------------------------------------------------------------------------------------


SOFTWARE (2.6%)
Microsoft                                              404,050(r)           7,422,399
Oracle                                                 496,869              8,978,423
Symantec                                               452,545(b)           6,761,022
                                                                      ---------------
Total                                                                      23,161,844
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.3%)
Best Buy                                                75,970(r)           2,883,821
Home Depot                                             198,547              4,677,768
Lowe's Companies                                       140,081              2,556,478
Staples                                                 82,153(r)           1,487,791
                                                                      ---------------
Total                                                                      11,605,858
-------------------------------------------------------------------------------------


TOBACCO (2.4%)
Lorillard                                              275,150(r)          16,987,761
Philip Morris Intl                                     120,921              4,302,369
                                                                      ---------------
Total                                                                      21,290,130
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $632,375,145)                                                     $551,041,436
-------------------------------------------------------------------------------------





BONDS (37.5%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.75%            $245,000            $204,575
 06-15-35                               6.63              384,000             274,560
Petroleos de Venezuela
 04-12-17                               5.25              663,000             276,803
                                                                      ---------------
Total                                                                         755,938
-------------------------------------------------------------------------------------


SOVEREIGN (0.3%)(c)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75              321,000(d)          138,030
Republic of Argentina
 09-12-13                               7.00              585,000             194,513
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00              631,000(h)           17,226
Republic of Colombia
 01-27-17                               7.38              305,000             308,050
 09-18-37                               7.38              245,000             218,663
Republic of El Salvador
 06-15-35                               7.65              119,000(d)           86,870
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88              143,000(d)          115,830
 10-12-35                               8.50              235,000(d)          197,400
Republic of Philippines
 01-14-31                               7.75              329,000             335,991
Republic of Turkey
 09-26-16                               7.00              100,000              96,000
 04-03-18                               6.75              309,000             283,508
 03-17-36                               6.88              527,000             418,964
Republic of Uruguay
 05-17-17                               9.25              146,000             154,760
Republic of Venezuela
 02-26-16                               5.75              154,000              74,767
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              154,000              94,710
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63              143,000             114,400
Russian Federation
 03-31-30                               7.50              203,520(d)          191,309
                                                                      ---------------
Total                                                                       3,040,991
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (5.2%)
Federal Home Loan Mtge Corp
 04-18-16                               5.25            4,000,000           4,526,288
 04-16-37                               6.00            4,455,000           4,608,729
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                               5.00            1,564,000           1,510,172
Federal Natl Mtge Assn
 01-02-14                               5.13            4,729,000           4,887,469
 07-15-37                               5.63              645,000             727,434
U.S. Treasury
 02-28-11                               0.88            4,855,000           4,864,273
 02-28-14                               1.88            5,485,000           5,545,006
 03-31-14                               1.75            1,130,000           1,133,885
 02-15-15                               4.00            4,260,000           4,765,210
 02-15-19                               2.75            2,620,000           2,634,331
 02-15-29                               5.25            1,580,000(t)        1,945,621
 02-15-38                               4.38              420,000             477,094
 05-15-38                               4.50            1,255,000           1,465,213
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00            2,616,440(g)        2,696,127
 01-15-15                               1.63            2,758,522(g)        2,786,510
                                                                      ---------------
Total                                                                      44,573,362
-------------------------------------------------------------------------------------


FDIC-INSURED DEBT (0.1%)
JPMorgan Chase & Co FDIC Govt Guaranty
 02-23-11                               1.65            1,155,000(o)        1,159,457
-------------------------------------------------------------------------------------


ASSET-BACKED (0.9%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                               0.65            1,426,113(d,i)      1,410,691
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15            1,025,000(d)          984,316
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92            1,342,186             996,974
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               0.78              382,980(i)          260,485
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04              749,999(d,j)        704,915
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            2,375,000(d,j)      1,728,454
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               0.00            2,325,000(k)          232,500
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88            3,400,000(k)          584,375
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57              800,636             769,042
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31              340,000(q)           26,357
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66              225,000(q)           15,009
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01              325,000(q)           19,118
                                                                      ---------------
Total                                                                       7,732,236
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (2.7%)(f)
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00            1,463,452           1,416,176
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68            3,025,000           2,969,862
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43              650,000             449,902
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23              775,000             694,082
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               0.82              600,000(d,i)        305,871


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
12 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60%            $850,000            $735,493
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82              264,357             252,955
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
 08-25-12                               4.72              252,970             261,751
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                               4.77              252,109(d)          251,398
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25              600,000(d)          551,534
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88              775,000             693,048
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               1.37            1,700,000(d,i)      1,062,192
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.99            1,050,000             147,205
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13              850,689             813,676
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              394,894             360,305
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18              997,594             969,997
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00            2,250,000           1,099,857
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            1,150,000             760,176
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               6.11            2,450,000             874,430
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.40              925,000(d)           56,696
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97            1,250,000           1,155,371
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86            1,075,000             930,017
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            1,100,000             759,399
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                               5.61              178,780             171,566
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                               4.71              355,556             344,944
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              407,194             402,753
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59            1,250,000           1,183,350
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.97              850,000             739,477
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09            1,250,000           1,052,354
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58              650,000             531,647
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            1,250,000             981,445
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31              300,000             199,215
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34            1,640,000             632,852
                                                                      ---------------
Total                                                                      23,810,996
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (15.7%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.18            1,377,256(l)          725,914
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                               6.00            1,209,677           1,070,013
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                               7.25               89,938(d,m)         10,388
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.10            1,575,000(d,l)        949,936
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                               6.50            1,762,316           1,591,591
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                              24.86            1,153,164(k)          154,539
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75              711,443             702,105
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50            1,102,092             694,380
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            1,620,156           1,392,728
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                               6.00            1,317,500             824,120
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                               6.00            2,357,529           1,590,691
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00            1,371,166(d)        1,012,038
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.32            1,329,008(l)          572,964
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                               0.00            6,039,876(b,k,s)           --
Federal Home Loan Mtge Corp
 04-01-39                               5.50            2,500,000(e)        2,593,750
 04-01-39                               6.00           10,500,000(e)       10,974,961
Federal Home Loan Mtge Corp #A78754
 06-01-38                               5.00            1,000,000           1,032,492
Federal Home Loan Mtge Corp #A84289
 01-01-39                               5.00            1,000,000           1,032,492
Federal Home Loan Mtge Corp #C53878
 12-01-30                               5.50            1,825,466           1,904,156
Federal Home Loan Mtge Corp #C65869
 04-01-32                               6.00              927,703             987,416
Federal Home Loan Mtge Corp #C66871
 05-01-32                               6.50            2,449,724           2,603,593
Federal Home Loan Mtge Corp #C71514
 07-01-32                               6.50              132,948             141,218
Federal Home Loan Mtge Corp #C90598
 10-01-22                               6.50              270,313             287,458
Federal Home Loan Mtge Corp #C90767
 12-01-23                               6.00            1,704,899           1,794,842
Federal Home Loan Mtge Corp #D32310
 11-01-22                               8.00               13,556              14,417
Federal Home Loan Mtge Corp #D55755
 08-01-24                               8.00               45,172              49,359
Federal Home Loan Mtge Corp #D96300
 10-01-23                               5.50              274,990             286,779
Federal Home Loan Mtge Corp #E01127
 02-01-17                               6.50              187,643             196,451
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50              958,467           1,004,336


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
13 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E81009
 07-01-15                               7.50%            $101,723            $107,464
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00            2,278,977           2,366,742
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00            1,231,899           1,280,787
Federal Home Loan Mtge Corp #G01410
 04-01-32                               7.00              389,052             418,016
Federal Home Loan Mtge Corp #G01864
 01-01-34                               5.00            1,828,570           1,893,516
Federal Home Loan Mtge Corp #G04468
 07-01-38                               5.00            1,585,914           1,637,444
Federal Home Loan Mtge Corp #G08308
 12-01-38                               5.00            3,414,088           3,525,021
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                              71.22            1,033,180(k)           24,838
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                              77.27            1,247,426(k)           82,651
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50            1,227,889           1,262,907
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                               6.50              692,957             747,592
Federal Natl Mtge Assn
 04-01-24                               4.50            5,450,000(e)        5,610,094
 04-01-24                               5.00            1,500,000(e)        1,555,313
 05-01-38                               5.00            4,500,000(e)        4,630,779
 05-01-38                               6.00              250,000(e)          260,469
 04-01-39                               4.50           17,300,000(e)       17,678,439
 04-01-39                               6.50            5,500,000(e)        5,791,758
 04-01-39                               7.00            3,500,000(e)        3,726,406
Federal Natl Mtge Assn #190899
 04-01-23                               8.50              108,880             117,146
Federal Natl Mtge Assn #190944
 05-01-24                               6.00              575,821             606,051
Federal Natl Mtge Assn #190988
 06-01-24                               9.00               64,365              70,068
Federal Natl Mtge Assn #250322
 08-01-25                               7.50               10,673              11,566
Federal Natl Mtge Assn #250384
 11-01-25                               7.50              142,119             154,006
Federal Natl Mtge Assn #250495
 03-01-26                               7.00              171,550             185,321
Federal Natl Mtge Assn #254494
 08-01-22                               7.00              183,642             197,971
Federal Natl Mtge Assn #254675
 01-01-23                               6.50              279,627             296,970
Federal Natl Mtge Assn #254708
 02-01-23                               7.00               53,893              58,099
Federal Natl Mtge Assn #304279
 02-01-25                               8.50              104,025             114,254
Federal Natl Mtge Assn #309341
 05-01-25                               8.50               25,698              28,225
Federal Natl Mtge Assn #313049
 08-01-11                               8.50               46,218              47,725
Federal Natl Mtge Assn #323606
 03-01-29                               6.50               39,879              42,527
Federal Natl Mtge Assn #433310
 08-01-28                               6.50              194,848             207,785
Federal Natl Mtge Assn #440730
 12-01-28                               6.00              146,320             156,152
Federal Natl Mtge Assn #505122
 07-01-29                               7.00              693,916             749,632
Federal Natl Mtge Assn #50553
 04-01-22                               8.00               68,107              73,800
Federal Natl Mtge Assn #510587
 08-01-29                               7.00              163,539             176,670
Federal Natl Mtge Assn #540041
 02-01-29                               7.00              517,395             558,929
Federal Natl Mtge Assn #545489
 03-01-32                               6.50              150,516             159,945
Federal Natl Mtge Assn #545684
 05-01-32                               7.50              112,080             121,357
Federal Natl Mtge Assn #545885
 08-01-32                               6.50              223,086             239,328
Federal Natl Mtge Assn #555376
 04-01-18                               4.50              631,879             655,232
Federal Natl Mtge Assn #555734
 07-01-23                               5.00            1,319,730           1,369,666
Federal Natl Mtge Assn #615135
 11-01-16                               6.00              111,637             117,611
Federal Natl Mtge Assn #642346
 05-01-32                               7.00              646,000             695,735
Federal Natl Mtge Assn #643381
 06-01-17                               6.00               92,841              97,752
Federal Natl Mtge Assn #645277
 05-01-32                               7.00               74,817              80,577
Federal Natl Mtge Assn #645569
 06-01-32                               7.00              463,650             499,345
Federal Natl Mtge Assn #646446
 06-01-17                               6.50              125,636             131,751
Federal Natl Mtge Assn #650105
 08-01-17                               6.50              516,924             542,086
Federal Natl Mtge Assn #662197
 09-01-32                               6.50              287,848             305,521
Federal Natl Mtge Assn #670387
 08-01-32                               7.00              180,150             194,135
Federal Natl Mtge Assn #670711
 10-01-32                               7.00              104,035             112,045
Federal Natl Mtge Assn #673179
 02-01-18                               6.00              224,254             236,116
Federal Natl Mtge Assn #676511
 12-01-32                               7.00               74,641              80,387
Federal Natl Mtge Assn #678397
 12-01-32                               7.00              667,228(t)          718,596
Federal Natl Mtge Assn #687887
 03-01-33                               5.50            1,358,878           1,429,704
Federal Natl Mtge Assn #689093
 07-01-28                               5.50              701,957             736,233
Federal Natl Mtge Assn #694546
 03-01-33                               5.50              531,883             554,363
Federal Natl Mtge Assn #703726
 02-01-33                               5.00            2,158,942           2,251,541
Federal Natl Mtge Assn #725284
 11-01-18                               7.00               75,130              78,156
Federal Natl Mtge Assn #725431
 08-01-15                               5.50               66,287              69,679
Federal Natl Mtge Assn #726940
 08-01-23                               5.50              230,010             241,807
Federal Natl Mtge Assn #747642
 11-01-28                               5.50              287,803             301,856
Federal Natl Mtge Assn #753074
 12-01-28                               5.50            1,423,710           1,493,227
Federal Natl Mtge Assn #755598
 11-01-28                               5.00              489,167             510,148
Federal Natl Mtge Assn #761031
 01-01-34                               5.00              385,499             401,648
Federal Natl Mtge Assn #768117
 08-01-34                               5.44              671,520(l)          684,338
Federal Natl Mtge Assn #961840
 03-01-38                               5.50            4,000,001           4,155,714
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                               8.71            2,883,101(k)          360,139
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                              17.61            1,229,270(k)           88,423
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                              47.00              560,345(k)           24,595
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                               8.00              490,109             510,925
Govt Natl Mtge Assn
 04-01-39                               5.50            1,700,000(e)        1,766,411
 04-01-39                               6.00            4,000,000(e)        4,179,062
Govt Natl Mtge Assn #604708
 10-15-33                               5.50            1,311,707           1,371,082
Govt Natl Mtge Assn #619592
 09-15-33                               5.00            1,565,263           1,630,156
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                             508.81               55,744(k)              861
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               0.90            1,207,996(l)          224,939


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
14 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                               0.80%         $16,044,797(b,k,s)          $--
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                               6.50            5,013,219           2,271,615
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00            1,350,677           1,206,785
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            2,722,180           2,545,399
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00            1,316,497           1,186,969
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                               6.00            1,185,592             698,552
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50            2,556,900           2,239,085
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00            3,083,587           2,298,959
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50            2,449,241           1,807,082
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.12            2,344,424(l)        1,641,436
                                                                      ---------------
Total                                                                     137,966,334
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (--%)
Moog
 Sr Sub Nts
 06-15-18                               7.25              145,000(d)          133,400
-------------------------------------------------------------------------------------


BANKING (0.3%)
Citigroup
 Sr Unsecured
 05-15-18                               6.13              395,000             340,939
Goldman Sachs Group
 Sr Unsecured
 02-15-19                               7.50              635,000             647,235
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63            2,365,000           1,649,928
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63              180,000             171,631
                                                                      ---------------
Total                                                                       2,809,733
-------------------------------------------------------------------------------------


BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88               30,000(b,e,q)        3,600
 05-02-18                               6.88            1,220,000(b,q)        146,400
                                                                      ---------------
Total                                                                         150,000
-------------------------------------------------------------------------------------


CHEMICALS (0.2%)
Airgas
 10-01-18                               7.13              425,000(d)          408,000
Chemtura
 06-01-16                               6.88              293,000(b)          131,850
INVISTA
 Sr Unsecured
 05-01-12                               9.25              997,000(d)          897,300
NALCO
 11-15-11                               7.75              330,000             325,050
                                                                      ---------------
Total                                                                       1,762,200
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (--%)
West Corp
 10-15-14                               9.50               91,000              63,359
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
 10-15-12                               5.45               90,000              92,768
Jarden
 05-01-17                               7.50              485,000             392,850
Visant
 10-01-12                               7.63               35,000              33,163
                                                                      ---------------
Total                                                                         518,781
-------------------------------------------------------------------------------------


ELECTRIC (2.3%)
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                               7.00              545,000             568,053
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                               8.88            1,350,000           1,496,289
Consumers Energy
 1st Mtge
 09-15-18                               5.65              145,000             139,495
Detroit Edison
 10-01-13                               6.40              780,000             833,876
Duke Energy Carolinas LLC
 1st Refunding Mtge
 10-01-15                               5.30              380,000             392,719
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                               7.38              280,000             291,413
Duke Energy
 Sr Unsecured
 02-01-14                               6.30              395,000             404,373
Edison Mission Energy
 Sr Unsecured
 06-15-13                               7.50              255,000             201,450
 06-15-16                               7.75              155,000             117,800
Exelon
 Sr Unsecured
 06-15-10                               4.45            1,890,000           1,858,376
FirstEnergy
 Sr Unsecured Series B
 11-15-11                               6.45              870,000             880,847
Indiana Michigan Power
 Sr Nts
 03-15-19                               7.00              695,000             686,127
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05            1,390,000           1,105,644
KCP&L Greater Missouri Operations
 Sr Unsecured
 07-01-12                              11.88              205,000             215,250
Majapahit Holding
 10-17-16                               7.75              100,000(c,d)         73,500
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56               45,079              41,811
Nevada Power
 08-01-18                               6.50              850,000             816,593
Nevada Power
 Series M
 03-15-16                               5.95              745,000             699,143
NiSource Finance
 03-01-13                               6.15              760,000             663,792
 01-15-19                               6.80              595,000             478,155
Northern States Power
 Sr Unsecured
 08-01-09                               6.88            1,455,000           1,468,273
NRG Energy
 02-01-16                               7.38            1,050,000             976,500
PacifiCorp
 1st Mtge
 09-15-13                               5.45            1,475,000           1,541,300
 07-15-38                               6.35              785,000             799,410
Portland General Electric
 03-15-10                               7.88              765,000             772,268
Potomac Electric Power
 1st Mtge
 12-15-38                               7.90              110,000             124,373
Potomac Electric Power
 Sr Secured
 06-01-35                               5.40              505,000             415,352
PPL Electric Utilities
 1st Mtge
 11-30-13                               7.13              970,000           1,067,854
Sierra Pacific Power
 Series M
 05-15-16                               6.00            1,555,000           1,461,726
                                                                      ---------------
Total                                                                      20,591,762
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
15 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                               9.30%            $988,711(m)         $967,355
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.6%)
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75              765,000             808,986
Cott Beverages USA
 12-15-11                               8.00              647,000             365,555
Dr Pepper Snapple Group
 05-01-18                               6.82            1,005,000             948,530
Molson Coors Capital Finance
 09-22-10                               4.85              910,000(c)          922,115
SABMiller
 01-15-14                               5.70            2,015,000(c,d)      1,962,630
                                                                      ---------------
Total                                                                       5,007,816
-------------------------------------------------------------------------------------


GAMING (0.1%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13              643,000             347,220
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38              310,000(d)          127,100
                                                                      ---------------
Total                                                                         474,320
-------------------------------------------------------------------------------------


GAS PIPELINES (1.0%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75            1,645,000           1,671,531
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            1,813,000           1,699,496
El Paso
 Sr Unsecured
 12-12-13                              12.00              325,000             344,500
 06-15-14                               6.88              105,000              93,525
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                               6.75              395,000             402,800
Northern Natural Gas
 Sr Unsecured
 02-15-37                               5.80              340,000(d)          287,702
Northwest Pipeline
 Sr Unsecured
 06-15-16                               7.00              180,000             181,631
 04-15-17                               5.95            1,305,000           1,219,488
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90              900,000(d)          784,351
Southern Star Central
 Sr Nts
 03-01-16                               6.75              380,000             317,300
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40            1,347,000           1,314,590
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                               7.00              535,000             541,563
                                                                      ---------------
Total                                                                       8,858,477
-------------------------------------------------------------------------------------


HEALTH CARE (0.4%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65              740,000             731,469
Community Health Systems
 07-15-15                               8.88              860,000             812,699
DaVita
 03-15-13                               6.63              230,000             223,100
HCA
 Sr Secured
 02-15-17                               9.88              795,000(d)          753,263
Omnicare
 12-15-13                               6.75              630,000             571,725
 12-15-15                               6.88               95,000              85,025
Select Medical
 02-01-15                               7.63              125,000              80,938
                                                                      ---------------
Total                                                                       3,258,219
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.1%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30              600,000             407,796
 03-15-17                               5.95              120,000              76,402
                                                                      ---------------
Total                                                                         484,198
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (1.5%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                               1.72              360,000(i)          358,711
 09-15-16                               5.95            1,845,000           1,589,062
Canadian Natural Resources
 Sr Unsecured
 03-15-38                               6.25              260,000(c)          200,265
 02-01-39                               6.75              550,000(c)          438,173
Chesapeake Energy
 01-15-16                               6.63              405,000             337,163
 01-15-16                               6.88              620,000             520,800
Denbury Resources
 03-01-16                               9.75              220,000             212,300
EnCana Holdings Finance
 05-01-14                               5.80              595,000(c)          585,290
EnCana
 Sr Unsecured
 11-01-11                               6.30            2,290,000(c)        2,305,067
 10-15-13                               4.75               65,000(c)           62,024
Forest Oil
 Sr Nts
 02-15-14                               8.50              420,000(d)          389,550
Nexen
 Sr Unsecured
 11-20-13                               5.05              495,000(c)          452,296
 05-15-37                               6.40              880,000(c)          624,155
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50              330,000(d)          328,350
Quicksilver Resources
 08-01-15                               8.25              600,000             390,000
SandRidge Energy
 06-01-18                               8.00              440,000(d)          319,000
XTO Energy
 Sr Unsecured
 02-01-14                               4.90            3,190,000           3,090,130
 01-31-15                               5.00              835,000             778,794
 06-30-15                               5.30              645,000             614,893
                                                                      ---------------
Total                                                                      13,596,023
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.3%)
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90            1,020,000             941,095
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80            1,500,000(c)        1,126,323
Suncor Energy
 Sr Unsecured
 06-01-39                               6.85              425,000(c)          314,814
TNK-BP Finance
 03-13-18                               7.88              200,000(c,d)        140,000
                                                                      ---------------
Total                                                                       2,522,232
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.5%)
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13            1,985,000(d)        1,817,629
Pricoa Global Funding I
 Sr Secured
 10-18-12                               5.40            1,730,000(d)        1,469,989
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30              920,000             856,087
                                                                      ---------------
Total                                                                       4,143,705
-------------------------------------------------------------------------------------


MEDIA CABLE (0.5%)
Comcast
 03-15-11                               5.50            2,230,000           2,264,695
 03-15-37                               6.45              545,000             476,139
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50              330,000(d)          326,700
DIRECTV Holdings LLC/Financing
 05-15-16                               7.63              570,000             558,600
Time Warner Cable
 04-01-19                               8.25              660,000             678,231
Videotron
 04-15-18                               9.13              190,000(c,d)        192,850
 04-15-18                               9.13               45,000(c,d)         45,675
Virgin Media Finance
 04-15-14                               8.75              150,000(c)          141,750
                                                                      ---------------
Total                                                                       4,684,640
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
16 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


MEDIA NON CABLE (1.3%)
British Sky Broadcasting Group
 02-15-18                               6.10%          $1,320,000(c,d)     $1,148,622
DISH DBS
 10-01-13                               7.00              275,000             255,063
 10-01-14                               6.63              504,000             451,080
 02-01-16                               7.13              480,000             429,600
Intelsat Subsidiary Holding
 01-15-15                               8.88               65,000(c,d)         60,613
Lamar Media
 08-15-15                               6.63              860,000             627,800
Lamar Media
 Sr Nts
 04-01-14                               9.75              120,000(d)          116,400
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70              900,000             668,110
News America
 12-15-35                               6.40              445,000             329,674
 01-09-38                               6.75              605,000             610,457
Nielsen Finance LLC
 08-01-14                              10.00              230,000             197,800
Rainbow Natl Services LLC
 09-01-12                               8.75              230,000(d)          230,000
Reed Elsevier Capital
 08-01-11                               6.75            1,495,000           1,465,482
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13            2,395,000           1,597,379
Thomson Reuters
 10-01-14                               5.70            2,350,000(c)        2,330,588
 07-15-18                               6.50              555,000(c)          517,015
                                                                      ---------------
Total                                                                      11,035,683
-------------------------------------------------------------------------------------


METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                               8.38            1,055,000             986,425
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (--%)
Gaz Capital
 Secured
 11-22-16                               6.21              150,000(c,d)        111,750
-------------------------------------------------------------------------------------


PACKAGING (0.1%)
Crown Americas LLC/Capital
 11-15-15                               7.75              550,000             552,750
Owens-Brockway Glass Container
 05-15-13                               8.25              655,000             658,275
                                                                      ---------------
Total                                                                       1,211,025
-------------------------------------------------------------------------------------


PAPER (--%)
Georgia-Pacific LLC
 01-15-17                               7.13              210,000(d)          194,250
NewPage
 Sr Secured
 05-01-12                              10.00              430,000             149,425
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              225,000(b,q)         27,000
                                                                      ---------------
Total                                                                         370,675
-------------------------------------------------------------------------------------


PHARMACEUTICALS (--%)
Roche Holdings
 03-01-39                               7.00              275,000(d)          287,765
-------------------------------------------------------------------------------------


RAILROADS (0.2%)
CSX
 Sr Unsecured
 03-15-12                               6.30              760,000             749,689
 04-01-15                               6.25            1,395,000           1,268,136
                                                                      ---------------
Total                                                                       2,017,825
-------------------------------------------------------------------------------------


RETAILERS (--%)
Home Depot
 Sr Unsecured
 03-01-11                               5.20              405,000             407,320
-------------------------------------------------------------------------------------


TECHNOLOGY (0.2%)
SS&C Technologies
 12-01-13                              11.75               60,000              51,000
SunGard Data Systems
 08-15-13                               9.13              704,000             612,480
Tyco Electronics Group
 10-01-12                               6.00              140,000(c)          119,134
 01-15-14                               5.95            1,085,000(c)          856,510
                                                                      ---------------
Total                                                                       1,639,124
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.3%)
Erac USA Finance
 10-15-17                               6.38            3,670,000(d)        2,343,468
-------------------------------------------------------------------------------------


TREASURY (--%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25        3,307,000,000(c)          236,431
-------------------------------------------------------------------------------------


WIRELESS (0.2%)
Centennial Communications
 Sr Nts
 01-01-13                               7.19              131,000(i)          131,000
Nextel Communications
 Series D
 08-01-15                               7.38              670,000             355,100
Nextel Communications
 Series E
 10-31-13                               6.88               40,000              22,800
Rogers Communications
 08-15-18                               6.80              225,000(c)          223,594
Sprint Capital
 01-30-11                               7.63              765,000             707,624
US Cellular
 Sr Unsecured
 12-15-33                               6.70              605,000             457,377
Verizon Wireless Capital LLC
 Sr Unsecured
 02-01-14                               5.55               15,000(d)           15,013
                                                                      ---------------
Total                                                                       1,912,508
-------------------------------------------------------------------------------------


WIRELINES (2.1%)
AT&T
 Sr Unsecured
 03-15-11                               6.25            3,240,000           3,384,161
 01-15-38                               6.30              440,000             386,736
Frontier Communications
 Sr Unsecured
 01-15-13                               6.25              280,000             253,750
Qwest
 Sr Unsecured
 10-01-14                               7.50              980,000             891,800
Telecom Italia Capital
 11-15-13                               5.25            2,685,000(c)        2,411,227
Telefonica Europe
 09-15-10                               7.75            1,245,000(c)        1,300,106
TELUS
 Sr Unsecured
 06-01-11                               8.00            4,170,500(c)        4,341,144
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            4,385,000           4,491,371
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65              475,000             488,722
Windstream
 08-01-16                               8.63              655,000             643,538
 03-15-19                               7.00              320,000             281,600
                                                                      ---------------
Total                                                                      18,874,155
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $358,475,714)                                                     $330,499,688
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (--%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%            $795,000            $365,692
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $794,921)                                                             $365,692
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
17 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

SENIOR LOANS (0.7%)(n)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (0.1%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 TBD                                     TBD             $224,876(e,p)        $76,008
 05-05-13                               3.50%             947,606             320,291
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 TBD                                     TBD               48,850(e,p)         16,511
 05-05-13                               3.50              206,919              69,939
                                                                      ---------------
Total                                                                         482,749
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.1%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          2.88-2.90              809,311             600,913
-------------------------------------------------------------------------------------


ELECTRIC (0.1%)
Energy Future Holdings
 Tranche B3 Term Loan
 10-10-14                          4.02-4.03            1,271,780             831,782
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.1%)
Pinnacle Foods Finance LLC
 Term Loan
 04-02-14                               3.25              653,342             532,474
-------------------------------------------------------------------------------------


MEDIA CABLE (0.1%)
Charter Communications LLC
 Term Loan
 03-05-14                          5.18-5.36              924,160             748,311
-------------------------------------------------------------------------------------


MEDIA NON CABLE (--%)
Idearc
 Tranche B Term Loan
 11-17-14                               3.22              594,817             231,794
Nielsen Finance LLC
 Term Loan
 08-09-13                               2.53              953,796(c)          740,784
                                                                      ---------------
Total                                                                         972,578
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (--%)
Dresser
 Tranche B Term Loan
 05-04-14                          2.77-3.49              535,000             393,225
-------------------------------------------------------------------------------------


PAPER (0.1%)
NewPage
 Term Loan
 12-22-14                          4.31-5.00            1,040,983             710,846
-------------------------------------------------------------------------------------


TECHNOLOGY (--%)
SunGard Data Systems
 Term Loan
 02-28-14                          2.28-2.99              249,364             210,074
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (--%)
Hertz
 Letter of Credit
 12-21-12                               1.23               52,268              39,122
Hertz
 Tranche B Term Loan
 12-21-12                          2.26-2.32              292,001             218,563
                                                                      ---------------
Total                                                                         257,685
-------------------------------------------------------------------------------------


WIRELINES (0.1%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD            1,005,000(e,p)        448,059
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $7,261,882)                                                         $6,188,696
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              48,941,143(u)        $48,941,143
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $48,941,143)                                                       $48,941,143
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (14.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    124,153,481          $124,153,481
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $124,153,481)                                                     $124,153,481
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,172,002,286)                                                 $1,061,190,136
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2009



                                                          NUMBER OF                                  UNREALIZED
                                                          CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION/
CONTRACT DESCRIPTION                                    LONG/(SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                      109        $14,137,641    June 2009      $379,778
U.S. Treasury Note, 5-year                                   (59)        (7,007,172)   July 2009       (89,274)
U.S. Treasury Note, 10-year                                    6            744,469    June 2009           194
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                 $290,698
-----------------------------------------------------------------------------------------------------------------




CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT MARCH 31, 2009



                                           REFERENCED         BUY/SELL    PAY/RECEIVE     EXPIRATION     NOTIONAL    UNREALIZED
COUNTERPARTY                                 ENTITY          PROTECTION    FIXED RATE        DATE         AMOUNT    APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                        Home Depot                  Buy           .50%     March 20, 2011   $380,000      $10,493
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                        ConAgra Foods               Buy           .18      Sept. 20, 2011    765,000        4,553
--------------------------------------------------------------------------------------------------------------------------------
Citibank                             Reed Elsevier Capital       Buy           .26      Sept. 20, 2011    365,000       10,321
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                        FirstEnergy                 Buy           .60       Dec. 20, 2011    235,000        3,057
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank                  Cardinal Health             Buy          .225       June 20, 2012    740,000       10,312
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank                  NiSource Finance            Buy           .55       Dec. 20, 2012    760,000       94,756
--------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                 $133,492
--------------------------------------------------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
18 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2009, the value of foreign securities represented 12.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $24,722,738 or 2.8% of net assets.

(e) At March 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $58,894,729.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   Ambac Assurance Corporation
     MBIA   --   MBIA Insurance Corporation


(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2009.

(l) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(m) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2009, was $1,033,477 representing 0.1% of net assets. Information concerning such security holdings at March 31, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     ------------------------------------------------------------------------
     Banc of America Funding*
      Series 2006-2
       Cl N1 7.25% 2046                   11-14-06 thru 07-21-08      $89,190
     Crown Paper Escrow
       United Artists Theatre Circuit            04-16-07                  --
     Pass-Through Ctfs
       9.30% 2015                         12-08-95 thru 08-12-96      969,564
     Virgin Media                                07-29-08             127,383


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(n) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(p) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(q)  This position is in bankruptcy.

(r)  At March 31, 2009, security was partially or fully on loan.

(s)  Negligible market value.

(t) At March 31, 2009, investments in securities included securities valued at $1,504,297 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(u) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
19 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                    FAIR VALUE AT MARCH 31, 2009
                                                    ------------------------------------------------------------
                                                         LEVEL 1         LEVEL 2
                                                      QUOTED PRICES       OTHER        LEVEL 3
                                                        IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                       MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                         IDENTICAL ASSETS     INPUTS        INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                             $750,661,881    $300,466,369   $10,061,886  $1,061,190,136
Other financial instruments*                               290,698         133,492            --         424,190
----------------------------------------------------------------------------------------------------------------
Total                                                 $750,952,579    $300,599,861   $10,061,886  $1,061,614,326
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                                     $10,186,531
  Accrued discounts/premiums                                                        (66,843)
  Realized gain (loss)                                                              (85,505)
  Change in unrealized appreciation (depreciation)                                  594,608
  Net purchases (sales)                                                            (566,905)
  Transfers in and/or out of Level 3                                                     --
--------------------------------------------------------------------------------------------
Balance as of March 31, 2009                                                    $10,061,886
--------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
20 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - Cash Management Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



U.S. GOVERNMENT AGENCIES (46.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 04-03-09                            0.01%           $46,000,000          $45,999,974
 04-08-09                            0.13             28,400,000           28,399,162
 04-13-09                            0.33             31,000,000           30,996,383
 04-14-09                            0.20             20,700,000           20,698,436
 04-15-09                            0.20             29,000,000           28,997,632
 04-16-09                            0.18             26,000,000           25,997,942
 04-17-09                            0.22             43,300,000           43,295,637
 04-20-09                            0.22             70,700,000           70,691,656
 04-21-09                            0.20             34,100,000           34,096,022
 04-22-09                            0.24             22,600,000           22,596,704
 04-23-09                            0.20             50,000,000           49,993,583
 04-24-09                            0.29             15,000,000           14,997,125
 04-27-09                            0.15             16,300,000           16,298,234
 04-29-09                            0.23             14,100,000           14,097,368
 05-08-09                            0.26             24,100,000           24,093,560
 05-11-09                            0.25             24,700,000           24,693,139
 05-13-09                            0.26             31,100,000           31,090,566
 07-07-09                            0.57             25,000,000(b)        25,000,000
Federal Home Loan Bank Disc Nts
 Zero Coupon
 04-01-09                            0.33              6,000,000(c)         6,000,000
 04-06-09                            0.33              7,900,000(c)         7,899,638
Federal Home Loan Mtge Corp Disc Nts
 04-13-09                            0.15             47,000,000           46,997,503
 04-27-09                            1.16             30,000,000(b)        30,000,000
 09-21-09                            0.71              5,000,000            4,983,181
 02-09-10                            1.10             18,000,000(b)        18,000,000
Federal Natl Mtge Assn Disc Nts
 04-01-09                            0.20             18,200,000           18,200,000
 04-15-09                            1.21             25,000,000           24,987,361
 10-26-09                            0.78             10,000,000            9,955,511
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $719,056,317)                                                     $719,056,317
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (6.8%)(f)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Citigroup Funding FDIC Govt Guaranty
 04-21-09                            0.34%           $10,900,000          $10,897,881
 04-24-09                            0.24             25,000,000           24,996,007
 04-29-09                            0.29             25,000,000           24,994,167
 04-30-09                            0.29             25,000,000           24,993,958
General Electric Capital FDIC Govt Guaranty
 04-28-09                            0.39              7,900,000            7,897,630
Goldman Sachs Group FDIC Govt Guaranty
 12-17-09                            1.47             10,000,000(b)        10,000,000
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $103,779,643)                                                     $103,779,643
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (6.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Barclays Bank
 05-27-09                            1.58%           $10,000,000(b)       $10,000,000
 05-28-09                            1.66             11,000,000(b)        11,000,000
Canadian Imperial Bank of Commerce
 05-15-09                            0.59             12,000,000           12,000,000
Chase Bank USA
 04-02-09                            0.40             20,900,000           20,900,000
 04-06-09                            0.40             13,500,000           13,500,000
 05-22-09                            0.45             15,000,000           15,000,000
Citibank
 04-07-09                            0.40             10,000,000           10,000,000
 04-14-09                            0.40             10,000,000           10,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $102,400,000)                                                     $102,400,000
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (4.1%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of America
 07-30-09                            1.37%            $5,000,000           $5,000,000
General Electric Capital
 09-24-09                            0.56             10,000,000           10,000,000
HSBC USA
 08-14-09                            1.64             10,000,000           10,000,000
New York Life Global Funding
 09-04-09                            1.37             10,000,000           10,000,000
US Bank
 08-19-09                            1.31             15,000,000           15,000,000
 09-10-09                            1.39              8,000,000            8,000,000
Wells Fargo & Co
 09-03-09                            0.56              5,000,000            5,000,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $63,000,000)                                                       $63,000,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (37.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (21.6%)
Amsterdam Funding
 04-06-09                            0.42%           $15,000,000(d)       $14,998,958
 04-07-09                            0.43             10,000,000(d)         9,999,167
 04-16-09                            0.48             15,000,000(d)        14,996,875
Bryant Park Funding LLC
 04-01-09                            0.49             10,000,000(d)        10,000,000
Chariot Funding LLC
 04-09-09                            0.32              4,900,000(d)         4,899,619
Enterprise Funding LLC
 04-14-09                            0.49              5,000,000(d)         4,999,061
 04-16-09                            0.59             10,000,000(d)         9,997,417
 05-01-09                            0.66             13,000,000(d)        12,992,742
Falcon Asset Securitization LLC
 04-09-09                            0.45             10,000,000(d)         9,998,889
 04-13-09                            0.47              8,000,000(d)         7,998,667
 04-21-09                            0.48             15,000,000(d)        14,995,833
 05-06-09                            0.49             11,000,000           10,994,653
 06-15-09                            0.55              4,000,000(d)         3,995,417
Jupiter Securitization LLC
 05-04-09                            0.49              5,000,000(d)         4,997,708
 05-06-09                            0.49             15,000,000(d)        14,992,708
 05-07-09                            0.49             15,000,000(d)        14,992,500
 05-18-09                            0.50              5,500,000(d)         5,496,410
Kitty Hawk Funding
 04-06-09                            0.51              5,000,000(d)         4,999,583
 04-23-09                            0.60             10,000,000(d)         9,996,211
Old Line Funding LLC
 05-04-09                            0.54             25,000,000           24,987,395
 05-20-09                            0.50              5,000,000(d)         4,996,597
Park Avenue Receivables
 04-03-09                            0.34             10,000,000(d)         9,999,722
 04-17-09                            0.48             10,000,000(d)         9,997,778
Ranger Funding LLC
 04-14-09                            0.47             15,000,000(d)        14,997,292
Salisbury Receivables LLC
 04-02-09                            0.25             15,000,000(d)        14,999,792
Thunder Bay Funding LLC
 04-01-09                            0.54              8,000,000(d)         8,000,000
 04-03-09                            0.37             13,000,000(d)        12,999,603
 04-06-09                            0.42             15,000,000(d)        14,998,958
 05-05-09                            0.49             20,000,000           19,990,555
WhistleJacket Capital LLC
 03-20-08                            2.50              7,691,442(b,e,g)     7,691,442
 02-25-08                            3.12              1,538,426(b,e,g)     1,538,426
                                                                      ---------------
Total                                                                     331,539,978
-------------------------------------------------------------------------------------


BANKING (6.9%)
HSBC USA
 04-07-09                            0.22             15,000,000(b)        14,999,375
Rabobank USA Financial
 04-03-09                            0.14              9,400,000            9,399,896
 04-08-09                            0.18             15,000,000           14,999,417
Rabobank USA Financial
 Zero Coupon
 04-01-09                            0.15              6,800,000(c)         6,800,000
Royal Bank of Scotland
 04-29-09                            0.48             14,000,000           13,994,664
Wells Fargo & Co
 04-07-09                            0.22             10,000,000            9,999,583
 04-08-09                            0.22             15,000,000           14,999,271
 04-09-09                            0.23             20,000,000           19,998,889
                                                                      ---------------
Total                                                                     105,191,095
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
21 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Cash Management Fund

COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)


ELECTRIC (3.0%)
FPL Fuels
 04-01-09                            0.49%            $8,100,000           $8,100,000
 04-03-09                            0.27             12,800,000           12,799,719
 04-13-09                            0.47             10,000,000            9,998,333
 04-27-09                            0.44             10,000,000            9,996,750
Southern Co Funding
 04-09-09                            0.23              5,000,000(d)         4,999,722
                                                                      ---------------
Total                                                                      45,894,524
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.6%)
General Electric Capital Services
 05-22-09                            0.58              9,200,000            9,192,441
-------------------------------------------------------------------------------------


PHARMACEUTICALS (5.5%)
Johnson & Johnson
 04-09-09                            0.13             15,000,000(d)        14,999,533
 04-16-09                            0.13             15,000,000(d)        14,999,125
Roche Holdings
 04-02-09                            0.11              5,000,000(d)         4,999,971
 04-09-09                            0.21             15,000,000(d)        14,999,233
 04-15-09                            0.24             15,000,000(d)        14,998,542
 04-20-09                            0.24              5,000,000(d)         4,999,340
 04-28-09                            0.24             15,000,000(d)        14,997,188
                                                                      ---------------
Total                                                                      84,992,932
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $576,811,213)                                                     $576,810,970
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,565,047,173)(h)                                              $1,565,046,930
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2009. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $356,330,161 or 23.2% of net assets.

(e) In 2007 and 2008 structured investment vehicles ("SIVs") generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset-backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. As of March 31, 2009, RiverSource Variable Portfolio - Cash Management Fund (Cash Management) held remaining SIV positions in WhistleJacket Capital LLC (WJC). As of March 31, 2009, Cash Management valued these WJC positions at $9.2 million, representing 0.6% of Cash Management's net assets. On April 29, 2009 Cash Management received cash proceeds totaling $7.2 million in the restructuring of WJC, resulting in a recognized loss of $2 million on the positions. The loss recognized on April 29, 2009 was not material to Cash Management's $1 net asset value per share.

     Pursuant to Cash Management's pricing procedures, securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Rule 2a-7 also requires periodic monitoring ("Shadow Pricing") of the deviation between the net asset value per share of Cash Management using the amortized cost method and the net asset value determined based on fair value to ensure that the amortized cost method continues to provide an appropriate net asset value for Cash Management in accordance with Rule 2a-7.

     For the three months ended March 31, 2009 and continuing through April 29, 2009 all investments held by, including WJC, were valued at amortized cost in compliance procedures In addition, for the same time periods the deviations resulting from Shadow Pricing procedure were not material to Cash Management's $1 net asset value per share.

(f) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(g) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at March 31, 2009, is as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     WhistleJacket Capital LLC
       2.50% Commercial Paper 2008          03-16-07       $7,691,750
     WhistleJacket Capital LLC
       3.12% Commercial Paper 2008          03-23-07        1,538,361


(h) Also represents the cost of securities for federal income tax purposes at March 31, 2009.


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


--------------------------------------------------------------------------------
22 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Cash Management Fund

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                  FAIR VALUE AT MARCH 31, 2009
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                            $--          $1,565,046,930         $--        $1,565,046,930


Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
23 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - Diversified Bond Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (103.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.75%          $2,425,000          $2,024,875
 06-15-35                               6.63            3,368,000(n)        2,408,120
Petroleos de Venezuela
 04-12-17                               5.25            4,919,000           2,053,683
                                                                      ---------------
Total                                                                       6,486,678
-------------------------------------------------------------------------------------


SOVEREIGN (0.5%)(c)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75            2,308,000(d)          992,440
Republic of Argentina
 09-12-13                               7.00            3,746,000           1,245,545
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00            4,660,000(e)          127,218
Republic of Colombia
 01-27-17                               7.38            2,000,000           2,020,000
 09-18-37                               7.38            1,735,000           1,548,488
Republic of El Salvador
 06-15-35                               7.65            1,800,000(d)        1,314,000
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88            1,034,000(d)          837,540
 10-12-35                               8.50            1,338,000(d)        1,123,920
 01-17-38                               7.75            1,150,000(d)          885,500
Republic of Philippines
 01-15-16                               8.00              575,000             633,219
 01-14-31                               7.75            2,732,000           2,790,055
Republic of Turkey
 09-26-16                               7.00              590,000             566,400
 04-03-18                               6.75            1,857,000           1,703,798
 03-17-36                               6.88            4,785,000           3,804,074
Republic of Uruguay
 05-17-17                               9.25              876,000             928,560
Republic of Venezuela
 02-26-16                               5.75              946,000             459,283
 05-07-23                               9.00            2,200,000           1,122,000
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              944,000             580,560
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63            2,184,000           1,747,200
Russian Federation
 03-31-30                               7.50            1,277,760(d)        1,201,094
                                                                      ---------------
Total                                                                      25,630,894
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (21.3%)
Federal Farm Credit Bank
 10-17-12                               4.50           17,155,000          18,378,598
Federal Home Loan Mtge Corp
 07-17-15                               4.38           36,515,000(n)       39,825,596
 04-18-16                               5.25           39,540,000          44,742,357
 04-16-37                               6.00           49,700,000          51,414,998
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                               5.00           43,261,000          41,772,086
Federal Natl Mtge Assn
 05-18-12                               4.88           30,760,000          33,623,853
 01-02-14                               5.13           62,386,000          64,476,555
 03-13-14                               2.75           50,490,000          51,092,699
 04-15-15                               5.00           49,850,000(n)       55,893,465
 07-15-37                               5.63            9,840,000          11,097,596
U.S. Treasury
 06-30-10                               2.88            3,775,000(t)        3,880,289
 02-28-11                               0.88           41,240,000(n)       41,318,768
 02-28-14                               1.88           55,130,000(n)       55,733,122
 03-31-14                               1.75            3,625,000(g,n)      3,637,463
 03-31-14                               1.75           15,950,000(n)       16,004,836
 02-15-15                               4.00           79,845,000(n)       89,314,138
 02-15-19                               2.75           27,735,000(n)       27,886,710
 02-15-26                               6.00           36,293,000          47,816,028
 02-15-29                               5.25          115,565,000         142,307,434
 02-15-38                               4.38           26,680,000(n,t)     30,306,826
 05-15-38                               4.50           15,660,000(n)       18,283,050
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00           68,513,011(i)       70,599,662
 01-15-15                               1.63           51,892,275(i)       52,418,782
                                                                      ---------------
Total                                                                   1,011,824,911
-------------------------------------------------------------------------------------


ASSET-BACKED (1.1%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49            8,061,381(h)        7,859,846
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                               0.65            4,707,708(d,j)      4,656,796
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15            4,525,000(d)        4,345,396
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92            1,032,450             766,903
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               0.78              946,946(j)          644,069
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04            5,849,995(d,h)      5,498,336
CPS Auto Trust
 Series 2007-C Cl A3 (FSA)
 05-15-12                               5.43            8,099,948(d,h)      7,711,401
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            7,000,000(d,h)      5,094,390
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               0.00            6,400,000(m)          640,000
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88           11,700,000(m)        2,010,938
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
 02-27-12                              29.68           11,633,000(m)        1,417,365
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57            1,867,056           1,793,382
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31            1,645,000(q)          127,520
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66            1,065,000(q)           71,041
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01            1,565,000(q)           92,061
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 12-25-32                               0.70           14,950,000(j)        7,609,184
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
 10-12-12                               5.24            3,120,000(h)        2,657,685
                                                                      ---------------
Total                                                                      52,996,313
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (5.3%)(f)
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45           15,170,000          10,478,134
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00              165,066             159,734
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                               4.57            3,430,000           3,041,645
Bear Stearns Commercial Mtge Securities
 Series 2007-PW16 Cl A1
 06-11-40                               5.59            2,500,149           2,459,793
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A2
 01-12-45                               5.33           10,000,000           8,157,810
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
 05-15-19                               5.25               54,363              54,221


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
24 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68%         $17,625,000         $17,303,736
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43            3,841,000           2,658,574
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23            1,800,000           1,612,063
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               0.82            1,475,000(d,j)        751,934
Credit Suisse Mtge Capital Ctfs
 Series 2006-C4 Cl A3
 09-15-39                               5.47              380,000             264,643
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                               6.18           12,000,000          11,893,124
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60            2,900,000           2,509,331
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82            1,628,684           1,558,436
CS First Boston Mtge Securities
 Series 2005-C5 Cl A4
 08-15-38                               5.10           23,610,000          17,184,272
Federal Natl Mtge Assn #387486
 07-01-15                               4.70            9,152,067           9,405,946
Federal Natl Mtge Assn #555806
 10-01-13                               5.10              892,615             944,203
Federal Natl Mtge Assn #735029
 09-01-13                               5.32              105,679             110,871
Federal Natl Mtge Assn #735390
 03-01-16                               4.87            2,517,155           2,607,357
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
 08-25-12                               4.72               79,053              81,797
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                               4.77            2,300,000           1,855,487
GE Capital Commercial Mtge
 Series 2005-C3 Cl A5
 07-10-45                               4.98           10,000,000           8,276,461
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                               4.77              837,192(d)          834,832
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25            3,850,000(d)        3,539,010
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88            1,725,000           1,542,590
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                               5.55            5,125,000           4,071,294
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               1.37            8,650,000(d,j)      5,404,682
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.99            5,475,000             767,568
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A1
 07-12-37                               4.39            2,175,517           2,113,972
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13            1,565,268           1,497,163
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              707,518             645,546
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            5,575,000           4,824,123
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                               5.11            1,100,000             930,956
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18            2,992,782           2,909,991
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            8,415,714           8,121,910
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00           18,835,000           9,207,023
JPMorgan Chase Commercial Mtge Securities
 Series 2006-CB17 Cl A1
 12-12-43                               5.28            9,291,663           9,205,164
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49            4,550,000           3,939,888
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79           17,250,000          11,402,638
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               5.90           13,300,000           4,746,903
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20            5,700,000(d)          349,373
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97            2,250,000           2,079,668
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A6
 08-15-29                               5.02            4,000,000           3,201,840
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86            6,925,000           5,991,038
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            6,395,000           4,414,869
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                               5.61            1,474,936           1,415,419
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                               4.71            3,143,632           3,049,813
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              935,679             925,475
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59            2,475,000           2,343,033
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80            5,575,000           4,850,101
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.09           12,055,000           8,739,827
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08           16,750,000(d)       14,312,185
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09            3,150,000           2,651,931
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56           12,325,000           9,027,881
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58            4,000,000           3,271,675
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            6,100,000           4,789,452
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31            1,875,000           1,245,097
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34            7,893,000           3,045,795
                                                                      ---------------
Total                                                                     254,779,297
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (41.8%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.17            5,732,827(k)        3,021,618
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                               0.69           11,506,638(k)        2,418,718
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
 05-25-47                               0.71           15,485,855(k)        5,986,225
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                               6.00            2,195,339           1,941,875


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
25 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
 04-25-34                               6.00%          $4,146,884          $3,708,870
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00           24,058,529          13,259,444
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                               7.25              359,750(d,o)         41,551
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                               6.00           17,931,315           9,703,223
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.10            5,800,000(d,k)      3,498,177
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
 08-25-35                               5.00            8,153,330           6,078,690
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                              24.86            5,728,621(m)          767,707
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75            1,310,241           1,293,044
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                               5.50           17,238,241          13,544,140
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
 05-25-35                               0.77            4,566,260(j)        1,811,956
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50            2,165,430           1,364,343
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            4,659,569           4,005,486
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                               6.00            5,205,101           2,729,425
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                               6.00           10,404,375           6,508,121
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                               6.00           12,932,732           8,726,077
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                               6.00           18,359,505           9,627,265
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                               6.50           21,696,637          11,906,878
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                               0.87           10,571,364(j)        2,484,548
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 01-25-38                               1.02           18,567,727(j)        2,024,874
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00            2,826,887(d)        2,086,485
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.32            3,759,617(k)        1,620,852
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB5 Cl 2A2
 09-20-36                               5.82            6,825,979(k)        2,673,782
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-29 Cl 8A1
 11-25-18                               6.00            1,305,094           1,170,099
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 12-25-34                               6.00           12,383,674           9,085,069
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
 02-25-37                               0.61            2,933,647(j)        2,742,966
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR3 Cl 2A1
 06-25-37                               0.63            3,098,692(j)        2,757,905
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                               0.00           13,465,953(b,m,p)           --
Federal Home Loan Mtg Corp #G05205
 01-01-39                               5.00           25,303,928          26,126,118
Federal Home Loan Mtge Corp
 04-01-39                               4.50           41,000,000(g)       41,845,625
 04-01-39                               5.50           26,500,000(g)       27,493,750
 04-01-39                               6.00           44,900,000(g)       46,931,025
Federal Home Loan Mtge Corp #1B3592
 09-01-37                               6.02            7,603,601(k)        7,920,525
Federal Home Loan Mtge Corp #1G3723
 08-01-37                               6.00            3,825,689(k)        3,993,150
Federal Home Loan Mtge Corp #A27373
 10-01-34                               6.50              441,224             467,293
Federal Home Loan Mtge Corp #A57402
 02-01-37                               5.00              499,951             516,195
Federal Home Loan Mtge Corp #A76134
 04-01-38                               7.00           12,299,208          13,026,891
Federal Home Loan Mtge Corp #A76794
 05-01-38                               5.00              287,790             297,141
Federal Home Loan Mtge Corp #A77681
 06-01-38                               5.00              729,547             753,252
Federal Home Loan Mtge Corp #A77795
 05-01-38                               5.00              121,130             125,065
Federal Home Loan Mtge Corp #A78754
 06-01-38                               5.00            8,999,999           9,292,432
Federal Home Loan Mtge Corp #A79828
 07-01-38                               5.00              800,019             826,014
Federal Home Loan Mtge Corp #A81357
 08-01-38                               5.00              287,391             296,729
Federal Home Loan Mtge Corp #A81959
 09-01-38                               5.00              479,705             495,292
Federal Home Loan Mtge Corp #A83576
 12-01-38                               5.00              499,624             515,858
Federal Home Loan Mtge Corp #A83578
 12-01-38                               5.00           17,728,748          18,304,801
Federal Home Loan Mtge Corp #A83645
 12-01-38                               5.00           19,482,572          20,115,611
Federal Home Loan Mtge Corp #A84289
 01-01-39                               5.00            8,999,999           9,292,432
Federal Home Loan Mtge Corp #A84808
 03-01-39                               5.00            2,000,000           2,064,785
Federal Home Loan Mtge Corp #B11452
 12-01-18                               6.00            1,096,575           1,153,025
Federal Home Loan Mtge Corp #B11835
 01-01-19                               5.50               78,601              82,328
Federal Home Loan Mtge Corp #B12280
 02-01-19                               5.50              102,534             107,395
Federal Home Loan Mtge Corp #C00356
 08-01-24                               8.00               71,862              78,523
Federal Home Loan Mtge Corp #C14412
 09-01-28                               6.00            1,114,633           1,176,166
Federal Home Loan Mtge Corp #C46101
 08-01-29                               6.50              204,201             217,414
Federal Home Loan Mtge Corp #C53878
 12-01-30                               5.50              793,208             827,401
Federal Home Loan Mtge Corp #C59161
 10-01-31                               6.00            2,108,107           2,217,897
Federal Home Loan Mtge Corp #C79930
 06-01-33                               5.50            2,044,960           2,131,012
Federal Home Loan Mtge Corp #C80198
 08-01-24                               8.00               37,847              41,355
Federal Home Loan Mtge Corp #C80253
 01-01-25                               9.00               42,052              46,864
Federal Home Loan Mtge Corp #C90767
 12-01-23                               6.00            3,008,645           3,167,368


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
26 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #D95319
 03-01-22                               6.00%            $277,496            $292,270
Federal Home Loan Mtge Corp #D96300
 10-01-23                               5.50              274,990             286,779
Federal Home Loan Mtge Corp #E01127
 02-01-17                               6.50            1,651,253           1,728,767
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50              989,303           1,036,647
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00            3,110,005           3,229,773
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00            2,771,773           2,881,770
Federal Home Loan Mtge Corp #G01108
 04-01-30                               7.00            1,452,957           1,577,517
Federal Home Loan Mtge Corp #G01410
 04-01-32                               7.00               59,854              64,310
Federal Home Loan Mtge Corp #G01427
 12-01-31                               6.50              502,669             534,252
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00              424,425             451,313
Federal Home Loan Mtge Corp #G03419
 07-01-37                               6.00           38,273,615          40,057,599
Federal Home Loan Mtge Corp #G04468
 07-01-38                               5.00              500,049             516,297
Federal Home Loan Mtge Corp #G04690
 09-01-38                               5.00              511,437             528,055
Federal Home Loan Mtge Corp #G04691
 06-01-38                               5.00               27,335              28,223
Federal Home Loan Mtge Corp #G04699
 09-01-38                               5.00            4,999,998           5,162,460
Federal Home Loan Mtge Corp #G04832
 10-01-38                               5.00            1,020,413           1,053,569
Federal Home Loan Mtge Corp #G04833
 10-01-38                               5.00              220,325             227,484
Federal Home Loan Mtge Corp #G04965
 12-01-38                               5.00              500,049             516,297
Federal Home Loan Mtge Corp #G05198
 12-01-37                               5.00            4,000,003           4,131,448
Federal Home Loan Mtge Corp #G30225
 02-01-23                               6.00            3,805,461           4,008,064
Federal Home Loan Mtge Corp #H01089
 08-01-37                               6.00           30,660,698          31,931,740
Federal Home Loan Mtge Corp #H01724
 09-01-37                               6.00           12,298,192          12,815,580
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                              71.22              111,695(m)            2,685
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                              77.27            6,471,023(m)          428,751
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1241 Cl K
 03-15-22                               7.00              146,007             146,007
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50            3,157,237           3,247,279
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                               6.50            1,332,610           1,437,678
Federal Natl Mtge Assn
 04-01-24                               4.50           36,875,000(g)       37,958,203
 04-01-24                               5.00           33,200,000(g)       34,424,250
 04-01-24                               5.50           13,875,000(g)       14,464,688
 04-01-24                               6.00           15,000,000(g)       15,698,430
 05-01-38                               5.00           81,000,000(g)       83,354,024
 04-01-39                               4.50          186,000,000(g)      190,068,748
 04-01-39                               6.50            3,500,000(g)        3,685,664
 04-01-39                               7.00            1,000,000(g)        1,064,688
 05-01-39                               4.50           88,000,000(g)       89,649,999
Federal Natl Mtge Assn #125032
 11-01-21                               8.00               15,922              17,308
Federal Natl Mtge Assn #125474
 02-01-27                               7.50              485,681             526,951
Federal Natl Mtge Assn #190353
 08-01-34                               5.00            9,897,650          10,237,109
Federal Natl Mtge Assn #190899
 04-01-23                               8.50              155,538             167,346
Federal Natl Mtge Assn #190988
 06-01-24                               9.00              159,369             173,489
Federal Natl Mtge Assn #252440
 05-01-29                               7.00               99,725             107,732
Federal Natl Mtge Assn #253883
 08-01-16                               6.00              387,871             408,630
Federal Natl Mtge Assn #254224
 02-01-17                               7.00              637,003             669,317
Federal Natl Mtge Assn #254560
 11-01-32                               5.00            2,296,185           2,378,884
Federal Natl Mtge Assn #254675
 01-01-23                               6.50              120,645             128,128
Federal Natl Mtge Assn #254916
 09-01-23                               5.50            3,142,425           3,282,554
Federal Natl Mtge Assn #255364
 09-01-34                               6.00              371,293             389,353
Federal Natl Mtge Assn #255788
 06-01-15                               5.50            3,235,916           3,360,976
Federal Natl Mtge Assn #256171
 03-01-26                               6.00           16,207,346          17,028,552
Federal Natl Mtge Assn #256339
 07-01-36                               5.50           18,533,814          19,117,050
Federal Natl Mtge Assn #256636
 02-01-37                               5.50              155,468             161,520
Federal Natl Mtge Assn #257016
 12-01-37                               7.00            5,779,603           6,155,268
Federal Natl Mtge Assn #257161
 04-01-38                               5.50              106,302             110,440
Federal Natl Mtge Assn #257593
 02-01-39                               5.50               69,388              72,089
Federal Natl Mtge Assn #303727
 02-01-11                               6.00               20,052              20,580
Federal Natl Mtge Assn #323715
 05-01-29                               6.00               53,938              56,865
Federal Natl Mtge Assn #442411
 11-01-28                               6.50              839,964(t)          895,734
Federal Natl Mtge Assn #445254
 12-01-13                               5.50              940,497             988,619
Federal Natl Mtge Assn #446964
 10-01-28                               6.00            2,862,838           3,018,197
Federal Natl Mtge Assn #450370
 01-01-29                               6.50            1,301,644           1,388,069
Federal Natl Mtge Assn #484820
 04-01-14                               5.50                5,003               5,259
Federal Natl Mtge Assn #50553
 04-01-22                               8.00               62,786              68,034
Federal Natl Mtge Assn #510587
 08-01-29                               7.00               81,769              88,335
Federal Natl Mtge Assn #545339
 11-01-31                               6.50               69,609              74,684
Federal Natl Mtge Assn #545342
 04-01-13                               7.00               95,002              95,312
Federal Natl Mtge Assn #545869
 07-01-32                               6.50            1,077,469           1,150,016
Federal Natl Mtge Assn #545874
 08-01-32                               6.50               96,531             103,588
Federal Natl Mtge Assn #545885
 08-01-32                               6.50            2,230,856           2,393,284
Federal Natl Mtge Assn #545910
 08-01-17                               6.00            1,013,621           1,062,153
Federal Natl Mtge Assn #555340
 04-01-33                               5.50              109,048             114,806
Federal Natl Mtge Assn #555375
 04-01-33                               6.00            6,920,178(t)        7,367,776
Federal Natl Mtge Assn #555376
 04-01-18                               4.50              137,748             142,839
Federal Natl Mtge Assn #555458
 05-01-33                               5.50            8,752,048           9,104,843
Federal Natl Mtge Assn #555528
 04-01-33                               6.00           18,156,468          19,073,689
Federal Natl Mtge Assn #555734
 07-01-23                               5.00            2,613,065           2,711,939
Federal Natl Mtge Assn #576603
 03-01-15                               6.00            1,800,377           1,893,359
Federal Natl Mtge Assn #606882
 10-01-31                               7.00              331,479             357,201
Federal Natl Mtge Assn #609621
 11-01-31                               7.00            1,789,866           1,928,756
Federal Natl Mtge Assn #615135
 11-01-16                               6.00              120,939             127,412
Federal Natl Mtge Assn #617746
 08-01-32                               6.50              150,762             160,018
Federal Natl Mtge Assn #626720
 01-01-17                               6.00              101,389             106,815
Federal Natl Mtge Assn #630599
 05-01-32                               7.00            2,751,402           2,963,229
Federal Natl Mtge Assn #634367
 03-01-17                               6.50              610,673             641,910
Federal Natl Mtge Assn #645569
 06-01-32                               7.00              233,307             251,269


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
27 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #646938
 06-01-32                               7.00%          $1,006,014          $1,083,466
Federal Natl Mtge Assn #647549
 08-01-17                               6.00              963,185           1,014,133
Federal Natl Mtge Assn #650009
 09-01-31                               7.50                8,116               8,810
Federal Natl Mtge Assn #650159
 10-01-32                               6.50            1,864,886           2,006,156
Federal Natl Mtge Assn #652600
 02-01-18                               5.50            3,757,911           3,945,494
Federal Natl Mtge Assn #667604
 10-01-32                               5.50            4,950,555           5,161,341
Federal Natl Mtge Assn #667721
 03-01-33                               6.00            1,490,356(t)        1,581,504
Federal Natl Mtge Assn #667787
 02-01-18                               5.50              467,729             490,492
Federal Natl Mtge Assn #669925
 09-01-17                               6.50            1,594,378           1,685,923
Federal Natl Mtge Assn #670382
 09-01-32                               6.00            4,244,343           4,458,757
Federal Natl Mtge Assn #670387
 08-01-32                               7.00              530,481             571,660
Federal Natl Mtge Assn #672289
 12-01-17                               5.50              270,906             284,238
Federal Natl Mtge Assn #677089
 01-01-33                               5.50              119,249             124,327
Federal Natl Mtge Assn #677695
 02-01-33                               6.50              245,782             263,443
Federal Natl Mtge Assn #678028
 09-01-17                               6.00              355,435             374,236
Federal Natl Mtge Assn #683116
 02-01-33                               6.00              430,241             451,976
Federal Natl Mtge Assn #684585
 02-01-33                               5.50              403,017             424,281
Federal Natl Mtge Assn #684586
 03-01-33                               6.00            1,287,787           1,367,549
Federal Natl Mtge Assn #684601
 03-01-33                               6.00              964,922           1,027,724
Federal Natl Mtge Assn #687051
 01-01-33                               6.00            4,361,512           4,555,040
Federal Natl Mtge Assn #688691
 03-01-33                               5.50              420,132(t)          437,890
Federal Natl Mtge Assn #689093
 07-01-28                               5.50            1,228,426           1,288,407
Federal Natl Mtge Assn #694316
 03-01-18                               5.50            1,190,688           1,244,838
Federal Natl Mtge Assn #694546
 03-01-33                               5.50            1,194,270           1,244,746
Federal Natl Mtge Assn #694628
 04-01-33                               5.50            1,823,437           1,921,677
Federal Natl Mtge Assn #694795
 04-01-33                               5.50            2,257,981           2,378,146
Federal Natl Mtge Assn #694988
 03-01-33                               5.50            4,379,162           4,599,613
Federal Natl Mtge Assn #695202
 03-01-33                               6.50            1,422,381           1,507,932
Federal Natl Mtge Assn #704610
 06-01-33                               5.50              132,204             137,792
Federal Natl Mtge Assn #709901
 06-01-18                               5.00            1,922,425           2,007,290
Federal Natl Mtge Assn #711501
 05-01-33                               5.50            1,021,780           1,078,327
Federal Natl Mtge Assn #723687
 08-01-28                               5.50            1,900,603           1,993,405
Federal Natl Mtge Assn #724867
 06-01-18                               5.00               75,155              78,393
Federal Natl Mtge Assn #725232
 03-01-34                               5.00           10,367,237(t)       10,732,520
Federal Natl Mtge Assn #725284
 11-01-18                               7.00               56,348              58,617
Federal Natl Mtge Assn #725424
 04-01-34                               5.50           38,072,194          39,681,339
Federal Natl Mtge Assn #725431
 08-01-15                               5.50               45,715              48,054
Federal Natl Mtge Assn #725684
 05-01-18                               6.00            3,263,233           3,439,417
Federal Natl Mtge Assn #725773
 09-01-34                               5.50           15,095,603          15,714,759
Federal Natl Mtge Assn #725813
 12-01-33                               6.50            5,298,820(t)        5,617,525
Federal Natl Mtge Assn #726940
 08-01-23                               5.50               46,002              48,362
Federal Natl Mtge Assn #730153
 08-01-33                               5.50              411,719             429,120
Federal Natl Mtge Assn #730231
 08-01-23                               5.50            4,943,082           5,163,507
Federal Natl Mtge Assn #731075
 07-01-18                               5.50               95,502              99,876
Federal Natl Mtge Assn #731417
 09-01-18                               5.50            1,000,320           1,047,248
Federal Natl Mtge Assn #732094
 08-01-18                               5.50               46,777              48,986
Federal Natl Mtge Assn #735212
 12-01-34                               5.00           21,806,383          22,554,273
Federal Natl Mtge Assn #735224
 02-01-35                               5.50           32,644,041          34,023,761
Federal Natl Mtge Assn #735841
 11-01-19                               4.50            7,074,224(t)        7,326,833
Federal Natl Mtge Assn #742840
 10-01-18                               5.50              871,452(t)          910,500
Federal Natl Mtge Assn #743262
 10-01-18                               5.00            1,887,642           1,964,239
Federal Natl Mtge Assn #743455
 10-01-18                               5.50            2,923,300           3,057,784
Federal Natl Mtge Assn #743579
 11-01-33                               5.50               79,737              83,108
Federal Natl Mtge Assn #745079
 12-01-20                               5.00              416,706             433,670
Federal Natl Mtge Assn #745275
 02-01-36                               5.00           26,372,126          27,272,487
Federal Natl Mtge Assn #745278
 06-01-19                               4.50           11,973,655          12,416,181
Federal Natl Mtge Assn #745283
 01-01-36                               5.50           42,037,035          43,721,800
Federal Natl Mtge Assn #745355
 03-01-36                               5.00            7,978,604           8,250,998
Federal Natl Mtge Assn #745392
 12-01-20                               4.50           31,263,733          32,380,108
Federal Natl Mtge Assn #745563
 08-01-34                               5.50           12,042,878          12,551,878
Federal Natl Mtge Assn #747584
 11-01-28                               5.50            3,160,576           3,314,901
Federal Natl Mtge Assn #753074
 12-01-28                               5.50              111,227             116,658
Federal Natl Mtge Assn #756844
 02-01-19                               5.00            1,409,455(t)        1,469,475
Federal Natl Mtge Assn #759330
 01-01-19                               6.50               82,304              86,310
Federal Natl Mtge Assn #759342
 01-01-34                               6.50              599,080             641,193
Federal Natl Mtge Assn #761031
 01-01-34                               5.00              538,349             560,900
Federal Natl Mtge Assn #763703
 04-01-34                               5.50           20,755,777          21,607,088
Federal Natl Mtge Assn #763754
 02-01-29                               5.50              107,733             112,769
Federal Natl Mtge Assn #763798
 03-01-34                               5.50              191,413             200,719
Federal Natl Mtge Assn #765758
 02-01-19                               5.00            1,872,179           1,956,583
Federal Natl Mtge Assn #776962
 04-01-29                               5.00            7,379,134           7,688,250
Federal Natl Mtge Assn #776987
 04-01-29                               5.00              256,411             267,152
Federal Natl Mtge Assn #785506
 06-01-34                               5.00              569,332             588,858
Federal Natl Mtge Assn #785738
 11-01-19                               5.00            6,737,574           7,024,482
Federal Natl Mtge Assn #791447
 10-01-34                               6.00              255,628             268,062
Federal Natl Mtge Assn #797232
 09-01-34                               5.50           12,108,600          12,605,242
Federal Natl Mtge Assn #811114
 02-01-35                               5.50           15,864,705          16,500,533
Federal Natl Mtge Assn #829227
 08-01-35                               6.00              377,306             394,952
Federal Natl Mtge Assn #831809
 09-01-36                               6.00           50,314,471(t)       52,643,973
Federal Natl Mtge Assn #833731
 07-01-20                               5.00           11,274,334          11,733,294
Federal Natl Mtge Assn #852517
 02-01-36                               5.50              214,443             222,836
Federal Natl Mtge Assn #868935
 05-01-36                               5.50              804,690             836,186
Federal Natl Mtge Assn #878661
 02-01-36                               5.50           12,310,238          12,701,473
Federal Natl Mtge Assn #881629
 02-01-36                               5.50            9,222,517           9,515,621
Federal Natl Mtge Assn #885871
 06-01-36                               7.00            4,192,226           4,492,212
Federal Natl Mtge Assn #886291
 07-01-36                               7.00              133,410             142,982
Federal Natl Mtge Assn #886404
 08-01-36                               6.50            7,946,744           8,381,254


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
28 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #886464
 08-01-36                               6.50%          $3,990,647          $4,208,846
Federal Natl Mtge Assn #887589
 07-01-36                               6.50            5,415,830(t)        5,785,379
Federal Natl Mtge Assn #887648
 07-01-36                               5.93            3,317,777(k)        3,452,709
Federal Natl Mtge Assn #888030
 12-01-36                               5.50              417,473             433,813
Federal Natl Mtge Assn #888103
 09-01-36                               5.50              217,555             226,274
Federal Natl Mtge Assn #888414
 11-01-35                               5.00            6,804,560           7,036,872
Federal Natl Mtge Assn #889770
 06-01-38                               5.50              750,012             779,208
Federal Natl Mtge Assn #893295
 08-01-36                               5.50            1,363,212           1,416,568
Federal Natl Mtge Assn #899147
 04-01-37                               5.50              389,404             404,563
Federal Natl Mtge Assn #899387
 04-01-37                               5.50              492,629             511,806
Federal Natl Mtge Assn #899515
 05-01-37                               5.50              387,841             402,938
Federal Natl Mtge Assn #899575
 07-01-37                               5.50              416,288             432,494
Federal Natl Mtge Assn #899588
 06-01-37                               5.50              485,792             504,703
Federal Natl Mtge Assn #899679
 08-01-37                               5.50              487,170             506,135
Federal Natl Mtge Assn #899938
 12-01-37                               7.00           16,663,078          17,746,154
Federal Natl Mtge Assn #904060
 11-01-36                               5.50              112,954             117,375
Federal Natl Mtge Assn #909188
 05-01-38                               7.00           10,513,855          11,198,275
Federal Natl Mtge Assn #909200
 06-01-38                               7.00            9,032,423           9,620,406
Federal Natl Mtge Assn #909214
 07-01-38                               7.00            8,642,471           9,205,069
Federal Natl Mtge Assn #909813
 02-01-37                               5.50              370,210             384,621
Federal Natl Mtge Assn #914667
 04-01-37                               5.50              483,295             502,108
Federal Natl Mtge Assn #928288
 04-01-37                               5.50              493,212             512,412
Federal Natl Mtge Assn #928783
 10-01-37                               5.50            1,000,000           1,038,928
Federal Natl Mtge Assn #928812
 11-01-37                               5.50               89,772              93,267
Federal Natl Mtge Assn #928860
 11-01-37                               8.00            6,464,196           6,882,487
Federal Natl Mtge Assn #929688
 07-01-38                               5.50            1,999,801           2,077,649
Federal Natl Mtge Assn #933122
 01-01-38                               5.50              416,116             432,315
Federal Natl Mtge Assn #937182
 05-01-37                               5.50              311,459             323,584
Federal Natl Mtge Assn #937620
 06-01-37                               5.50              510,821             530,707
Federal Natl Mtge Assn #938412
 07-01-37                               5.50              577,031             599,493
Federal Natl Mtge Assn #939486
 06-01-37                               5.50              322,238             334,782
Federal Natl Mtge Assn #940248
 06-01-37                               5.50              319,019             331,438
Federal Natl Mtge Assn #940811
 07-01-37                               6.50            7,817,597           8,244,606
Federal Natl Mtge Assn #942027
 06-01-37                               5.50              707,514             735,056
Federal Natl Mtge Assn #942502
 08-01-37                               7.00           24,113,570          25,680,917
Federal Natl Mtge Assn #950788
 10-01-37                               6.50           24,208,237          25,530,527
Federal Natl Mtge Assn #954905
 12-01-37                               5.50               75,748              78,696
Federal Natl Mtge Assn #956012
 11-01-37                               5.50            1,685,575           1,751,191
Federal Natl Mtge Assn #960031
 12-01-37                               5.50              578,346             600,860
Federal Natl Mtge Assn #960550
 01-01-38                               5.50            1,687,906           1,753,613
Federal Natl Mtge Assn #960738
 01-01-38                               5.50              834,845             867,344
Federal Natl Mtge Assn #961611
 02-01-38                               5.50              221,814             230,449
Federal Natl Mtge Assn #961768
 03-01-38                               5.50              113,535             117,955
Federal Natl Mtge Assn #962410
 04-01-38                               5.50              579,149             601,695
Federal Natl Mtge Assn #964013
 06-01-38                               5.50               82,400              85,608
Federal Natl Mtge Assn #964359
 07-01-38                               5.50              122,525             127,295
Federal Natl Mtge Assn #964396
 07-01-38                               5.50              788,952             819,664
Federal Natl Mtge Assn #964551
 08-01-38                               5.50              196,245             203,884
Federal Natl Mtge Assn #965190
 09-01-38                               5.50              284,890             295,980
Federal Natl Mtge Assn #966266
 12-01-37                               5.50               89,853              93,351
Federal Natl Mtge Assn #966746
 01-01-38                               5.50              735,556             764,190
Federal Natl Mtge Assn #966882
 12-01-37                               5.50            1,287,644           1,337,769
Federal Natl Mtge Assn #967739
 12-01-37                               5.50              754,599             783,974
Federal Natl Mtge Assn #968172
 01-01-38                               5.50              583,587             606,305
Federal Natl Mtge Assn #968336
 03-01-38                               5.50              195,955             203,583
Federal Natl Mtge Assn #968975
 01-01-38                               5.50              751,008             780,243
Federal Natl Mtge Assn #969826
 01-01-38                               5.50              498,298             517,696
Federal Natl Mtge Assn #970227
 05-01-38                               5.50              595,609             618,795
Federal Natl Mtge Assn #970693
 11-01-38                               5.50              861,246             894,773
Federal Natl Mtge Assn #971901
 02-01-38                               5.50            1,019,654           1,059,347
Federal Natl Mtge Assn #975697
 08-01-38                               5.50              191,252             198,697
Federal Natl Mtge Assn #975812
 04-01-38                               5.50              490,256             509,341
Federal Natl Mtge Assn #975938
 11-01-38                               5.50              118,102             122,700
Federal Natl Mtge Assn #981234
 04-01-38                               5.50            1,000,000           1,038,928
Federal Natl Mtge Assn #983473
 05-01-38                               5.50            1,300,002           1,350,609
Federal Natl Mtge Assn #985800
 11-01-38                               5.50              754,907             784,294
Federal Natl Mtge Assn #985810
 12-01-38                               5.50              194,614             202,190
Federal Natl Mtge Assn #986041
 07-01-38                               5.50              199,578             207,348
Federal Natl Mtge Assn #986391
 07-01-38                               5.50              342,828             356,173
Federal Natl Mtge Assn #987463
 12-01-38                               5.50              884,572             919,007
Federal Natl Mtge Assn #988405
 09-01-38                               5.50              578,808             601,340
Federal Natl Mtge Assn #988643
 08-01-38                               5.50              481,385             500,125
Federal Natl Mtge Assn #990284
 11-01-38                               5.50              116,348             120,878
Federal Natl Mtge Assn #990389
 10-01-38                               5.50              110,015             114,297
Federal Natl Mtge Assn #990400
 11-01-38                               5.50              907,317             942,637
Federal Natl Mtge Assn #991259
 01-01-39                               5.50              530,657             551,314
Federal Natl Mtge Assn #991440
 12-01-38                               5.50              200,054             207,842
Federal Natl Mtge Assn #991532
 11-01-38                               5.50              385,366             400,368
Federal Natl Mtge Assn #991935
 12-01-38                               5.50               80,248              83,372
Federal Natl Mtge Assn #992604
 11-01-38                               5.50              338,983             352,179
Federal Natl Mtge Assn #992725
 11-01-38                               5.50              531,592             552,286
Federal Natl Mtge Assn #993877
 12-01-38                               5.50              124,592             129,442
Federal Natl Mtge Assn #994580
 11-01-38                               5.50              914,731             950,340
Federal Natl Mtge Assn #AA0139
 12-01-38                               5.50               97,540             101,337
Federal Natl Mtge Assn #AA0163
 12-01-38                               5.50              330,338             343,197
Federal Natl Mtge Assn #AA0340
 01-01-39                               5.50              500,000             519,464
Federal Natl Mtge Assn #AA0742
 03-01-39                               5.50            1,349,824           1,402,236


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
29 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #AA0889
 12-01-38                               5.50%          $1,850,069          $1,922,089
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                               8.71           14,734,878(m)        1,840,587
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                              17.61            1,275,412(m)           91,742
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                              47.00            1,120,690(m)           49,190
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                               8.00            1,006,012           1,048,742
Govt Natl Mtge Assn
 04-01-39                               5.50           29,000,000(g)       30,132,885
 04-01-39                               6.00           71,000,000(g)       74,178,358
Govt Natl Mtge Assn #604708
 10-15-33                               5.50            2,834,980           2,963,306
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                              53.64            2,008,702(m)          146,269
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                             508.81              292,656(m)            4,521
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               0.90            2,792,887(k)          520,060
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
 01-19-38                               0.65            4,910,289(k)        4,419,796
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                               0.77            9,763,747(k)        2,563,658
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                               0.80           31,307,149(b,m,p)           --
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-AR25 Cl 3A3
 09-25-36                               6.72           41,241,790(m)          429,422
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
 12-25-35                               5.77            4,022,098(k)        2,045,886
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR35 Cl 2A2
 01-25-37                               0.62            1,488,828(k)        1,188,972
JPMorgan Mtge Trust
 Collateralized Mtge Obligation
 Series 2004-S2 4A5
 11-25-34                               6.00            5,817,847           4,268,164
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                               6.50           24,951,175          11,306,001
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                               5.00            2,470,074           2,190,647
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00               54,757              48,924
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            1,733,452           1,620,880
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00            2,402,926           2,166,506
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
 04-25-35                               5.50              300,000             239,552
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
 04-25-37                               0.70           12,219,078(j)        4,527,674
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                               6.00            3,038,080           1,790,040
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                               5.91            6,249,397(k)        3,188,273
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50            8,348,112           7,310,468
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00           21,184,978          15,794,395
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                               5.50           30,184,877          23,867,275
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50            5,547,530           4,093,040
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.12            7,827,349(k)        5,480,278
                                                                      ---------------
Total                                                                   1,996,442,938
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (--%)
Moog
 Sr Sub Nts
 06-15-18                               7.25            1,285,000(d)        1,182,200
-------------------------------------------------------------------------------------


BANKING (2.0%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                               6.37            1,325,000(c,d)      1,260,406
Bank of America
 Sr Unsecured
 05-01-18                               5.65           20,390,000(n)       17,080,645
Citigroup
 Sr Unsecured
 02-14-11                               5.13            5,355,000           4,917,025
 05-15-18                               6.13            4,300,000           3,711,489
Goldman Sachs Group
 Sr Unsecured
 02-15-19                               7.50           10,785,000          10,992,804
HSBC Holdings
 Sub Nts
 06-01-38                               6.80            2,715,000(c)        2,308,651
JPMorgan Chase & Co
 Sr Unsecured
 01-15-18                               6.00           12,695,000(n)       12,823,004
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63           21,440,000          14,957,486
Merrill Lynch & Co
 04-25-18                               6.88            4,590,000           3,582,134
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63            8,285,000           7,899,806
Wells Fargo & Co
 Sr Unsecured
 12-11-17                               5.63           18,669,000(n)       17,033,820
                                                                      ---------------
Total                                                                      96,567,270
-------------------------------------------------------------------------------------


BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88              985,000(b,g,q)      118,200
 05-02-18                               6.88           13,070,000(b,q)      1,568,400
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
30 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


CHEMICALS (0.4%)
Airgas
 10-01-18                               7.13%          $3,770,000(d)       $3,619,200
Chemtura
 06-01-16                               6.88            3,580,000(b)        1,611,000
INVISTA
 Sr Unsecured
 05-01-12                               9.25           13,060,000(d)       11,754,000
NALCO
 11-15-11                               7.75            2,095,000(n)        2,063,575
                                                                      ---------------
Total                                                                      19,047,775
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (--%)
West Corp
 10-15-14                               9.50            1,212,000             843,855
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
 10-15-12                               5.45            1,370,000           1,412,141
Jarden
 05-01-17                               7.50            6,170,000           4,997,700
Visant
 10-01-12                               7.63              530,000             502,175
                                                                      ---------------
Total                                                                       6,912,016
-------------------------------------------------------------------------------------


ELECTRIC (5.8%)
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                               7.00           12,330,000          12,851,541
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                               8.88           23,315,000(n)       25,841,461
Consumers Energy
 1st Mtge
 09-15-18                               5.65            2,865,000           2,756,233
 09-15-19                               6.70            8,880,000           9,192,514
Detroit Edison
 10-01-13                               6.40            9,165,000           9,798,045
Dominion Resources
 Sr Nts
 01-15-19                               8.88           11,825,000          13,387,023
Duke Energy Carolinas LLC
 1st Refunding Mtge
 10-01-15                               5.30            4,800,000           4,960,661
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                               7.38           11,935,000          12,421,471
Duke Energy
 Sr Unsecured
 02-01-14                               6.30            6,000,000           6,142,380
Edison Mission Energy
 Sr Unsecured
 06-15-13                               7.50            2,955,000           2,334,450
 06-15-16                               7.75            1,785,000(n)        1,356,600
Exelon
 Sr Unsecured
 06-15-10                               4.45           14,945,000          14,694,940
FirstEnergy
 Sr Unsecured Series B
 11-15-11                               6.45            8,235,000           8,337,673
Indiana Michigan Power
 Sr Nts
 03-15-19                               7.00            9,250,000           9,131,908
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05           18,300,000          14,556,314
Jersey Central Power & Light
 Sr Unsecured
 02-01-19                               7.35            3,880,000           3,964,840
KCP&L Greater Missouri Operations
 Sr Unsecured
 07-01-12                              11.88            2,430,000           2,551,500
Majapahit Holding
 10-17-16                               7.75              620,000(c,d)        455,700
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56              107,689              99,882
Nevada Power
 08-01-18                               6.50           10,835,000          10,409,160
Nevada Power
 Series M
 03-15-16                               5.95            6,126,000           5,748,926
NiSource Finance
 03-01-13                               6.15            4,740,000(n)        4,139,963
 03-15-18                               6.40            2,620,000           2,119,991
 01-15-19                               6.80            7,825,000           6,288,342
 09-15-20                               5.45            2,650,000           1,941,748
Northern States Power
 Sr Unsecured
 08-01-09                               6.88            5,360,000           5,408,894
NRG Energy
 02-01-16                               7.38           14,015,000          13,033,950
Pacific Gas & Electric
 Sr Unsecured
 03-01-39                               6.25            3,255,000           3,224,322
PacifiCorp
 1st Mtge
 09-15-13                               5.45            7,405,000           7,737,847
 07-15-38                               6.35            2,335,000           2,377,863
Portland General Electric
 03-15-10                               7.88            3,190,000           3,220,308
Potomac Electric Power
 1st Mtge
 12-15-38                               7.90           12,475,000          14,105,022
Potomac Electric Power
 Sr Secured
 06-01-35                               5.40            3,385,000(n)        2,784,091
PPL Electric Utilities
 1st Mtge
 11-30-13                               7.13           11,530,000          12,693,151
Progress Energy
 Sr Unsecured
 03-15-14                               6.05            7,520,000           7,574,565
Sierra Pacific Power
 Series M
 05-15-16                               6.00           18,866,000          17,734,361
                                                                      ---------------
Total                                                                     275,377,640
-------------------------------------------------------------------------------------


ENTERTAINMENT (--%)
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                               9.30            1,833,610(o)        1,794,004
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (1.8%)
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75            4,725,000           4,996,678
 08-01-27                               6.70            8,115,000           8,142,640
Cott Beverages USA
 12-15-11                               8.00            3,145,000           1,776,925
Dr Pepper Snapple Group
 05-01-18                               6.82           26,930,000          25,416,830
Molson Coors Capital Finance
 09-22-10                               4.85           16,215,000(c)       16,430,870
SABMiller
 01-15-14                               5.70           28,615,000(c,d)     27,871,302
                                                                      ---------------
Total                                                                      84,635,245
-------------------------------------------------------------------------------------


GAMING (0.1%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13            8,877,000           4,793,580
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38            3,640,000(d)        1,492,400
                                                                      ---------------
Total                                                                       6,285,980
-------------------------------------------------------------------------------------


GAS PIPELINES (2.6%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75           19,922,000          20,243,301
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80           23,395,000          21,930,332
El Paso
 Sr Unsecured
 12-12-13                              12.00            4,170,000           4,420,200
 06-15-14                               6.88            1,310,000           1,166,841
 02-15-16                               8.25            1,440,000           1,353,600
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                               6.75            2,900,000           2,957,269
Northern Natural Gas
 Sr Unsecured
 02-15-37                               5.80            4,240,000(d)        3,587,816
Northwest Pipeline
 Sr Unsecured
 06-15-16                               7.00           10,885,000          10,983,651
 04-15-17                               5.95           12,325,000          11,517,385
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90           17,042,000(d)       14,852,120


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
31 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAS PIPELINES (CONT.)
Southern Star Central
 Sr Nts
 03-01-16                               6.75%          $1,750,000          $1,461,250
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40           18,925,000          18,469,646
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                               7.00           11,407,000          11,546,930
                                                                      ---------------
Total                                                                     124,490,341
-------------------------------------------------------------------------------------


HEALTH CARE (0.8%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65            4,810,000           4,754,550
Community Health Systems
 07-15-15                               8.88           11,650,000(n)       11,009,249
DaVita
 03-15-13                               6.63            5,112,000           4,958,640
HCA
 Sr Secured
 02-15-17                               9.88            6,465,000(d,n)      6,125,588
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63            8,140,000(l)        6,491,650
Omnicare
 12-15-13                               6.75            2,180,000           1,978,350
 12-15-15                               6.88              375,000             335,625
Select Medical
 02-01-15                               7.63            1,625,000           1,052,188
                                                                      ---------------
Total                                                                      36,705,840
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.1%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30            4,225,000           2,871,563
 03-15-17                               5.95            2,675,000           1,703,130
                                                                      ---------------
Total                                                                       4,574,693
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (4.0%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                               1.72            2,760,000(j)        2,750,119
 09-15-16                               5.95           28,049,000          24,158,043
Canadian Natural Resources
 Sr Unsecured
 12-01-14                               4.90            5,039,000(c)        4,555,664
 03-15-38                               6.25            3,820,000(c)        2,942,355
 02-01-39                               6.75            6,270,000(c,n)      4,995,168
Chesapeake Energy
 01-15-16                               6.63            7,365,000(n)        6,131,363
 01-15-16                               6.88            6,480,000           5,443,200
Denbury Resources
 03-01-16                               9.75            2,930,000           2,827,450
EnCana Holdings Finance
 05-01-14                               5.80           10,125,000(c)        9,959,760
EnCana
 Sr Unsecured
 11-01-11                               6.30           23,940,000(c)       24,097,525
 10-15-13                               4.75            6,475,000(c)        6,178,546
Forest Oil
 Sr Nts
 02-15-14                               8.50            5,620,000(d,n)      5,212,550
Nexen
 Sr Unsecured
 11-20-13                               5.05           12,377,000(c)       11,309,217
 05-15-37                               6.40           10,725,000(c)        7,606,889
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50            4,390,000(d)        4,368,050
Quicksilver Resources
 08-01-15                               8.25            8,700,000           5,655,000
SandRidge Energy
 06-01-18                               8.00            8,305,000(d)        6,021,125
XTO Energy
 Sr Unsecured
 06-15-13                               4.63            7,275,000           7,043,888
 02-01-14                               4.90           34,665,000          33,579,745
 01-31-15                               5.00            9,840,000           9,177,650
 06-30-15                               5.30            9,630,000           9,180,491
                                                                      ---------------
Total                                                                     193,193,798
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.7%)
Marathon Oil
 Sr Nts
 02-15-19                               7.50            4,805,000           4,840,985
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90           16,135,000          14,886,835
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80           16,230,000(c)       12,186,815
Suncor Energy
 Sr Unsecured
 06-01-39                               6.85            4,520,000(c)        3,348,135
TNK-BP Finance
 03-13-18                               7.88              705,000(c,d)        493,500
                                                                      ---------------
Total                                                                      35,756,270
-------------------------------------------------------------------------------------


LIFE INSURANCE (1.0%)
MetLife
 02-15-19                               7.72            8,160,000           7,316,754
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13           21,587,000(d)       19,766,839
Pricoa Global Funding I
 Sr Secured
 10-18-12                               5.40           15,605,000(d)       13,259,639
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30            9,905,000           9,216,890
Prudential Financial
 Sr Unsecured
 12-01-37                               6.63              870,000             470,840
                                                                      ---------------
Total                                                                      50,030,962
-------------------------------------------------------------------------------------


MEDIA CABLE (1.2%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                               8.00            4,865,000(d)        4,451,475
Comcast
 03-15-11                               5.50           19,839,000          20,147,665
 03-15-37                               6.45           10,095,000           8,819,497
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50            4,275,000(d,n)      4,232,250
 02-15-19                               8.63            1,625,000(d)        1,568,125
DIRECTV Holdings LLC/Financing
 05-15-16                               7.63            4,830,000           4,733,400
Time Warner Cable
 04-01-19                               8.25            9,745,000          10,014,176
Videotron
 04-15-18                               9.13            2,885,000(c,d)      2,928,275
Virgin Media Finance
 04-15-14                               8.75            1,855,000(c)        1,752,975
                                                                      ---------------
Total                                                                      58,647,838
-------------------------------------------------------------------------------------


MEDIA NON CABLE (3.5%)
British Sky Broadcasting Group
 02-15-18                               6.10           20,180,000(c,d)     17,559,990
DISH DBS
 10-01-13                               7.00            5,970,000           5,537,175
 10-01-14                               6.63            5,565,000           4,980,675
 02-01-16                               7.13            4,040,000           3,615,800
Intelsat Subsidiary Holding
 01-15-15                               8.88              860,000(c,d)        801,950
Lamar Media
 08-15-15                               6.63           10,555,000           7,705,150
Lamar Media
 Sr Nts
 04-01-14                               9.75            3,510,000(d,n)      3,404,700
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70           11,713,000           8,695,075
News America
 12-15-35                               6.40            5,580,000(n)        4,133,893
 11-15-37                               6.65           13,340,000           9,996,222
 01-09-38                               6.75           13,400,000          13,520,868
Nielsen Finance LLC
 08-01-14                              10.00            4,140,000(n)        3,560,400
Rainbow Natl Services LLC
 09-01-12                               8.75            2,685,000(d)        2,685,000
Reed Elsevier Capital
 08-01-11                               6.75            9,625,000           9,434,962
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13           36,371,000          24,258,147


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
32 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Thomson Reuters
 08-15-09                               4.25%          $8,150,000(c)       $8,154,980
 07-15-13                               5.95              710,000(c,n)        693,505
 10-01-14                               5.70           21,480,000(c)       21,302,575
 07-15-18                               6.50           17,440,000(c)       16,246,372
                                                                      ---------------
Total                                                                     166,287,439
-------------------------------------------------------------------------------------


METALS (0.3%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                               8.38           13,235,000          12,374,725
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.3%)
General Electric Capital
 Sr Unsecured
 01-10-39                               6.88           18,015,000          14,692,854
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.3%)
Gaz Capital
 Secured
 11-22-16                               6.21            1,695,000(c,d,n)    1,262,775
KazMunaiGaz Finance
 07-02-18                               9.13              980,000(c,d)        732,702
Weatherford Intl
 03-01-19                               9.63            9,740,000(c)       10,074,208
 03-15-38                               7.00            2,130,000(c)        1,548,555
                                                                      ---------------
Total                                                                      13,618,240
-------------------------------------------------------------------------------------


PACKAGING (0.3%)
Crown Americas LLC/Capital
 11-15-15                               7.75            6,480,000           6,512,400
Owens-Brockway Glass Container
 05-15-13                               8.25            6,445,000           6,477,225
                                                                      ---------------
Total                                                                      12,989,625
-------------------------------------------------------------------------------------


PAPER (0.1%)
Georgia-Pacific LLC
 01-15-17                               7.13            2,670,000(d)        2,469,750
NewPage
 Sr Secured
 05-01-12                              10.00            5,060,000           1,758,350
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00            1,370,000(b,q)        164,400
                                                                      ---------------
Total                                                                       4,392,500
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.2%)
Pfizer
 Sr Unsecured
 03-15-39                               7.20            5,045,000           5,464,393
Roche Holdings
 03-01-39                               7.00            3,990,000(d)        4,175,212
                                                                      ---------------
Total                                                                       9,639,605
-------------------------------------------------------------------------------------


RAILROADS (0.6%)
CSX
 Sr Unsecured
 03-15-12                               6.30            2,605,000           2,569,658
 03-15-13                               5.75            5,891,000           5,690,606
 04-01-15                               6.25           21,870,000          19,881,098
                                                                      ---------------
Total                                                                      28,141,362
-------------------------------------------------------------------------------------


RETAILERS (0.1%)
Home Depot
 Sr Unsecured
 03-01-11                               5.20            2,565,000           2,579,692
-------------------------------------------------------------------------------------


TECHNOLOGY (0.3%)
SS&C Technologies
 12-01-13                              11.75              885,000             752,250
SunGard Data Systems
 08-15-13                               9.13            4,469,000(n)        3,888,030
Tyco Electronics Group
 10-01-12                               6.00            2,180,000(c)        1,855,086
 01-15-14                               5.95           10,755,000(c)        8,490,102
                                                                      ---------------
Total                                                                      14,985,468
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.9%)
Erac USA Finance
 10-15-17                               6.38           35,910,000(d)       22,930,232
FedEx
 Sr Nts
 01-15-19                               8.00           19,090,000          20,035,470
                                                                      ---------------
Total                                                                      42,965,702
-------------------------------------------------------------------------------------


TREASURY (--%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       20,345,000,000(c)        1,454,547
-------------------------------------------------------------------------------------


WIRELESS (0.8%)
Centennial Communications
 Sr Nts
 01-01-13                               7.19            5,840,000(j)        5,840,000
Nextel Communications
 Series D
 08-01-15                               7.38            6,190,000           3,280,700
Nextel Communications
 Series E
 10-31-13                               6.88              420,000             239,400
Rogers Communications
 08-15-18                               6.80            3,410,000(c)        3,388,688
Sprint Capital
 01-30-11                               7.63            9,329,000(n)        8,629,325
US Cellular
 Sr Unsecured
 12-15-33                               6.70            8,033,000           6,072,908
Verizon Wireless Capital LLC
 Sr Unsecured
 02-01-14                               5.55           10,595,000(d)       10,603,857
                                                                      ---------------
Total                                                                      38,054,878
-------------------------------------------------------------------------------------


WIRELINES (4.9%)
AT&T
 Sr Unsecured
 03-15-11                               6.25           14,743,000          15,398,975
 01-15-38                               6.30            9,145,000           8,037,962
 02-15-39                               6.55           12,465,000          11,305,531
Frontier Communications
 Sr Unsecured
 03-15-19                               7.13            2,475,000           1,942,875
Qwest
 Sr Unsecured
 10-01-14                               7.50           10,255,000           9,332,050
 06-15-15                               7.63            2,970,000           2,673,000
Telecom Italia Capital
 11-15-13                               5.25           35,087,000(c,n)     31,509,389
Telefonica Europe
 09-15-10                               7.75           22,715,000(c)       23,720,411
TELUS
 Sr Unsecured
 06-01-11                               8.00           60,306,000(c)       62,773,540
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88           50,030,000          51,243,628
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65            7,248,000(n)        7,457,388
Windstream
 08-01-16                               8.63            7,628,000           7,494,510
 03-15-19                               7.00            3,560,000           3,132,800
                                                                      ---------------
Total                                                                     236,022,059
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $5,177,172,101)                                                 $4,944,092,054
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (0.1%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%         $11,060,000          $5,087,489
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $10,963,317)                                                        $5,087,489
-------------------------------------------------------------------------------------



SENIOR LOANS (1.7%)(r)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (0.1%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 TBD                                     TBD           $3,148,828(g,s)     $1,064,304
 05-05-13                               3.50%          12,047,897           4,072,189


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
33 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (CONT.)
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 TBD                                     TBD             $684,015(g,s)       $231,197
 05-05-13                               3.50%           2,616,022             884,215
                                                                      ---------------
Total                                                                       6,251,905
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.2%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          2.88-2.90           10,763,796           7,992,119
-------------------------------------------------------------------------------------


ELECTRIC (0.3%)
Energy Future Holdings
 Tranche B3 Term Loan
 10-10-14                          4.02-4.03           16,617,929          10,868,625
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.1%)
Pinnacle Foods Finance LLC
 Term Loan
 04-02-14                               3.25            8,563,266           6,979,062
-------------------------------------------------------------------------------------


MEDIA CABLE (0.1%)
Charter Communications LLC
 Term Loan
 03-05-14                          5.18-5.36            8,162,672           6,609,479
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.2%)
Idearc
 Tranche B Term Loan
 11-17-14                               3.22            3,534,290           1,377,278
Nielsen Finance LLC
 Term Loan
 08-09-13                               2.53            8,446,942(c)        6,560,486
                                                                      ---------------
Total                                                                       7,937,764
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.2%)
Dresser
 Tranche B Term Loan
 05-04-14                          2.77-3.49           10,426,176           7,663,239
-------------------------------------------------------------------------------------


PAPER (0.2%)
NewPage
 Term Loan
 12-22-14                          4.31-5.00           14,217,309           9,708,432
-------------------------------------------------------------------------------------


TECHNOLOGY (0.1%)
SunGard Data Systems
 Term Loan
 02-28-14                          2.28-2.99            7,497,889           6,316,521
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.1%)
Hertz
 Letter of Credit
 12-21-12                               1.23              524,948             392,923
Hertz
 Tranche B Term Loan
 12-21-12                          2.26-2.32            2,932,702           2,195,128
                                                                      ---------------
Total                                                                       2,588,051
-------------------------------------------------------------------------------------


WIRELINES (0.1%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD           13,815,000(g,s)      6,159,141
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $84,959,783)                                                        79,074,338
-------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
PAPER & FOREST PRODUCTS
Crown Paper Escrow                                    3,450,000(b,o)               $3
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $--)                                                                        $3
-------------------------------------------------------------------------------------



MONEY MARKET FUND (8.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%             394,423,354(u)       $394,423,354
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $394,423,354)                                                     $394,423,354
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (5.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    246,675,723          $246,675,723
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $246,675,723)                                                     $246,675,723
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,914,194,278)(v)                                              $5,669,352,961
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION/
CONTRACT DESCRIPTION                            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                             (767)         $(99,482,301)      June 2009        $(3,976,243)
U.S. Treasury Note, 2-year                           784           170,826,254       July 2009            758,222
U.S. Treasury Note, 5-year                          (933)         (110,808,333)      July 2009         (1,372,844)
U.S. Treasury Note, 10-year                         (841)         (104,349,707)      June 2009         (2,609,884)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                 $(7,200,749)
------------------------------------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
34 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT MARCH 31, 2009



                                          REFERENCED         BUY/SELL    PAY/RECEIVE     EXPIRATION      NOTIONAL     UNREALIZED
COUNTERPARTY                                ENTITY          PROTECTION    FIXED RATE        DATE          AMOUNT     APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                       Home Depot                  Buy           .50%     March 20, 2011   $2,390,000      $65,994
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                       ConAgra Foods               Buy           .18      Sept. 20, 2011    4,725,000       28,122
---------------------------------------------------------------------------------------------------------------------------------
Citibank                            Reed Elsevier Capital       Buy           .26      Sept. 20, 2011    2,430,000       68,710
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                       FirstEnergy                 Buy           .60       Dec. 20, 2011    2,785,000       36,231
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank                 Cardinal Health             Buy          .225       June 20, 2012    4,810,000       67,031
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank                 NiSource Finance            Buy           .55       Dec. 20, 2012    4,740,000      590,979
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                  $857,067
---------------------------------------------------------------------------------------------------------------------------------




FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2009



                                               CURRENCY TO               CURRENCY TO          UNREALIZED        UNREALIZED
EXCHANGE DATE                                 BE DELIVERED               BE RECEIVED         APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
April 22, 2009                                       11,950,000               9,520,623          $38,234                $--
                                                Canadian Dollar             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
April 22, 2009                                       18,134,000              22,952,479               --         (1,142,903)
                                         European Monetary Unit             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
April 22, 2009                                       16,005,000              14,174,630          101,702                 --
                                                    Swiss Franc             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
April 22, 2009                                          473,000                 410,840               --             (5,061)
                                                    Swiss Franc             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
April 22, 2009                                          539,988                 392,000           22,809                 --
                                                    U.S. Dollar           British Pound
---------------------------------------------------------------------------------------------------------------------------
April 22, 2009                                       14,055,087               9,703,000               --           (124,429)
                                                    U.S. Dollar           British Pound
---------------------------------------------------------------------------------------------------------------------------
April 22, 2009                                        9,346,553             923,000,000               --            (18,311)
                                                    U.S. Dollar            Japanese Yen
---------------------------------------------------------------------------------------------------------------------------
April 22, 2009                                       23,115,457              42,503,000        1,095,435                 --
                                                    U.S. Dollar      New Zealand Dollar
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                         $1,258,180        $(1,290,704)
---------------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2009, the value of foreign securities represented 8.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $265,607,770 or 5.6% of net assets.

(e) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At March 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $698,553,231.

(h) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   Ambac Assurance Corporation
     FSA    --   Financial Security Assurance
     MBIA   --   MBIA Insurance Corporation




--------------------------------------------------------------------------------
35 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(i) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(l) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(m) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2009.

(n)  At March 31, 2009, security was partially or fully on loan.

(o) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2009, was $1,835,558 representing 0.04% of net assets. Information concerning such security holdings at March 31, 2009, is as follows:

                                                                        ACQUISITION
     SECURITY                                                              DATES                 COST
     --------------------------------------------------------------------------------------------------
     Banc of America Funding*
      Series 2006-2
       Cl N1 7.25% 2046                                           11-14-06 thru 07-18-08       $356,756
     Crown Paper Escrow
      Common                                                             04-16-07                    --
     United Artist Theatre Circuit
      Pass-Through Ctfs
       9.30% 2015                                                        12-08-95             1,833,610


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(p)  Negligible market value.

(q)  This position is in bankruptcy.

(r) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(s) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(t) At March 31, 2009, investments in securities included securities valued at $17,641,156 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(u) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

(v) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $5,914,194,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $144,179,000
     Unrealized depreciation                                                     (389,020,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(244,841,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
36 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                 FAIR VALUE AT MARCH 31, 2009
                                             --------------------------------------------------------------------
                                                  LEVEL 1            LEVEL 2
                                               QUOTED PRICES          OTHER           LEVEL 3
                                                 IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                  IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                     $1,117,587,741     $4,492,934,098     $58,831,122    $5,669,352,961
Other financial instruments*                      (7,200,749)           824,543              --        (6,376,206)
-----------------------------------------------------------------------------------------------------------------
Total                                         $1,110,386,992     $4,493,758,641     $58,831,122    $5,662,976,755
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                                     $71,293,382
  Accrued discounts/premiums                                                       (243,268)
  Realized gain (loss)                                                          (10,384,859)
  Change in unrealized appreciation (depreciation)                               14,863,158
  Net purchases (sales)                                                         (16,697,291)
  Transfers in and/or out of Level 3                                                     --
--------------------------------------------------------------------------------------------
Balance as of March 31, 2009                                                    $58,831,122
--------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
37 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - Diversified Equity Income Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (95.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.1%)
Boeing                                                 457,457(d)         $16,276,320
Goodrich                                               445,557(d)          16,882,155
Honeywell Intl                                         786,779(d)          21,919,663
                                                                      ---------------
Total                                                                      55,078,138
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.0%)
United Parcel Service Cl B                             546,972(d)          26,921,962
-------------------------------------------------------------------------------------


AIRLINES (1.3%)
AMR                                                  1,606,196(b,d)         5,123,765
Continental Airlines Cl B                              620,602(b,d)         5,467,504
Delta Air Lines                                      2,457,797(b)          13,837,397
UAL                                                    952,032(b.d)         4,265,103
US Airways Group                                     1,871,168(b,d)         4,734,055
                                                                      ---------------
Total                                                                      33,427,824
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.7%)
Goldman Sachs Group                                     88,322(d)           9,363,898
Morgan Stanley                                         326,836(d)           7,442,056
                                                                      ---------------
Total                                                                      16,805,954
-------------------------------------------------------------------------------------


CHEMICALS (3.0%)
Air Products & Chemicals                               318,986(d)          17,942,963
Dow Chemical                                         1,406,007(d)          11,852,639
EI du Pont de Nemours & Co                           2,137,186(d)          47,723,363
                                                                      ---------------
Total                                                                      77,518,965
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.3%)
KeyCorp                                                453,442(d)           3,568,589
US Bancorp                                             309,307(d)           4,518,975
                                                                      ---------------
Total                                                                       8,087,564
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.6%)
Waste Management                                       570,286             14,599,322
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.3%)
Telefonaktiebolaget LM Ericsson ADR                  1,106,483(c)           8,951,447
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (4.6%)
Hewlett-Packard                                      2,300,193             73,744,188
IBM                                                    459,470             44,518,048
                                                                      ---------------
Total                                                                     118,262,236
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.4%)
Fluor                                                  248,172(d)           8,574,343
Insituform Technologies Cl A                           187,236(b,d)         2,928,371
                                                                      ---------------
Total                                                                      11,502,714
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.5%)
CEMEX ADR                                            1,999,458(b,c,d)      12,496,613
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (3.6%)
Bank of America                                      4,181,969(d)          28,521,029
CIT Group                                            8,010,301(d)          22,829,358
JPMorgan Chase & Co                                  1,580,324             42,005,011
                                                                      ---------------
Total                                                                      93,355,398
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (6.1%)
AT&T                                                 2,800,436             70,570,987
Deutsche Telekom ADR                                 2,200,583(c,d)        27,177,200
Qwest Communications Intl                            3,332,864(d)          11,398,395
Verizon Communications                               1,607,088(d)          48,534,058
                                                                      ---------------
Total                                                                     157,680,640
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.1%)
ABB ADR                                              1,642,659(c)          22,898,666
Hubbell Cl B                                           173,130              4,667,585
                                                                      ---------------
Total                                                                      27,566,251
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Tyco Electronics                                       342,529(c,d)         3,781,520
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (4.8%)
Baker Hughes                                           676,579             19,316,330
BJ Services                                          1,073,809             10,684,400
Halliburton                                          1,438,693             22,256,581
Schlumberger                                           548,425(d)          22,277,024
Tenaris ADR                                            490,758(c)           9,898,589
Transocean                                             682,961(b,c)        40,185,424
                                                                      ---------------
Total                                                                     124,618,348
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.8%)
Wal-Mart Stores                                      1,399,729(d)          72,925,881
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.8%)
Carnival Unit                                        1,729,958(d)          37,367,092
Royal Caribbean Cruises                              1,053,756(d)           8,440,586
                                                                      ---------------
Total                                                                      45,807,678
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.4%)
Centex                                                 390,981(d)           2,932,358
DR Horton                                              560,840(d)           5,440,148
KB Home                                                322,680              4,252,922
Pulte Homes                                            456,360(d)           4,988,015
Stanley Works                                          665,106(d)          19,367,886
                                                                      ---------------
Total                                                                      36,981,329
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.7%)
Clorox                                                 359,669(d)          18,515,760
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                     468,588             23,298,195
McDermott Intl                                         662,829(b)           8,875,280
Tyco Intl                                              786,630(c)          15,386,483
                                                                      ---------------
Total                                                                      47,559,958
-------------------------------------------------------------------------------------


INSURANCE (10.7%)
ACE                                                  1,081,753(c)          43,702,820
Allstate                                               414,370(d)           7,935,186
Aon                                                    513,984             20,980,827
Axis Capital Holdings                                  463,247(c)          10,441,587
Endurance Specialty Holdings                           629,202(c,d)        15,692,298
Everest Re Group                                       101,697(c)           7,200,148
Lincoln Natl                                           472,655(d)           3,162,062
Loews                                                  393,526              8,696,925
Marsh & McLennan Companies                           2,075,533             42,029,543
Montpelier Re Holdings                                 984,962(c,d)        12,765,108
PartnerRe                                              176,240(c)          10,939,217
RenaissanceRe Holdings                                 347,492(c,d)        17,180,004
Travelers Companies                                    852,090             34,628,938
XL Capital Cl A                                      7,091,974(c)          38,722,178
                                                                      ---------------
Total                                                                     274,076,841
-------------------------------------------------------------------------------------


IT SERVICES (0.4%)
Computer Sciences                                      266,091(b,d)         9,802,792
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.2%)
Life Technologies                                      468,190(b)          15,206,811
Thermo Fisher Scientific                               409,619(b,d)        14,611,110
                                                                      ---------------
Total                                                                      29,817,921
-------------------------------------------------------------------------------------


MACHINERY (6.6%)
Caterpillar                                          1,466,697(d)          41,008,848
Deere & Co                                             509,222(d)          16,738,127
Eaton                                                  856,680(d)          31,577,225
Illinois Tool Works                                  1,107,392             34,163,043
Ingersoll-Rand Cl A                                  1,352,183(c,d)        18,660,125
Parker Hannifin                                        742,319             25,224,000
                                                                      ---------------
Total                                                                     167,371,368
-------------------------------------------------------------------------------------


MEDIA (0.3%)
Regal Entertainment Group Cl A                         642,171              8,611,513
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
Alcoa                                                1,343,681(d)           9,862,619
United States Steel                                    495,671(d)          10,473,528
                                                                      ---------------
Total                                                                      20,336,147
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.7%)
Macy's                                                 777,155(d)           6,916,680
Target                                                 338,245(d)          11,632,245
                                                                      ---------------
Total                                                                      18,548,925
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.0%)
Dominion Resources                                     810,259             25,109,926
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (13.1%)
Anadarko Petroleum                                     372,722(d)          14,495,159
Apache                                                 286,749             18,377,743
BP ADR                                               1,001,044(c,d)        40,141,864
Chevron                                              1,039,071             69,867,135


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
38 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Equity Income Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
ConocoPhillips                                       1,018,542            $39,886,105
Devon Energy                                           161,821              7,231,780
EnCana                                                 304,848(c)          12,379,877
Exxon Mobil                                            714,978             48,690,002
Marathon Oil                                         1,093,075             28,736,942
Petroleo Brasileiro ADR                                965,626(c,d)        29,422,624
Pioneer Natural Resources                              341,776(d)           5,629,051
Spectra Energy                                         369,700(d)           5,227,558
Total ADR                                              326,113(c,d)        15,999,104
                                                                      ---------------
Total                                                                     336,084,944
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.8%)
Weyerhaeuser                                           738,866(d)          20,370,536
-------------------------------------------------------------------------------------


PHARMACEUTICALS (9.0%)
Abbott Laboratories                                    302,971             14,451,717
Bristol-Myers Squibb                                 3,157,470             69,211,743
Johnson & Johnson                                      465,652             24,493,295
Merck & Co                                           1,144,415(d)          30,613,101
Pfizer                                               1,481,220(d)          20,174,216
Schering-Plough                                      1,764,425             41,552,209
Teva Pharmaceutical Inds ADR                           207,280(c,d)         9,337,964
Wyeth                                                  432,047             18,595,303
                                                                      ---------------
Total                                                                     228,429,548
-------------------------------------------------------------------------------------


ROAD & RAIL (1.1%)
Burlington Northern Santa Fe                           251,805(d)          15,146,071
Union Pacific                                          330,677(d)          13,594,131
                                                                      ---------------
Total                                                                      28,740,202
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.5%)
Intel                                                5,694,314             85,699,426
Taiwan Semiconductor Mfg ADR                         3,510,993(c,d)        31,423,387
                                                                      ---------------
Total                                                                     117,122,813
-------------------------------------------------------------------------------------


SOFTWARE (1.0%)
Microsoft                                            1,088,493             19,995,616
Oracle                                                 361,855(b)           6,538,720
                                                                      ---------------
Total                                                                      26,534,336
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (2.0%)
Home Depot                                           1,757,285(d)          41,401,634
Staples                                                529,252(d)           9,584,754
                                                                      ---------------
Total                                                                      50,986,388
-------------------------------------------------------------------------------------


TOBACCO (3.7%)
Lorillard                                            1,233,022(d)          76,126,778
Philip Morris Intl                                     542,525             19,303,040
                                                                      ---------------
Total                                                                      95,429,818
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,500,961,479)                                                 $2,469,819,520
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.3%)
ISSUER                                                 SHARES                VALUE(a)
PHARMACEUTICALS
Schering-Plough 6.00% Cv                                40,000             $8,425,000
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $10,000,000)                                                        $8,425,000
-------------------------------------------------------------------------------------





BONDS (0.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl
 Cv Sr Unsecured
 11-15-25                            3.50%           $11,148,000          $10,317,652
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $11,148,000)                                                       $10,317,652
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              99,846,833(e)        $99,846,833
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $99,846,833)                                                       $99,846,833
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (19.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    492,162,706          $492,162,706
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $492,162,706)                                                     $492,162,706
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,114,119,018)                                                 $3,080,571,711
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 17.7% of net assets.

(d)  At March 31, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
39 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Equity Income Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                  FAIR VALUE AT MARCH 31, 2009
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                       $3,061,829,059     $18,742,652         $--        $3,080,571,711





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
40 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - Global Bond Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (94.0%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (0.1%)
Republic of Argentina
 09-12-13                               7.00%          $1,752,000            $582,540
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00            4,700,000(j)          128,310
                                                                      ---------------
Total                                                                         710,850
-------------------------------------------------------------------------------------


AUSTRALIA (1.8%)
Commonwealth Bank of Australia
 (European Monetary Unit) Sr Unsub
 11-12-09                               3.38            1,555,000           2,064,234
New South Wales Treasury
 (Australian Dollar)
 05-01-12                               6.00           17,430,000          12,746,404
Queensland Treasury
 (Australian Dollar)
 07-14-09                               6.00           12,400,000           8,698,698
Telstra
 Sr Unsecured
 04-01-12                               6.38            1,050,000           1,069,890
                                                                      ---------------
Total                                                                      24,579,226
-------------------------------------------------------------------------------------


AUSTRIA (1.5%)
Republic of Austria
 (European Monetary Unit)
 07-15-14                               4.30           15,125,000          21,151,555
-------------------------------------------------------------------------------------


BELGIUM (1.7%)
Fortis Bank
 (European Monetary Unit) Sr Unsecured
 05-30-14                               4.50              910,000           1,171,348
Kingdom of Belgium
 (European Monetary Unit)
 03-28-10                               3.00            9,140,000          12,378,400
 09-28-12                               5.00            6,635,000           9,528,205
                                                                      ---------------
Total                                                                      23,077,953
-------------------------------------------------------------------------------------


BERMUDA (0.2%)
Intelsat Subsidiary Holding
 01-15-15                               8.88              260,000(d)          242,450
Weatherford Intl
 03-01-19                               9.63            2,555,000           2,642,670
                                                                      ---------------
Total                                                                       2,885,120
-------------------------------------------------------------------------------------


BRAZIL (0.7%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                               6.37            1,165,000(d)        1,108,206
Federative Republic of Brazil
 01-15-18                               8.00            1,655,000           1,805,604
Federative Republic of Brazil
 (Brazilian Real)
 01-05-16                              12.50            2,400,000           1,086,676
Federative Republic of Brazil
 Sr Unsecured
 01-17-17                               6.00              593,000             591,518
Nota do Tesouro Nacional
 (Brazilian Real) Series F
 07-01-10                              10.00            1,231,400           5,437,667
                                                                      ---------------
Total                                                                      10,029,671
-------------------------------------------------------------------------------------


CANADA (4.5%)
Canadian Natl Railway
 Sr Unsecured
 05-15-18                               5.55              770,000             787,862
Canadian Natural Resources
 Sr Unsecured
 02-01-39                               6.75              690,000             549,707
Canadian Pacific Railway
 (Canadian Dollar)
 06-15-10                               4.90              395,000(d)          313,361
EnCana
 Sr Unsecured
 11-01-11                               6.30            3,330,000           3,351,912
Govt of Canada
 (Canadian Dollar)
 06-01-18                               4.25            4,800,000           4,310,633
Molson Coors Capital Finance
 09-22-10                               4.85            2,300,000           2,330,620
Nexen
 Sr Unsecured
 05-15-37                               6.40            4,585,000           3,251,989
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80            6,058,000           4,548,843
Province of British Columbia
 (Canadian Dollar)
 06-18-14                               5.30            5,890,000           5,228,974
Province of Ontario
 (Canadian Dollar)
 03-08-14                               5.00           12,085,000          10,540,936
Province of Quebec
 (Canadian Dollar)
 12-01-17                               4.50            3,700,000           3,001,639
Rogers Communications
 08-15-18                               6.80              725,000             720,469
Royal Bank of Canada
 (European Monetary Unit) Sr Unsecured
 01-18-13                               3.25            1,235,000           1,583,641
TELUS
 Sr Unsecured
 06-01-11                               8.00           13,335,000          13,880,628
Thomson Reuters
 10-01-14                               5.70            4,775,000           4,735,558
 07-15-18                               6.50            1,960,000(r)        1,825,854
Toronto-Dominion Bank
 (European Monetary Unit) Sr Unsecured
 05-14-15                               5.38            1,100,000           1,484,378
Videotron
 04-15-18                               9.13              445,000(d)          451,675
                                                                      ---------------
Total                                                                      62,898,679
-------------------------------------------------------------------------------------


COLOMBIA (0.1%)
Republic of Colombia
 01-27-17                               7.38              570,000             575,700
 09-18-37                               7.38            1,350,000           1,204,875
                                                                      ---------------
Total                                                                       1,780,575
-------------------------------------------------------------------------------------


CZECH REPUBLIC (0.4%)
Czech Republic
 (Czech Koruna)
 10-18-10                               2.55           62,640,000           3,007,246
 06-16-13                               3.70           67,260,000           3,129,651
                                                                      ---------------
Total                                                                       6,136,897
-------------------------------------------------------------------------------------


DENMARK (0.8%)
Danske Bank
 (European Monetary Unit)
 03-16-10                               1.70            1,450,000(h)        1,924,664
Nykredit Realkredit
 01-01-10                               5.00            2,170,000           2,944,459
Nykredit Realkredit
 (Danish Krone)
 04-01-28                               5.00           36,955,405           6,592,633
                                                                      ---------------
Total                                                                      11,461,756
-------------------------------------------------------------------------------------


FRANCE (4.9%)
BNP Paribas
 (European Monetary Unit) Sr Sub Nts
 12-17-12                               5.25            1,065,000           1,450,625
Caisse Refinance Hypothe
 10-11-10                               4.38            3,150,000           4,286,240
Compagnie de Financement Foncier
 (European Monetary Unit)
 06-25-10                               5.63            3,830,000           5,259,578
Credit Agricole
 (European Monetary Unit) Sr Unsecured
 06-24-13                               6.00            1,050,000           1,502,837
Electricite de France
 (European Monetary Unit) Sr Unsecured
 02-05-18                               5.00            1,450,000           1,941,487
France Telecom
 (European Monetary Unit) Sr Unsecured
 02-21-17                               4.75            3,435,000           4,478,806
Govt of France
 (European Monetary Unit)
 04-25-12                               5.00           10,210,000          14,761,800
 04-25-13                               4.00           19,635,000          27,662,842
 10-25-16                               5.00            3,570,000           5,295,856


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
41 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FRANCE (CONT.)
Veolia Environnement
 (European Monetary Unit)
 01-16-17                               4.38%             550,000            $657,520
                                                                      ---------------
Total                                                                      67,297,591
-------------------------------------------------------------------------------------


GERMANY (7.1%)
Bayerische Landesbank
 (Japanese Yen) Sr Nts
 04-22-13                               1.40          576,000,000           5,579,766
Bundesrepublik Deutschland
 (European Monetary Unit)
 07-04-10                               5.25           14,390,000          20,110,120
 07-04-27                               6.50           15,940,000          27,908,697
 07-04-28                               4.75            6,610,000           9,671,382
 07-04-34                               4.75           14,425,000          21,230,242
Corealcredit Bank
 (European Monetary Unit) Series 501
 09-02-09                               5.00            2,590,000(d)        3,470,912
DEPFA Deutsche Pfandbriefbank
 (European Monetary Unit) Series G6
 01-15-10                               5.50            4,460,000           5,992,456
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
 07-05-10                               5.75            4,210,000(d)       $5,829,405
                                                                      ---------------
Total                                                                      99,792,980
-------------------------------------------------------------------------------------


GREECE (1.2%)
Hellenic Republic
 (European Monetary Unit)
 08-20-12                               4.10            4,365,000           5,783,566
Hellenic Republic
 (European Monetary Unit) Sr Unsub
 10-22-22                               5.90            7,975,000          10,897,691
                                                                      ---------------
Total                                                                      16,681,257
-------------------------------------------------------------------------------------


INDONESIA (0.4%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       53,607,000,000           3,832,583
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88            1,800,000(d)        1,458,000
 10-12-35                               8.50              360,000(d)          302,400
 01-17-38                               7.75              297,000(d)          228,690
                                                                      ---------------
Total                                                                       5,821,673
-------------------------------------------------------------------------------------


ITALY (4.7%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 01-15-10                               3.00           11,180,000          15,077,764
 04-15-12                               4.00            8,960,000          12,415,108
 08-01-15                               3.75            4,310,000           5,844,295
 02-01-19                               4.25            4,080,000           5,464,872
 11-01-26                               7.25            6,475,191          10,707,369
 11-01-27                               6.50            2,400,000           3,661,709
Intesa Sanpaolo
 (European Monetary Unit) Sr Unsecured
 12-19-13                               5.38            1,200,000           1,650,382
Telecom Italia Capital
 11-15-13                               5.25           10,770,000(r)        9,671,848
                                                                      ---------------
Total                                                                      64,493,347
-------------------------------------------------------------------------------------


JAPAN (11.9%)
Development Bank of Japan
 (Japanese Yen)
 06-20-12                               1.40        1,192,000,000          12,191,097
Govt of Japan CPI Linked
 (Japanese Yen)
 12-10-17                               1.20        1,240,944,000(g)       10,692,212
 03-10-18                               1.40        1,450,094,000(g)       12,703,835
Govt of Japan
 (Japanese Yen)
 09-20-10                               0.80        1,228,800,000          12,501,484
 06-20-12                               1.40        1,565,600,000          16,239,053
 12-20-12                               1.00        2,749,500,000          28,145,491
 12-20-14                               1.30          716,000,000           7,406,999
 09-20-17                               1.70        1,963,000,000          20,737,890
 12-20-22                               1.40        1,213,000,000          11,773,710
 12-20-26                               2.10        2,608,000,000          26,878,985
 12-20-34                               2.40          665,000,000           7,192,121
                                                                      ---------------
Total                                                                     166,462,877
-------------------------------------------------------------------------------------


JERSEY (0.2%)
ASIF III Jersey
 (Japanese Yen) Sr Secured
 10-15-09                               0.95          240,000,000           2,295,740
-------------------------------------------------------------------------------------


LUXEMBOURG (0.3%)
Gaz Capital
 Secured
 11-22-16                               6.21              300,000(d,r)        223,500
 08-16-37                               7.29              570,000(d)          371,925
Tyco Electronics Group
 01-15-14                               5.95            3,660,000           2,889,240
                                                                      ---------------
Total                                                                       3,484,665
-------------------------------------------------------------------------------------


MALAYSIA (0.2%)
Petronas Capital
 05-22-12                               7.00              315,000             337,227
 05-22-12                               7.00            1,895,000(d)        2,037,265
                                                                      ---------------
Total                                                                       2,374,492
-------------------------------------------------------------------------------------


MEXICO (1.2%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-20-12                               9.00           76,800,000           5,801,163
 12-17-15                               8.00          114,810,000           8,290,925
Pemex Project Funding Master Trust
 03-01-18                               5.75            2,213,000           1,847,855
United Mexican States
 Sr Unsecured
 09-27-34                               6.75              315,000             296,667
                                                                      ---------------
Total                                                                      16,236,610
-------------------------------------------------------------------------------------


NETHERLANDS (4.9%)
Allianz Finance II
 (European Monetary Unit)
 11-23-16                               4.00              750,000             940,807
BMW Finance
 (European Monetary Unit)
 09-19-13                               8.88            1,950,000           2,773,275
Deutsche Telekom Intl Finance
 (European Monetary Unit)
 01-19-15                               4.00            3,755,000           4,793,427
E.ON Intl Finance
 (European Monetary Unit)
 10-02-17                               5.50            1,040,000           1,447,559
Govt of Netherlands
 (European Monetary Unit)
 07-15-12                               5.00            8,070,000          11,665,391
 07-15-13                               4.25           17,541,000          24,887,735
 07-15-16                               4.00            6,155,000           8,546,941
ING Groep
 (European Monetary Unit) Sr Unsecured
 05-31-17                               4.75            2,125,000           2,503,521
Nederlandse Waterschapsbank
 (British Pound) Sr Unsub
 06-07-10                               5.38            2,150,000           3,200,804
Rabobank Nederland
 (European Monetary Unit) Sr Unsub
 04-04-12                               4.13            1,790,000           2,417,286
Telefonica Europe
 09-15-10                               7.75            4,020,000           4,197,933
                                                                      ---------------
Total                                                                      67,374,679
-------------------------------------------------------------------------------------


NEW ZEALAND (0.6%)
Govt of New Zealand
 (New Zealand Dollar)
 04-15-13                               6.50           14,180,000           8,682,466
-------------------------------------------------------------------------------------


NORWAY (0.8%)
Govt of Norway
 (Norwegian Krone)
 05-16-11                               6.00           70,970,000          11,410,378
-------------------------------------------------------------------------------------


PHILIPPINE ISLANDS (0.1%)
Republic of Philippines
 01-15-16                               8.00              150,000             165,188
 01-15-19                               9.88              250,000             297,500
 01-14-31                               7.75              960,000             980,400
                                                                      ---------------
Total                                                                       1,443,088
-------------------------------------------------------------------------------------


POLAND (1.2%)
Govt of Poland
 (Polish Zloty)
 03-24-10                               5.75           55,085,000          15,990,636
-------------------------------------------------------------------------------------


RUSSIA (--%)
Russian Federation
 03-31-30                               7.50              274,400(d)          257,936
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.2%)
Republic of South Africa
 (South African Rand)
 08-31-10                              13.00           27,525,000(r)        3,141,025
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
42 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


SOUTH KOREA (0.3%)
Korea Development Bank
 (Japanese Yen)
 06-28-10                               0.87%         400,000,000          $3,830,178
-------------------------------------------------------------------------------------


SPAIN (2.3%)
AyT Cedulas Cajas Global
 (European Monetary Unit)
 06-14-18                               4.25            2,900,000           3,412,762
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
 03-25-11                               3.50            5,800,000           7,735,515
Govt of Spain
 (European Monetary Unit)
 07-30-17                               5.50            8,350,000          12,483,634
Instituto de Credito Oficial
 (European Monetary Unit)
 06-30-09                               3.50            2,520,000           3,362,498
Santander Intl Debt
 (European Monetary Unit) Bank Guaranteed
 04-11-11                               5.13            2,400,000           3,267,732
Telefonica Emisiones SAU
 (European Monetary Unit)
 02-02-16                               4.38            1,050,000           1,316,331
                                                                      ---------------
Total                                                                      31,578,472
-------------------------------------------------------------------------------------


SUPRA-NATIONAL (0.6%)
European Investment Bank
 (British Pound) Sr Unsecured
 12-07-11                               5.50            5,310,000           8,236,704
-------------------------------------------------------------------------------------


SWEDEN (0.7%)
Govt of Sweden
 (Swedish Krona)
 03-15-11                               5.25           42,980,000           5,650,436
 05-05-14                               6.75           24,000,000           3,549,636
                                                                      ---------------
Total                                                                       9,200,072
-------------------------------------------------------------------------------------


TUNISIA (0.3%)
Banque Centrale de Tunisie
 (Japanese Yen)
 08-02-10                               3.30          360,000,000           3,644,694
-------------------------------------------------------------------------------------


TURKEY (0.1%)
Republic of Turkey
 04-03-18                               6.75              696,000             638,580
 03-17-36                               6.88            1,160,000             922,200
                                                                      ---------------
Total                                                                       1,560,780
-------------------------------------------------------------------------------------


UKRAINE (--%)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75              890,000(d)          382,700
-------------------------------------------------------------------------------------


UNITED KINGDOM (4.7%)
Abbey Natl Treasury Services
 (European Monetary Unit) Bank Guaranteed
 05-27-09                               1.97            1,850,000(h)        2,450,767
British Sky Broadcasting Group
 02-15-18                               6.10            6,490,000(d)        5,647,390
BT Group
 Sr Unsecured
 12-15-10                               8.63           $1,190,000(r)        1,238,466
SABMiller
 01-15-14                               5.70            2,610,000(d)        2,542,167
United Kingdom Treasury
 (British Pound)
 03-07-12                               5.00            3,350,000           5,215,900
 09-07-14                               5.00           13,095,000          21,323,348
 03-07-18                               5.00            3,360,000           5,588,730
 03-07-25                               5.00            2,565,000           4,159,248
 12-07-27                               4.25            3,700,000           5,508,131
 03-07-36                               4.25            2,860,000           4,134,470
 12-07-38                               4.75            3,400,000           5,355,002
 12-07-49                               4.25            1,150,000           1,607,489
                                                                      ---------------
Total                                                                      64,771,108
-------------------------------------------------------------------------------------


UNITED STATES (32.9%)
Airgas
 10-01-18                               7.13            1,170,000(d)        1,123,200
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49            2,382,319(o)        2,322,761
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95            2,030,000           1,748,398
AT&T
 Sr Unsecured
 01-15-38                               6.30            1,180,000           1,037,156
 02-15-39                               6.55            4,140,000           3,754,905
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45            4,325,000(f)        2,987,339
Bank of America
 Sr Unsecured
 05-01-18                               5.65            3,725,000(r)        3,120,423
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00              161,040(f)          155,838
Berkshire Hathaway Finance
 05-15-18                               5.40            1,745,000           1,733,286
California State Teachers' Retirement System Trust
 Series 2002-C6 Cl A3
 11-20-14                               4.46            1,741,279(d,f)      1,759,327
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                               7.00            1,690,000           1,761,485
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75            2,445,000           2,484,433
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                               8.00              760,000(b,d)        695,400
Chesapeake Energy
 01-15-16                               6.63              690,000             574,425
 01-15-16                               6.88              240,000             201,600
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
 05-15-43                               4.39              323,499(f)          321,372
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43            2,415,000(f)        1,671,558
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-7 Cl 2A3A
 09-25-35                               5.16            6,973,172(f,i)      3,902,249
Citigroup
 (European Monetary Unit) Sr Unsecured
 05-21-10                               3.88            1,225,000           1,539,338
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23            1,075,000(f)          962,760
Clorox
 Sr Unsecured
 10-15-12                               5.45            1,094,000           1,127,650
 03-01-13                               5.00               55,000(r)           55,585
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            3,051,000           2,859,989
Comcast
 03-15-11                               5.50            3,450,000           3,503,676
 03-15-16                               5.90            3,115,000           3,008,978
 03-15-37                               6.45              115,000             100,470
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               0.82              450,000(d,f,h)      229,403
Community Health Systems
 07-15-15                               8.88            1,285,000           1,214,325
ConAgra Foods
 Sr Unsecured
 08-01-27                               6.70            2,515,000           2,523,565
Cott Beverages USA
 12-15-11                               8.00              765,000             432,225
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50              634,611(f)          399,841
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            1,490,544(f)        1,281,310
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30            1,115,000             757,821
Crown Americas LLC/Capital
 11-15-15                               7.75              320,000             321,600
CS First Boston Mtge Securities
 Series 2002-CKS4 Cl A1
 11-15-36                               4.49            1,061,240(f)        1,048,350
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60              825,000(f)          713,861
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82              170,161(f)          162,822
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
 08-15-38                               4.77              755,787(f)          752,167


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
43 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50%          $1,385,000(d)       $1,371,150
 02-15-19                               8.63              495,000(d)          477,675
CSX
 Sr Unsecured
 03-15-13                               5.75            4,600,000           4,443,521
 04-01-15                               6.25            1,850,000           1,681,757
Denbury Resources
 03-01-16                               9.75              885,000             854,025
Detroit Edison
 10-01-13                               6.40            2,375,000           2,539,046
DIRECTV Holdings LLC/Financing
 05-15-16                               7.63            1,515,000           1,484,700
DISH DBS
 10-01-13                               7.00               90,000              83,475
 10-01-14                               6.63            1,486,000           1,329,970
 02-01-16                               7.13              510,000             456,450
Dr Pepper Snapple Group
 05-01-18                               6.82            2,525,000           2,383,123
Duke Energy Carolinas LLC
 1st Refunding Mtge
 10-01-15                               5.30            1,500,000           1,550,207
Duke Energy Indiana
 1st Mtge
 08-15-38                               6.35            1,770,000           1,802,568
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            2,125,000(d,o)      1,546,511
Edison Mission Energy
 Sr Unsecured
 06-15-13                               7.50              355,000             280,450
 06-15-16                               7.75              325,000             247,000
El Paso
 Sr Unsecured
 12-12-13                              12.00            1,305,000           1,383,300
 06-15-14                               6.88              410,000             365,194
Erac USA Finance
 10-15-17                               6.38            4,700,000(d)        3,001,172
Exelon
 Sr Unsecured
 06-15-10                               4.45            2,350,000           2,310,680
Federal Home Loan Mtge Corp #1J1621
 05-01-37                               5.87            5,882,099(f,i)      6,114,141
Federal Home Loan Mtge Corp #A11799
 08-01-33                               6.50               93,444(f)           99,141
Federal Home Loan Mtge Corp #A15881
 11-01-33                               5.00              709,643(f)          739,071
Federal Home Loan Mtge Corp #C02873
 05-01-37                               6.50            2,684,176(f)        2,832,965
Federal Home Loan Mtge Corp #E01377
 05-01-18                               4.50              398,344(f)          409,206
Federal Home Loan Mtge Corp #E91326
 09-01-17                               6.50              100,218(f)          105,159
Federal Home Loan Mtge Corp #E99967
 10-01-18                               5.00              429,279(f)          447,119
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00              670,592(f)          713,075
Federal Natl Mtge Assn
 10-15-14                               4.63           10,950,000(r)       12,058,458
 11-15-30                               6.63            6,350,000(r)        8,332,870
Federal Natl Mtge Assn #254632
 02-01-18                               5.50            1,060,311(f)        1,113,238
Federal Natl Mtge Assn #254686
 04-01-18                               5.50            1,197,235(f)        1,255,500
Federal Natl Mtge Assn #254722
 05-01-18                               5.50              623,926(f)          654,291
Federal Natl Mtge Assn #255079
 02-01-19                               5.00            3,785,942(f)        3,956,625
Federal Natl Mtge Assn #255377
 08-01-34                               7.00              317,035(f)          338,674
Federal Natl Mtge Assn #357705
 02-01-35                               5.50            5,836,669(f)        6,076,063
Federal Natl Mtge Assn #440730
 12-01-28                               6.00              487,731(f)          520,505
Federal Natl Mtge Assn #555417
 05-01-33                               6.00              858,143(f)          902,567
Federal Natl Mtge Assn #555528
 04-01-33                               6.00            1,453,087(f)        1,526,493
Federal Natl Mtge Assn #555531
 06-01-33                               5.50            2,076,508(f)        2,164,273
Federal Natl Mtge Assn #555734
 07-01-23                               5.00              448,708(f)          465,687
Federal Natl Mtge Assn #555740
 08-01-18                               4.50              205,778(f)          213,720
Federal Natl Mtge Assn #555851
 01-01-33                               6.50            3,156,868(f,s)      3,354,635
Federal Natl Mtge Assn #575487
 04-01-17                               6.50              235,160(f)          248,664
Federal Natl Mtge Assn #621581
 12-01-31                               6.50              262,226(f)          281,327
Federal Natl Mtge Assn #631315
 02-01-17                               5.50              135,740(f)          142,552
Federal Natl Mtge Assn #639965
 08-01-17                               6.00              449,674(f)          470,615
Federal Natl Mtge Assn #640996
 05-01-32                               7.50              209,425(f)          225,757
Federal Natl Mtge Assn #646147
 06-01-32                               7.00              147,492(f)          159,676
Federal Natl Mtge Assn #652284
 08-01-32                               6.50              157,400(f)          167,064
Federal Natl Mtge Assn #653145
 07-01-17                               6.00               82,534(f)           86,496
Federal Natl Mtge Assn #654121
 09-01-17                               6.00              325,775(f)          341,172
Federal Natl Mtge Assn #655589
 08-01-32                               6.50              676,261(f)          727,638
Federal Natl Mtge Assn #666424
 08-01-32                               6.50              154,609(f)          164,101
Federal Natl Mtge Assn #670461
 11-01-32                               7.50               88,353(f)           95,244
Federal Natl Mtge Assn #684595
 03-01-33                               6.00              628,589(f)          660,344
Federal Natl Mtge Assn #687583
 04-01-33                               6.00            1,641,578(f)        1,735,166
Federal Natl Mtge Assn #688034
 03-01-33                               5.50              208,284(f)          219,332
Federal Natl Mtge Assn #688691
 03-01-33                               5.50              350,110(f)          364,908
Federal Natl Mtge Assn #720786
 09-01-33                               5.50              852,148(f)          888,164
Federal Natl Mtge Assn #725162
 02-01-34                               6.00            1,511,904(f)        1,587,337
Federal Natl Mtge Assn #725232
 03-01-34                               5.00              701,948(f)          726,681
Federal Natl Mtge Assn #725424
 04-01-34                               5.50            4,077,473(f)        4,249,810
Federal Natl Mtge Assn #735029
 09-01-13                               5.32              493,170(f)          517,396
Federal Natl Mtge Assn #735883
 03-01-33                               6.00            4,424,369(f)        4,712,364
Federal Natl Mtge Assn #739474
 10-01-33                               5.50              435,186(f)          457,446
Federal Natl Mtge Assn #741850
 09-01-33                               5.50            1,274,128(f)        1,327,980
Federal Natl Mtge Assn #745257
 01-01-36                               6.00            1,625,183(f)        1,712,656
Federal Natl Mtge Assn #745275
 02-01-36                               5.00            4,586,457(f)        4,743,041
Federal Natl Mtge Assn #745283
 01-01-36                               5.50           12,226,110(f,s)     12,716,109
Federal Natl Mtge Assn #748110
 10-01-33                               6.50            1,406,323(f,s)      1,490,908
Federal Natl Mtge Assn #753507
 12-01-18                               5.00            1,267,399(f)        1,320,790
Federal Natl Mtge Assn #755498
 11-01-18                               5.50              853,566(f)          891,329
Federal Natl Mtge Assn #756236
 01-01-34                               6.00            5,460,999(f)        5,811,182
Federal Natl Mtge Assn #756799
 11-01-33                               6.50              341,827(f)          362,186
Federal Natl Mtge Assn #756844
 02-01-19                               5.00              304,811(f)          317,791
Federal Natl Mtge Assn #757299
 09-01-19                               4.50            2,220,608(f,s)      2,299,902
Federal Natl Mtge Assn #759336
 01-01-34                               6.00            3,245,972(f)        3,453,478
Federal Natl Mtge Assn #765946
 02-01-34                               5.50            5,936,155(f)        6,187,050
Federal Natl Mtge Assn #783646
 06-01-34                               5.50              555,127(f)          577,896
Federal Natl Mtge Assn #791393
 10-01-19                               5.50            1,426,603(f)        1,494,248
Federal Natl Mtge Assn #794298
 09-01-19                               5.50            1,191,687(f)        1,248,193
Federal Natl Mtge Assn #848482
 12-01-35                               6.00            5,617,009(f)        5,879,703
Federal Natl Mtge Assn #886292
 07-01-36                               7.00            3,267,773(f)        3,494,844
Federal Natl Mtge Assn #948012
 11-01-37                               6.00           11,097,173(f,s)     11,603,398
FedEx
 04-01-09                               3.50            1,790,000           1,789,979
Forest Oil
 Sr Nts
 02-15-14                               8.50            1,685,000(d,r)      1,562,838


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
44 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                               8.38%          $1,015,000            $949,025
Frontier Communications
 Sr Unsecured
 03-15-19                               7.13              770,000             604,450
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                               4.77              500,000(f)          403,367
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25            1,150,000(d,f)      1,057,107
General Electric Capital
 (New Zealand Dollar) Sr Unsecured
 02-04-10                               6.63            6,190,000           3,469,113
General Electric Capital
 Sr Unsecured
 01-10-39                               6.88            1,930,000           1,574,089
Genworth Financial Assurance Holdings
 (Japanese Yen) Sr Unsecured
 06-20-11                               1.60          403,000,000           1,692,944
Goldman Sachs Group
 Sr Unsecured
 02-15-19                               7.50              945,000             963,208
Govt Natl Mtge Assn #604708
 10-15-33                               5.50              507,758(f)          530,741
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                             508.81              209,040(f,e)          3,229
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88              500,000(f)          447,128
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                               5.55            4,000,000(f)        3,177,596
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               1.37            2,400,000(d,f,h)    1,499,565
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.80            1,475,000(f)          206,788
GSR Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-10F Cl 6A1
 09-25-34                               5.00            7,682,144(f)        6,541,830
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-1 Cl A4
 04-19-34                               4.78            4,171,170(f,i)      3,531,517
HCA
 Sr Secured
 02-15-17                               9.88            1,945,000(d,r)      1,842,888
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63               40,000(k)           31,900
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05            1,665,000           1,324,386
INVISTA
 Sr Unsecured
 05-01-12                               9.25            1,752,000(d)        1,576,800
JPMorgan Chase & Co
 Sr Unsecured
 01-15-18                               6.00            2,115,000           2,136,326
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13            2,722,205(f)        2,603,761
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              148,085(f)          135,114
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            1,625,000(f)        1,406,134
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            4,766,319(f)        4,599,921
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00            5,000,000(f)        2,444,126
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49            1,375,000(f)        1,190,625
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP7 Cl ASB
 04-15-45                               5.88            2,800,000(f)        2,339,275
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            3,150,000(f)        2,082,221
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20            1,700,000(d,f)        104,199
Lamar Media
 08-15-15                               6.63            1,435,000           1,047,550
Lamar Media
 Sr Nts
 04-01-14                               9.75               40,000(d,r)         38,800
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97              650,000(f)          600,793
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A1
 08-15-29                               3.88              403,446(f)          401,972
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86              925,000(f)          800,247
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            1,900,000(f)        1,311,689
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                               5.61              491,645(f)          471,806
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88            2,530,000(b,p)        303,600
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70              845,000             627,281
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63            3,550,000           2,476,636
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90            4,550,000           4,198,023
McDonald's
 Sr Unsecured
 03-01-18                               5.35            1,285,000           1,355,714
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13            1,475,000(d)        1,350,632
Moog
 Sr Sub Nts
 06-15-18                               7.25              400,000(d)          368,000
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              285,902(f)          282,784
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59              690,000(f)          653,209
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80              775,000(f)          674,229
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63              610,000             581,639
NALCO
 11-15-11                               7.75              440,000             433,400
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88            3,400,000(e)          584,375
Nevada Power
 08-01-18                               6.50              850,000             816,593
NewPage
 Sr Secured
 05-01-12                              10.00              730,000             253,675
News America
 12-15-35                               6.40              180,000             133,351
 11-15-37                               6.65              980,000             734,355
Nextel Communications
 Series D
 08-01-15                               7.38            1,965,000           1,041,450
Nextel Communications
 Series E
 10-31-13                               6.88              135,000              76,950
NiSource Finance
 01-15-19                               6.80            2,000,000           1,607,244
Norfolk Southern
 Sr Unsecured
 04-01-18                               5.75              350,000             347,820


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
45 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Northwest Pipeline
 Sr Unsecured
 06-15-16                               7.00%          $2,515,000          $2,537,793
 04-15-17                               5.95            3,125,000           2,920,229
NRG Energy
 02-01-16                               7.38            2,030,000           1,887,900
Omnicare
 12-15-13                               6.75              930,000             843,975
 12-15-15                               6.88              105,000              93,975
Owens-Brockway Glass Container
 05-15-13                               8.25            1,850,000           1,859,250
PacifiCorp
 1st Mtge
 09-15-13                               5.45              850,000             888,207
 07-15-38                               6.35            2,460,000           2,505,157
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50            1,375,000(d)        1,368,125
Potomac Electric Power
 1st Mtge
 12-15-38                               7.90            1,085,000           1,226,769
PPL Electric Utilities
 1st Mtge
 11-30-13                               7.13            3,275,000           3,605,383
Pricoa Global Funding I
 Sr Secured
 10-18-12                               5.40            2,400,000(d)        2,039,291
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30            2,710,000           2,521,733
Quicksilver Resources
 08-01-15                               8.25            1,665,000           1,082,250
Qwest
 Sr Unsecured
 10-01-14                               7.50              350,000             318,500
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57              561,101             538,960
Roche Holdings
 03-01-39                               7.00            1,835,000(d)        1,920,179
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13            6,700,000           4,468,660
SandRidge Energy
 06-01-18                               8.00              730,000(d)          529,250
Sierra Pacific Power
 Series M
 05-15-16                               6.00            5,660,000           5,320,495
Southern California Gas
 1st Mtge
 03-15-14                               5.50            1,900,000           2,028,731
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90            4,410,000(d)        3,843,320
Southern Star Central
 Sr Nts
 03-01-16                               6.75              150,000             125,250
Sprint Capital
 01-30-11                               7.63              695,000(r)          642,875
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50            5,645,104(f)        4,943,435
Toyota Motor Credit
 (European Monetary Unit)
 02-12-10                               4.00              420,000             560,423
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40            7,255,000           7,080,438
U.S. Treasury
 02-28-11                               0.88              135,000(r)          135,258
 02-28-14                               1.88              565,000             571,181
 03-31-14                               1.75            3,275,000(r)        3,286,259
 02-15-15                               4.00            3,190,000           3,568,315
 02-15-19                               2.75           15,255,000(r)       15,338,445
 05-15-38                               4.50            7,385,000(r)        8,621,988
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00           22,348,278(g)       23,028,922
 01-15-15                               1.63            2,067,509(g)        2,088,487
U-Haul S Fleet LLC
 Series 2007-CP1 Cl CP (AMBAC)
 05-25-12                               5.40            3,000,000(d,o)      2,618,682
Verizon Communications
 04-15-38                               6.90            1,250,000           1,188,237
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            5,740,000           5,879,241
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65            1,675,000           1,723,389
Verizon Wireless Capital LLC
 Sr Unsecured
 02-01-14                               5.55            5,780,000(d)        5,784,832
Visant
 10-01-12                               7.63              155,000(r)          146,863
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08            1,064,000(d,f)        909,144
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
 11-15-35                               3.89              471,325(f)          470,274
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09              925,000(f)          778,742
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56            2,425,000(f)        1,776,277
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58            1,200,000(f)          981,503
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            1,200,000(f)          942,187
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31              200,000(f)          132,810
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34              595,000(f)          229,602
Wells Fargo & Co
 Sr Unsecured
 12-11-17                               5.63            2,110,000           1,925,189
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                               5.50            7,607,502(f)        6,015,275
West Corp
 10-15-14                               9.50              129,000              89,816
Windstream
 08-01-16                               8.63              679,000             667,118
 03-15-19                               7.00               90,000              79,200
XTO Energy
 Sr Unsecured
 02-01-14                               4.90            4,720,000           4,572,232
 01-31-15                               5.00            1,480,000           1,380,378
 06-30-15                               5.30            3,025,000           2,883,799
                                                                      ---------------
Total                                                                     457,408,484
-------------------------------------------------------------------------------------


URUGUAY (0.1%)
Republic of Uruguay
 Pay-in-kind
 01-15-33                               7.88              198,000(k)          162,360
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63            1,700,000           1,360,000
                                                                      ---------------
Total                                                                       1,522,360
-------------------------------------------------------------------------------------


VENEZUELA (0.2%)
Petroleos de Venezuela
 04-12-17                               5.25            1,230,000             513,525
Republic of Venezuela
 02-26-16                               5.75              830,000             402,965
 05-07-23                               9.00            1,904,000             971,040
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              310,000             190,650
                                                                      ---------------
Total                                                                       2,078,180
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,347,756,048)                                                 $1,302,167,454
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
46 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

MUNICIPAL BONDS (0.1%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
UNITED STATES
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%          $1,930,000            $887,781
-------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $1,902,693)                                                           $887,781
-------------------------------------------------------------------------------------



SENIOR LOANS (0.4%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
NETHERLANDS (0.1%)
Nielsen Finance LLC
 Term Loan
 08-09-13                               2.53%          $1,526,553(c)       $1,185,628
-------------------------------------------------------------------------------------


UNITED STATES (0.3%)
Charter Communications LLC
 Term Loan
 03-05-14                          5.18-5.36            2,181,147           1,766,119
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD            3,315,000(m,n)      1,477,926
Idearc
 Tranche B Term Loan
 11-17-14                               3.22              945,693             368,527
West Corp
 Tranche B2 Term Loan
 10-24-13                          2.88-2.90            1,151,455             854,956
                                                                      ---------------
Total                                                                       4,467,528
-------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $7,012,712)                                                         $5,653,156
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              41,387,689(q)        $41,387,689
-------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $41,387,689)                                                       $41,387,689
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (2.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     40,001,917           $40,001,917
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $40,001,917)                                                       $40,001,917
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,438,061,059)(t)                                              $1,390,097,997
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2009


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION/
CONTRACT DESCRIPTION                            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Euro-Bobl, 5-year                                     25            $3,871,979       June 2009          $(5,709)
Euro-Bund, 10-year                                   200            33,065,867       June 2009          151,676
Japanese Bond, 10-year                                20            27,919,670       June 2009         (114,883)
United Kingdom Long GILT, 10-year                     34             6,013,505       June 2009           94,066
U.S. Long Bond, 20-year                              138            17,899,032       June 2009          510,121
U.S. Treasury Note, 2-year                            56            12,201,875       July 2009           54,159
U.S. Treasury Note, 5-year                          (179)          (21,259,048)      July 2009         (284,909)
U.S. Treasury Note, 10-year                         (155)          (19,232,110)      June 2009         (470,748)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(66,227)
------------------------------------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
47 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2009



                                             CURRENCY TO                 CURRENCY TO            UNREALIZED        UNREALIZED
EXCHANGE DATE                               BE DELIVERED                 BE RECEIVED           APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
April 6, 2009                                     126,490,000                   5,714,221              $--          $(445,377)
                                                 Czech Koruna                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
April 14, 2009                                     36,835,000                   9,786,392               --           (809,188)
                                                 Polish Zloty                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
April 15, 2009                                      1,260,000                   1,587,096               --            (87,097)
                                       European Monetary Unit                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
April 16, 2009                                     20,102,911                  25,882,000          435,239                 --
                                                  U.S. Dollar             Canadian Dollar
-----------------------------------------------------------------------------------------------------------------------------
April 20, 2009                                      1,439,560                   2,920,000          223,942                 --
                                                  U.S. Dollar          New Zealand Dollar
-----------------------------------------------------------------------------------------------------------------------------
April 23, 2009                                      4,671,770                   3,400,000          209,667                 --
                                                  U.S. Dollar               British Pound
-----------------------------------------------------------------------------------------------------------------------------
April 23, 2009                                      4,299,394                   6,600,000           37,220                 --
                                                  U.S. Dollar            Singapore Dollar
-----------------------------------------------------------------------------------------------------------------------------
April 24, 2009                                     79,138,291               7,502,310,000               --         (3,315,460)
                                                  U.S. Dollar                Japanese Yen
-----------------------------------------------------------------------------------------------------------------------------
April 30, 2009                                     31,785,000                   4,862,519          136,531                 --
                                              Norwegian Krone                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
April 30, 2009                                      4,862,519                   3,597,338               --            (82,522)
                                                  U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $1,042,599        $(4,739,644)
-----------------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $63,485,472 or 4.6% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2009.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(j) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(k) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) At March 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,773,525. See Note 1 to the financial statements.


--------------------------------------------------------------------------------
48 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(n) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(o) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   Ambac Assurance Corporation
     FSA    --   Financial Security Assurance


(p)  This position is in bankruptcy.

(q) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

(r)  At March 31, 2009, security was partially or fully on loan.

(s) At March 31, 2009, investments in securities included securities valued at $2,387,808 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(t) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $1,438,061,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $49,208,000
     Unrealized depreciation                                                      (97,171,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(47,963,000)
     ----------------------------------------------------------------------------------------




FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                  FAIR VALUE AT MARCH 31, 2009
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                       $144,854,039      $1,231,217,559     $14,026,399    $1,390,097,997
Other financial instruments*                         (66,227)         (3,697,045)             --        (3,763,272)
------------------------------------------------------------------------------------------------------------------
Total                                           $144,787,812      $1,227,520,514     $14,026,399    $1,386,334,725
------------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                                     $18,161,532
  Accrued discounts/premiums                                                         10,010
  Realized gain (loss)                                                             (121,215)
  Change in unrealized appreciation (depreciation)                                 (644,866)
  Net purchases (sales)                                                            (613,085)
  Transfers in and/or out of Level 3                                             (2,765,977)
--------------------------------------------------------------------------------------------
Balance as of March 31, 2009                                                    $14,026,399
--------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
49 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

FAIR VALUE MEASUREMENTS (CONTINUED)





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
50 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - Global Inflation Protected Securities Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (99.8%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CANADA (2.1%)
Govt of Canada
 (Canadian Dollar)
 12-01-26                            4.25%            19,378,455(b)       $20,867,219
-------------------------------------------------------------------------------------


FRANCE (11.9%)
Govt of France
 (European Monetary Unit)
 07-25-12                            3.00             34,933,248(b)       $49,939,823
 07-25-20                            2.25             51,542,591(b)        70,871,991
                                                                      ---------------
Total                                                                     120,811,814
-------------------------------------------------------------------------------------


GERMANY (7.4%)
Deutsche Bundesrepublik Inflation Linked
 (European Monetary Unit)
 04-15-16                            1.50             56,399,738(b)        75,596,108
-------------------------------------------------------------------------------------


ITALY (3.2%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 09-15-10                            0.95              7,103,018(b)         9,492,754
Buoni Poliennali Del Tesoro
 (European Monetary Unit) Sr Nts
 09-15-35                            2.35             19,772,973(b)        23,377,665
                                                                      ---------------
Total                                                                      32,870,419
-------------------------------------------------------------------------------------


JAPAN (5.7%)
Govt of Japan CPI Linked
 (Japanese Yen)
 06-10-15                            0.50          3,974,740,000(b)        34,183,296
 06-10-18                            1.40          2,697,300,000(b)        23,481,312
                                                                      ---------------
Total                                                                      57,664,608
-------------------------------------------------------------------------------------


SWEDEN (0.8%)
Govt of Sweden Inflation Linked
 (Swedish Krona)
 12-01-28                            3.50             45,930,000(f)         8,543,916
-------------------------------------------------------------------------------------


UNITED KINGDOM (16.2%)
United Kingdom Gilt Inflation Linked
 (British Pound)
 07-26-16                            2.50              8,210,000(f)        33,058,549
 04-16-20                            2.50             18,590,000(f)        76,219,182
 07-22-30                            4.13             11,450,000(f)        39,573,359
United Kingdom Treasury
 (British Pound)
 12-07-38                            4.75             10,000,000           15,750,005
                                                                      ---------------
Total                                                                     164,601,095
-------------------------------------------------------------------------------------


UNITED STATES (52.5%)
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                            5.00             10,525,000           10,162,761
Federal Natl Mtge Assn
 01-02-14                            5.13             18,950,000           19,585,015
Novistar Home Equity Loan
 Series 2007-2 Cl A2A
 09-25-37                            0.61              3,388,559(d)         2,753,998
Structured Asset Securities Corp
 Collateralized Mtge Obligation
 Series 2006-NC1 Cl A6
 05-25-36                            0.57              5,483,031(e)         5,030,853
U.S. Treasury Inflation-Indexed Bond
 04-15-10                            0.88             12,291,611(b,g)      12,231,800
 04-15-11                            2.38             12,231,630(b)        12,550,546
 01-15-12                            3.38             27,583,408(b)        29,337,438
 07-15-12                            3.00             30,851,054(b)        32,831,908
 01-15-14                            2.00             67,696,088(b)        69,757,859
 07-15-14                            2.00             28,374,693(b)        29,301,056
 01-15-15                            1.63             26,053,935(b,h)      26,318,283
 01-15-16                            2.00             24,767,323(b,g)      25,552,632
 01-15-17                            2.38             57,377,849(b)        60,936,833
 07-15-18                            1.38             31,328,320(b)        31,078,221
 01-15-26                            2.00             54,246,660(b)        53,643,949
 01-15-27                            2.38             30,358,650(b)        31,710,358
 04-15-28                            3.63             40,124,998(b,h)      49,473,784
 04-15-29                            3.88             24,040,224(b)        30,880,991
                                                                      ---------------
Total                                                                     533,138,285
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,069,168,656)                                                 $1,014,093,464
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              52,427,568(i)        $52,427,568
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $52,427,568)                                                       $52,427,568
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (0.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                      8,052,505            $8,052,505
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $8,052,505)                                                         $8,052,505
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,129,648,729)(j)                                              $1,074,573,537
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION/
CONTRACT DESCRIPTION                            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                          (599)         $(71,140,612)      July 2009         $(486,833)
U.S. Treasury Note, 10-year                         (103)          (12,780,048)      June 2009          (311,016)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(797,849)
------------------------------------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
51 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2009



                                                CURRENCY TO           CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                  BE DELIVERED           BE RECEIVED      APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
April 3, 2009                                         71,950,000        8,054,585             $--           $(704,390)
                                                   Swedish Krona      U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
April 15, 2009                                       174,425,000      219,705,730              --         (12,056,978)
                                          European Monetary Unit      U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
April 17, 2009                                       113,600,000      156,732,530              --          (6,357,804)
                                                   British Pound      U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
April 17, 2009                                     5,803,000,000       59,110,287         464,943                  --
                                                    Japanese Yen      U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
April 28, 2009                                        25,130,000       19,882,902              --             (57,260)
                                                 Canadian Dollar      U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
April 28, 2009                                           620,000          503,226          11,268                  --
                                                 Canadian Dollar      U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
Total                                                                                    $476,211        $(19,176,432)
---------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(f) These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(g)  At March 31, 2009, security was partially or fully on loan.

(h) At March 31, 2009, investments in securities included securities valued at $2,250,096 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

(j) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $1,129,649,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $17,558,000
     Unrealized depreciation                                                      (72,633,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(55,075,000)
     ----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
52 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                  FAIR VALUE AT MARCH 31, 2009
                                               ------------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                        $525,685,248      $548,888,289         $--        $1,074,573,537
Other financial instruments*                         (797,849)      (18,700,221)         --           (19,498,070)
-----------------------------------------------------------------------------------------------------------------
Total                                            $524,887,399      $530,188,068         $--        $1,055,075,467
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
53 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - Growth Fund
(Effective May 1, 2009 - Seligman VP - Growth Fund)
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (97.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.9%)
Boeing                                                   34,402            $1,224,023
Honeywell Intl                                           48,000             1,337,280
Lockheed Martin                                          33,300             2,298,699
                                                                      ---------------
Total                                                                       4,860,002
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.6%)
United Parcel Service Cl B                               31,400(d)          1,545,508
-------------------------------------------------------------------------------------


AIRLINES (0.4%)
Delta Air Lines                                         202,700(b)          1,141,201
-------------------------------------------------------------------------------------


BEVERAGES (2.1%)
PepsiCo                                                 102,383             5,270,677
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.1%)
Amgen                                                    25,099(b)          1,242,902
Biogen Idec                                              29,900(b)          1,567,358
Celgene                                                  37,600(b)          1,669,440
Gilead Sciences                                          43,170(b)          1,999,635
Vertex Pharmaceuticals                                   46,800(b,d)        1,344,564
                                                                      ---------------
Total                                                                       7,823,899
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.3%)
BlackRock                                                24,700(d)          3,211,988
Lehman Brothers Holdings                                 78,489(f)              3,257
                                                                      ---------------
Total                                                                       3,215,245
-------------------------------------------------------------------------------------


CHEMICALS (2.7%)
Monsanto                                                 33,276             2,765,236
Potash Corp of Saskatchewan                              52,042(c,d)        4,205,514
                                                                      ---------------
Total                                                                       6,970,750
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (4.7%)
Cisco Systems                                           355,041(b)          5,954,038
QUALCOMM                                                156,610             6,093,695
                                                                      ---------------
Total                                                                      12,047,733
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (8.3%)
Apple                                                    62,461(b,d)        6,565,900
Hewlett-Packard                                         237,059             7,600,112
IBM                                                      70,600             6,840,434
                                                                      ---------------
Total                                                                      21,006,446
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.9%)
Foster Wheeler                                           84,200(b)          1,470,974
KBR                                                      57,215               790,139
                                                                      ---------------
Total                                                                       2,261,113
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (1.7%)
Apollo Group Cl A                                        55,600(b)          4,355,148
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Qwest Communications Intl                               609,662(d)          2,085,044
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
ABB ADR                                                  89,300(c)          1,244,842
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.0%)
FLIR Systems                                            119,300(b)          2,443,264
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (4.7%)
Natl Oilwell Varco                                       58,200(b)          1,670,922
Noble                                                   172,500             4,155,525
Transocean                                              105,100(b,c)        6,184,084
                                                                      ---------------
Total                                                                      12,010,531
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.6%)
CVS Caremark                                            229,942             6,321,106
Wal-Mart Stores                                          54,800             2,855,080
                                                                      ---------------
Total                                                                       9,176,186
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
Alcon                                                    29,500(c)          2,681,845
Baxter Intl                                              24,381             1,248,795
Boston Scientific                                       185,320(b)          1,473,294
Medtronic                                                59,000             1,738,730
                                                                      ---------------
Total                                                                       7,142,664
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.8%)
Medco Health Solutions                                   52,077(b)          2,152,864
UnitedHealth Group                                       71,465             1,495,762
WellPoint                                                22,700(b)            861,919
                                                                      ---------------
Total                                                                       4,510,545
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (3.4%)
McDonald's                                               98,700             5,386,059
Royal Caribbean Cruises                                 393,800(d)          3,154,338
                                                                      ---------------
Total                                                                       8,540,397
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.0%)
NVR                                                       6,100(b)          2,609,275
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.3%)
3M                                                       13,100               651,332
-------------------------------------------------------------------------------------


INSURANCE (3.4%)
ACE                                                      63,400(c)          2,561,360
AFLAC                                                   271,290             5,252,174
Prudential Financial                                     49,100               933,882
                                                                      ---------------
Total                                                                       8,747,416
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.8%)
Google Cl A                                              13,372(b)          4,654,258
-------------------------------------------------------------------------------------


IT SERVICES (0.8%)
MasterCard Cl A                                          12,538(d)          2,099,864
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.6%)
Thermo Fisher Scientific                                 39,600(b)          1,412,532
-------------------------------------------------------------------------------------


MACHINERY (1.9%)
Deere & Co                                               68,100(d)          2,238,447
ITT                                                      49,200             1,892,724
Joy Global                                               27,800(d)            592,140
                                                                      ---------------
Total                                                                       4,723,311
-------------------------------------------------------------------------------------


MEDIA (3.7%)
Comcast Cl A                                            302,141             4,121,204
Time Warner Cable                                        62,399(d)          1,547,495
Virgin Media                                            751,654(e)          3,607,939
                                                                      ---------------
Total                                                                       9,276,638
-------------------------------------------------------------------------------------


METALS & MINING (3.6%)
Barrick Gold                                            152,400(c)          4,940,808
Lihir Gold                                              702,657(b,c)        1,589,750
Newmont Mining                                           18,569               831,157
United States Steel                                      85,900(d)          1,815,067
                                                                      ---------------
Total                                                                       9,176,782
-------------------------------------------------------------------------------------


MULTILINE RETAIL (2.6%)
Dollar Tree                                              29,300(b)          1,305,315
Target                                                  150,500(d)          5,175,695
                                                                      ---------------
Total                                                                       6,481,010
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.5%)
Public Service Enterprise Group                          42,400             1,249,528
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (2.0%)
Apache                                                   28,600             1,832,974
Devon Energy                                              4,802               214,601
Kinder Morgan Management LLC                              1,381(b)                  1
Noble Energy                                             55,300             2,979,564
                                                                      ---------------
Total                                                                       5,027,140
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (1.2%)
Mead Johnson Nutrition Cl A                             104,800(b)          3,025,576
-------------------------------------------------------------------------------------


PHARMACEUTICALS (6.2%)
Abbott Laboratories                                      91,900             4,383,630
Allergan                                                 21,100             1,007,736
Merck & Co                                               99,500             2,661,625
Mylan                                                   251,300(b,d)        3,369,933
Novo Nordisk ADR                                         20,300(c)            973,994
Schering-Plough                                         140,100             3,299,355
                                                                      ---------------
Total                                                                      15,696,273
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (0.5%)
FTI Consulting                                           25,600(b,d)        1,266,688
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
54 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Growth Fund
(Effective May 1, 2009 - Seligman VP - Growth Fund)

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


ROAD & RAIL (1.7%)
CSX                                                      77,100            $1,993,035
Union Pacific                                            56,600(d)          2,326,826
                                                                      ---------------
Total                                                                       4,319,861
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.9%)
Intel                                                   365,478             5,500,444
Marvell Technology Group                                635,380(b,c)        5,820,081
Microsemi                                               320,500(b,d)        3,717,800
                                                                      ---------------
Total                                                                      15,038,325
-------------------------------------------------------------------------------------


SOFTWARE (10.3%)
Macrovision Solutions                                   269,400(b,d)        4,792,626
McAfee                                                   87,300(b,d)        2,924,550
Microsoft                                               497,906             9,146,533
Oracle                                                  511,197(b)          9,237,329
                                                                      ---------------
Total                                                                      26,101,038
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.9%)
Urban Outfitters                                        134,300(b,d)        2,198,491
-------------------------------------------------------------------------------------


TOBACCO (2.0%)
Philip Morris Intl                                      142,581             5,073,032
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $269,314,358)                                                     $246,479,565
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%               9,141,957(g)         $9,141,957
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,141,957)                                                         $9,141,957
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (13.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     34,293,462           $34,293,462
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $34,293,462)                                                       $34,293,462
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $312,749,777)                                                     $289,914,984
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 11.9% of net assets.

(d)  At March 31, 2009, security was partially or fully on loan.

(e) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2009, was $3,607,939 representing 1.4% of net assets. Information concerning such security holdings at March 31, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Virgin Media                         01-15-08 thru 08-06-08      $9,984,701


(f)  This position is in bankruptcy.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.


--------------------------------------------------------------------------------
55 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Growth Fund
(Effective May 1, 2009 - Seligman VP - Growth Fund)

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $288,325,234       $1,589,750         $--        $289,914,984





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
56 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - High Yield Bond Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (80.9%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (1.2%)
Alion Science and Technology
 02-01-15                              10.25%        $6,695,000            $1,004,250
L-3 Communications
 06-15-12                               7.63            647,000               650,235
 07-15-13                               6.13          1,010,000(o)            969,600
L-3 Communications
 Series B
 10-15-15                               6.38          3,975,000             3,746,438
Moog
 Sr Sub Nts
 06-15-18                               7.25            396,000(d)            364,320
                                                                      ---------------
Total                                                                       6,734,843
-------------------------------------------------------------------------------------


BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88          3,850,000(b,g,k)        462,000
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.8%)
Gibraltar Inds
 Series B
 12-01-15                               8.00          8,068,000             4,356,720
-------------------------------------------------------------------------------------


CHEMICALS (4.8%)
Chemtura
 06-01-16                               6.88         11,425,000(b)          5,141,250
INVISTA
 Sr Unsecured
 05-01-12                               9.25          9,282,000(d)          8,353,800
MacDermid
 Sr Sub Nts
 04-15-17                               9.50          5,541,000(d)          1,911,645
Momentive Performance Materials
 Pay-in-kind
 12-01-14                              10.13          7,432,194(j)          1,449,278
Nalco
 11-15-13                               8.88          3,085,000(o)          2,961,600
Nova Chemicals
 Sr Unsecured
 11-15-13                               5.72          8,171,000(c,i)        6,128,250
                                                                      ---------------
Total                                                                      25,945,823
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.4%)
Terex
 Sr Sub Nts
 11-15-17                               8.00          2,075,000             1,680,750
United Rentals North America
 02-15-12                               6.50            740,000               592,000
                                                                      ---------------
Total                                                                       2,272,750
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (1.0%)
West Corp
 10-15-14                               9.50            445,000               309,831
 10-15-16                              11.00          8,026,000             5,337,290
                                                                      ---------------
Total                                                                       5,647,121
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (2.2%)
AAC Group Holding
 Sr Unsecured
 10-01-12                              10.25          3,421,000(d)          1,881,550
American Achievement Group Holding
 Sr Unsecured Pay-in-kind
 10-01-12                              16.75          1,011,196(j)            151,679
Jarden
 05-01-17                               7.50          6,475,000             5,244,750
Sealy Mattress
 06-15-14                               8.25            813,000               298,778
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25          3,350,000             3,082,000
Visant Holding
 Sr Nts
 12-01-13                               8.75          1,567,000             1,425,970
                                                                      ---------------
Total                                                                      12,084,727
-------------------------------------------------------------------------------------


ELECTRIC (4.8%)
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38          2,620,000             1,775,050
 05-15-18                               7.13          3,885,000             2,059,050
Edison Mission Energy
 Sr Unsecured
 06-15-16                               7.75          1,078,000(o)            819,280
Energy Future Holdings
 11-01-17                              10.88          5,672,000             3,658,440
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56          3,548,736             3,291,453
NiSource Finance
 07-15-14                               5.40          3,030,000             2,421,602
 01-15-19                               6.80          2,835,000             2,278,268
NRG Energy
 01-15-17                               7.38          7,945,000             7,388,850
Texas Competitive Electric Holdings LLC
 Series B
 11-01-15                              10.25          3,990,000             1,995,000
                                                                      ---------------
Total                                                                      25,686,993
-------------------------------------------------------------------------------------


ENTERTAINMENT (1.1%)
AMC Entertainment
 02-01-16                              11.00          4,451,000             4,050,410
United Artists Theatre Circuit
 Pass-Through Ctfs Series AU4
 07-01-15                               9.30          1,584,310(l)          1,550,089
United Artists Theatre Circuit
 Pass-Through Ctfs Series AV2
 07-01-15                               9.30            516,715(l)            505,554
                                                                      ---------------
Total                                                                       6,106,053
-------------------------------------------------------------------------------------


ENVIRONMENTAL (0.1%)
Clean Harbors
 Sr Secured
 07-15-12                              11.25            788,000               788,000
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (4.4%)
Aramark
 02-01-15                               8.50          2,810,000(o)          2,585,200
ASG Consolidated LLC/Finance
 Sr Disc Nts
 11-01-11                              11.50         11,850,000             9,894,750
Cott Beverages USA
 12-15-11                               8.00         10,202,000             5,764,130
Pinnacle Foods Finance LLC
 04-01-17                              10.63          7,822,000             5,475,400
                                                                      ---------------
Total                                                                      23,719,480
-------------------------------------------------------------------------------------


GAMING (6.0%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13          8,645,000             4,668,299
Circus & Eldorado Jt Venture/Silver Legacy
 Capital
 1st Mtge
 03-01-12                              10.13          5,880,000             3,822,000
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88          4,585,000(d)          2,751,000
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
 06-15-15                              11.00          9,265,000(b,d)          277,950
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00          4,381,000(d)          2,409,550
MGM MIRAGE
 04-01-13                               6.75          1,525,000(o)            533,750
 07-15-15                               6.63          4,642,000             1,647,910
 06-01-16                               7.50          3,050,000(o)          1,067,500
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          5,054,000(d)          4,194,820
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25          1,010,000               645,138
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25          1,530,000               977,288
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          9,900,000(d)          4,059,000
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00          6,700,000(d)          5,359,999
                                                                      ---------------
Total                                                                      32,414,204
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
57 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


GAS DISTRIBUTORS (0.5%)
Southwestern Energy
 Sr Nts
 02-01-18                               7.50%        $3,000,000(d)         $2,887,500
-------------------------------------------------------------------------------------


GAS PIPELINES (2.3%)
El Paso
 Sr Unsecured
 12-12-13                              12.00          1,660,000             1,759,600
 06-15-14                               6.88            525,000               467,627
 02-15-16                               8.25          1,795,000             1,687,300
Southern Star Central
 Sr Nts
 03-01-16                               6.75          2,857,000             2,385,595
Williams Companies
 Sr Unsecured
 01-15-20                               8.75          1,595,000(d)          1,595,000
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          5,010,000             4,258,500
                                                                      ---------------
Total                                                                      12,153,622
-------------------------------------------------------------------------------------


HEALTH CARE (5.8%)
Community Health Systems
 07-15-15                               8.88          5,652,000(o)          5,341,139
DaVita
 03-15-13                               6.63          1,254,000             1,216,380
 03-15-15                               7.25          2,234,000             2,147,433
HCA
 Sr Secured
 02-15-17                               9.88            735,000(d,o)          696,413
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63          3,533,000(j)          2,817,568
HCA
 Sr Unsecured
 02-15-16                               6.50          7,100,000             4,668,249
NMH Holdings
 Sr Unsecured Pay-in-kind
 06-15-14                               8.45          4,003,221(d,i,j)      2,001,611
Omnicare
 06-01-13                               6.13          1,020,000               916,725
 12-15-13                               6.75          2,537,000             2,302,328
Select Medical
 Sr Unsecured
 09-15-15                               7.65          8,601,000(i)          4,601,534
Vanguard Health Holding I LLC
 (Zero coupon through 10-01-09, thereafter 11.25%)
 10-01-15                               6.53          1,725,000(h)          1,431,750
Vanguard Health Holding II LLC
 10-01-14                               9.00          3,413,000             3,011,972
                                                                      ---------------
Total                                                                      31,153,102
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.7%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30          1,430,000               971,914
 03-15-17                               5.95          4,350,000             2,769,575
                                                                      ---------------
Total                                                                       3,741,489
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (1.4%)
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50          5,030,000             3,502,138
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75          3,525,000             2,784,750
William Lyon Homes
 02-15-14                               7.50          7,960,000             1,353,200
                                                                      ---------------
Total                                                                       7,640,088
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (7.0%)
Chesapeake Energy
 08-15-14                               7.00          2,643,000             2,325,840
 01-15-16                               6.63          4,314,000             3,591,405
 01-15-18                               6.25          1,545,000             1,205,100
Compton Petroleum Finance
 12-01-13                               7.63          3,326,000(c)          1,047,690
Connacher Oil and Gas
 Sr Secured
 12-15-15                              10.25          5,740,000(c,d)        1,808,100
Denbury Resources
 03-01-16                               9.75          2,335,000             2,253,275
EXCO Resources
 01-15-11                               7.25          4,871,000             3,775,025
Forest Oil
 Sr Nts
 02-15-14                               8.50          2,715,000(d)          2,518,163
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          5,995,000(d)          4,376,349
PetroHawk Energy
 07-15-13                               9.13            510,000               489,600
 06-01-15                               7.88            745,000(d)            655,600
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50          2,915,000(d)          2,900,425
Quicksilver Resources
 08-01-15                               8.25          3,526,000             2,291,900
 04-01-16                               7.13          2,685,000             1,275,375
Range Resources
 05-15-16                               7.50          1,970,000             1,817,325
 05-01-18                               7.25          1,275,000             1,141,125
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63          6,372,000(j)          4,141,800
                                                                      ---------------
Total                                                                      37,614,097
-------------------------------------------------------------------------------------


MEDIA CABLE (4.4%)
CCO Holdings LLC/Capital
 Sr Unsecured
 11-15-13                               8.75          6,065,000             5,064,275
Charter Communications Operating LLC/Capital
 Secured
 04-30-14                               8.38          1,498,000(d)          1,318,240
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50          3,120,000(d)          3,088,800
 06-15-15                               8.50          3,145,000(d)          3,082,100
 02-15-19                               8.63            685,000(d)            661,025
DIRECTV Holdings LLC/Financing
 06-15-15                               6.38          2,865,000             2,700,263
 05-15-16                               7.63          1,429,000             1,400,420
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50          3,575,000             3,342,625
Videotron
 04-15-18                               9.13            800,000(c,d)          812,000
Virgin Media Finance
 04-15-14                               8.75          2,170,000(c)          2,050,650
                                                                      ---------------
Total                                                                      23,520,398
-------------------------------------------------------------------------------------


MEDIA NON CABLE (9.1%)
DISH DBS
 10-01-14                               6.63          3,150,000             2,819,250
 02-01-16                               7.13          5,331,000             4,771,245
Intelsat Jackson Holdings
 06-15-16                              11.25          4,270,000(c)          4,141,900
Intelsat Subsidiary Holding
 01-15-15                               8.88            345,000(c,d)          321,713
Lamar Media
 08-15-15                               6.63            440,000               321,200
Lamar Media
 Series B
 08-15-15                               6.63          3,650,000             2,628,000
Lamar Media
 Series C
 08-15-15                               6.63          1,529,000             1,100,880
Lamar Media
 Sr Nts
 04-01-14                               9.75          6,015,000(d,o)        5,834,550
LBI Media
 Sr Sub Nts
 08-01-17                               8.50          3,289,000(d)            962,033
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70         11,389,000             8,454,555
Nielsen Finance LLC
 08-01-14                              10.00          3,770,000             3,242,200
Nielsen Finance LLC
 Sr Nts
 02-01-14                              11.63          1,805,000(d,o)        1,633,525
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75          2,095,000(c)          1,592,200
 03-15-16                               7.75          1,385,000(c)          1,052,600
Rainbow Natl Services LLC
 09-01-12                               8.75          7,950,000(d)          7,949,999
 09-01-14                              10.38          1,885,000(d)          1,922,700
                                                                      ---------------
Total                                                                      48,748,550
-------------------------------------------------------------------------------------


METALS (2.0%)
CII Carbon LLC
 11-15-15                              11.13          2,435,000(d)          1,655,800
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25          4,130,000             3,954,475
 04-01-17                               8.38            870,000               813,450


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
58 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
METALS (CONT.)
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                               6.60%       $14,303,000(i,j)       $4,433,930
                                                                      ---------------
Total                                                                      10,857,655
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (0.1%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               1.02          5,231,082(i)            570,467
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.4%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88          2,771,000             2,112,888
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.3%)
Helix Energy Solutions Group
 01-15-16                               9.50          2,362,000(d)          1,393,580
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.1%)
Cardtronics
 08-15-13                               9.25          5,086,000             3,255,040
Cardtronics
 Series B
 08-15-13                               9.25          3,772,000             2,414,080
                                                                      ---------------
Total                                                                       5,669,120
-------------------------------------------------------------------------------------


OTHER INDUSTRY (0.9%)
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13          6,590,000             4,794,225
-------------------------------------------------------------------------------------


PAPER (2.6%)
Boise Cascade LLC
 10-15-14                               7.13          4,422,000             1,813,020
Cascades
 02-15-13                               7.25          1,805,000(c)          1,006,288
Georgia-Pacific LLC
 06-15-15                               7.70          2,185,000             1,977,425
 01-15-17                               7.13          3,947,000(d)          3,650,974
Jefferson Smurfit US
 Sr Unsecured
 06-01-13                               7.50          3,905,000(b,k)          458,838
NewPage
 Sr Secured
 05-01-12                               7.42          1,040,000(i)            296,400
 05-01-12                              10.00          8,631,000             2,999,273
Norampac Inds
 06-01-13                               6.75          2,793,000(c)          1,242,885
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00          2,100,000(b,k)          252,000
                                                                      ---------------
Total                                                                      13,697,103
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.0%)
Warner Chilcott
 02-01-15                               8.75          5,469,000             5,250,240
-------------------------------------------------------------------------------------


TECHNOLOGY (2.6%)
Communications & Power Inds
 02-01-12                               8.00          4,825,000             4,252,031
CPI Intl
 Sr Unsecured
 02-01-15                               7.38            953,000(i)            883,908
SS&C Technologies
 12-01-13                              11.75          4,375,000             3,718,750
SunGard Data Systems
 08-15-15                              10.25          7,635,000             5,344,500
                                                                      ---------------
Total                                                                      14,199,189
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (1.3%)
Erac USA Finance
 10-15-17                               6.38          4,885,000(d)          3,119,304
Hertz
 01-01-14                               8.88          3,905,000             2,367,406
 01-01-16                              10.50          4,031,000             1,753,485
                                                                      ---------------
Total                                                                       7,240,195
-------------------------------------------------------------------------------------


WIRELESS (4.3%)
Cricket Communications
 07-15-15                              10.00          2,730,000(d)          2,613,975
MetroPCS Wireless
 11-01-14                               9.25          5,410,000             5,247,700
MetroPCS Wireless
 Sr Nts
 11-01-14                               9.25          1,140,000(d)          1,100,100
Nextel Communications
 Series D
 08-01-15                               7.38         12,822,000             6,795,660
Nextel Communications
 Series E
 10-31-13                               6.88            235,000               133,950
Sprint Capital
 01-30-11                               7.63          5,450,000             5,041,250
 03-15-12                               8.38          2,525,000             2,272,500
                                                                      ---------------
Total                                                                      23,205,135
-------------------------------------------------------------------------------------


WIRELINES (6.2%)
Cincinnati Bell
 01-15-14                               8.38          1,320,000             1,240,800
Fairpoint Communications
 Sr Unsecured
 04-01-18                              13.13          5,125,000(d)          1,076,250
Frontier Communications
 Sr Unsecured
 03-15-19                               7.13          5,225,000             4,101,625
Level 3 Financing
 03-15-13                              12.25          5,180,000             3,885,000
Qwest
 Sr Unsecured
 06-15-15                               7.63          5,115,000             4,603,500
 06-01-17                               6.50          7,425,000             6,162,750
Time Warner Telecom Holdings
 02-15-14                               9.25          2,815,000             2,716,475
Windstream
 08-01-13                               8.13            560,000               551,600
 08-01-16                               8.63          6,451,000             6,338,107
 03-15-19                               7.00          2,825,000             2,486,000
                                                                      ---------------
Total                                                                      33,162,107
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $577,296,528)                                                     $435,829,464
-------------------------------------------------------------------------------------



SENIOR LOANS (14.0%)(m)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.3%)
Alion Science and Technology
 Term Loan
 02-06-13                               9.50%        $2,762,952            $1,574,882
-------------------------------------------------------------------------------------


AUTOMOTIVE (1.0%)
Ford Motor
 Term Loan
 TBD                                     TBD          2,230,000(g,n)        1,067,925
 12-15-13                               3.56          7,126,711             3,412,910
Lear
 Term Loan
 TBD                                     TBD            900,000(g,n)          321,750
 04-25-12                          3.21-3.97          1,919,155               686,098
                                                                      ---------------
Total                                                                       5,488,683
-------------------------------------------------------------------------------------


CHEMICALS (1.3%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 TBD                                     TBD          5,842,105(g,n)        1,974,631
 05-05-13                               3.50         11,160,564             3,772,271
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 TBD                                     TBD          1,269,071(g,n)          428,946
 05-05-13                               3.50          2,423,502               819,144
                                                                      ---------------
Total                                                                       6,994,992
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.5%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          2.88-2.90          3,962,748             2,942,341
-------------------------------------------------------------------------------------


ELECTRIC (0.3%)
Energy Future Holdings
 Tranche B3 Term Loan
 10-10-14                          4.02-4.03          2,205,000             1,442,136
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.3%)
AMC Entertainment Holdings
 Pay-in-kind Term Loan
 06-13-12                               6.32          3,939,768(j)          1,477,413
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.4%)
Pinnacle Foods Finance LLC
 Term Loan
 04-02-14                               3.25          2,633,316             2,146,153
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
59 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)


GAMING (1.0%)
Fontainebleau Las Vegas LLC
 Delayed Draw Term Loan
 06-06-14                               5.25%        $3,604,751              $552,717
Fontainebleau Las Vegas LLC
 Term Loan
 06-06-14                               4.53          7,209,502             1,105,433
Great Lakes Gaming of Michigan
 Term Loan
 08-15-12                               9.00          4,620,699(l)          3,867,986
                                                                      ---------------
Total                                                                       5,526,136
-------------------------------------------------------------------------------------


HEALTH CARE (1.0%)
IASIS Healthcare LLC
 Pay-in-kind Term Loan
 06-16-14                               6.43         13,054,150(j)          5,417,472
-------------------------------------------------------------------------------------


MEDIA CABLE (1.2%)
Charter Communications Operating LLC
 Term Loan
 03-05-14                          5.18-5.36          7,943,133             6,431,713
-------------------------------------------------------------------------------------


MEDIA NON CABLE (2.2%)
Dex Media West LLC
 Tranche B Term Loan
 10-24-14                               7.00          1,980,000               857,340
Idearc
 Tranche B Term Loan
 11-17-14                               3.22          9,314,384             3,629,722
Nielsen Finance LLC
 Term Loan
 08-09-13                               2.53          9,301,343(c)          7,224,075
                                                                      ---------------
Total                                                                      11,711,137
-------------------------------------------------------------------------------------


METALS (0.1%)
Noranda Aluminum Acquisition
 Tranche B Term Loan
 05-18-14                               2.56          1,055,000               536,288
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.9%)
Dresser
 2nd Lien Term Loan
 05-04-15                               6.99         12,405,000             4,837,950
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.4%)
ACE Cash Express
 Term Loan
 10-05-13                               4.22          6,042,946             2,054,602
-------------------------------------------------------------------------------------


RETAILERS (0.6%)
Toys "R" Us
 Tranche B Term Loan
 07-19-12                               4.80          6,140,000             3,456,820
-------------------------------------------------------------------------------------


TECHNOLOGY (1.6%)
Flextronics Intl
 Tranche A Term Loan
 10-01-14                          2.76-3.68         10,095,472(c)          6,521,675
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 10-01-14                               3.34          2,901,001(c)          1,874,046
                                                                      ---------------
Total                                                                       8,395,721
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.1%)
Hertz
 Letter of Credit
 TBD                                     TBD            119,181(g,n)           89,207
Hertz
 Tranche B Term Loan
 TBD                                     TBD            655,819(g,n)          490,881
                                                                      ---------------
Total                                                                         580,088
-------------------------------------------------------------------------------------


WIRELINES (0.8%)
Fairpoint Communications
 Tranche B Term Loan
 03-31-15                               5.75          9,423,000             4,201,056
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $122,612,318)                                                      $75,215,583
-------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (--%)
Link Energy LLC Unit                                    494,265(b)             $1,483
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                                    4,785,000(b,l)                5
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,913,363)                                                             $1,488
-------------------------------------------------------------------------------------



OTHER (0.1%)
ISSUER                                                 SHARES                VALUE(a)
OTHER FINANCIAL INSTITUTIONS
Varde Fund V LP                                       5,000,000(e,l,p)       $501,950
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                  $501,950
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              11,852,689(q)        $11,852,689
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,852,689)                                                       $11,852,689
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (3.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     16,571,848           $16,571,848
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $16,571,848)                                                       $16,571,848
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $732,246,746)(r)                                                  $539,973,022
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2009, the value of foreign securities represented 6.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $93,199,463 or 17.3% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At March 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $7,709,081.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2009.


--------------------------------------------------------------------------------
60 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k)  This position is in bankruptcy.

(l) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2009, was $6,425,584 representing 1.2% of net assets. Information concerning such security holdings at March 31, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     --------------------------------------------------------------------------
     Crown Paper Escrow                          04-16-07                   $--
     Great Lakes Gaming of Michigan
      Term Loan
       9.00% 2012                         03-01-07 thru 09-15-07      4,560,891
     United Artist Theater Circuit
      Pass-Through Ctfs Series AU4
       9.30% 2015                         02-09-00 thru 04-09-02      1,382,030
     United Artists Theatre Circuit
      Pass-Through Ctfs Series AV2
       9.30% 2015                         12-11-01 thru 08-28-02        428,088
     Varde Fund V LP                      04-27-00 thru 06-19-00            --*


     * The original cost for this position in fiscal year 2004 was $5,000,000. From Sept. 29, 2004 through March 7, 2005, $5,000,000 was returned to the fund in the form of return of capital.

(m) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(o)  At March 31, 2009, security was partially or fully on loan.

(p) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(q) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

(r) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $732,247,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $11,958,000
     Unrealized depreciation                                                     (204,232,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(192,274,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
61 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                 FAIR VALUE AT MARCH 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $28,424,537      $505,122,901     $6,425,584     $539,973,022


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                                     $8,214,997
  Accrued discounts/premiums                                                        10,956
  Realized gain (loss)                                                              70,921
  Change in unrealized appreciation (depreciation)                                (645,688)
  Net purchases (sales)                                                           (443,559)
  Transfers in and/or out of Level 3                                              (782,043)
--------------------------------------------------------------------------------------------
Balance as of March 31, 2009                                                    $6,425,584
--------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
62 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - Income Opportunities Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (85.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (0.2%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15%         $2,000,000(d)        $1,920,617
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (--%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               1.02           2,615,541(h)           285,234
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (2.9%)
Alion Science and Technology
 02-01-15                              10.25           4,650,000              697,500
Alliant Techsystems
 04-01-16                               6.75           1,415,000            1,344,250
L-3 Communications
 06-15-12                               7.63           1,650,000(l)         1,658,250
 07-15-13                               6.13              80,000(l)            76,800
 01-15-15                               5.88             225,000              208,688
L-3 Communications
 Series B
 10-15-15                               6.38           9,422,000            8,880,234
Moog
 Sr Sub Nts
 01-15-15                               6.25           1,919,000            1,765,480
 06-15-18                               7.25           2,225,000(d)         2,047,000
TransDigm
 07-15-14                               7.75           8,405,000            7,837,663
                                                                      ---------------
Total                                                                      24,515,865
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.4%)
Gibraltar Inds
 Series B
 12-01-15                               8.00           3,950,000            2,133,000
Norcraft Companies LP/Finance
 11-01-11                               9.00             991,000              842,350
                                                                      ---------------
Total                                                                       2,975,350
-------------------------------------------------------------------------------------


CHEMICALS (3.5%)
Chemtura
 06-01-16                               6.88          12,200,000(b)         5,490,000
INVISTA
 Sr Unsecured
 05-01-12                               9.25          13,720,000(d)        12,348,000
Nalco
 11-15-13                               8.88           3,000,000(l)         2,880,000
Nova Chemicals
 Sr Unsecured
 11-15-13                               5.72          11,230,000(c,h)       8,422,500
                                                                      ---------------
Total                                                                      29,140,500
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.3%)
Terex
 01-15-14                               7.38           1,680,000            1,453,200
United Rentals North America
 02-15-12                               6.50             800,000              640,000
                                                                      ---------------
Total                                                                       2,093,200
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (1.7%)
Chattem
 03-01-14                               7.00           2,100,000            1,995,000
Jarden
 05-01-17                               7.50           9,380,000            7,597,800
Sealy Mattress
 06-15-14                               8.25           1,974,000              725,445
Visant
 10-01-12                               7.63           1,015,000              961,713
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25           2,600,000            2,392,000
Visant Holding
 Sr Nts
 12-01-13                               8.75             694,000              631,540
                                                                      ---------------
Total                                                                      14,303,498
-------------------------------------------------------------------------------------


ELECTRIC (8.0%)
Aquila Canada Finance
 06-15-11                               7.75           2,300,000(c)         2,259,856
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38           2,017,000            1,366,518
 05-15-18                               7.13           1,325,000              702,250
 06-01-19                               7.75           5,000,000            3,250,000
Edison Mission Energy
 Sr Unsecured
 05-15-17                               7.00             492,000(l)           359,160
Energy Future Holdings
 11-01-17                              10.88           7,100,000(l)         4,579,500
IPALCO Enterprises
 Sr Secured
 11-14-11                               8.63           3,040,000            2,903,200
 04-01-16                               7.25           9,345,000(d)         8,223,600
KCP&L Greater Missouri Operations
 Sr Unsecured
 07-01-12                              11.88           9,405,000            9,875,249
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56          10,293,087            9,546,838
Nevada Power
 04-15-12                               6.50             550,000              558,602
NiSource Finance
 07-15-14                               5.40           5,510,000            4,403,639
 01-15-19                               6.80           5,220,000            4,194,907
NRG Energy
 02-01-16                               7.38           9,045,000            8,411,850
 01-15-17                               7.38           3,010,000            2,799,300
Oncor Electric Delivery
 1st Mtge
 09-01-18                               6.80           3,200,000(d)         3,171,107
                                                                      ---------------
Total                                                                      66,605,576
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.2%)
AMC Entertainment
 02-01-16                              11.00           1,865,000            1,697,150
AMC Entertainment
 Sr Sub Nts
 03-01-14                               8.00             420,000              344,400
                                                                      ---------------
Total                                                                       2,041,550
-------------------------------------------------------------------------------------


ENVIRONMENTAL (--%)
Clean Harbors
 Sr Secured
 07-15-12                              11.25              46,000               46,000
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (3.1%)
Aramark
 02-01-15                               8.50           2,670,000(l)         2,456,400
ASG Consolidated LLC/Finance
 Sr Disc Nts
 11-01-11                              11.50          10,640,000            8,884,400
Constellation Brands
 12-15-14                               8.38             861,000              869,610
 09-01-16                               7.25           3,391,000            3,221,450
 05-15-17                               7.25             726,000(l)           689,700
Cott Beverages USA
 12-15-11                               8.00          13,644,000            7,708,860
Michael Foods
 11-15-13                               8.00           2,550,000            2,269,500
                                                                      ---------------
Total                                                                      26,099,920
-------------------------------------------------------------------------------------


GAMING (5.4%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13           8,960,000            4,838,400
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13           9,690,000            6,298,500
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88           6,080,000(d)         3,648,000
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00           5,030,000(d)         2,766,500
MGM MIRAGE
 07-15-15                               6.63           8,827,000(l)         3,133,585
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38           8,907,000(d)         7,392,810
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25           3,070,000            1,960,963


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
63 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAMING (CONT.)
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25%         $3,140,000           $2,005,675
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          16,635,000(d)         6,820,350
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00           7,995,000(d)         6,396,000
                                                                      ---------------
Total                                                                      45,260,783
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.2%)
Southwestern Energy
 Sr Nts
 02-01-18                               7.50           2,035,000(d)         1,958,688
-------------------------------------------------------------------------------------


GAS PIPELINES (5.0%)
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80           1,600,000            1,499,830
El Paso
 Sr Unsecured
 12-12-13                              12.00           3,430,000            3,635,800
 06-15-14                               6.88           4,070,000            3,625,222
 02-15-16                               8.25           2,045,000            1,922,300
SONAT
 Sr Unsecured
 02-01-18                               7.00           2,600,000            2,171,029
Southern Star Central
 Sr Nts
 03-01-16                               6.75           9,710,000            8,107,850
 03-01-16                               6.75           6,490,000(d)         5,419,150
Tennessee Gas Pipeline
 Sr Nts
 02-01-16                               8.00           1,400,000(d)         1,400,000
Tennessee Gas Pipeline
 Sr Unsecured
 12-15-11                               6.00           1,071,000            1,000,667
Williams Companies
 Sr Unsecured
 10-01-10                               6.38           2,000,000(d)         1,967,960
 01-15-20                               8.75             500,000(d)           500,000
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          12,260,000           10,421,001
                                                                      ---------------
Total                                                                      41,670,809
-------------------------------------------------------------------------------------


HEALTH CARE (6.0%)
Biomet
 10-15-17                              10.00             745,000              737,550
Community Health Systems
 07-15-15                               8.88           7,795,000            7,366,275
DaVita
 03-15-13                               6.63           7,020,000            6,809,400
HCA
 Sr Secured
 02-15-17                               9.88             335,000(d)           317,413
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63          11,329,000(e)         9,034,877
IASIS Healthcare LLC/Capital
 06-15-14                               8.75           4,120,000            3,872,800
Omnicare
 06-01-13                               6.13           2,245,000            2,017,694
 12-15-13                               6.75           5,410,000            4,909,575
 12-15-15                               6.88           7,920,000            7,088,400
Select Medical
 02-01-15                               7.63          11,750,000            7,608,125
                                                                      ---------------
Total                                                                      49,762,109
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.7%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30           2,215,000            1,505,447
 03-15-17                               5.95           6,350,000            4,042,943
                                                                      ---------------
Total                                                                       5,548,390
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (0.5%)
D.R. Horton
 01-15-10                               4.88             790,000              768,275
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50           4,949,000            3,445,741
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75             202,000              159,580
William Lyon Homes
 02-15-14                               7.50             570,000               96,900
                                                                      ---------------
Total                                                                       4,470,496
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (8.2%)
Chesapeake Energy
 06-15-14                               7.50             225,000              203,063
 08-15-14                               7.00           1,230,000            1,082,400
 06-15-15                               6.38           2,000,000            1,685,000
 01-15-16                               6.63           1,280,000            1,065,600
 01-15-16                               6.88           5,621,000            4,721,640
 08-15-17                               6.50             690,000              562,350
 01-15-18                               6.25             175,000              136,500
Connacher Oil and Gas
 Sr Secured
 12-15-15                              10.25           6,686,000(c,d)       2,106,090
Denbury Resources
 12-15-15                               7.50           3,500,000            3,045,000
 03-01-16                               9.75           2,000,000            1,930,000
EXCO Resources
 01-15-11                               7.25          11,922,000            9,239,549
Forest Oil
 Sr Nts
 02-15-14                               8.50           2,910,000(d)         2,699,025
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          10,825,000(d)         7,902,250
KCS Energy
 04-01-12                               7.13           6,375,000            5,769,375
Newfield Exploration
 Sr Sub Nts
 05-15-18                               7.13           1,970,000            1,738,525
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50           1,800,000(d)         1,791,000
Quicksilver Resources
 08-01-15                               8.25          11,337,000            7,369,050
 04-01-16                               7.13           2,523,000            1,198,425
Range Resources
 03-15-15                               6.38           2,200,000            1,952,500
 05-15-16                               7.50           4,005,000            3,694,613
 05-01-18                               7.25           1,165,000            1,042,675
SandRidge Energy
 06-01-18                               8.00          11,520,000(d)         8,351,999
                                                                      ---------------
Total                                                                      69,286,629
-------------------------------------------------------------------------------------


MEDIA CABLE (5.7%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                               8.00           2,496,000(b,d)       2,283,840
 04-30-14                               8.38           7,306,000(b,d,l)     6,429,280
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50           4,990,000(d)         4,940,100
 06-15-15                               8.50           4,360,000(d)         4,272,800
 02-15-19                               8.63           1,280,000(d)         1,235,200
DIRECTV Holdings LLC/Financing
 06-15-15                               6.38           1,225,000            1,154,563
 05-15-16                               7.63           7,000,000            6,860,000
Mediacom Broadband LLC
 Sr Unsecured
 10-15-15                               8.50           3,765,000(l)         3,388,500
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50           2,380,000(l)         2,225,300
Time Warner Cable
 04-01-19                               8.25           2,110,000            2,168,282
Videotron
 04-15-18                               9.13             325,000(c,d,l)       329,875
 04-15-18                               9.13           4,670,000(c,d)       4,740,050
Virgin Media Finance
 04-15-14                               8.75           6,270,000(c)         5,925,150
 08-15-16                               9.13           2,100,000(c)         1,989,750
                                                                      ---------------
Total                                                                      47,942,690
-------------------------------------------------------------------------------------


MEDIA NON CABLE (8.0%)
DISH DBS
 10-01-14                               6.63           4,175,000            3,736,625
 02-01-16                               7.13           7,355,000            6,582,725
Intelsat Subsidiary Holding
 01-15-15                               8.88           3,490,000(c,d)       3,254,425
Intelsat Subsidiary Holding
 Sr Unsecured
 01-15-13                               8.50           4,880,000(c,d)       4,587,200
 01-15-15                               8.88             150,000(c,d)         139,875
Lamar Media
 08-15-15                               6.63           2,945,000            2,149,850


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
64 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Lamar Media
 Series B
 08-15-15                               6.63%           $740,000             $532,800
Lamar Media
 Series C
 08-15-15                               6.63           4,931,000            3,550,320
Lamar Media
 Sr Nts
 04-01-14                               9.75           8,265,000(d,l)       8,017,050
LBI Media
 Sr Sub Nts
 08-01-17                               8.50             974,000(d)           284,895
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70          10,435,000            7,746,360
Nielsen Finance LLC
 08-01-14                              10.00           4,975,000            4,278,500
Nielsen Finance LLC
 Sr Nts
 02-01-14                              11.63           2,600,000(d,l)       2,353,000
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75           1,525,000(c)         1,159,000
 03-15-16                               7.75           2,600,000(c)         1,976,000
Rainbow Natl Services LLC
 09-01-12                               8.75           9,134,000(d)         9,133,999
Salem Communications Holding
 12-15-10                               7.75          14,588,000            7,002,240
                                                                      ---------------
Total                                                                      66,484,864
-------------------------------------------------------------------------------------


METALS (2.5%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25           6,660,000            6,376,950
 04-01-17                               8.38           7,390,000            6,909,650
Peabody Energy
 04-15-16                               5.88           2,655,000            2,362,950
 11-01-16                               7.38           2,060,000(l)         2,039,400
Peabody Energy
 Series B
 03-15-13                               6.88           2,868,000            2,796,300
                                                                      ---------------
Total                                                                      20,485,250
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.4%)
Ford Motor Credit LLC
 Sr Unsecured
 10-25-11                               7.25             200,000              142,391
 10-01-13                               7.00           4,783,000            3,198,211
                                                                      ---------------
Total                                                                       3,340,602
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.7%)
Helix Energy Solutions Group
 01-15-16                               9.50           9,295,000(d)         5,484,050
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.4%)
Cardtronics
 08-15-13                               9.25           6,741,000            4,314,240
Cardtronics
 Series B
 08-15-13                               9.25          11,100,000            7,104,000
                                                                      ---------------
Total                                                                      11,418,240
-------------------------------------------------------------------------------------


OTHER INDUSTRY (1.1%)
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13           6,945,000            5,052,488
Lender Processing Services
 07-01-16                               8.13           4,518,000            4,484,115
                                                                      ---------------
Total                                                                       9,536,603
-------------------------------------------------------------------------------------


PACKAGING (1.1%)
Crown Americas LLC/Capital
 11-15-13                               7.63           1,725,000(l)         1,731,469
Crown Cork & Seal
 Sr Unsecured
 04-15-23                               8.00           2,425,000            2,158,250
Greif
 02-01-17                               6.75           1,320,000            1,197,900
Owens-Brockway Glass Container
 05-15-13                               8.25             980,000              984,900
Silgan Holdings
 Sr Sub Nts
 11-15-13                               6.75           3,285,000            3,087,900
                                                                      ---------------
Total                                                                       9,160,419
-------------------------------------------------------------------------------------


PAPER (1.7%)
Boise Cascade LLC
 10-15-14                               7.13           1,126,000              461,660
Cascades
 02-15-13                               7.25           1,110,000(c)           618,825
Georgia-Pacific LLC
 06-15-15                               7.70           7,130,000            6,452,650
 01-15-17                               7.13           3,632,000(d)         3,359,600
Georgia-Pacific LLC
 Sr Unsecured
 05-15-11                               8.13           1,300,000            1,291,875
Norampac Inds
 06-01-13                               6.75           1,836,000(c)           817,020
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00           7,610,000(b,m)         913,200
                                                                      ---------------
Total                                                                      13,914,830
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.7%)
Warner Chilcott
 02-01-15                               8.75           6,220,000            5,971,200
-------------------------------------------------------------------------------------


RAILROADS (1.3%)
Kansas City Southern Mexico
 Sr Unsecured
 05-01-12                               9.38           4,000,000(c)         3,640,000
 12-01-13                               7.63           3,000,000(c)         2,430,000
Kansas City Southern Railway
 12-15-13                              13.00           2,800,000(l)         2,870,000
 06-01-15                               8.00           2,500,000            2,100,000
                                                                      ---------------
Total                                                                      11,040,000
-------------------------------------------------------------------------------------


TECHNOLOGY (2.8%)
Communications & Power Inds
 02-01-12                               8.00          14,495,000           12,773,719
CPI Intl
 Sr Unsecured
 02-01-15                               7.38           1,912,000(h)         1,773,380
SS&C Technologies
 12-01-13                              11.75           7,195,000            6,115,750
SunGard Data Systems
 08-15-13                               9.13           3,600,000            3,132,000
                                                                      ---------------
Total                                                                      23,794,849
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.5%)
Erac USA Finance
 10-15-17                               6.38           6,440,000(d)         4,112,244
-------------------------------------------------------------------------------------


WIRELESS (5.8%)
Centennial Cellular Operating/Communications
 06-15-13                              10.13           4,205,000            4,352,175
Centennial Communications/Cellular Operating LLC/Puerto Rico Operations
 Sr Unsecured
 02-01-14                               8.13           3,835,000            3,950,050
Cricket Communications
 11-01-14                               9.38           3,800,000            3,619,500
 07-15-15                              10.00           3,570,000(d)         3,418,275
Crown Castle Intl
 Sr Unsecured
 01-15-15                               9.00           4,230,000            4,240,575
MetroPCS Wireless
 11-01-14                               9.25           3,695,000            3,584,150
MetroPCS Wireless
 Sr Nts
 11-01-14                               9.25           2,965,000(d)         2,861,225
Nextel Communications
 Series D
 08-01-15                               7.38          22,763,000           12,064,390
Sprint Capital
 05-01-09                               6.38           1,640,000(l)         1,637,916
 01-30-11                               7.63           3,700,000(l)         3,422,500
 03-15-12                               8.38           5,665,000            5,098,500
                                                                      ---------------
Total                                                                      48,249,256
-------------------------------------------------------------------------------------


WIRELINES (5.4%)
Cincinnati Bell
 07-15-13                               7.25             410,000              391,550
 02-15-15                               7.00           6,265,000            5,763,800
Frontier Communications
 Sr Unsecured
 03-15-19                               7.13          12,220,000            9,592,699
Level 3 Financing
 11-01-14                               9.25             500,000              345,000
Qwest Capital Funding
 08-15-10                               7.90             400,000(l)           390,000


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
65 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Qwest
 Sr Unsecured
 03-15-12                               8.88%         $3,810,000           $3,762,375
 10-01-14                               7.50           5,585,000            5,082,350
 06-15-15                               7.63           4,915,000            4,423,500
Time Warner Telecom Holdings
 02-15-14                               9.25           3,345,000            3,227,925
Valor Telecommunications Enterprises Finance
 02-15-15                               7.75           8,825,000            8,582,313
Windstream
 08-01-16                               8.63           2,895,000            2,844,338
                                                                      ---------------
Total                                                                      44,405,850
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $821,139,801)                                                     $713,326,161
-------------------------------------------------------------------------------------



SENIOR LOANS (9.9%)(i)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.9%)
Alion Science and Technology
 Term Loan
 02-06-13                               9.50%        $13,279,949           $7,569,571
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.2%)
Lear
 Term Loan
 TBD                                     TBD           3,065,000(j,k)       1,095,738
 04-25-12                          3.21-3.97             498,482              178,207
                                                                      ---------------
Total                                                                       1,273,945
-------------------------------------------------------------------------------------


CHEMICALS (0.7%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 TBD                                     TBD           2,335,022(j,k)         789,237
 05-05-13                               3.50          11,256,592            3,804,728
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 TBD                                     TBD             507,233(j,k)         171,445
 05-05-13                               3.50           2,494,968              843,299
                                                                      ---------------
Total                                                                       5,608,709
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.6%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          2.88-2.90           6,974,289            5,178,409
-------------------------------------------------------------------------------------


ELECTRIC (0.9%)
Energy Future Holdings
 Tranche B3 Term Loan
 10-10-14                          4.02-4.03          11,194,975            7,321,850
-------------------------------------------------------------------------------------


ENTERTAINMENT (--%)
AMC Entertainment Holdings
 Pay-in-kind Term Loan
 06-13-12                               6.32             898,851(e)           337,069
-------------------------------------------------------------------------------------


GAMING (0.2%)
Fontainebleau Las Vegas LLC
 Delayed Draw Term Loan
 06-06-14                               5.25           1,201,793              184,271
Fontainebleau Las Vegas LLC
 Term Loan
 06-06-14                               4.53           2,403,588              368,542
Great Lakes Gaming of Michigan
 Term Loan
 09-15-12                               9.00           1,654,324(g)         1,384,835
                                                                      ---------------
Total                                                                       1,937,648
-------------------------------------------------------------------------------------


MEDIA CABLE (0.2%)
Charter Communications Operating LLC
 Incremental Term Loan
 03-06-14                               7.25           1,500,000            1,377,495
-------------------------------------------------------------------------------------


MEDIA NON CABLE (1.5%)
Dex Media West LLC
 Tranche B Term Loan
 TBD                                     TBD           2,100,000(j,k)         909,300
 10-24-14                               7.00           8,640,000            3,741,120
Nielsen Finance LLC
 Term Loan
 08-09-13                               2.53           9,698,109(c)         7,532,230
                                                                      ---------------
Total                                                                      12,182,650
-------------------------------------------------------------------------------------


METALS (0.2%)
Noranda Aluminum Acquisition
 Tranche B Term Loan
 05-18-14                               2.56           2,347,081            1,193,090
Novelis
 Term Loan
 TBD                                     TBD           1,000,000(c,j,k)       625,001
                                                                      ---------------
Total                                                                       1,818,091
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.9%)
Dresser
 2nd Lien Term Loan
 05-04-15                               6.99           6,415,000            2,501,850
Dresser
 Tranche B Term Loan
 05-04-14                          2.77-3.49           6,560,458            4,821,936
                                                                      ---------------
Total                                                                       7,323,786
-------------------------------------------------------------------------------------


PAPER (0.8%)
NewPage
 Term Loan
 TBD                                     TBD           2,250,000(j,k)       1,536,435
 12-22-14                          4.31-5.00           7,275,553            4,968,184
                                                                      ---------------
Total                                                                       6,504,619
-------------------------------------------------------------------------------------


RETAILERS (0.1%)
Toys "R" Us
 Tranche B Term Loan
 07-19-12                               4.80           1,750,000              985,250
-------------------------------------------------------------------------------------


TECHNOLOGY (0.8%)
Flextronics Intl
 Tranche A Term Loan
 10-01-14                          2.76-3.68           7,957,981(c)         5,140,856
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 10-01-14                               3.34           2,286,778(c)         1,477,259
                                                                      ---------------
Total                                                                       6,618,115
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.5%)
Hertz
 Letter of Credit
 TBD                                     TBD             429,128(j,k)         321,203
 12-21-12                               1.23             410,061              306,930
Hertz
 Tranche B Term Loan
 TBD                                     TBD           2,390,940(j,k)       1,789,619
 12-21-12                          2.26-2.32           2,279,227            1,706,001
                                                                      ---------------
Total                                                                       4,123,753
-------------------------------------------------------------------------------------


WIRELINES (1.4%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD           3,065,000(j,k)       1,366,469
 03-31-15                               5.75           9,213,000            4,107,432
Level 3 Communications
 Term Loan
 03-13-14                          2.81-3.51           9,775,000            7,337,409
                                                                      ---------------
Total                                                                      12,811,310
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $102,140,527)                                                      $82,972,270
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              30,181,616(n)        $30,181,616
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $30,181,616)                                                       $30,181,616
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (3.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     27,499,000           $27,499,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $27,499,000)                                                       $27,499,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $980,960,944)(o)                                                  $853,979,047
=====================================================================================







See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
66 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2009, the value of foreign securities represented 7.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $160,384,542 or 19.2% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2009, was $1,384,835 representing 0.2% of net assets. Information concerning such security holdings at March 31, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Great Lakes Gaming of Michigan
       9.00% Term Loan 2012               03-01-07 thru 09-15-07      $1,632,911


(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(i) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j) At March 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,994,620.

(k) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(l)  At March 31, 2009, security was partially or fully on loan.

(m)  This position is in bankruptcy.

(n) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

(o) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $980,961,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $19,597,000
     Unrealized depreciation                                                     (146,579,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(126,982,000)
     ----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
67 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                 FAIR VALUE AT MARCH 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $57,680,617      $794,913,595     $1,384,835     $853,979,047


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                                     $2,112,514
  Accrued discounts/premiums                                                         1,539
  Realized gain (loss)                                                               1,325
  Change in unrealized appreciation (depreciation)                                (237,221)
  Net purchases (sales)                                                           (102,301)
  Transfers in and/or out of Level 3                                              (391,021)
--------------------------------------------------------------------------------------------
Balance as of March 31, 2009                                                    $1,384,835
--------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
68 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - Large Cap Equity Fund
(Effective May 1, 2009 - RiverSource VP - Dynamic Equity Fund)
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (97.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.0%)
AeroVironment                                             4,098(b,f)          $85,648
American Science & Engineering                            1,549                86,434
Boeing                                                   96,200             3,422,796
Ceradyne                                                 13,439(b,f)          243,649
General Dynamics                                         94,226             3,918,859
Rockwell Collins                                         18,253(f)            595,778
United Technologies                                      54,165             2,328,012
                                                                      ---------------
Total                                                                      10,681,176
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.2%)
CH Robinson Worldwide                                    42,167(f)          1,923,236
Hub Group Cl A                                            5,735(b,f)           97,495
Pacer Intl                                               22,297                78,040
                                                                      ---------------
Total                                                                       2,098,771
-------------------------------------------------------------------------------------


AIRLINES (0.3%)
Alaska Air Group                                         18,675(b)            328,120
Allegiant Travel                                          4,531(b,f)          205,979
AMR                                                      19,020(b,f)           60,674
Continental Airlines Cl B                                 9,550(b,f)           84,136
Delta Air Lines                                          28,630(b)            161,187
Hawaiian Holdings                                        31,450(b,f)          117,309
JetBlue Airways                                          18,048(b,f)           65,875
SkyWest                                                  38,152               474,611
Southwest Airlines                                      244,931(f)          1,550,412
UAL                                                      35,302(b)            158,153
US Airways Group                                         39,343(b,f)           99,538
                                                                      ---------------
Total                                                                       3,305,994
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.1%)
Cooper Tire & Rubber                                     27,316(f)            110,357
Exide Technologies                                       30,351(b,f)           91,053
Goodyear Tire & Rubber                                  106,404(b,f)          666,089
Johnson Controls                                         35,633(f)            427,596
                                                                      ---------------
Total                                                                       1,295,095
-------------------------------------------------------------------------------------


AUTOMOBILES (0.1%)
Ford Motor                                              135,678(b,f)          356,833
General Motors                                           33,968(f)             65,898
Harley-Davidson                                          90,623(f)          1,213,442
                                                                      ---------------
Total                                                                       1,636,173
-------------------------------------------------------------------------------------


BEVERAGES (3.1%)
Brown-Forman Cl B                                        30,843             1,197,634
Coca-Cola                                               345,703            15,193,647
PepsiCo                                                 357,491            18,403,636
                                                                      ---------------
Total                                                                      34,794,917
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.1%)
Alexion Pharmaceuticals                                   9,406(b,f)          354,230
Amgen                                                   331,445(b)         16,413,157
Cephalon                                                 38,184(b,f)        2,600,330
CV Therapeutics                                          15,714(b)            312,394
Emergent BioSolutions                                     6,689(b,f)           90,368
Gilead Sciences                                         269,348(b)         12,476,199
Isis Pharmaceuticals                                     15,762(b,f)          236,588
Myriad Genetics                                          23,248(b)          1,057,087
NPS Pharmaceuticals                                      17,550(b)             73,710
Vertex Pharmaceuticals                                    5,530(b,f)          158,877
                                                                      ---------------
Total                                                                      33,772,940
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
American Woodmark                                         7,726(f)            135,669
Apogee Enterprises                                       11,967(f)            131,398
Insteel Inds                                             13,220(f)             92,011
Masco                                                   157,993             1,102,791
Owens Corning                                             4,886(b)             44,169
                                                                      ---------------
Total                                                                       1,506,038
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.2%)
Goldman Sachs Group                                      72,955(f)          7,734,689
Greenhill & Co                                            2,905               214,534
Knight Capital Group Cl A                                11,585(b)            170,763
Morgan Stanley                                          553,040(f)         12,592,721
MVC Capital                                               8,429(f)             70,888
State Street                                            112,164(f)          3,452,408
Stifel Financial                                          6,211(b,f)          268,998
SWS Group                                                24,400(f)            378,932
                                                                      ---------------
Total                                                                      24,883,933
-------------------------------------------------------------------------------------


CHEMICALS (1.4%)
Ashland                                                   6,908(f)             71,360
Balchem                                                   4,854(f)            121,981
CF Inds Holdings                                         15,506             1,102,942
Dow Chemical                                            969,431             8,172,303
Ecolab                                                   10,532(e)            365,776
EI du Pont de Nemours & Co                               59,516             1,328,992
Innophos Holdings                                         7,688                86,721
Olin                                                     17,821               254,306
OM Group                                                 11,560(b,f)          223,339
PPG Inds                                                 45,008(f)          1,660,795
Sigma-Aldrich                                            30,638(f)          1,157,810
Terra Inds                                                2,385                66,995
Westlake Chemical                                         6,911(f)            101,108
WR Grace & Co                                            53,415(b,f)          337,583
                                                                      ---------------
Total                                                                      15,052,011
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.1%)
BancFirst                                                 2,945(f)            107,198
BB&T                                                    122,711(f)          2,076,270
Comerica                                                 68,117(f)          1,247,222
Community Trust Bancorp                                   3,170(f)             84,798
Fifth Third Bancorp                                     340,132(f)            993,185
First Citizens BancShares Cl A                              606                79,871
First Financial                                           3,496(f)            129,002
First Financial Bankshares                                5,035(f)            242,536
Home BancShares                                           4,210                84,074
Intl Bancshares                                           9,696(f)             75,629
KeyCorp                                                 186,483             1,467,621
MainSource Financial Group                                8,509(f)             68,412
Marshall & Ilsley                                       112,113(f)            631,196
Republic Bancorp Cl A                                     5,483(f)            102,368
SunTrust Banks                                           79,359               931,675
TowneBank                                                 5,730(f)             93,571
Trustmark                                                 9,761(f)            179,407
UMB Financial                                             6,414(f)            272,531
Wells Fargo & Co                                        229,790(f)          3,272,210
Wilshire Bancorp                                         16,228(f)             83,736
Zions Bancorporation                                      6,108(f)             60,042
                                                                      ---------------
Total                                                                      12,282,554
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.8%)
Avery Dennison                                           26,470               591,340
Clean Harbors                                             2,759(b,f)          132,432
Herman Miller                                             6,650(f)             70,889
HNI                                                       9,948(f)            103,459
Kimball Intl Cl B                                        21,474(f)            140,869
Republic Services                                       139,306             2,389,098
Rollins                                                   7,732(f)            132,604
RR Donnelley & Sons                                      87,206(f)            639,220
Sykes Enterprises                                         6,582(b)            109,459
United Stationers                                         5,357(b,f)          150,425
Viad                                                      4,044                57,101
Waste Management                                        154,443             3,953,740
                                                                      ---------------
Total                                                                       8,470,636
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.9%)
3Com                                                     68,659(b,f)          212,156
Airvana                                                  23,721(b)            138,768
ARRIS Group                                              19,760(b,f)          145,631
Cisco Systems                                           386,978(b)          6,489,621
Corning                                                 418,598             5,554,795
InterDigital                                             15,252(b,f)          393,807
Motorola                                                 73,258               309,881
NETGEAR                                                  10,354(b)            124,766
QUALCOMM                                                179,692             6,991,816
Starent Networks                                         11,543(b,f)          182,495
Tellabs                                                  13,801(b)             63,209
                                                                      ---------------
Total                                                                      20,606,945
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
69 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Equity Fund
(Effective May 1, 2009 - RiverSource VP - Dynamic Equity Fund)

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


COMPUTERS & PERIPHERALS (3.3%)
Adaptec                                                  40,298(b)            $96,715
Apple                                                    15,790(b,f)        1,659,845
Dell                                                    466,057(b)          4,418,220
Electronics for Imaging                                  12,723(b,f)          124,685
Hewlett-Packard                                         185,412(e)          5,944,309
IBM                                                     226,619(e)         21,957,116
Lexmark Intl Cl A                                       112,056(b)          1,890,385
NCR                                                      11,881(b,f)           94,454
Novatel Wireless                                         12,602(b,f)           70,823
Seagate Technology                                       27,929(c)            167,853
Sun Microsystems                                         18,063(b)            132,221
Western Digital                                          17,244(b)            333,499
                                                                      ---------------
Total                                                                      36,890,125
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
EMCOR Group                                              10,325(b,f)          177,280
Fluor                                                    39,582             1,367,559
Granite Construction                                     19,347(f)            725,126
KBR                                                       4,814                66,481
Michael Baker                                             3,127(b)             81,302
Perini                                                   25,761(b,f)          316,860
                                                                      ---------------
Total                                                                       2,734,608
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                          2,025(f)             89,687
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.1%)
Advanta Cl B                                             42,678(f)             28,167
American Express                                         34,015(f)            463,624
Discover Financial Services                              42,832(f)            270,270
SLM                                                     136,105(b,f)          673,721
                                                                      ---------------
Total                                                                       1,435,782
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (--%)
Rock-Tenn Cl A                                           10,628               287,487
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.2%)
Genuine Parts                                            58,188             1,737,494
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.6%)
Apollo Group Cl A                                        22,325(b)          1,748,718
Career Education                                          2,868(b,f)           68,717
Corinthian Colleges                                      22,181(b,f)          431,420
H&R Block                                               207,355             3,771,788
Regis                                                    11,005               159,022
Universal Technical Institute                             6,093(b,f)           73,116
                                                                      ---------------
Total                                                                       6,252,781
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.2%)
Bank of America                                       2,036,202            13,886,898
CIT Group                                               137,835               392,830
Citigroup                                             3,602,125(f)          9,113,376
JPMorgan Chase & Co                                     844,783            22,454,331
KKR Financial Holdings LLC                              305,901               272,252
Moody's                                                   4,203                96,333
                                                                      ---------------
Total                                                                      46,216,020
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
CenturyTel                                               27,710(f)            779,205
Embarq                                                   45,267(e)          1,713,355
Frontier Communications                                  73,583               528,326
Qwest Communications Intl                                55,492(f)            189,783
Shenandoah Telecommunications                             6,857(f)            156,340
                                                                      ---------------
Total                                                                       3,367,009
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.2%)
FirstEnergy                                              30,860             1,191,196
Hawaiian Electric Inds                                    3,891(f)             53,462
Northeast Utilities                                      37,467               808,913
Pinnacle West Capital                                    24,611               653,668
Portland General Electric                                18,403(f)            323,709
Progress Energy                                          59,963(f)          2,174,258
Southern                                                259,179             7,936,061
                                                                      ---------------
Total                                                                      13,141,267
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric                                         75,872             2,168,422
Encore Wire                                               4,797(f)            102,800
GrafTech Intl                                            29,415(b,f)          181,196
                                                                      ---------------
Total                                                                       2,452,418
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Anixter Intl                                             10,463(b,f)          331,468
Arrow Electronics                                        15,562(b)            296,612
Avnet                                                    16,519(b)            289,248
Benchmark Electronics                                    43,748(b)            489,978
Ingram Micro Cl A                                        22,766(b)            287,762
Insight Enterprises                                      22,723(b)             69,532
Jabil Circuit                                           183,374             1,019,559
Methode Electronics                                      15,895                56,904
SYNNEX                                                   12,373(b,f)          243,377
Tyco Electronics                                         36,836(c,f)          406,669
                                                                      ---------------
Total                                                                       3,491,109
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.0%)
Baker Hughes                                             80,917             2,310,180
BASiC Energy Services                                    27,951(b,f)          180,843
BJ Services                                              75,028               746,529
Complete Production Services                             14,615(b)             45,014
ENSCO Intl                                               83,186(f)          2,196,110
GulfMark Offshore                                         6,113(b)            145,856
Halliburton                                             303,172             4,690,072
Helmerich & Payne                                         6,931(f)            157,819
Lufkin Inds                                               4,326               163,869
Nabors Inds                                              94,782(b,c)          946,872
Natl Oilwell Varco                                      112,391(b,f)        3,226,746
Noble                                                    78,667             1,895,088
Oil States Intl                                           4,799(b,f)           64,403
Parker Drilling                                          72,322(b,f)          133,072
Patterson-UTI Energy                                     13,041(f)            116,847
Pioneer Drilling                                         19,388(b,f)           63,593
Rowan Companies                                          47,606(f)            569,844
Smith Intl                                               24,930               535,496
Tidewater                                                 2,942(f)            109,236
Unit                                                      4,898(b,f)          102,466
Weatherford Intl                                        320,713(b)          3,550,293
                                                                      ---------------
Total                                                                      21,950,248
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (4.4%)
Casey's General Stores                                    6,001(f)            159,987
Costco Wholesale                                         18,896(e,f)          875,263
Ingles Markets Cl A                                       8,288               123,740
Nash Finch                                                3,902(f)            109,607
Pantry                                                    9,055(b)            159,459
SUPERVALU                                                63,706(f)            909,722
SYSCO                                                    67,160             1,531,248
Walgreen                                                132,647(e,f)        3,443,516
Wal-Mart Stores                                         797,424(e)         41,545,790
Winn-Dixie Stores                                        23,608(b,f)          225,692
                                                                      ---------------
Total                                                                      49,084,024
-------------------------------------------------------------------------------------


FOOD PRODUCTS (2.0%)
Bunge                                                     3,708(f)            210,058
Cal-Maine Foods                                           5,498(f)            123,100
Campbell Soup                                            49,882             1,364,772
Darling Intl                                             20,481(b)             75,985
Dean Foods                                               46,339(b,e)          837,809
Diamond Foods                                             3,586(f)            100,157
Flowers Foods                                            13,438(f)            315,524
Fresh Del Monte Produce                                   7,894(b,c)          129,619
General Mills                                           202,078            10,079,650
Hershey                                                   5,462(f)            189,805
J&J Snack Foods                                           3,543               122,552
JM Smucker                                               43,471             1,620,164
Kellogg                                                  56,246             2,060,291
Lancaster Colony                                          4,206(f)            174,465
Lance                                                     5,647               117,571
Ralcorp Holdings                                          9,043(b)            487,237
Sanderson Farms                                           4,089(f)            153,542
Sara Lee                                                283,445             2,290,236
TreeHouse Foods                                           9,074(b,f)          261,240
Tyson Foods Cl A                                        103,736(f)            974,081
                                                                      ---------------
Total                                                                      21,687,858
-------------------------------------------------------------------------------------


GAS UTILITIES (0.3%)
Atmos Energy                                              2,634                60,898
Laclede Group                                             5,287               206,087
New Jersey Resources                                     13,594               461,924
Nicor                                                    17,869(f)            593,787
Piedmont Natural Gas                                     13,663(f)            353,735
Questar                                                  39,934             1,175,258
                                                                      ---------------
Total                                                                       2,851,689
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
70 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Equity Fund
(Effective May 1, 2009 - RiverSource VP - Dynamic Equity Fund)

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Becton Dickinson & Co                                    51,457            $3,459,970
Covidien                                                 43,231(c)          1,436,998
Greatbatch                                                4,687(b,f)           90,693
Medtronic                                                16,227               478,210
St. Jude Medical                                         17,707(b,f)          643,295
STERIS                                                   15,566(f)            362,376
Thoratec                                                 15,510(b,f)          398,452
Volcano                                                  15,381(b,f)          223,794
                                                                      ---------------
Total                                                                       7,093,788
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.5%)
AMERIGROUP                                               16,550(b,f)          455,787
Cardinal Health                                          51,414             1,618,513
CIGNA                                                   230,983             4,062,990
Coventry Health Care                                     16,891(b)            218,570
DaVita                                                   34,587(b)          1,520,099
Emergency Medical Services Cl A                           3,441(b)            108,013
Gentiva Health Services                                   6,229(b)             94,681
Health Net                                                6,358(b,f)           92,064
HealthSpring                                             32,051(b,f)          268,267
HMS Holdings                                              3,688(b,f)          121,335
Humana                                                   11,189(b)            291,809
Kindred Healthcare                                       31,959(b)            477,787
Landauer                                                  2,795               141,651
LHC Group                                                 2,943(b)             65,570
Magellan Health Services                                 16,925(b)            616,747
Molina Healthcare                                        11,390(b,f)          216,638
Omnicare                                                  4,128(f)            101,095
Quest Diagnostics                                        56,099(e)          2,663,580
Tenet Healthcare                                        331,826(b)            384,918
Triple-S Management Cl B                                  8,352(b,c,f)        102,897
UnitedHealth Group                                      133,170(f)          2,787,247
Universal American Financial                             12,166(b,f)          103,046
Universal Health Services Cl B                              923(f)             35,388
                                                                      ---------------
Total                                                                      16,548,692
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
Allscripts-Misys Healthcare Solutions                    21,745(f)            223,756
Computer Programs & Systems                               2,407(f)             80,081
                                                                      ---------------
Total                                                                         303,837
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.3%)
Bob Evans Farms                                           3,054(f)             68,471
California Pizza Kitchen                                  6,114(b,f)           79,971
Darden Restaurants                                       15,379(f)            526,885
Intl Game Technology                                     47,245(f)            435,599
McDonald's                                              428,819            23,400,653
Panera Bread Cl A                                           867(b)             48,465
Starwood Hotels & Resorts Worldwide                      12,982(f)            164,871
Wyndham Worldwide                                        92,220               387,324
                                                                      ---------------
Total                                                                      25,112,239
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.7%)
American Greetings Cl A                                  14,339(f)             72,555
Black & Decker                                           21,537(f)            679,708
Centex                                                   73,185               548,888
DR Horton                                                94,424(f)            915,912
Garmin                                                    7,406(c)            157,081
Harman Intl Inds                                         39,020(f)            527,941
KB Home                                                  29,637               390,616
Leggett & Platt                                          56,990(f)            740,300
Lennar Cl A                                              73,437(f)            551,512
Natl Presto Inds                                          4,457(f)            271,922
Newell Rubbermaid                                        22,190               141,572
NVR                                                         255(b)            109,076
Pulte Homes                                              61,012(f)            666,861
Ryland Group                                              8,084(f)            134,679
Snap-On                                                  17,607               441,936
Stanley Works                                             4,714               137,272
Toll Brothers                                             4,218(b,f)           76,599
Whirlpool                                                27,955(f)            827,188
                                                                      ---------------
Total                                                                       7,391,618
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (4.0%)
Central Garden & Pet Cl A                                12,489(b)             93,917
Clorox                                                   50,223             2,585,480
Colgate-Palmolive                                       123,004             7,254,776
Kimberly-Clark                                           46,765             2,156,334
Procter & Gamble                                        684,560            32,235,931
                                                                      ---------------
Total                                                                      44,326,438
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Calpine                                                   5,715(b)             38,919
Constellation Energy Group                               59,501(f)          1,229,291
Dynegy Cl A                                             255,229(b,f)          359,873
                                                                      ---------------
Total                                                                       1,628,083
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.2%)
3M                                                      118,900             5,911,708
McDermott Intl                                            5,433(b)             72,748
Seaboard                                                    250(f)            252,500
Textron                                                  50,276(f)            288,584
Tredegar                                                  7,816(f)            127,635
Tyco Intl                                               366,596(c)          7,170,618
                                                                      ---------------
Total                                                                      13,823,793
-------------------------------------------------------------------------------------


INSURANCE (5.1%)
AFLAC                                                    80,569             1,559,816
Allied World Assurance Holdings                           3,029(c,f)          115,193
Allstate                                                654,882            12,540,991
American Financial Group                                  7,048               113,120
Aon                                                     118,506             4,837,415
Arch Capital Group                                        3,043(b,c)          163,896
Aspen Insurance Holdings                                 35,488(c)            797,060
Assurant                                                 31,676               689,903
Axis Capital Holdings                                     8,590(c)            193,619
Chubb                                                    74,738             3,162,912
Cincinnati Financial                                      5,689               130,107
Employers Holdings                                       19,591               186,898
Everest Re Group                                          2,782(c)            196,966
Hartford Financial Services Group                       161,003(f)          1,263,874
HCC Insurance Holdings                                    6,830(f)            172,048
IPC Holdings                                             17,607(c)            476,093
Lincoln Natl                                             68,912               461,021
Marsh & McLennan Companies                              244,661             4,954,385
Max Capital Group                                        16,530(c)            284,977
Montpelier Re Holdings                                   37,767(c)            489,460
Odyssey Re Holdings                                      16,641               631,193
PartnerRe                                                 2,770(c)            171,934
Platinum Underwriters Holdings                           26,740(c,f)          758,346
Principal Financial Group                                93,325(f)            763,399
Progressive                                             639,177(b)          8,590,539
Prudential Financial                                     41,017               780,143
RenaissanceRe Holdings                                    4,237(c)            209,477
RLI                                                       6,714(f)            337,043
Travelers Companies                                     243,133             9,880,926
Validus Holdings                                         25,591(c)            605,995
WR Berkley                                               10,045               226,515
Zenith Natl Insurance                                    15,449(f)            372,475
                                                                      ---------------
Total                                                                      56,117,739
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.1%)
NetFlix                                                   5,460(b)            234,343
NutriSystem                                              21,831(f)            311,528
PetMed Express                                            4,929(b,f)           81,230
                                                                      ---------------
Total                                                                         627,101
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (--%)
EarthLink                                                37,220(b,f)          244,536
ModusLink Global Solutions                               34,634(b,f)           89,702
RealNetworks                                             32,456(b)             75,622
                                                                      ---------------
Total                                                                         409,860
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
71 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Equity Fund
(Effective May 1, 2009 - RiverSource VP - Dynamic Equity Fund)

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


IT SERVICES (1.2%)
Affiliated Computer Services Cl A                        31,892(b)         $1,527,308
Automatic Data Processing                               136,372(f)          4,794,839
Ciber                                                    25,379(b)             69,285
Computer Sciences                                        11,163(b)            411,245
Convergys                                                 7,225(b,f)           58,378
CSG Systems Intl                                         10,800(b,f)          154,224
ManTech Intl Cl A                                         9,632(b)            403,581
MasterCard Cl A                                          20,016(f)          3,352,280
NCI Cl A                                                  4,066(b,f)          105,716
Paychex                                                  76,156             1,954,925
Perot Systems Cl A                                       19,474(b)            250,825
SAIC                                                     15,744(b)            293,940
Total System Services                                    11,825               163,303
                                                                      ---------------
Total                                                                      13,539,849
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.3%)
Brunswick                                                38,199(f)            131,787
Eastman Kodak                                           140,627(f)            534,383
Hasbro                                                   37,902               950,203
JAKKS Pacific                                            21,478(b,f)          265,253
Mattel                                                  138,818(f)          1,600,571
                                                                      ---------------
Total                                                                       3,482,197
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.1%)
PerkinElmer                                              68,678(f)            877,018
Sequenom                                                 13,172(b,f)          187,306
                                                                      ---------------
Total                                                                       1,064,324
-------------------------------------------------------------------------------------


MACHINERY (1.2%)
Cummins                                                  59,472             1,513,562
Deere & Co                                               50,342(f)          1,654,742
Dover                                                    42,251             1,114,581
Eaton                                                    40,227             1,482,767
Flowserve                                                17,538               984,233
Force Protection                                         45,049(b)            216,235
FreightCar America                                        3,527(f)             61,828
Gardner Denver                                            2,861(b)             62,198
Illinois Tool Works                                      84,392             2,603,494
Ingersoll-Rand Cl A                                     160,740(c)          2,218,212
Joy Global                                                2,532(f)             53,932
Manitowoc                                                78,386(f)            256,322
Mueller Inds                                             27,484               596,128
NACCO Inds Cl A                                           4,002(f)            108,774
Pall                                                     26,963(f)            550,854
Terex                                                     5,556(b,f)           51,393
Wabtec                                                    8,968(f)            236,576
                                                                      ---------------
Total                                                                      13,765,831
-------------------------------------------------------------------------------------


MEDIA (1.6%)
CBS Cl B                                                340,750             1,308,480
Comcast Cl A                                            656,363             8,952,791
DIRECTV Group                                           117,165(b,f)        2,670,190
DreamWorks Animation SKG Cl A                             2,348(b)             50,811
Gannett                                                 270,632(f)            595,390
Marvel Entertainment                                      6,833(b,f)          181,416
Meredith                                                 47,356(f)            788,004
New York Times Cl A                                     145,980(f)            659,830
News Corp Cl A                                          154,903             1,025,458
Virgin Media                                            259,827(d)          1,247,170
WorldSpace Cl A                                         146,291(b)                439
                                                                      ---------------
Total                                                                      17,479,979
-------------------------------------------------------------------------------------


METALS & MINING (1.3%)
AK Steel Holding                                         74,980               533,858
Alcoa                                                   236,989(f)          1,739,499
Allegheny Technologies                                   28,645(f)            628,185
AM Castle & Co                                           12,753(f)            113,757
Cliffs Natural Resources                                  4,154(f)             75,437
Commercial Metals                                        10,027(f)            115,812
Compass Minerals Intl                                     2,628               148,140
Freeport-McMoRan Copper & Gold                           94,338             3,595,221
Horsehead Holding                                        22,367(b,f)          123,019
Kaiser Aluminum                                           3,984(f)             92,110
Nucor                                                   125,974             4,808,427
Olympic Steel                                             7,466               113,259
Reliance Steel & Aluminum                                 6,382               168,038
Royal Gold                                                3,806               177,969
RTI Intl Metals                                           8,041(b)             94,080
Timminco                                                277,094(b,c,f)        560,741
United States Steel                                      41,149(f)            869,478
Worthington Inds                                         15,487               134,892
                                                                      ---------------
Total                                                                      14,091,922
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.8%)
Big Lots                                                 38,649(b,f)          803,126
Dillard's Cl A                                           39,819(f)            226,968
Dollar Tree                                               4,467(b)            199,005
Family Dollar Stores                                     96,004(f)          3,203,653
Fred's Cl A                                              17,563               198,111
JC Penney                                                32,102(e,f)          644,287
Kohl's                                                   59,508(b,f)        2,518,379
Macy's                                                   44,703(f)            397,857
Nordstrom                                                45,125(f)            755,844
Sears Holdings                                            3,176(b,f)          145,175
                                                                      ---------------
Total                                                                       9,092,405
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.0%)
CH Energy Group                                           2,619(f)            122,831
Consolidated Edison                                      61,447(f)          2,433,916
MDU Resources Group                                       3,476                56,103
PG&E                                                    130,027(f)          4,969,631
SCANA                                                    26,367               814,477
Vectren                                                   2,293                48,359
Wisconsin Energy                                         28,437(f)          1,170,751
Xcel Energy                                              49,760               927,029
                                                                      ---------------
Total                                                                      10,543,097
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (--%)
Xerox                                                   112,739               512,962
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (13.2%)
Apache                                                   91,243             5,847,764
Cabot Oil & Gas                                          10,752               253,425
Chesapeake Energy                                       130,805(f)          2,231,533
Chevron                                                 757,889            50,960,455
Cimarex Energy                                            5,544(f)            101,899
Clayton Williams Energy                                   2,497(b)             73,012
Comstock Resources                                        7,917(b,f)          235,927
ConocoPhillips                                          327,474            12,823,882
CONSOL Energy                                            46,298             1,168,562
EOG Resources                                            62,930(f)          3,446,047
Exxon Mobil                                             342,368            23,315,260
Frontier Oil                                              9,492               121,403
Frontline                                                 2,817(c,f)           48,988
Hess                                                    100,139             5,427,534
Marathon Oil                                            225,370             5,924,977
Massey Energy                                            50,654               512,618
McMoRan Exploration                                      14,887(b)             69,969
Murphy Oil                                               62,705             2,807,303
Noble Energy                                             44,971             2,423,037
Occidental Petroleum                                    269,782            15,013,368
Peabody Energy                                           76,673(f)          1,919,892
Pioneer Natural Resources                                42,148(f)            694,178
Plains Exploration & Production                           2,501(b)             43,092
Rosetta Resources                                        20,746(b,f)          102,693
Southwestern Energy                                      40,634(b)          1,206,423
Spectra Energy                                          178,973             2,530,678
St. Mary Land & Exploration                               2,953(f)             39,068
Sunoco                                                   22,824(f)            604,380
Swift Energy                                             22,177(b,f)          161,892
Tesoro                                                   42,895(f)            577,796
USEC                                                     49,943(b,f)          239,726
VAALCO Energy                                            22,316(b)            118,052
Valero Energy                                           111,881             2,002,670
Western Refining                                         11,158(f)            133,227
Williams Companies                                      113,254             1,288,831
World Fuel Services                                       7,218(f)            228,305
                                                                      ---------------
Total                                                                     144,697,866
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (--%)
Intl Paper                                                8,977                63,198
Wausau Paper                                             18,875                99,283
                                                                      ---------------
Total                                                                         162,481
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.1%)
Estee Lauder Companies Cl A                              24,032(f)            592,389
-------------------------------------------------------------------------------------


PHARMACEUTICALS (13.1%)
Abbott Laboratories                                      66,896             3,190,939
Bristol-Myers Squibb                                     84,564             1,853,643
Eli Lilly & Co                                          158,739             5,303,470
Forest Laboratories                                     241,581(b,f)        5,305,119
Johnson & Johnson                                       895,436            47,099,934
King Pharmaceuticals                                    384,603(b,f)        2,719,143
Merck & Co                                              336,852             9,010,791


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
72 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Equity Fund
(Effective May 1, 2009 - RiverSource VP - Dynamic Equity Fund)

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
PHARMACEUTICALS (CONT.)
Mylan                                                    24,908(b,f)         $334,016
Par Pharmaceutical Companies                              9,514(b,f)           90,098
Pfizer                                                3,883,946            52,899,345
Questcor Pharmaceuticals                                 10,236(b,f)           50,361
Schering-Plough                                         328,053             7,725,648
Valeant Pharmaceuticals Intl                             19,319(b)            343,685
ViroPharma                                               49,289(b)            258,767
Watson Pharmaceuticals                                   25,567(b)            795,389
Wyeth                                                   146,016             6,284,529
                                                                      ---------------
Total                                                                     143,264,877
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (0.1%)
Administaff                                               7,451(f)            157,440
Heidrick & Struggles Intl                                 7,331(f)            130,052
Huron Consulting Group                                    2,164(b,f)           91,819
ICF Intl                                                  2,519(b,f)           57,861
Kelly Services Cl A                                      15,660(f)            126,063
Korn/Ferry Intl                                          14,884(b,f)          134,849
Manpower                                                  3,903(f)            123,062
TrueBlue                                                 26,352(b,f)          217,403
                                                                      ---------------
Total                                                                       1,038,549
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Capstead Mtge                                             8,870                95,264
Digital Realty Trust                                      2,318(f)             76,911
Equity Residential                                       68,336             1,253,965
Health Care REIT                                          2,064(f)             63,138
Investors Real Estate Trust                              10,903               107,504
Liberty Property Trust                                    4,999                94,681
UDR                                                       5,672(f)             48,836
                                                                      ---------------
Total                                                                       1,740,299
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Avatar Holdings                                           4,217(b)             63,171
St. Joe                                                   3,956(b,f)           66,223
                                                                      ---------------
Total                                                                         129,394
-------------------------------------------------------------------------------------


ROAD & RAIL (1.5%)
Arkansas Best                                            17,752(f)            337,643
Burlington Northern Santa Fe                             58,162             3,498,444
Con-way                                                   2,473(f)             44,341
CSX                                                      95,147             2,459,550
Genesee & Wyoming Cl A                                    5,152(b,f)          109,480
Norfolk Southern                                        115,459(f)          3,896,741
Old Dominion Freight Line                                 4,874(b,f)          114,490
Ryder System                                             23,987(f)            679,072
Saia                                                     12,798(b)            152,936
Union Pacific                                           121,888(f)          5,010,816
Werner Enterprises                                        8,708(f)            131,665
                                                                      ---------------
Total                                                                      16,435,178
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Altera                                                  152,036(f)          2,668,232
Amkor Technology                                         75,224(b,f)          201,600
Atmel                                                    20,678(b)             75,061
Infineon Technologies                                   438,198(b,c)          510,290
Infineon Technologies ADR                               333,527(b,c)          376,886
Intel                                                   702,211            10,568,275
Lam Research                                             10,717(b,f)          244,026
Linear Technology                                        73,154(f)          1,681,079
LSI                                                     222,527(b)            676,482
MEMC Electronic Materials                                86,051(b,f)        1,418,981
Microchip Technology                                     37,856(f)            802,169
MKS Instruments                                          15,546(b,f)          228,060
Natl Semiconductor                                       62,872(f)            645,695
NVIDIA                                                   11,880(b)            117,137
OmniVision Technologies                                  19,638(b)            131,967
Sigma Designs                                            12,679(b,f)          157,727
Silicon Image                                            38,455(b,f)           92,292
Teradyne                                                 18,491(b)             80,991
Xilinx                                                   90,069             1,725,722
Zoran                                                    16,155(b)            142,164
                                                                      ---------------
Total                                                                      22,544,836
-------------------------------------------------------------------------------------


SOFTWARE (2.8%)
Ariba                                                    13,567(b,f)          118,440
Compuware                                               131,485(b)            866,486
EPIQ Systems                                              5,946(b,f)          107,206
Intuit                                                   38,048(b,f)        1,027,296
Macrovision Solutions                                    11,742(b,f)          208,890
Microsoft                                             1,189,769            21,856,057
Oracle                                                  360,793(b)          6,519,530
Pegasystems                                               5,548               103,026
Quality Systems                                           4,355(f)            197,064
Take-Two Interactive Software                            17,265               144,163
TeleCommunication Systems Cl A                           14,973(b)            137,302
                                                                      ---------------
Total                                                                      31,285,460
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.4%)
Aaron Rents                                               6,955(f)            185,420
Abercrombie & Fitch Cl A                                 65,660(f)          1,562,708
Aeropostale                                               4,590(b,f)          121,910
American Eagle Outfitters                                 8,068(f)             98,752
Asbury Automotive Group                                  18,325(f)             78,981
AutoNation                                               67,546(b,f)          937,538
AutoZone                                                 12,872(b,f)        2,093,245
Barnes & Noble                                            6,069(f)            129,755
Bed Bath & Beyond                                       106,649(b,f)        2,639,562
Best Buy                                                 68,385(f)          2,595,894
Blockbuster Cl A                                        126,108(b,f)           95,212
Brown Shoe                                               16,965(f)             63,619
Cato Cl A                                                14,459(f)            264,311
Chico's FAS                                              51,385(b,f)          275,937
Children's Place Retail Stores                            6,548(b,f)          143,336
Collective Brands                                        25,756(b)            250,863
Dress Barn                                               24,737(b,f)          304,018
Finish Line Cl A                                         24,856               164,547
Foot Locker                                              25,659               268,906
Gap                                                     152,544             1,981,547
Genesco                                                   7,145(b)            134,540
Group 1 Automotive                                       18,183(f)            254,017
Home Depot                                            1,311,487            30,898,633
Hot Topic                                                31,608(b,f)          353,694
Jo-Ann Stores                                             9,150(b,f)          149,511
Jos A Bank Clothiers                                     10,492(b,f)          291,783
Limited Brands                                           74,541(f)            648,507
Lowe's Companies                                        410,252             7,487,098
Men's Wearhouse                                          26,968               408,296
Monro Muffler Brake                                       3,364                91,938
Office Depot                                            273,159(b)            357,838
PetSmart                                                  6,040(f)            126,598
RadioShack                                               87,812               752,549
Rent-A-Center                                            23,123(b,f)          447,893
Ross Stores                                               4,076(f)            146,247
Sherwin-Williams                                         26,141(f)          1,358,548
Stage Stores                                             16,412               165,433
Staples                                                  54,919               994,583
Tiffany & Co                                             27,910(f)            601,740
Wet Seal Cl A                                            41,566(b,f)          139,662
                                                                      ---------------
Total                                                                      60,065,169
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Carter's                                                 14,082(b)            264,882
Coach                                                   175,452(b)          2,930,049
Jones Apparel Group                                      78,507               331,300
Liz Claiborne                                           138,685               342,552
Nike Cl B                                                43,389(f)          2,034,510
Polo Ralph Lauren                                        14,820(f)            626,145
Skechers USA Cl A                                        11,691(b)             77,979
Steven Madden                                             8,139(b)            152,850
VF                                                       26,713(f)          1,525,579
                                                                      ---------------
Total                                                                       8,285,846
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.1%)
Capitol Federal Financial                                 1,553(f)             58,719
First Niagara Financial Group                            22,700               247,430
Freddie Mac                                              61,112(f)             45,345
Hudson City Bancorp                                       8,484                99,178
NewAlliance Bancshares                                    5,827(f)             68,409
Ocwen Financial                                          18,103(b,f)          206,917
People's United Financial                                11,220(f)            201,623


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
73 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Equity Fund
(Effective May 1, 2009 - RiverSource VP - Dynamic Equity Fund)

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
THRIFTS & MORTGAGE FINANCE (CONT.)
Trustco Bank NY                                          11,532(f)            $69,423
United Financial Bancorp                                  8,410(f)            110,087
                                                                      ---------------
Total                                                                       1,107,131
-------------------------------------------------------------------------------------


TOBACCO (--%)
Star Scientific                                          17,172(b)             73,496
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.3%)
Beacon Roofing Supply                                    13,153(b)            176,119
Fastenal                                                 40,643(f)          1,306,876
Rush Enterprises Cl A                                    13,301(b)            118,645
Watsco                                                    6,650(f)            226,300
WESCO Intl                                                4,903(b)             88,842
WW Grainger                                              20,347(f)          1,427,952
                                                                      ---------------
Total                                                                       3,344,734
-------------------------------------------------------------------------------------


WATER UTILITIES (--%)
Aqua America                                              3,716(f)             74,320
California Water Service Group                            3,104(f)            129,933
                                                                      ---------------
Total                                                                         204,253
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Sprint Nextel                                         1,035,681(b)          3,697,381
USA Mobility                                             17,943               165,255
                                                                      ---------------
Total                                                                       3,862,636
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,388,584,184)                                                 $1,079,847,137
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              26,128,879(g)        $26,128,879
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $26,128,879)                                                       $26,128,879
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (13.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    145,864,162          $145,864,162
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $145,864,162)                                                     $145,864,162
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,560,577,225)                                                 $1,251,840,178
=====================================================================================





INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION/
CONTRACT DESCRIPTION                            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        125           $24,837,500       June 2009        $1,032,272



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 1.7% of net assets.

(d) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2009, was $1,247,170 representing 0.1% of net assets. Information concerning such security holdings at March 31, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Virgin Media                         04-15-08 thru 08-06-08      $2,992,719


(e) At March 31, 2009, investments in securities included securities valued at $10,615,627 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)  At March 31, 2009, security was partially or fully on loan.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
74 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Equity Fund
(Effective May 1, 2009 - RiverSource VP - Dynamic Equity Fund)

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                -----------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                        $1,251,329,888       $510,290          $--        $1,251,840,178
Other financial instruments*                          1,032,272             --           --             1,032,272
-----------------------------------------------------------------------------------------------------------------
Total                                            $1,252,362,160       $510,290          $--        $1,252,872,450
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures which are valued at the unrealized appreciation/depreciation on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
75 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Large Cap Value Fund
(Effective May 1, 2009 - Seligman VP - Larger-Cap Value Fund)
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (99.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (9.0%)
General Dynamics                                        6,000                $249,540
Honeywell Intl                                          9,267                 258,178
United Technologies                                     5,420                 232,952
                                                                      ---------------
Total                                                                         740,670
-------------------------------------------------------------------------------------


CAPITAL MARKETS (7.5%)
Bank of New York Mellon                                 9,109                 257,329
Morgan Stanley                                         15,569                 354,506
                                                                      ---------------
Total                                                                         611,835
-------------------------------------------------------------------------------------


CHEMICALS (5.8%)
EI du Pont de Nemours & Co                              7,698                 171,896
Praxair                                                 4,500                 302,805
                                                                      ---------------
Total                                                                         474,701
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.5%)
US Bancorp                                             14,000                 204,540
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.9%)
Juniper Networks                                       16,000(b,e)            240,960
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (5.4%)
Bank of America                                        30,766                 209,824
JPMorgan Chase & Co                                     8,624                 229,226
                                                                      ---------------
Total                                                                         439,050
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.1%)
Costco Wholesale                                        5,500                 254,760
-------------------------------------------------------------------------------------


FOOD PRODUCTS (3.7%)
Tyson Foods Cl A                                       32,000(e)              300,480
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (6.9%)
Baxter Intl                                             7,000                 358,540
Medtronic                                               7,000                 206,290
                                                                      ---------------
Total                                                                         564,830
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.8%)
Humana                                                  8,714(b)              227,261
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
AES                                                    17,000(b)               98,770
-------------------------------------------------------------------------------------


INSURANCE (12.2%)
MetLife                                                11,048                 251,563
Prudential Financial                                   10,110                 192,292
Travelers Companies                                     7,500                 304,801
Unum Group                                             20,000                 250,000
                                                                      ---------------
Total                                                                         998,656
-------------------------------------------------------------------------------------


MACHINERY (2.4%)
Caterpillar                                             7,057(e)              197,314
-------------------------------------------------------------------------------------


MEDIA (--%)
Virgin Media                                              199(c)                  955
-------------------------------------------------------------------------------------


MULTILINE RETAIL (2.9%)
JC Penney                                              11,658(e)              233,976
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (11.2%)
Chevron                                                 5,108                 343,462
Marathon Oil                                            8,926                 234,665
Valero Energy                                          10,000                 179,000
Williams Companies                                     14,000                 159,320
                                                                      ---------------
Total                                                                         916,447
-------------------------------------------------------------------------------------


PHARMACEUTICALS (4.3%)
Bristol-Myers Squibb                                   16,000                 350,720
-------------------------------------------------------------------------------------


ROAD & RAIL (3.9%)
CSX                                                     6,000                 155,100
Union Pacific                                           4,000(e)              164,440
                                                                      ---------------
Total                                                                         319,540
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (6.7%)
Gap                                                    20,694                 268,815
Lowe's Companies                                       15,188                 277,181
                                                                      ---------------
Total                                                                         545,996
-------------------------------------------------------------------------------------


TOBACCO (5.4%)
Altria Group                                           12,997                 208,212
Philip Morris Intl                                      6,662                 237,034
                                                                      ---------------
Total                                                                         445,246
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $9,784,656)                                                         $8,166,707
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%                53,093(d)              $53,093
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $53,093)                                                               $53,093
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (11.4%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                      932,610                $932,610
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $932,610)                                                             $932,610
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $10,770,359)                                                        $9,152,410
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2009, was $955 representing 0.01% of net assets. Information concerning such security holdings at March 31, 2009, is as follows:

                                          ACQUISITION
     SECURITY                                DATES          COST
     ------------------------------------------------------------
     Virgin Media                           04-10-08       $2,558


(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

(e)  At March 31, 2009, security was partially or fully on loan.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
76 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Value Fund
(Effective May 1, 2009 - Seligman VP - Growth Fund)

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                  -------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                            $9,152,410           $--             $--        $9,152,410





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
77 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - Mid Cap Growth Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (95.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.3%)
Precision Castparts                                      11,761(d)           $704,484
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.3%)
CH Robinson Worldwide                                    16,983(d)            774,595
-------------------------------------------------------------------------------------


AIRLINES (0.3%)
AMR                                                      78,227(b,d)          249,544
Continental Airlines Cl B                                29,221(b,d)          257,437
UAL                                                      54,860(b)            245,773
                                                                      ---------------
Total                                                                         752,754
-------------------------------------------------------------------------------------


BEVERAGES (0.6%)
Pepsi Bottling Group                                     73,101             1,618,456
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.0%)
BioMarin Pharmaceutical                                 129,904(b,d)        1,604,314
Celera                                                  276,364(b)          2,108,657
Genzyme                                                  39,269(b)          2,332,187
OSI Pharmaceuticals                                      36,850(b,d)        1,409,881
                                                                      ---------------
Total                                                                       7,455,039
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.5%)
Northern Trust                                            9,706               580,613
TD Ameritrade Holding                                   236,293(b)          3,263,206
                                                                      ---------------
Total                                                                       3,843,819
-------------------------------------------------------------------------------------


CHEMICALS (0.8%)
Airgas                                                   15,142               511,951
Mosaic                                                   17,161(d)            720,418
Potash Corp of Saskatchewan                               8,786(c)            709,997
                                                                      ---------------
Total                                                                       1,942,366
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.8%)
TCF Financial                                           304,789(d)          3,584,319
Zions Bancorporation                                     92,888(d)            913,089
                                                                      ---------------
Total                                                                       4,497,408
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.4%)
Copart                                                   32,345(b,d)          959,353
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (6.4%)
Ciena                                                 1,042,867(b,d)        8,113,505
F5 Networks                                              16,892(b,d)          353,887
Juniper Networks                                        188,114(b)          2,832,997
Motorola                                                197,518               835,501
ORBCOMM                                                 203,657(b)            299,376
Riverbed Technology                                     270,673(b,d)        3,540,403
                                                                      ---------------
Total                                                                      15,975,669
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.7%)
Data Domain                                              71,618(b,d)          900,238
NetApp                                                   42,366(b,d)          628,711
Seagate Technology                                      239,957(c)          1,442,142
Sun Microsystems                                        168,778(b)          1,235,455
                                                                      ---------------
Total                                                                       4,206,546
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (3.3%)
Chicago Bridge & Iron                                   102,687(c)            643,847
EMCOR Group                                              36,299(b)            623,254
Fluor                                                    47,355             1,636,115
Foster Wheeler                                           59,043(b)          1,031,481
Jacobs Engineering Group                                  9,858(b)            381,110
Quanta Services                                         187,770(b,d)        4,027,668
                                                                      ---------------
Total                                                                       8,343,475
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.6%)
Martin Marietta Materials                                18,867(d)          1,496,153
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.3%)
First Marblehead                                        494,272(b,d)          659,853
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.7%)
LKQ                                                     125,244(b,d)        1,787,232
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
Citigroup                                               200,242(d)            506,612
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
FairPoint Communications                                852,601(d)            665,029
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (7.9%)
Canadian Solar                                           46,328(b,c,d)        277,041
Energy Conversion Devices                                87,247(b,d)        1,157,768
Evergreen Solar                                       1,504,065(b,d)        3,203,658
First Solar                                              26,116(b,d)        3,465,593
General Cable                                           180,769(b,d)        3,582,842
Hubbell Cl B                                            154,237             4,158,230
JA Solar Holdings ADR                                   197,892(b,c,d)        666,896
Real Goods Solar Cl A                                   278,692(b)            557,384
SunPower Cl A                                            36,379(b,d)          865,093
Suntech Power Holdings ADR                               32,834(b,c,d)        383,829
Yingli Green Energy Holding ADR                         253,368(b,c,d)      1,525,275
                                                                      ---------------
Total                                                                      19,843,609
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.6%)
BJ Services                                             189,827             1,888,779
ENSCO Intl                                               62,118             1,639,915
Natl Oilwell Varco                                       37,615(b)          1,079,927
Noble                                                    30,383               731,926
Smith Intl                                               35,508               762,712
Weatherford Intl                                         44,797(b)            495,903
                                                                      ---------------
Total                                                                       6,599,162
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.3%)
Dean Foods                                               46,009(b)            831,843
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
Questar                                                  14,923               439,184
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (4.3%)
Hologic                                                 136,427(b,d)        1,785,829
Intuitive Surgical                                        7,759(b,d)          739,898
St. Jude Medical                                        141,879(b)          5,154,464
Thoratec                                                 58,469(b,d)        1,502,069
Varian Medical Systems                                   52,611(b)          1,601,479
                                                                      ---------------
Total                                                                      10,783,739
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.1%)
AmerisourceBergen                                        43,004(d)          1,404,511
Coventry Health Care                                     49,364(b)            638,770
Express Scripts                                          25,089(b)          1,158,359
MEDNAX                                                   30,633(b)            902,755
Omnicare                                                 50,937             1,247,447
                                                                      ---------------
Total                                                                       5,351,842
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.4%)
Cerner                                                   23,897(b,d)        1,050,751
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.5%)
Brinker Intl                                             45,428(d)            685,963
Chipotle Mexican Grill Cl A                              24,160(b,d)        1,603,740
Darden Restaurants                                       33,109(d)          1,134,314
Marriott Intl Cl A                                       38,346               627,341
Pinnacle Entertainment                                   73,469(b,d)          517,222
Starbucks                                                95,339(b)          1,059,216
Starwood Hotels & Resorts Worldwide                      59,131(d)            750,964
                                                                      ---------------
Total                                                                       6,378,760
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.7%)
Centex                                                  105,086               788,145
KB Home                                                  68,021               896,517
                                                                      ---------------
Total                                                                       1,684,662
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Ormat Technologies                                       41,677(d)          1,144,450
-------------------------------------------------------------------------------------


INSURANCE (0.9%)
XL Capital Cl A                                         419,371(c)          2,289,766
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.2%)
Orbitz Worldwide                                        450,651(b,d)          581,340
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (6.9%)
Akamai Technologies                                     318,828(b,d)        6,185,263
IAC/InterActiveCorp                                      44,973(b,d)          684,939
Omniture                                                 27,043(b,d)          356,697
VistaPrint                                              370,163(b,c,d)     10,175,781
                                                                      ---------------
Total                                                                      17,402,680
-------------------------------------------------------------------------------------


IT SERVICES (0.2%)
Cognizant Technology Solutions Cl A                      19,623(b)            407,962
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.3%)
Eastman Kodak                                           197,883(d)            751,955
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
78 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


LIFE SCIENCES TOOLS & SERVICES (0.7%)
Illumina                                                 46,182(b,d)       $1,719,818
-------------------------------------------------------------------------------------


MACHINERY (0.7%)
Bucyrus Intl                                             21,084(d)            320,055
Cummins                                                  14,810               376,915
Flowserve                                                 9,832               551,771
Joy Global                                               18,510               394,263
                                                                      ---------------
Total                                                                       1,643,004
-------------------------------------------------------------------------------------


MARINE (0.2%)
Genco Shipping & Trading                                 42,324               522,278
-------------------------------------------------------------------------------------


MEDIA (0.8%)
Regal Entertainment Group Cl A                           65,351               876,357
Sirius XM Radio                                       3,148,671(b)          1,102,035
                                                                      ---------------
Total                                                                       1,978,392
-------------------------------------------------------------------------------------


METALS & MINING (2.4%)
AK Steel Holding                                        179,320             1,276,758
Allegheny Technologies                                   48,309(d)          1,059,416
Cliffs Natural Resources                                 18,273               331,838
Freeport-McMoRan Copper & Gold                           88,646             3,378,300
                                                                      ---------------
Total                                                                       6,046,312
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.2%)
JC Penney                                                71,626(d)          1,437,534
Nordstrom                                                91,039(d)          1,524,903
                                                                      ---------------
Total                                                                       2,962,437
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (6.9%)
Arch Coal                                                23,352(d)            312,216
Chesapeake Energy                                        55,771               951,453
CONSOL Energy                                            41,519             1,047,940
Denbury Resources                                       114,173(b,d)        1,696,611
El Paso                                                 248,256             1,551,600
Frontier Oil                                            160,471             2,052,424
Murphy Oil                                               22,168               992,461
Newfield Exploration                                    106,001(b)          2,406,222
Petrohawk Energy                                         43,734(b)            841,005
Southwestern Energy                                      41,356(b)          1,227,860
Tesoro                                                  154,480             2,080,846
Williams Companies                                      149,984(d)          1,706,818
XTO Energy                                               15,961               488,726
                                                                      ---------------
Total                                                                      17,356,182
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.2%)
Allergan                                                 31,274             1,493,646
Mylan                                                   243,921(b,d)        3,270,981
Shire ADR                                                87,504(c,d)        3,144,894
                                                                      ---------------
Total                                                                       7,909,521
-------------------------------------------------------------------------------------


ROAD & RAIL (0.3%)
Con-way                                                  35,880(d)            643,328
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.3%)
Altera                                                  122,257             2,145,610
ASML Holding                                             74,738(c,d)        1,308,662
Broadcom Cl A                                           111,762(b,d)        2,233,005
FormFactor                                               20,228(b,d)          364,509
MEMC Electronic Materials                                65,847(b)          1,085,817
NVIDIA                                                   99,781(b)            983,841
PMC-Sierra                                            1,550,411(b,d)        9,891,622
ReneSola ADR                                             93,352(b,c,d)        373,408
                                                                      ---------------
Total                                                                      18,386,474
-------------------------------------------------------------------------------------


SOFTWARE (10.7%)
Activision Blizzard                                     108,771(b)          1,137,745
Citrix Systems                                          185,013(b,d)        4,188,693
CommVault Systems                                        41,677(b)            457,197
Compuware                                               402,544(b)          2,652,765
Informatica                                             269,952(b)          3,579,563
Intuit                                                   35,777(b,d)          965,979
Novell                                                  267,810(b)          1,140,871
Quest Software                                           60,042(b)            761,333
TIBCO Software                                        1,721,085(b)         10,102,768
VMware Cl A                                              73,932(b)          1,746,274
                                                                      ---------------
Total                                                                      26,733,188
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (6.4%)
American Eagle Outfitters                               221,341             2,709,214
Dick's Sporting Goods                                   216,496(b,d)        3,089,398
GameStop Cl A                                           130,429(b,d)        3,654,621
Gap                                                      20,507               266,386
Limited Brands                                          102,982               895,943
Tiffany & Co                                             58,685(d)          1,265,249
TJX Companies                                            61,691             1,581,757
Urban Outfitters                                        157,668(b)          2,581,025
                                                                      ---------------
Total                                                                      16,043,593
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.6%)
lululemon athletica                                     167,026(b,c,d)      1,446,445
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.9%)
MGIC Investment                                         697,035(d)            989,790
Radian Group                                            642,429(d)          1,169,220
                                                                      ---------------
Total                                                                       2,159,010
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.6%)
American Tower Cl A                                      28,338(b)            862,325
NII Holdings                                             46,040(b)            690,600
                                                                      ---------------
Total                                                                       1,552,925
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $342,241,754)                                                     $238,833,455
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%               9,709,042(e)         $9,709,042
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,709,042)                                                         $9,709,042
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (27.6%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     69,020,166           $69,020,166
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $69,020,166)                                                       $69,020,166
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $420,970,962)                                                     $317,562,663
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 9.7% of net assets.

(d)  At March 31, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
79 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Growth Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $317,562,663          $--             $--        $317,562,663





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
80 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - Mid Cap Value Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (97.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.2%)
Goodrich                                                71,125             $2,694,926
-------------------------------------------------------------------------------------


AIRLINES (1.6%)
AMR                                                    157,148(b,d)           501,302
Continental Airlines Cl B                               75,013(b)             660,865
Delta Air Lines                                        241,157(b)           1,357,714
UAL                                                     89,661(b)             401,681
US Airways Group                                       201,122(b,d)           508,839
                                                                      ---------------
Total                                                                       3,430,401
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.7%)
Invesco                                                108,618              1,505,445
-------------------------------------------------------------------------------------


CHEMICALS (4.2%)
Eastman Chemical                                       117,693              3,154,172
Lubrizol                                                79,982              2,720,188
PPG Inds                                                92,977              3,430,852
                                                                      ---------------
Total                                                                       9,305,212
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.1%)
Cullen/Frost Bankers                                    27,584(d)           1,294,793
M&T Bank                                                25,893(d)           1,171,399
                                                                      ---------------
Total                                                                       2,466,192
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.1%)
Ritchie Bros Auctioneers                               125,960(c,d)         2,341,596
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (2.0%)
Chicago Bridge & Iron                                   83,598(c)             524,159
Fluor                                                   27,785                959,972
Foster Wheeler                                          44,937(b)             785,049
Insituform Technologies Cl A                            20,034(b)             313,332
Jacobs Engineering Group                                28,739(b,d)         1,111,050
KBR                                                     45,038                621,975
                                                                      ---------------
Total                                                                       4,315,537
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.6%)
CEMEX ADR                                              204,080(b,c,d)       1,275,500
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.5%)
Genuine Parts                                           40,432              1,207,300
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.4%)
CIT Group                                            1,091,170              3,109,835
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (3.8%)
CenturyTel                                              66,807(d)           1,878,613
Embarq                                                  47,010              1,779,329
Qwest Communications Intl                              916,106(d)           3,133,082
Windstream                                             211,305              1,703,118
                                                                      ---------------
Total                                                                       8,494,142
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.7%)
Allegheny Energy                                       108,028              2,503,008
Pepco Holdings                                         194,599              2,428,596
Pinnacle West Capital                                   41,126(d)           1,092,307
                                                                      ---------------
Total                                                                       6,023,911
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (3.0%)
AO Smith                                                55,860(d)           1,406,555
Cooper Inds Cl A                                       164,416(d)           4,251,798
Rockwell Automation                                     48,243              1,053,627
                                                                      ---------------
Total                                                                       6,711,980
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.3%)
Agilent Technologies                                    95,792(b)           1,472,323
Celestica                                              394,213(b,c)         1,403,398
                                                                      ---------------
Total                                                                       2,875,721
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (3.3%)
BJ Services                                            210,795              2,097,411
Cameron Intl                                            85,187(b)           1,868,151
Transocean                                              25,642(b,c)         1,508,775
Weatherford Intl                                       168,275(b)           1,862,804
                                                                      ---------------
Total                                                                       7,337,141
-------------------------------------------------------------------------------------


GAS UTILITIES (1.5%)
EQT                                                     44,037              1,379,679
Questar                                                 67,863              1,997,208
                                                                      ---------------
Total                                                                       3,376,887
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Hospira                                                 53,290(b)           1,644,529
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.1%)
Humana                                                  48,088(b)           1,254,135
McKesson                                                33,517              1,174,436
                                                                      ---------------
Total                                                                       2,428,571
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.7%)
Royal Caribbean Cruises                                186,419(d)           1,493,216
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (3.1%)
Centex                                                  59,792                448,440
DR Horton                                              114,875              1,114,288
KB Home                                                 42,005                553,626
Mohawk Inds                                             44,794(b)           1,337,997
Pulte Homes                                             77,933(d)             851,808
Stanley Works                                           89,307              2,600,619
                                                                      ---------------
Total                                                                       6,906,778
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.4%)
McDermott Intl                                          60,975(b)             816,455
-------------------------------------------------------------------------------------


INSURANCE (13.2%)
Aon                                                     71,547              2,920,549
Arch Capital Group                                      17,903(b,c)           964,256
Assurant                                                88,590              1,929,490
Axis Capital Holdings                                  148,328(c)           3,343,313
Everest Re Group                                        85,533(c)           6,055,736
Lincoln Natl                                           150,295              1,005,474
Marsh & McLennan Companies                              84,309              1,707,257
PartnerRe                                               99,083(c)           6,150,081
Willis Group Holdings                                   95,017(c,d)         2,090,374
XL Capital Cl A                                        553,187(c)           3,020,401
                                                                      ---------------
Total                                                                      29,186,931
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.7%)
Hasbro                                                  65,238(d)           1,635,517
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.2%)
Covance                                                 34,490(b,d)         1,228,879
Life Technologies                                       40,704(b)           1,322,066
                                                                      ---------------
Total                                                                       2,550,945
-------------------------------------------------------------------------------------


MACHINERY (4.9%)
AGCO                                                    57,786(b)           1,132,606
Cummins                                                 42,023              1,069,485
Eaton                                                  105,694              3,895,880
Ingersoll-Rand Cl A                                    155,630(c)           2,147,694
Manitowoc                                              159,242(d)             520,721
Parker Hannifin                                         46,071              1,565,493
Terex                                                   66,650(b,d)           616,513
                                                                      ---------------
Total                                                                      10,948,392
-------------------------------------------------------------------------------------


MEDIA (2.2%)
Natl CineMedia                                         145,378              1,916,082
Regal Entertainment Group Cl A                         227,243              3,047,329
                                                                      ---------------
Total                                                                       4,963,411
-------------------------------------------------------------------------------------


METALS & MINING (2.4%)
Freeport-McMoRan Copper & Gold                          61,891              2,358,666
Nucor                                                   59,879              2,285,581
United States Steel                                     28,629(d)             604,931
                                                                      ---------------
Total                                                                       5,249,178
-------------------------------------------------------------------------------------


MULTILINE RETAIL (2.5%)
Family Dollar Stores                                   115,418              3,851,498
Macy's                                                 186,815              1,662,654
                                                                      ---------------
Total                                                                       5,514,152
-------------------------------------------------------------------------------------


MULTI-UTILITIES (3.9%)
DTE Energy                                              59,100              1,637,070
Sempra Energy                                           86,686              4,008,360
Wisconsin Energy                                        73,005              3,005,616
                                                                      ---------------
Total                                                                       8,651,046
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
81 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


OIL, GAS & CONSUMABLE FUELS (7.0%)
Chesapeake Energy                                       74,212             $1,266,057
El Paso                                                242,942              1,518,388
Enbridge                                               119,585(c)           3,444,047
Newfield Exploration                                    96,318(b)           2,186,419
Pioneer Natural Resources                               85,048(d)           1,400,741
Southwestern Energy                                     91,473(b)           2,715,833
Sunoco                                                  35,876                949,996
Ultra Petroleum                                         57,450(b)           2,061,881
                                                                      ---------------
Total                                                                      15,543,362
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.3%)
King Pharmaceuticals                                   159,705(b)           1,129,114
Mylan                                                  454,689(b)           6,097,380
                                                                      ---------------
Total                                                                       7,226,494
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (3.1%)
AvalonBay Communities                                   30,128(d)           1,417,824
Boston Properties                                       17,879(d)             626,301
Equity Residential                                      80,537              1,477,854
General Growth Properties                              254,253(d)             174,163
Rayonier                                                72,686              2,196,571
Ventas                                                  39,401                890,857
                                                                      ---------------
Total                                                                       6,783,570
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
St. Joe                                                 63,145(b,d)         1,057,047
-------------------------------------------------------------------------------------


ROAD & RAIL (1.6%)
CSX                                                     80,589              2,083,226
Kansas City Southern                                   119,876(b,d)         1,523,624
                                                                      ---------------
Total                                                                       3,606,850
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.0%)
ASML Holding                                            81,532(c)           1,427,625
Lam Research                                            69,251(b,d)         1,576,845
LSI                                                    612,234(b)           1,861,191
Maxim Integrated Products                              169,102              2,233,837
Microchip Technology                                   119,484(d)           2,531,867
Micron Technology                                      373,481(b,d)         1,516,333
                                                                      ---------------
Total                                                                      11,147,698
-------------------------------------------------------------------------------------


SOFTWARE (3.9%)
Adobe Systems                                           65,388(b)           1,398,649
Autodesk                                                86,849(b)           1,459,932
BMC Software                                            76,902(b)           2,537,766
McAfee                                                  95,495(b,d)         3,199,083
                                                                      ---------------
Total                                                                       8,595,430
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.8%)
Bed Bath & Beyond                                       70,700(b,d)         1,749,825
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.4%)
VF                                                      55,595              3,175,030
-------------------------------------------------------------------------------------


TOBACCO (3.4%)
Lorillard                                              121,723              7,515,178
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $347,078,917)                                                     $214,861,331
-------------------------------------------------------------------------------------





BONDS (0.2%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl Cv
 Sr Unsecured
 11-15-25                            3.50%            $440,000               $407,227
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $535,617)                                                             $407,227
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%               6,582,079(e)         $6,582,079
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $6,582,079)                                                         $6,582,079
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (12.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     28,097,654           $28,097,654
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $28,097,654)                                                       $28,097,654
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $382,294,267)                                                     $249,948,291
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 16.1% of net assets.

(d)  At March 31, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
82 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Value Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $249,541,064        $407,227          $--        $249,948,291





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
83 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - S&P 500 Index Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (98.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.6%)
Boeing                                                   17,576              $625,354
General Dynamics                                          9,352               388,950
Goodrich                                                  2,948               111,700
Honeywell Intl                                           17,417               485,238
L-3 Communications Holdings                               2,865               194,247
Lockheed Martin                                           7,984               551,136
Northrop Grumman                                          7,840               342,138
Precision Castparts                                       3,340               200,066
Raytheon                                                  9,933               386,791
Rockwell Collins                                          3,802(d)            124,097
United Technologies                                      21,700               932,665
                                                                      ---------------
Total                                                                       4,342,382
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.1%)
CH Robinson Worldwide                                     4,060(d)            185,177
Expeditors Intl of Washington                             5,090               143,996
FedEx                                                     7,464(d)            332,073
United Parcel Service Cl B                               22,423(d)          1,103,660
                                                                      ---------------
Total                                                                       1,764,906
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Southwest Airlines                                       17,744(d)            112,320
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                    5,785(b,d)           36,214
Johnson Controls                                         14,248               170,976
                                                                      ---------------
Total                                                                         207,190
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Ford Motor                                               57,297(b,d)          150,691
General Motors                                           14,642(d)             28,405
Harley-Davidson                                           5,586(d)             74,797
                                                                      ---------------
Total                                                                         253,893
-------------------------------------------------------------------------------------


BEVERAGES (2.7%)
Brown-Forman Cl B                                         2,350                91,251
Coca-Cola                                                47,724             2,097,469
Coca-Cola Enterprises                                     7,610               100,376
Constellation Brands Cl A                                 4,670(b)             55,573
Dr Pepper Snapple Group                                   6,085(b)            102,897
Molson Coors Brewing Cl B                                 3,570               122,380
Pepsi Bottling Group                                      3,244                71,822
PepsiCo                                                  37,248             1,917,527
                                                                      ---------------
Total                                                                       4,559,295
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (2.2%)
Amgen                                                    25,410(b)          1,258,304
Biogen Idec                                               6,994(b)            366,625
Celgene                                                  10,985(b)            487,734
Cephalon                                                  1,640(b,d)          111,684
Genzyme                                                   6,492(b)            385,560
Gilead Sciences                                          22,060(b)          1,021,819
                                                                      ---------------
Total                                                                       3,631,726
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (--%)
Masco                                                     8,629                60,230
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.5%)
Ameriprise Financial                                      5,196               106,466
Bank of New York Mellon                                  27,530               777,723
Charles Schwab                                           22,446(d)            347,913
E*TRADE Financial                                        13,500(b,d)           17,280
Federated Investors Cl B                                  2,120                47,191
Franklin Resources                                        3,625(d)            195,279
Goldman Sachs Group                                       9,882             1,047,689
Invesco                                                   9,235               127,997
Janus Capital Group                                       3,783(d)             25,157
Legg Mason                                                3,405(d)             54,140
Morgan Stanley                                           25,477               580,111
Northern Trust                                            5,347(d)            319,858
State Street                                             10,362(d,e)          318,942
T Rowe Price Group                                        6,200(d)            178,932
                                                                      ---------------
Total                                                                       4,144,678
-------------------------------------------------------------------------------------


CHEMICALS (1.8%)
Air Products & Chemicals                                  5,025               282,656
CF Inds Holdings                                            628                44,670
Dow Chemical                                             22,153               186,750
Eastman Chemical                                          1,737                46,552
Ecolab                                                    4,024(e)            139,754
EI du Pont de Nemours & Co                               21,642               483,266
Intl Flavors & Fragrances                                 1,886                57,448
Monsanto                                                 12,347             1,026,035
PPG Inds                                                  3,943               145,497
Praxair                                                   7,398               497,810
Sigma-Aldrich                                             3,006(d)            113,597
                                                                      ---------------
Total                                                                       3,024,035
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.8%)
BB&T                                                     13,255(d)            224,275
Comerica                                                  3,607(d)             66,044
Fifth Third Bancorp                                      13,856(d)             40,460
First Horizon Natl                                        5,050(d)             54,239
First Horizon Natl                                       24,452                     3
Huntington Bancshares                                     8,782(d)             14,578
KeyCorp                                                  11,875                93,456
M&T Bank                                                  1,850(d)             83,694
Marshall & Ilsley                                         6,239(d)             35,126
PNC Financial Services Group                             10,268               300,750
Regions Financial                                        16,596                70,699
SunTrust Banks                                            8,489                99,661
US Bancorp                                               42,089               614,920
Wells Fargo & Co                                         94,727(d)          1,348,912
Zions Bancorporation                                      2,768(d)             27,209
                                                                      ---------------
Total                                                                       3,074,026
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.5%)
Avery Dennison                                            2,554                57,056
Cintas                                                    3,153                77,942
Iron Mountain                                             2,642(b,d)           58,573
Pitney Bowes                                              4,946               115,489
Republic Services                                         7,703               132,106
RR Donnelley & Sons                                       4,918                36,049
Stericycle                                                2,055(b)             98,085
Waste Management                                         11,770               301,313
                                                                      ---------------
Total                                                                         876,613
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (3.0%)
Ciena                                                     2,165(b,d)           16,844
Cisco Systems                                           140,436(b)          2,355,111
Corning                                                  37,284               494,759
Harris                                                    3,230                93,476
JDS Uniphase                                              5,277(b,d)           17,150
Juniper Networks                                         12,660(b,d)          190,660
Motorola                                                 54,359(d)            229,939
QUALCOMM                                                 39,712(d)          1,545,194
Tellabs                                                   9,543(b)             43,707
                                                                      ---------------
Total                                                                       4,986,840
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (5.1%)
Apple                                                    20,492(b)          2,154,120
Dell                                                     41,511(b)            393,524
EMC                                                      48,946(b)            557,984
Hewlett-Packard                                          56,255             1,803,535
IBM                                                      31,854             3,086,335
Lexmark Intl Cl A                                         1,881(b)             31,732
NetApp                                                    7,919(b,d)          117,518
QLogic                                                    3,068(b)             34,116
SanDisk                                                   5,420(b,d)           68,563
Sun Microsystems                                         17,717(b)            129,688
Teradata                                                  4,224(b)             68,513
                                                                      ---------------
Total                                                                       8,445,628
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                     4,358               150,569
Jacobs Engineering Group                                  2,950(b,d)          114,047
                                                                      ---------------
Total                                                                         264,616
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                          2,637(d)            116,793
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
84 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


CONSUMER FINANCE (0.4%)
American Express                                         27,824(d)           $379,240
Capital One Financial                                     9,390(d)            114,934
Discover Financial Services                              11,513(d)             72,647
SLM                                                      11,207(b,d)           55,475
                                                                      ---------------
Total                                                                         622,296
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.2%)
Ball                                                      2,268                98,431
Bemis                                                     2,388                50,076
Owens-Illinois                                            2,833(b)             40,909
Pactiv                                                    3,148(b)             45,929
Sealed Air                                                3,790                52,302
                                                                      ---------------
Total                                                                         287,647
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Genuine Parts                                             3,826               114,244
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group Cl A                                         2,553(b)            199,977
H&R Block                                                 8,132               147,921
                                                                      ---------------
Total                                                                         347,898
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (2.7%)
Bank of America                                         153,356             1,045,888
CIT Group                                                 8,655                24,667
Citigroup                                               130,711(d)            330,699
CME Group                                                 1,605(d)            395,456
IntercontinentalExchange                                  1,730(b)            128,833
JPMorgan Chase & Co                                      85,466             2,271,685
Leucadia Natl                                             4,245(b)             63,208
Moody's                                                   4,660               106,807
NASDAQ OMX Group                                          3,270(b,d)           64,027
NYSE Euronext                                             6,355(d)            113,755
                                                                      ---------------
Total                                                                       4,545,025
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (3.5%)
AT&T                                                    137,254             3,458,801
CenturyTel                                                2,405(d)             67,629
Embarq                                                    3,405               128,879
Frontier Communications                                   7,468                53,620
Qwest Communications Intl                                35,142(d)            120,186
Verizon Communications                                   65,512             1,978,462
Windstream                                               10,537                84,928
                                                                      ---------------
Total                                                                       5,892,505
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.4%)
Allegheny Energy                                          4,057                94,001
American Electric Power                                   9,675               244,391
Duke Energy                                              30,353               434,655
Edison Intl                                               7,811               225,035
Entergy                                                   4,542               309,265
Exelon                                                   14,588               662,148
FirstEnergy                                               7,316               282,398
FPL Group                                                 9,804(d)            497,357
Northeast Utilities                                       3,679                79,430
Pepco Holdings                                            5,185                64,709
Pinnacle West Capital                                     2,417(d)             64,196
PPL                                                       8,996               258,275
Progress Energy                                           6,311               228,837
Southern                                                 18,574               568,735
                                                                      ---------------
Total                                                                       4,013,432
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.4%)
Cooper Inds Cl A                                          4,160               107,578
Emerson Electric                                         18,394               525,700
Rockwell Automation                                       3,394(d)             74,125
                                                                      ---------------
Total                                                                         707,403
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Agilent Technologies                                      8,393(b)            129,001
Amphenol Cl A                                             4,215               120,085
FLIR Systems                                              2,356(b)             48,251
Jabil Circuit                                             5,055                28,106
Molex                                                     3,383(d)             46,482
Tyco Electronics                                         10,972(c)            121,131
                                                                      ---------------
Total                                                                         493,056
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.5%)
Baker Hughes                                              7,381               210,728
BJ Services                                               6,998                69,630
Cameron Intl                                              5,265(b)            115,461
Diamond Offshore Drilling                                 1,143(d)             71,849
ENSCO Intl                                                3,400                89,760
Halliburton                                              21,434               331,584
Nabors Inds                                               6,830(b,c)           68,232
Natl Oilwell Varco                                       10,010(b,d)          287,387
Rowan Companies                                           2,710(d)             32,439
Schlumberger                                             27,091(d)          1,100,436
Smith Intl                                                5,265               113,092
                                                                      ---------------
Total                                                                       2,490,598
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.5%)
Costco Wholesale                                         10,349(d)            479,366
CVS Caremark                                             32,182               884,683
Kroger                                                   15,654               332,178
Safeway                                                  10,283               207,614
SUPERVALU                                                 5,083                72,585
SYSCO                                                    14,367               327,568
Walgreen                                                 23,744(d)            616,394
Wal-Mart Stores                                          53,633             2,794,279
Whole Foods Market                                        3,370(d)             56,616
                                                                      ---------------
Total                                                                       5,771,283
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.8%)
Archer-Daniels-Midland                                   15,385               427,395
Campbell Soup                                             4,934               134,994
ConAgra Foods                                            10,722               180,880
Dean Foods                                                3,695(b)             66,806
General Mills                                             8,014               399,738
Hershey                                                   3,980               138,305
HJ Heinz                                                  7,547(d)            249,504
Hormel Foods                                                926                29,363
JM Smucker                                                2,840               105,847
Kellogg                                                   6,041               221,282
Kraft Foods Cl A                                         32,733               729,619
McCormick & Co                                            3,120                92,258
Sara Lee                                                 16,955               136,996
Tyson Foods Cl A                                          7,250                68,078
                                                                      ---------------
Total                                                                       2,981,065
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
EQT                                                       3,135                98,220
Nicor                                                     1,108                36,819
Questar                                                   4,160               122,428
                                                                      ---------------
Total                                                                         257,467
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Baxter Intl                                              13,829               708,321
Becton Dickinson & Co                                     5,830               392,009
Boston Scientific                                        36,011(b)            286,287
Covidien                                                 12,082(c)            401,606
CR Bard                                                   2,382               189,893
DENTSPLY Intl                                             3,570(d)             95,855
Hospira                                                   3,827(b)            118,101
Intuitive Surgical                                          955(b,d)           91,069
Medtronic                                                24,707               728,116
St. Jude Medical                                          8,254(b,d)          299,868
Stryker                                                   5,808               197,704
Varian Medical Systems                                    2,985(b,d)           90,863
Zimmer Holdings                                           5,388(b)            196,662
                                                                      ---------------
Total                                                                       3,796,354
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.1%)
Aetna                                                    11,058               269,041
AmerisourceBergen                                         3,748(d)            122,410
Cardinal Health                                           8,623               271,452
CIGNA                                                     6,590               115,918
Coventry Health Care                                      3,575(b)             46,261
DaVita                                                    2,490(b)            109,436
Express Scripts                                           5,940(b)            274,250
Humana                                                    4,051(b)            105,650
Laboratory Corp of America Holdings                       2,588(b,d)          151,372
McKesson                                                  6,614               231,755
Medco Health Solutions                                   11,950(b)            494,013
Patterson Companies                                       2,185(b,d)           41,209
Quest Diagnostics                                         3,800               180,424
Tenet Healthcare                                          9,959(b)             11,552
UnitedHealth Group                                       28,968               606,299
WellPoint                                                12,212(b)            463,690
                                                                      ---------------
Total                                                                       3,494,732
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
IMS Health                                                4,365                54,432
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Unit                                            10,477               226,303
Darden Restaurants                                        3,323(d)            113,846
Intl Game Technology                                      7,066                65,149
Marriott Intl Cl A                                        7,038(d)            115,142
McDonald's                                               26,730             1,458,655
Starbucks                                                17,642(b,d)          196,003
Starwood Hotels & Resorts Worldwide                       4,385(d)             55,690
Wyndham Worldwide                                         4,255                17,871


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
85 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Wynn Resorts                                              1,495(b,d)          $29,855
Yum! Brands                                              11,092               304,808
                                                                      ---------------
Total                                                                       2,583,322
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.3%)
Black & Decker                                            1,442                45,510
Centex                                                    2,982                22,365
DR Horton                                                 6,610                64,117
Fortune Brands                                            3,599                88,355
Harman Intl Inds                                          1,400(d)             18,942
KB Home                                                   1,806                23,803
Leggett & Platt                                           3,747                48,674
Lennar Cl A                                               3,390                25,459
Newell Rubbermaid                                         6,650                42,427
Pulte Homes                                               5,130(d)             56,071
Snap-On                                                   1,381                34,663
Stanley Works                                             1,891                55,066
Whirlpool                                                 1,768(d)             52,315
                                                                      ---------------
Total                                                                         577,767
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (2.7%)
Clorox                                                    3,329               171,377
Colgate-Palmolive                                        11,163               658,394
Kimberly-Clark                                            9,924               457,596
Procter & Gamble                                         69,564             3,275,768
                                                                      ---------------
Total                                                                       4,563,135
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                      16,133(b)             93,732
Constellation Energy Group                                4,276                88,342
Dynegy Cl A                                              12,133(b,d)           17,108
                                                                      ---------------
Total                                                                         199,182
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (2.0%)
3M                                                       16,616               826,148
General Electric                                        241,988(d)          2,446,498
Textron                                                   5,786(d)             33,212
                                                                      ---------------
Total                                                                       3,305,858
-------------------------------------------------------------------------------------


INSURANCE (2.1%)
AFLAC                                                    11,179               216,425
Allstate                                                 12,856               246,192
American Intl Group                                      64,495(d)             64,495
Aon                                                       6,466               263,942
Assurant                                                  2,825                61,529
Chubb                                                     8,532               361,074
Cincinnati Financial                                      3,890                88,964
Genworth Financial Cl A                                  10,390                19,741
Hartford Financial Services Group                         7,223(d)             56,701
Lincoln Natl                                              6,140                41,077
Loews                                                     8,684               191,916
Marsh & McLennan Companies                               12,333               249,743
MBIA                                                      4,521(b,d)           20,706
MetLife                                                  19,033               433,381
Principal Financial Group                                 6,218(d)             50,863
Progressive                                              16,202(b)            217,755
Prudential Financial                                     10,172               193,471
Torchmark                                                 2,035(d)             53,378
Travelers Companies                                      14,023               569,896
Unum Group                                                7,941(d)             99,263
XL Capital Cl A                                           7,930(c)             43,298
                                                                      ---------------
Total                                                                       3,543,810
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.4%)
Amazon.com                                                7,710(b,d)          566,222
Expedia                                                   5,020(b)             45,582
                                                                      ---------------
Total                                                                         611,804
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.7%)
Akamai Technologies                                       4,060(b,d)           78,764
eBay                                                     25,728(b)            323,144
Google Cl A                                               5,511(b)          1,918,158
VeriSign                                                  4,650(b,d)           87,746
Yahoo!                                                   33,290(b)            426,445
                                                                      ---------------
Total                                                                       2,834,257
-------------------------------------------------------------------------------------


IT SERVICES (1.1%)
Affiliated Computer Services Cl A                         2,340(b)            112,063
Automatic Data Processing                                12,182(d)            428,319
Cognizant Technology Solutions Cl A                       6,980(b)            145,114
Computer Sciences                                         3,634(b)            133,877
Convergys                                                 2,927(b)             23,650
Fidelity Natl Information Services                        4,555                82,901
Fiserv                                                    3,841(b,d)          140,043
MasterCard Cl A                                           1,735(d)            290,578
Paychex                                                   7,699               197,633
Total System Services                                     4,725                65,252
Western Union                                            17,166               215,777
                                                                      ---------------
Total                                                                       1,835,207
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                             6,443(d)             24,483
Hasbro                                                    2,975(d)             74,583
Mattel                                                    8,599(d)             99,147
                                                                      ---------------
Total                                                                         198,213
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.4%)
Life Technologies                                         4,142(b)            134,532
Millipore                                                 1,320(b)             75,781
PerkinElmer                                               2,836                36,216
Thermo Fisher Scientific                                 10,079(b)            359,518
Waters                                                    2,356(b)             87,054
                                                                      ---------------
Total                                                                         693,101
-------------------------------------------------------------------------------------


MACHINERY (1.5%)
Caterpillar                                              14,470(d)            404,581
Cummins                                                   4,832               122,974
Danaher                                                   6,136(d)            332,694
Deere & Co                                               10,242               336,655
Dover                                                     4,465               117,787
Eaton                                                     3,952               145,671
Flowserve                                                 1,360                76,323
Illinois Tool Works                                       9,440               291,224
Ingersoll-Rand Cl A                                       7,648(c)            105,542
ITT                                                       4,352               167,421
Manitowoc                                                 3,125(d)             10,219
PACCAR                                                    8,703(d)            224,189
Pall                                                      2,837                57,960
Parker Hannifin                                           3,865               131,333
                                                                      ---------------
Total                                                                       2,524,573
-------------------------------------------------------------------------------------


MEDIA (2.3%)
CBS Cl B                                                 16,313                62,642
Comcast Cl A                                             64,360               877,869
DIRECTV Group                                            13,095(b,d)          298,435
Gannett                                                   5,469(d)             12,032
Interpublic Group of Companies                           11,434(b,d)           47,108
McGraw-Hill Companies                                     7,542               172,486
Meredith                                                    887(d)             14,760
New York Times Cl A                                       2,790(d)             12,611
News Corp Cl A                                           55,170               365,225
Omnicom Group                                             7,450               174,330
Scripps Networks Interactive Cl A                         2,160(d)             48,622
Time Warner                                              28,681(d)            553,543
Time Warner Cable                                         8,433               209,144
Viacom Cl B                                              14,713(b)            255,712
Walt Disney                                              41,035               745,196
Washington Post Cl B                                        160                57,136
                                                                      ---------------
Total                                                                       3,906,851
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
AK Steel Holding                                          2,690                19,153
Alcoa                                                    19,193               140,877
Allegheny Technologies                                    2,306(d)             50,571
Freeport-McMoRan Copper & Gold                            9,056               345,124
Newmont Mining                                           10,899(d)            487,839
Nucor                                                     7,526               287,267
Titanium Metals                                           2,040                11,159
United States Steel                                       2,793(d)             59,016
                                                                      ---------------
Total                                                                       1,401,006
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.8%)
Big Lots                                                  1,972(b,d)           40,978
Family Dollar Stores                                      3,352(d)            111,856
JC Penney                                                 5,328(d)            106,933
Kohl's                                                    7,312(b)            309,444
Macy's                                                   10,086                89,765
Nordstrom                                                 3,808(d)             63,784
Sears Holdings                                            1,330(b,d)           60,794
Target                                                   18,055               620,912
                                                                      ---------------
Total                                                                       1,404,466
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.5%)
Ameren                                                    5,070               117,573
CenterPoint Energy                                        8,256                86,110
CMS Energy                                                5,426(d)             64,244
Consolidated Edison                                       6,564(d)            260,000
Dominion Resources                                       13,942               432,062
DTE Energy                                                3,915               108,446
Integrys Energy Group                                     1,838(d)             47,862


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
86 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MULTI-UTILITIES (CONT.)
NiSource                                                  6,573               $64,415
PG&E                                                      8,661(d,e)          331,023
Public Service Enterprise Group                          12,136               357,648
SCANA                                                     1,919                59,278
Sempra Energy                                             5,841               270,088
TECO Energy                                               5,105(d)             56,921
Wisconsin Energy                                          2,805(d)            115,482
Xcel Energy                                              10,767(d)            200,589
                                                                      ---------------
Total                                                                       2,571,741
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (0.1%)
Xerox                                                    20,760                94,458
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (11.5%)
Anadarko Petroleum                                       11,014               428,334
Apache                                                    8,024               514,258
Cabot Oil & Gas                                           2,480(d)             58,454
Chesapeake Energy                                        12,970               221,268
Chevron                                                  48,252             3,244,464
ConocoPhillips                                           35,763             1,400,479
CONSOL Energy                                             4,345               109,668
Denbury Resources                                         5,889(b)             87,511
Devon Energy                                             10,596               473,535
El Paso                                                  16,823(d)            105,144
EOG Resources                                             5,988               327,903
Exxon Mobil                                             120,744             8,222,665
Hess                                                      6,802               368,668
Marathon Oil                                             16,920               444,827
Massey Energy                                             2,040                20,645
Murphy Oil                                                4,565               204,375
Noble Energy                                              4,140               223,063
Occidental Petroleum                                     18,285             1,017,560
Peabody Energy                                            6,395               160,131
Pioneer Natural Resources                                 2,825(d)             46,528
Range Resources                                           3,730(d)            153,527
Southwestern Energy                                       8,235(b)            244,497
Spectra Energy                                           14,656               207,236
Sunoco                                                    2,806(d)             74,303
Tesoro                                                    3,325                44,788
Valero Energy                                            12,380               221,602
Williams Companies                                       13,875               157,898
XTO Energy                                               13,837(d)            423,689
                                                                      ---------------
Total                                                                      19,207,020
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.2%)
Intl Paper                                               10,256                72,202
MeadWestvaco                                              4,093(d)             49,075
Weyerhaeuser                                              5,069(d)            139,753
                                                                      ---------------
Total                                                                         261,030
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.2%)
Avon Products                                            10,226               196,646
Estee Lauder Companies Cl A                               2,800(d)             69,020
                                                                      ---------------
Total                                                                         265,666
-------------------------------------------------------------------------------------


PHARMACEUTICALS (8.0%)
Abbott Laboratories                                      35,730             1,704,321
Allergan                                                  7,380               352,469
Bristol-Myers Squibb                                     47,481             1,040,784
Eli Lilly & Co                                           22,113(d)            738,795
Forest Laboratories                                       7,230(b)            158,771
Johnson & Johnson                                        65,959             3,469,442
King Pharmaceuticals                                      5,915(b)             41,819
Merck & Co                                               50,709             1,356,466
Mylan                                                     7,310(b,d)           98,027
Pfizer                                                  161,738             2,202,872
Schering-Plough                                          38,995(e)            918,332
Watson Pharmaceuticals                                    2,512(b)             78,148
Wyeth                                                    31,933             1,374,396
                                                                      ---------------
Total                                                                      13,534,642
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (0.2%)
Dun & Bradstreet                                          1,290                99,330
Equifax                                                   3,030                74,084
Monster Worldwide                                         2,953(b,d)           24,067
Robert Half Intl                                          3,717(d)             66,274
                                                                      ---------------
Total                                                                         263,755
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
Apartment Investment & Management Cl A                    2,793(d)             15,306
AvalonBay Communities                                     1,944(d)             91,485
Boston Properties                                         2,895(d)            101,412
Equity Residential                                        6,529               119,807
HCP                                                       6,060(d)            108,171
Health Care REIT                                          2,471(d)             75,588
Host Hotels & Resorts                                    12,535                49,137
Kimco Realty                                              5,490(d)             41,834
Plum Creek Timber                                         3,999(d)            116,251
ProLogis                                                  6,395                41,568
Public Storage                                            3,010(d)            166,302
Simon Property Group                                      5,561(d)            192,632
Ventas                                                    1,821(d)             41,173
Vornado Realty Trust                                      3,398(d)            112,941
                                                                      ---------------
Total                                                                       1,273,607
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                               5,350(b)             21,561
-------------------------------------------------------------------------------------


ROAD & RAIL (0.9%)
Burlington Northern Santa Fe                              6,729               404,749
CSX                                                       9,462               244,593
Norfolk Southern                                          8,886               299,903
Ryder System                                              1,337                37,850
Union Pacific                                            12,144(d,e)          499,240
                                                                      ---------------
Total                                                                       1,486,335
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Micro Devices                                   14,590(b,d)           44,500
Altera                                                    7,129               125,114
Analog Devices                                            6,983               134,562
Applied Materials                                        32,176(d)            345,892
Broadcom Cl A                                            10,656(b,d)          212,907
Intel                                                   127,909             1,925,031
KLA-Tencor                                                4,053(d)             81,060
Linear Technology                                         5,318(d)            122,208
LSI                                                      15,469(b)             47,026
MEMC Electronic Materials                                 5,380(b,d)           88,716
Microchip Technology                                      4,365(d)             92,494
Micron Technology                                        18,319(b,d)           74,375
Natl Semiconductor                                        4,678(d)             48,043
Novellus Systems                                          2,340(b,d)           38,914
NVIDIA                                                   12,878(b,d)          126,977
Teradyne                                                  4,064(b)             17,800
Texas Instruments                                        31,093(d)            513,346
Xilinx                                                    6,571               125,900
                                                                      ---------------
Total                                                                       4,164,865
-------------------------------------------------------------------------------------


SOFTWARE (4.0%)
Adobe Systems                                            12,736(b)            272,423
Autodesk                                                  5,432(b)             91,312
BMC Software                                              4,501(b)            148,533
CA                                                        9,452(d)            166,450
Citrix Systems                                            4,355(b,d)           98,597
Compuware                                                 5,914(b)             38,973
Electronic Arts                                           7,694(b)            139,954
Intuit                                                    7,672(b,d)          207,144
McAfee                                                    3,720(b,d)          124,620
Microsoft                                               177,846             3,267,031
Novell                                                    8,284(b,d)           35,290
Oracle                                                   93,960(b)          1,697,857
Salesforce.com                                            2,515(b,d)           82,316
Symantec                                                 20,049(b)            299,532
                                                                      ---------------
Total                                                                       6,670,032
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (2.1%)
Abercrombie & Fitch Cl A                                  2,085(d)             49,623
AutoNation                                                2,590(b,d)           35,949
AutoZone                                                    916(b,d)          148,960
Bed Bath & Beyond                                         6,225(b,d)          154,069
Best Buy                                                  8,103(d,e)          307,590
GameStop Cl A                                             3,930(b)            110,119
Gap                                                      11,180               145,228
Home Depot                                               40,667               958,114
Limited Brands                                            6,493                56,489
Lowe's Companies                                         35,160               641,670
Office Depot                                              6,589(b)              8,632
OfficeMax                                                     1                     3
O'Reilly Automotive                                       3,176(b,d)          111,192
RadioShack                                                2,998                25,693
Sherwin-Williams                                          2,357               122,493
Staples                                                  17,112(d)            309,898
Tiffany & Co                                              2,955(d)             63,710
TJX Companies                                             9,988               256,092
                                                                      ---------------
Total                                                                       3,505,524
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                     7,840(b)            130,928
Nike Cl B                                                 9,412               441,329
Polo Ralph Lauren                                         1,345(d)             56,826
VF                                                        2,128               121,530
                                                                      ---------------
Total                                                                         750,613
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
87 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


THRIFTS & MORTGAGE FINANCE (0.2%)
Hudson City Bancorp                                      12,505              $146,183
People's United Financial                                 8,340               149,870
                                                                      ---------------
Total                                                                         296,053
-------------------------------------------------------------------------------------


TOBACCO (1.7%)
Altria Group                                             45,959               736,263
Lorillard                                                 4,030               248,812
Philip Morris Intl                                       46,495             1,654,292
Reynolds American                                         4,050               145,152
                                                                      ---------------
Total                                                                       2,784,519
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal                                                  3,095(d)             99,520
WW Grainger                                               1,546               108,498
                                                                      ---------------
Total                                                                         208,018
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Cl A                                       9,515(b,d)          289,542
Sprint Nextel                                            68,525(b,d)          244,634
                                                                      ---------------
Total                                                                         534,176
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $228,563,065)                                                     $163,810,775
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%               2,969,976(f)         $2,969,976
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,969,976)                                                         $2,969,976
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (13.6%)
                                                       SHARES                VALUE(a)


CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     22,645,377           $22,645,377
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $22,645,377)                                                       $22,645,377
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $254,178,418)                                                     $189,426,128
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION/
CONTRACT DESCRIPTION                            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                                 78            $3,099,720        June 2009         $210,699



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 0.4% of net assets.

(d)  At March 31, 2009, security was partially or fully on loan.

(e) At March 31, 2009, investments in securities included securities valued at $722,201 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
88 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $189,426,128          $--             $--        $189,426,128
Other financial instruments*                            210,699           --              --             210,699
----------------------------------------------------------------------------------------------------------------
Total                                              $189,636,827          $--             $--        $189,636,827
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
89 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - Short Duration U.S. Government Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (86.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (2.0%)
Kreditanstalt fuer Wiederaufbau
 05-19-09                              5.25%         $10,000,000(c)       $10,045,369
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (29.0%)
Federal Home Loan Bank
 04-09-09                              2.32              150,000              150,067
Federal Home Loan Mtge Corp
 03-23-10                              1.35            7,260,000            7,267,558
 04-01-10                              1.30            5,485,000            5,488,691
 08-18-10                              1.63            4,195,000            4,197,848
 01-07-11                              1.50            5,930,000(k)         5,947,956
 03-15-11                              5.63            1,312,000(k)         1,415,971
 03-23-12                              2.13            7,620,000(k)         7,677,744
 06-13-18                              4.88            1,720,000(k)         1,907,290
Federal Natl Mtge Assn
 04-28-10                              3.00            2,000,000            2,003,110
 03-02-11                              2.00            7,940,000            7,961,637
 03-23-11                              1.75            2,490,000            2,504,830
 04-09-13                              3.25            5,500,000(k)         5,740,801
 05-07-13                              4.09            4,855,000            4,870,041
 01-02-14                              5.13           11,484,000           11,868,829
 02-05-14                              2.75           10,195,000(k)        10,340,859
 11-15-30                              6.63            1,450,000(k)         1,902,781
U.S. Treasury
 06-30-10                              2.88            1,980,000(l)         2,035,224
 10-31-10                              1.50           20,105,000(k)        20,344,532
 02-28-11                              0.88           16,010,000(k)        16,040,579
 01-15-12                              1.13            3,500,000            3,502,188
 02-28-14                              1.88              840,000              849,190
 02-15-15                              4.00            6,775,000(k)         7,578,474
 02-15-26                              6.00              515,000              678,513
U.S. Treasury Inflation-Indexed Bond
 01-15-14                              2.00            9,408,899(g)         9,695,459
 01-15-15                              1.63            4,394,840(g)         4,439,430
                                                                      ---------------
Total                                                                     146,409,602
-------------------------------------------------------------------------------------


FDIC-INSURED DEBT (4.6%)(m)
Bank of America
 FDIC Govt Guaranty
 04-30-12                              2.10            4,280,000            4,288,697
General Electric Capital
 FDIC Govt Guaranty
 03-11-11                              1.80            6,555,000            6,589,675
Goldman Sachs Group
 FDIC Govt Guaranty
 07-15-11                              1.63            5,000,000(k)         5,003,655
JPMorgan Chase & Co
 FDIC Govt Guaranty
 02-23-11                              1.65            1,765,000(k)         1,771,811
Morgan Stanley
 FDIC Govt Guaranty
 02-10-12                              1.51            5,490,000            5,514,623
                                                                      ---------------
Total                                                                      23,168,461
-------------------------------------------------------------------------------------


GOVERNMENT GUARANTEED (1.0%)(q)
UK Barclays Bank
 Govt Guaranty
 03-05-12                              2.70            5,015,000(c,d)       5,039,353
-------------------------------------------------------------------------------------


ASSET-BACKED (3.8%)
Asset Backed Securities Corp Home Equity
 Series 2005-HE2 Cl M1
 02-25-35                              0.97            1,972,600(e)         1,562,652
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                              0.66              935,408(d,e)         925,292
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2005-FFH3 Cl 2A3
 09-25-35                              0.93              930,000(e)           826,983
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2006-FF18 Cl A2A
 12-25-37                              0.59            1,386,527(e)         1,283,293
Franklin Auto Trust
 Series 2004-2 Cl A4 (MBIA)
 08-15-12                              3.93            1,522,935(o)         1,419,400
GSAMP Trust
 Series 2006-HE8 Cl A2A
 01-25-37                              0.59            3,175,499(e)         2,767,633
JP Morgan Mtge Acquisition Corp
 Series 2006-HE2 Cl A3
 07-25-36                              0.57            2,600,821(e)         2,213,444
NovaStar Home Equity Loan
 Series 2006-4 Cl A2A (MGIC)
 09-25-36                              0.56            1,348,094(e,o)       1,257,817
Novistar Home Equity Loan
 Series 2007-2 Cl A2A
 09-25-37                              0.61            1,924,361(e)         1,563,994
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                              0.70            2,200,000(e)         1,119,746
Small Business Administration Participation Ctfs
 Series 2001-20H Cl 1
 08-01-21                              6.34              206,562              223,990
Small Business Administration
 Series 2001-10B Cl 1
 09-10-11                              5.89              120,985              125,438
Structured Asset Investment Loan Trust
 Series 2005-9 Cl A5
 11-25-35                              0.75            2,842,190(e)         2,264,278
Structured Asset Securities Corp
 Collateralized Mtge Obligation
 Series 2006-NC1 Cl A6
 05-25-36                              0.57            1,738,877(h)         1,595,474
                                                                      ---------------
Total                                                                      19,149,434
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (1.7%)(f)
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
 05-15-43                              4.39            1,617,496            1,606,861
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
 04-25-16                              5.65            2,550,443            2,764,067
Federal Natl Mtge Assn #381990
 10-01-09                              7.11              448,341              449,268
GE Capital Commercial Mtge
 Series 2001-3 Cl A1
 06-10-38                              5.56            3,994,019            3,989,832
                                                                      ---------------
Total                                                                       8,810,028
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (44.7%)(f,p)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                              6.17              878,001(h)           462,770
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                              0.69            1,700,764(h)           357,504
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
 05-25-47                              0.71            2,241,079(h)           866,313
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                             24.86              743,977(j)            99,702
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                              7.50              605,545              381,528
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
 09-25-46                              0.70            1,786,371(e)         1,167,686
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                              0.87            3,304,026(e)           776,533
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                              1.02            2,223,210(e)           242,449
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                              7.00            1,371,166(d)         1,012,038
Federal Home Loan Mtge Corp
 04-01-39                              4.50            2,500,000(b)         2,551,563
 04-01-39                              5.50            3,000,000(b)         3,112,500
Federal Home Loan Mtge Corp # A85038
 03-01-39                              5.00              596,033              615,340


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
90 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp # G05186
 02-01-39                              5.00%             $33,692              $34,787
Federal Home Loan Mtge Corp #1G0847
 07-01-35                              4.71            4,242,273(h)         4,306,857
Federal Home Loan Mtge Corp #1G2598
 01-01-37                              6.10            1,235,327(h)         1,282,038
Federal Home Loan Mtge Corp #1J0614
 09-01-37                              5.68            1,718,860(h)         1,781,565
Federal Home Loan Mtge Corp #1J1621
 05-01-37                              5.87            2,941,049(h)         3,057,071
Federal Home Loan Mtge Corp #A18107
 01-01-34                              5.50            1,647,461            1,714,727
Federal Home Loan Mtge Corp #A82811
 11-01-38                              5.00              541,326              558,915
Federal Home Loan Mtge Corp #A83261
 11-01-38                              5.00              424,982              438,791
Federal Home Loan Mtge Corp #A84206
 01-01-38                              5.00              500,001              516,979
Federal Home Loan Mtge Corp #A84849
 03-01-39                              5.00            4,404,467            4,547,580
Federal Home Loan Mtge Corp #B16408
 09-01-19                              5.50              906,494              947,778
Federal Home Loan Mtge Corp #C73304
 11-01-32                              7.00              365,969              393,216
Federal Home Loan Mtge Corp #D95319
 03-01-22                              6.00               92,499               97,423
Federal Home Loan Mtge Corp #E00489
 06-01-12                              7.00                3,341                3,484
Federal Home Loan Mtge Corp #E81240
 06-01-15                              7.50              616,687              650,380
Federal Home Loan Mtge Corp #E92454
 11-01-17                              5.00              498,144              520,914
Federal Home Loan Mtge Corp #E95188
 03-01-18                              6.00              310,244              325,198
Federal Home Loan Mtge Corp #G04690
 09-01-38                              5.00              500,000              516,246
Federal Home Loan Mtge Corp #G04710
 09-01-38                              6.00            6,416,124            6,714,826
Federal Home Loan Mtge Corp #G05255
 12-01-38                              5.00              500,000              516,246
Federal Home Loan Mtge Corp #G10669
 03-01-12                              7.50              169,643              178,325
Federal Home Loan Mtge Corp #G11243
 04-01-17                              6.50              813,984              855,099
Federal Home Loan Mtge Corp #G12100
 11-01-13                              5.00               52,940               54,409
Federal Home Loan Mtge Corp #H01724
 09-01-37                              6.00            2,806,562            2,924,635
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
 03-15-22                             17.62            1,828,689(j)           178,873
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2783 Cl MI
 03-15-25                          2,218.99              202,637(j)               405
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                             71.22              586,399(j)            14,097
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
 06-15-16                              7.00              713,308              753,501
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2843 Cl BA
 01-15-18                              5.00              694,173              717,645
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 3346 Cl FA
 02-15-19                              0.79            5,107,255(e)         4,987,454
Federal Natl Mtge Assn
 04-01-24                              4.50            2,625,000(b)         2,702,109
 04-01-24                              5.00              500,000(b)           518,438
 04-01-24                              5.50            2,225,000(b)         2,319,563
 05-01-38                              6.00            5,000,000(b)         5,209,375
 04-01-39                              4.50            9,200,000(b)         9,401,249
Federal Natl Mtge Assn #190353
 08-01-34                              5.00            2,243,877(l)         2,320,835
Federal Natl Mtge Assn #252211
 01-01-29                              6.00               80,995               85,391
Federal Natl Mtge Assn #252409
 03-01-29                              6.50              905,681              966,090
Federal Natl Mtge Assn #254384
 06-01-17                              7.00              199,154              210,412
Federal Natl Mtge Assn #254723
 05-01-23                              5.50            2,577,311            2,692,240
Federal Natl Mtge Assn #254748
 04-01-13                              5.50              463,429              485,677
Federal Natl Mtge Assn #254757
 05-01-13                              5.00              462,978              479,432
Federal Natl Mtge Assn #254774
 05-01-13                              5.50              363,657              375,555
Federal Natl Mtge Assn #255488
 10-01-14                              5.50              742,490              769,874
Federal Natl Mtge Assn #255501
 09-01-14                              6.00              505,837              528,111
Federal Natl Mtge Assn #313470
 08-01-10                              7.50               60,601               61,577
Federal Natl Mtge Assn #323133
 04-01-13                              5.50               22,355               23,499
Federal Natl Mtge Assn #357324
 01-01-33                              5.00            2,759,343            2,858,723
Federal Natl Mtge Assn #357485
 02-01-34                              5.50            3,486,161(l)         3,633,505
Federal Natl Mtge Assn #507182
 07-01-14                              6.00               48,925               51,451
Federal Natl Mtge Assn #512232
 05-01-29                              7.00               28,268               30,537
Federal Natl Mtge Assn #535168
 12-01-14                              5.50               78,622               82,645
Federal Natl Mtge Assn #545818
 07-01-17                              6.00              765,307              801,685
Federal Natl Mtge Assn #545864
 08-01-17                              5.50            1,116,313            1,172,636
Federal Natl Mtge Assn #545910
 08-01-17                              6.00              935,650(l)           980,449
Federal Natl Mtge Assn #555063
 11-01-17                              5.50            1,347,205            1,414,149
Federal Natl Mtge Assn #555343
 08-01-17                              6.00              363,480              382,707
Federal Natl Mtge Assn #555367
 03-01-33                              6.00            2,050,055            2,153,619
Federal Natl Mtge Assn #555375
 04-01-33                              6.00              103,544              110,241
Federal Natl Mtge Assn #602630
 10-01-31                              7.00              175,721              189,356
Federal Natl Mtge Assn #606789
 10-01-31                              7.00            1,311,867            1,413,665
Federal Natl Mtge Assn #626720
 01-01-17                              6.00              267,379              281,690
Federal Natl Mtge Assn #630992
 09-01-31                              7.00              703,468(l)           765,003
Federal Natl Mtge Assn #630993
 09-01-31                              7.50              644,137              698,872
Federal Natl Mtge Assn #633672
 06-01-17                              6.00              216,328              226,960
Federal Natl Mtge Assn #636720
 05-01-17                              5.50               74,203               77,907
Federal Natl Mtge Assn #638210
 05-01-32                              6.50               73,796               78,342
Federal Natl Mtge Assn #648040
 06-01-32                              6.50              508,473              539,692
Federal Natl Mtge Assn #648349
 06-01-17                              6.00              735,846(l)           770,970
Federal Natl Mtge Assn #648679
 07-01-32                              6.00            1,949,047            2,047,508
Federal Natl Mtge Assn #656562
 02-01-33                              7.00              161,013              174,704
Federal Natl Mtge Assn #665752
 09-01-32                              6.50              423,034              449,007
Federal Natl Mtge Assn #668412
 02-01-18                              5.50              388,383              407,022
Federal Natl Mtge Assn #670387
 08-01-32                              7.00               12,105               13,045
Federal Natl Mtge Assn #671054
 01-01-33                              7.00               20,866               22,472
Federal Natl Mtge Assn #671174
 02-01-33                              4.66              387,067(h)           389,025
Federal Natl Mtge Assn #675692
 02-01-18                              6.00              372,694              392,408
Federal Natl Mtge Assn #678940
 02-01-18                              5.50              585,145(l)           613,713
Federal Natl Mtge Assn #684588
 03-01-33                              6.50              203,319              216,672
Federal Natl Mtge Assn #688181
 03-01-33                              6.00              911,002              957,024
Federal Natl Mtge Assn #695838
 04-01-18                              5.50              179,589(l)           188,061
Federal Natl Mtge Assn #701937
 04-01-33                              6.00              146,088              153,377


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
91 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #704610
 06-01-33                              5.50%          $2,644,082           $2,755,835
Federal Natl Mtge Assn #705655
 05-01-33                              5.00            1,250,681            1,294,748
Federal Natl Mtge Assn #722325
 07-01-33                              4.96              559,521(h)           568,811
Federal Natl Mtge Assn #723448
 07-01-13                              5.00              517,217              531,404
Federal Natl Mtge Assn #725232
 03-01-34                              5.00            2,915,785            3,018,521
Federal Natl Mtge Assn #725424
 04-01-34                              5.50            4,662,378(l)         4,859,436
Federal Natl Mtge Assn #725425
 04-01-34                              5.50            3,019,272            3,147,604
Federal Natl Mtge Assn #725431
 08-01-15                              5.50            1,120,025            1,177,333
Federal Natl Mtge Assn #725558
 06-01-34                              4.58            1,196,860(h)         1,227,774
Federal Natl Mtge Assn #725773
 09-01-34                              5.50            3,548,640            3,694,189
Federal Natl Mtge Assn #735212
 12-01-34                              5.00            3,431,929(l)         3,549,634
Federal Natl Mtge Assn #735578
 06-01-35                              5.00            4,758,821            4,921,290
Federal Natl Mtge Assn #735841
 11-01-19                              4.50            1,616,966            1,674,705
Federal Natl Mtge Assn #740843
 11-01-18                              5.00               96,596              100,648
Federal Natl Mtge Assn #744010
 07-01-13                              5.00              691,325              709,581
Federal Natl Mtge Assn #747536
 11-01-33                              5.00            1,664,660            1,723,313
Federal Natl Mtge Assn #754297
 12-01-33                              4.74              198,097(h)           205,253
Federal Natl Mtge Assn #755891
 03-01-13                              5.00              144,645              147,994
Federal Natl Mtge Assn #791447
 10-01-34                              6.00              511,256(l)           536,124
Federal Natl Mtge Assn #797044
 07-01-34                              5.50            2,875,499            2,993,439
Federal Natl Mtge Assn #799769
 11-01-34                              5.04              802,220(h)           825,501
Federal Natl Mtge Assn #801344
 10-01-34                              5.06              841,317(h)           862,342
Federal Natl Mtge Assn #815463
 02-01-35                              5.50              481,137              500,871
Federal Natl Mtge Assn #822083
 07-01-35                              5.00            2,299,598            2,378,107
Federal Natl Mtge Assn #831809
 09-01-36                              6.00            4,902,487            5,129,466
Federal Natl Mtge Assn #849082
 01-01-36                              5.83            1,076,827(h)         1,122,480
Federal Natl Mtge Assn #849170
 01-01-36                              5.94            1,790,549(h)         1,867,189
Federal Natl Mtge Assn #878661
 02-01-36                              5.50            3,547,018            3,659,746
Federal Natl Mtge Assn #881629
 02-01-36                              5.50            2,729,491            2,816,238
Federal Natl Mtge Assn #885827
 06-01-36                              6.50            1,712,102            1,829,938
Federal Natl Mtge Assn #885871
 06-01-36                              7.00            1,414,896            1,516,143
Federal Natl Mtge Assn #887648
 07-01-36                              5.93            2,166,442(h)         2,254,550
Federal Natl Mtge Assn #888414
 11-01-35                              5.00              804,136              831,590
Federal Natl Mtge Assn #902818
 11-01-36                              5.91            1,080,911(h)         1,122,623
Federal Natl Mtge Assn #928771
 10-01-37                              8.00            3,149,645(l)         3,353,456
Federal Natl Mtge Assn #965748
 02-01-23                              5.50            5,854,583            6,110,818
Federal Natl Mtge Assn #988113
 08-01-23                              5.50            3,740,043            3,903,733
Federal Natl Mtge Assn #988961
 08-01-23                              5.50            3,608,256            3,766,177
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
 03-25-23                             27.17              487,863(j)            45,073
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                              8.71            1,944,276(j)           242,867
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                             17.61              416,366(j)            29,950
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-81 Cl LI
 11-25-13                              0.00               36,908(j)                26
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                             47.00              313,793(j)            13,773
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                              8.00              257,952              268,908
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-94 Cl QB
 07-25-23                              5.50               20,512               20,489
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
 06-25-33                              5.78               11,548(h)            11,537
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
 04-25-34                              5.50            1,517,971            1,573,828
Govt Natl Mtge Assn
 04-01-39                              5.50            3,000,000(b)         3,117,195
 04-01-39                              6.00            8,500,000(b)         8,880,507
Govt Natl Mtge Assn #3501
 01-20-34                              6.00            5,073,175            5,305,986
Govt Natl Mtge Assn #498182
 05-15-16                              6.00              485,891              512,960
Govt Natl Mtge Assn #605970
 03-15-33                              6.00              264,870              278,597
Govt Natl Mtge Assn #615738
 03-15-18                              7.00              580,257              611,704
Govt Natl Mtge Assn #615740
 08-15-13                              6.00              986,814            1,040,246
Govt Natl Mtge Assn #780758
 04-15-13                              7.00               80,155               84,441
Govt Natl Mtge Assn #781507
 09-15-14                              6.00              446,904              464,697
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-17 Cl B
 10-16-27                              5.00              125,000              129,092
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-19 Cl DJ
 03-20-34                              4.50              684,039              700,119
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
 06-19-34                              1.25               79,725(h)            34,506
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
 10-19-35                              3.63            1,294,351(h)           525,036
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                              0.77              648,503(h)           170,277
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR13 Cl A1
 07-25-36                              5.98            1,862,212(h)           943,141
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                              0.64            1,012,216(e)           929,344
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2AR Cl 3A
 02-25-34                              5.00            1,040,029(h)           858,357
Morgan Stanley Mtge Loan Trust
 Series 2006-13AX Cl A1
 10-25-36                              0.61            1,246,293(e)           778,570
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2002-QS14 Cl A12
 09-25-32                              5.50            3,896,439            3,370,342
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                              5.91            1,493,219(h)           761,800


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
92 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                              5.00%          $3,520,429           $2,624,645
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                              5.50            2,789,417            2,205,601
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                              5.50            1,224,620              903,541
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                              5.12            1,531,438(h)         1,072,227
                                                                      ---------------
Total                                                                     226,321,645
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $445,240,659)                                                     $438,943,892
-------------------------------------------------------------------------------------





MONEY MARKET FUND (6.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              30,319,658(n)        $30,319,658
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $30,319,658)                                                       $30,319,658
-------------------------------------------------------------------------------------





SHORT-TERM SECURITIES (14.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
 Zero Coupon
 04-01-09                            0.01%           $13,800,000(i)       $13,799,996
 04-06-09                            0.18             25,000,000(i)        24,999,249
 04-28-09                            0.05             25,000,000(i)        24,999,028
Federal Natl Mtge Assn Disc Nts
 Zero Coupon
 04-13-09                            0.15             10,000,000(i)         9,999,459
-------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $73,797,938)                                                       $73,797,732
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (8.6%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     43,458,168           $43,458,168
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $43,458,168)                                                       $43,458,168
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $592,816,423)(r)                                                  $586,519,450
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION/
CONTRACT DESCRIPTION                            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                8            $1,037,625       June 2009           $27,306
U.S. Treasury Note, 2-year                           499           108,727,424       July 2009           415,866
U.S. Treasury Note, 5-year                          (199)          (23,634,360)      July 2009          (278,004)
U.S. Treasury Note, 10-year                         (142)          (17,619,094)      July 2009          (440,670)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(275,502)
------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.
(b) At March 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $37,553,705.
(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 3.0% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $6,976,683 or 1.4% of net assets.
(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2009.
(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.
(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2009.
(i) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2009.
(k)  At March 31, 2009, security was partially or fully on loan.


--------------------------------------------------------------------------------
93 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(l) At March 31, 2009, investments in securities included securities valued at $959,547 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(m) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(n) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

(o) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     MBIA  --   MBIA Insurance Corporation
     MGIC  --   Mortgage Guaranty Insurance Corporation


(p) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2009:

                                       PRINCIPAL    SETTLEMENT     PROCEEDS
     SECURITY                           AMOUNT         DATE       RECEIVABLE       VALUE
     -------------------------------------------------------------------------------------
     Federal Natl Mtge Assn
      04-01-39 5.00%                  $5,000,000     04-13-09     $5,100,977    $5,157,813


(q)  This debt is guaranteed by the HM Treasury, United Kingdom.

(r) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $592,816,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $10,364,000
     Unrealized depreciation                                                     (16,661,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(6,297,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
94 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                 FAIR VALUE AT MARCH 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                        $198,604,256      $380,148,957     $7,766,237     $586,519,450
Other financial instruments*                         (275,502)               --             --         (275,502)
---------------------------------------------------------------------------------------------------------------
Total                                            $198,328,754      $380,148,957     $7,766,237     $586,243,948
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                                     $12,106,236
  Accrued discounts/premiums                                                         14,390
  Realized gain (loss)                                                           (4,219,089)
  Change in unrealized appreciation (depreciation)                                5,289,427
  Net purchases (sales)                                                          (5,424,727)
  Transfers in and/or out of Level 3                                                     --
--------------------------------------------------------------------------------------------
Balance as of March 31, 2009                                                     $7,766,237
--------------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
95 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - Small Cap Advantage Fund
(Effective May 1, 2009 - Seligman VP - Smaller-Cap Value Fund)

MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (100.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.5%)
Cubic                                                   54,000             $1,367,820
-------------------------------------------------------------------------------------


AIRLINES (6.5%)
Continental Airlines Cl B                              185,000(b)           1,629,850
Delta Air Lines                                        330,000(b)           1,857,900
                                                                      ---------------
Total                                                                       3,487,750
-------------------------------------------------------------------------------------


BEVERAGES (1.5%)
Central European Distribution                           77,000(b)             828,520
-------------------------------------------------------------------------------------


CHEMICALS (1.8%)
Minerals Technologies                                   30,000                961,500
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (5.8%)
Brink's                                                 65,000              1,719,900
Waste Connections                                       54,000(b,d)         1,387,800
                                                                      ---------------
Total                                                                       3,107,700
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (3.1%)
F5 Networks                                             80,000(b,d)         1,676,000
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (3.3%)
Shaw Group                                              65,000(b,d)         1,781,650
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (1.9%)
Owens-Illinois                                          70,000(b)           1,010,800
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (5.0%)
Brink's Home Security Holdings                          65,000(b)           1,469,000
Sotheby's                                              135,000              1,215,000
                                                                      ---------------
Total                                                                       2,684,000
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (9.8%)
Belden                                                  90,000(d)           1,125,900
EnerSys                                                130,000(b)           1,575,600
SunPower Cl B                                           44,000(b)             871,200
Thomas & Betts                                          65,000(b,d)         1,626,300
                                                                      ---------------
Total                                                                       5,199,000
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (3.3%)
Exterran Holdings                                       66,000(b)           1,057,320
TETRA Technologies                                     216,000(b)             702,000
                                                                      ---------------
Total                                                                       1,759,320
-------------------------------------------------------------------------------------


FOOD PRODUCTS (2.6%)
Smithfield Foods                                       150,000(b,d)         1,419,000
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (3.1%)
WellCare Health Plans                                  150,000(b)           1,687,500
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (1.6%)
Eclipsys                                                83,000(b,d)           841,620
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (8.4%)
Panera Bread Cl A                                       20,000(b)           1,118,000
Penn Natl Gaming                                        66,000(b)           1,593,900
Texas Roadhouse Cl A                                   190,000(b)           1,810,700
                                                                      ---------------
Total                                                                       4,522,600
-------------------------------------------------------------------------------------


INSURANCE (12.3%)
Aspen Insurance Holdings                                80,000(c,d)         1,796,800
Hanover Insurance Group                                 42,000(d)           1,210,440
Infinity Property & Casualty                            41,000              1,391,130
Lincoln Natl                                            97,000(d)             648,930
WR Berkley                                              66,000              1,488,300
                                                                      ---------------
Total                                                                       6,535,600
-------------------------------------------------------------------------------------


IT SERVICES (2.5%)
CACI Intl Cl A                                          37,000(b)           1,350,130
-------------------------------------------------------------------------------------


MACHINERY (2.7%)
Mueller Inds                                            68,000              1,474,920
-------------------------------------------------------------------------------------


MULTILINE RETAIL (3.0%)
Fred's Cl A                                            145,000(d)           1,635,600
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (2.4%)
Herbalife                                               85,000(c,d)         1,273,300
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (2.1%)
School Specialty                                        65,000(b,d)         1,143,350
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.6%)
Cypress Semiconductor                                  264,000(b,d)         1,787,280
ON Semiconductor                                       435,000(b,d)         1,696,500
Varian Semiconductor Equipment Associates               78,000(b,d)         1,689,480
                                                                      ---------------
Total                                                                       5,173,260
-------------------------------------------------------------------------------------


SOFTWARE (5.2%)
Lawson Software                                        270,000(b)           1,147,500
Quest Software                                         130,000(b)           1,648,400
                                                                      ---------------
Total                                                                       2,795,900
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $55,073,062)                                                       $53,716,840
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%                155,059(e)            $155,059
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $155,059)                                                             $155,059
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (15.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     8,309,315             $8,309,315
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $8,309,315)                                                         $8,309,315
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $63,537,436)                                                       $62,181,214
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 5.7% of net assets.

(d)  At March 31, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
96 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Small Cap Advantage Fund
(Effective May 1, 2009 - Seligman VP - Smaller-Cap Value Fund)

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $62,181,214          $--             $--        $62,181,214





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
97 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

Threadneedle VP - Emerging Markets Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (95.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
BRAZIL (12.7%)
BM&F BOVESPA                                          1,201,100            $3,651,470
Companhia Energetica de Minas Gerais                    368,100             5,452,454
Companhia Vale do Rio Doce ADR                        1,569,429            20,873,406
Itau Unibanco Banco Multiplo                            496,200             5,477,674
Multiplan Empreendimentos Imobiliarios                1,006,614(b)          6,445,979
Petroleo Brasileiro ADR                               1,010,092            30,777,503
Redecard                                              1,264,400            15,326,563
Vivo Participacoes ADR                                  440,577             5,749,530
                                                                      ---------------
Total                                                                      93,754,579
-------------------------------------------------------------------------------------


CHINA (17.3%)
Anhui Conch Cement Cl H                                 796,000(b)          4,397,062
Bank of China Series H                               28,380,000             9,409,099
China Construction Bank Series H                     20,536,000(h)         11,658,009
China Life Insurance Series H                         6,591,000(h)         21,678,159
China Medical Technologies ADR                           55,197               760,063
China Shenhua Energy Series H                         2,086,000             4,706,640
CNOOC ADR                                               206,284            20,752,169
Industrial & Commercial Bank of China Series
 H                                                   43,944,000(h)         22,838,956
Li Ning                                               3,944,500(h)          6,524,509
PetroChina ADR                                           99,408             7,922,818
Ping An Insurance Group of China Series H             2,700,500            16,075,975
                                                                      ---------------
Total                                                                     126,723,459
-------------------------------------------------------------------------------------


CZECH REPUBLIC (1.0%)
CEZ                                                     203,237             7,294,143
-------------------------------------------------------------------------------------


HONG KONG (6.8%)
Agile Property Holdings                               8,180,000             4,638,497
China Mobile                                          3,413,000            29,730,740
China Overseas Land & Investment                      8,053,920            12,622,942
China Resources Land                                  2,226,000             3,446,336
                                                                      ---------------
Total                                                                      50,438,515
-------------------------------------------------------------------------------------


INDIA (7.9%)
Bharat Heavy Electricals                                238,628             7,121,750
Bharti Airtel                                           742,437(b)          9,190,920
Housing Development Finance                             378,390            10,562,260
Infosys Technologies                                    805,469            21,123,109
Reliance Inds                                           341,677            10,296,793
                                                                      ---------------
Total                                                                      58,294,832
-------------------------------------------------------------------------------------


INDONESIA (0.1%)
Bumi Resources                                       12,709,500(g)            895,243
-------------------------------------------------------------------------------------


ISRAEL (4.2%)
Israel Chemicals                                      1,108,157             9,015,127
Teva Pharmaceutical Inds ADR                            480,296            21,637,336
                                                                      ---------------
Total                                                                      30,652,463
-------------------------------------------------------------------------------------


MALAYSIA (1.6%)
IOI                                                   4,697,600             4,904,845
Telekom Malaysia                                      7,342,100             7,091,004
                                                                      ---------------
Total                                                                      11,995,849
-------------------------------------------------------------------------------------


MEXICO (4.3%)
America Movil ADR Series L                              415,105            11,241,043
Desarrolladora Homex ADR                                517,155(b)          6,847,132
Grupo Televisa ADR                                      433,717             5,915,900
Wal-Mart de Mexico Series V                           3,403,000(h)          7,955,818
                                                                      ---------------
Total                                                                      31,959,893
-------------------------------------------------------------------------------------


PERU (1.1%)
Compania de Minas Buenaventura ADR                      331,587             7,951,456
-------------------------------------------------------------------------------------


RUSSIA (7.5%)
Centerenergyholding                                      10,461(b)              1,256
Eurasia Drilling GDR                                    406,986(d,e)        1,443,358
Gazprom ADR                                           1,032,034            15,379,556
Intergeneration                                          29,083(b)              1,653
LUKOIL ADR                                              266,916            10,007,198
NovaTek GDR                                              81,320(d,e)        1,873,328
Novolipetsk Steel GDR                                   242,966(d,e)        2,890,569
Pharmstandard                                            99,724(b)          2,147,097
Rosneft Oil GDR                                       1,118,850(d)          4,922,940
Sberbank Cl S                                         7,761,989             4,789,993
Sibenergyholding                                          7,992(b)                 61
Sibirskiy Cement                                         33,900               220,350
Vimpel-Communications ADR                               464,625             3,038,648
X5 Retail Group GDR                                     880,020(b,d,e)      8,791,983
                                                                      ---------------
Total                                                                      55,507,990
-------------------------------------------------------------------------------------


SOUTH AFRICA (5.7%)
Aquarius Platinum                                       703,918             2,068,529
Gold Fields                                           1,189,393            13,369,359
MTN Group                                             1,002,583            11,131,446
Sasol                                                   534,744            15,511,201
                                                                      ---------------
Total                                                                      42,080,535
-------------------------------------------------------------------------------------


SOUTH KOREA (12.9%)
Hyundai Mobis                                           149,027             8,659,797
KT                                                      326,640             9,093,867
KT&G                                                    119,043             6,574,848
LG Display                                              400,660             8,182,459
POSCO ADR                                               117,674             7,864,153
Samsung Electronics                                      76,742            26,065,984
Samsung Fire & Marine Insurance                          88,994            10,370,655
Samsung Securities                                      161,107             6,781,751
Yuhan                                                    78,886            10,587,421
                                                                      ---------------
Total                                                                      94,180,935
-------------------------------------------------------------------------------------


TAIWAN (10.1%)
Asustek Computer                                      3,975,768             4,192,969
Chunghwa Telecom                                      5,247,648             9,571,707
First Financial Holding                               5,504,532             2,545,896
Hon Hai Precision Industry                            6,476,300            14,657,592
HTC                                                     293,000             3,608,451
MediaTek                                              1,125,000            10,592,567
Taiwan Semiconductor Mfg                             11,457,000            17,256,099
Tripod Technology                                     3,628,348             4,843,847
U-Ming Marine Transport                               3,637,000             5,487,487
Yuanta Financial Holding                              3,864,000             1,769,730
                                                                      ---------------
Total                                                                      74,526,345
-------------------------------------------------------------------------------------


THAILAND (0.5%)
Siam Commercial Bank                                  2,443,600             3,753,268
-------------------------------------------------------------------------------------


TURKEY (0.5%)
BIM Birlesik Magazalar                                  160,057             3,401,634
-------------------------------------------------------------------------------------


UNITED KINGDOM (0.9%)
Standard Chartered                                      544,862             6,768,782
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $730,056,023)                                                     $700,179,921
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              21,236,999(f)        $21,236,999
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $21,236,999)                                                       $21,236,999
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
98 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - Emerging Markets Fund

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (2.4%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND

JPMorgan Prime Money Market Fund                     17,746,486           $17,746,486
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $17,746,486)                                                       $17,746,486
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $769,039,508)(i)                                                  $739,163,406
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at March 31, 2009:


                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
-----------------------------------------------------------------------------------------------------
Auto Components                                                            1.2%            $8,659,797
Capital Markets                                                            0.9              6,781,751
Chemicals                                                                  1.2              9,015,127
Commercial Banks                                                           9.2             67,241,677
Computers & Peripherals                                                    1.1              7,801,420
Construction Materials                                                     0.6              4,397,062
Diversified Financial Services                                             0.7              5,421,200
Diversified Telecommunication Services                                     3.9             28,795,226
Electric Utilities                                                         1.7             12,749,567
Electrical Equipment                                                       1.0              7,121,750
Electronic Equipment, Instruments & Components                             3.8             27,683,898
Energy Equipment & Services                                                0.2              1,443,358
Food & Staples Retailing                                                   2.7             20,149,435
Food Products                                                              0.7              4,904,845
Health Care Equipment & Supplies                                           0.1                760,063
Household Durables                                                         0.9              6,847,132
Insurance                                                                  6.5             48,124,789
IT Services                                                                4.9             36,449,672
Leisure Equipment & Products                                               0.9              6,524,509
Marine                                                                     0.7              5,487,487
Media                                                                      0.8              5,915,900
Metals & Mining                                                            7.5             55,017,472
Multi-Utilities                                                             --                220,350
Oil, Gas & Consumable Fuels                                               16.8            123,045,389
Pharmaceuticals                                                            4.7             34,371,854
Real Estate Management & Development                                       3.7             27,153,754
Semiconductors & Semiconductor Equipment                                   7.3             53,914,650
Thrifts & Mortgage Finance                                                 1.4             10,562,260
Tobacco                                                                    0.9              6,574,848
Wireless Telecommunication Services                                        9.1             67,043,679
Other(1)                                                                   5.3             38,983,485
-----------------------------------------------------------------------------------------------------
Total                                                                                    $739,163,406
-----------------------------------------------------------------------------------------------------



(1) Cash and Cash Equivalents.



See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
99 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - Emerging Markets Fund


INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2009



                                                  CURRENCY TO         CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                    BE DELIVERED         BE RECEIVED      APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
April 1, 2009                                          3,300,000          348,825          $220                 $--
                                              South African Rand      U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
April 2, 2009                                          5,400,000          563,902            --              (6,543)
                                              South African Rand      U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
April 3, 2009                                          8,950,000          919,361            --             (25,812)
                                              South African Rand      U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
Total                                                                                      $220            $(32,355)
---------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $19,922,178 or 2.7% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2009, was $14,999,238 representing 2.0% of net assets. Information concerning such security holdings at March 31, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Eurasia Drilling GDR*                11-02-07 thru 09-22-08      $9,486,390
     NovaTek GDR*                         02-09-09 thru 03-19-09       2,036,152
     Novolipetsk Steel GDR*               01-27-09 thru 02-17-09       2,868,302
     X5 Retail Group GDR*                 12-16-08 thru 02-24-09       7,653,718


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

(g) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(h)  At March 31, 2009, security was partially or fully on loan.

(i) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $769,040,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $45,009,000
     Unrealized depreciation                                                      (74,885,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(29,876,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
100 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - Emerging Markets Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Annual report dated Dec. 31, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                 FAIR VALUE AT MARCH 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                        $218,260,766      $520,902,640         $--        $739,163,406
Other financial instruments*                               --           (32,135)         --             (32,135)
---------------------------------------------------------------------------------------------------------------
Total                                            $218,260,766      $520,870,505         $--        $739,131,271
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
101 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

Threadneedle VP - International Opportunity Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (98.3%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.7%)
BHP Billiton                                            246,132            $5,439,808
CSL                                                     177,755             4,016,644
Macquarie Group                                          91,283(d)          1,718,865
Newcrest Mining                                         225,565             5,192,360
QBE Insurance Group                                     208,979             2,803,447
Rio Tinto                                                34,078             1,353,421
                                                                      ---------------
Total                                                                      20,524,545
-------------------------------------------------------------------------------------


BELGIUM (1.7%)
Colruyt                                                  33,403(d)          7,660,856
-------------------------------------------------------------------------------------


BRAZIL (0.2%)
Cia Vale do Rio Doce ADR                                 93,811             1,058,188
-------------------------------------------------------------------------------------


CANADA (1.4%)
Canadian Pacific Railway                                110,000(d)          3,275,298
ShawCor Cl A                                             24,000               368,923
Suncor Energy                                           120,000             2,679,789
                                                                      ---------------
Total                                                                       6,324,010
-------------------------------------------------------------------------------------


CHINA (1.0%)
Industrial & Commercial Bank of China Series
 H                                                    8,342,000             4,335,577
-------------------------------------------------------------------------------------


FRANCE (11.5%)
Air Liquide                                              45,108(d)          3,668,369
ALSTOM                                                   73,272             3,799,877
BNP Paribas                                              81,989             3,382,819
Essilor Intl                                            114,914(d)          4,440,297
France Telecom                                          247,015             5,631,634
LVMH Moet Hennessy Louis Vuitton                         45,946(d)          2,883,389
Pernod Ricard                                            70,986(d)          3,956,296
Sanofi-Aventis                                           66,406             3,727,043
Societe Generale                                         86,522             3,384,707
Total                                                   247,975            12,263,077
Vivendi                                                 123,027             3,254,162
                                                                      ---------------
Total                                                                      50,391,670
-------------------------------------------------------------------------------------


GERMANY (8.2%)
Allianz                                                 112,135(d)          9,435,608
Bayer                                                   112,297(d)          5,454,960
BMW                                                      62,099             1,783,982
Daimler                                                 100,419(d)          2,574,032
E.ON                                                    120,406             3,361,946
Fresenius Medical Care & Co                             191,135(d)          7,409,814
Linde                                                    49,491(d)          3,361,890
Wincor Nixdorf                                           57,072(d)          2,578,963
                                                                      ---------------
Total                                                                      35,961,195
-------------------------------------------------------------------------------------


HONG KONG (5.1%)
China Mobile                                            645,000             5,618,613
China Overseas Land & Investment                      3,798,740(d)          5,953,781
Esprit Holdings                                         695,500             3,548,733
Hong Kong Exchanges and Clearing                        279,800(d)          2,640,635
Li & Fung                                             1,904,000             4,463,621
                                                                      ---------------
Total                                                                      22,225,383
-------------------------------------------------------------------------------------


IRELAND (0.7%)
CRH                                                      43,591(b)            949,873
CRH                                                      89,114             1,920,295
                                                                      ---------------
Total                                                                       2,870,168
-------------------------------------------------------------------------------------


ISRAEL (1.0%)
Israel Chemicals                                        223,243             1,816,136
Teva Pharmaceutical Inds ADR                             56,101             2,527,350
                                                                      ---------------
Total                                                                       4,343,486
-------------------------------------------------------------------------------------


JAPAN (18.6%)
AIR WATER                                                22,000               195,092
AMADA                                                   119,000               635,939
Asahi Breweries                                         104,300(d)          1,251,284
Bridgestone                                              71,700(d)          1,039,965
Canon                                                   112,850(d)          3,290,532
Chubu Electric Power                                     35,700               787,030
Daikin Inds                                              48,700(d)          1,341,114
Daito Trust Construction                                 19,000(d)            640,672
DENSO                                                    27,100(d)            547,960
eAccess                                                     777               506,419
East Japan Railway                                       46,500             2,424,793
FamilyMart                                               52,800             1,608,102
FANUC                                                    24,900(d)          1,703,474
FUJIFILM Holdings                                        37,900               834,422
Fukuoka Financial Group                                 156,000               480,410
Honda Motor                                              88,200             2,100,147
Hoya                                                     84,100(d)          1,674,102
JFE Holdings                                             30,900(d)            682,218
Jupiter Telecommunications                                1,531(d)          1,022,972
Kansai Electric Power                                    34,600               752,116
Kao                                                      27,000(d)            526,955
KDDI                                                        272             1,281,178
Keyence                                                  11,220(d)          2,123,158
Kissei Pharmaceutical                                     9,000               175,802
Komatsu                                                 136,000(d)          1,505,422
Konica Minolta Holdings                                  62,500               544,911
Kyocera                                                  12,300(d)            821,200
Makita                                                   43,700(d)            998,260
Mitsubishi                                               33,300(d)            441,549
Mitsubishi Electric                                     125,000(d)            568,201
Mitsubishi Estate                                       120,000(d)          1,361,629
Mitsubishi Heavy Inds                                   151,000(d)            462,310
Mitsubishi UFJ Financial Group                          766,600             3,777,686
Mitsui & Co                                             223,000(d)          2,272,283
Mitsui Fudosan                                           45,000(d)            493,756
Mizuho Financial Group                                  551,900(d)          1,077,974
Murata Mfg                                               22,200               861,497
NGK Spark Plug                                           29,000(d)            246,916
Nidec                                                    47,300(d)          2,129,682
Nikon                                                    27,000               307,359
Nintendo                                                 11,100             3,247,842
Nippon Oil                                               71,000               353,846
Nippon Telegraph & Telephone                             52,300             1,996,468
Nomura Holdings                                          46,200               234,426
NSK                                                     314,000             1,219,073
NTT DoCoMo                                                1,092(d)          1,488,117
Obayashi                                                 83,000               405,053
Ono Pharmaceutical                                       38,100(d)          1,672,538
Oracle Japan                                              9,500(d)            361,118
Pacific Golf Group Intl Holdings                          1,182(d)            535,726
Ricoh                                                    71,000(d)            858,721
SECOM                                                    22,600(d)            836,945
Seven & I Holdings                                       87,000(d)          1,921,142
Shin-Etsu Chemical                                       59,400             2,919,004
Shionogi & Co                                           143,000(d)          2,465,418
SMC                                                       2,700(d)            263,207
Sumitomo                                                189,100(d)          1,643,556
Sumitomo Chemical                                       120,000               412,645
Sumitomo Metal Mining                                    39,000               375,052
Sumitomo Mitsui Financial Group                          36,000(d)          1,267,898
Takeda Pharmaceutical                                    20,200(d)            700,990
Tokio Marine Holdings                                    56,300(d)          1,386,928
Tokyo Gas                                               217,000(d)            761,446
Toyo Suisan Kaisha                                       34,000(d)            701,704
Toyota Motor                                            187,200             5,947,548
Trend Micro                                              46,500(d)          1,328,650
UBE Inds                                                181,000               331,298
Yahoo! Japan                                              1,757(d)            462,789
                                                                      ---------------
Total                                                                      81,595,639
-------------------------------------------------------------------------------------


NETHERLANDS (3.3%)
Koninklijke (Royal) KPN                                 636,795             8,502,477
Koninklijke Ahold                                       531,593             5,822,799
                                                                      ---------------
Total                                                                      14,325,276
-------------------------------------------------------------------------------------


PORTUGAL (0.5%)
Jeronimo Martins                                        476,842(d)          2,347,760
-------------------------------------------------------------------------------------


SINGAPORE (0.9%)
DBS Group Holdings                                      423,000             2,358,589
Keppel                                                  518,000             1,711,681
                                                                      ---------------
Total                                                                       4,070,270
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.4%)
First Uranium                                           300,000(b,d)        1,590,351
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
102 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


SOUTH KOREA (0.6%)
Samsung Electronics                                       6,429            $2,657,822
-------------------------------------------------------------------------------------


SPAIN (1.7%)
Banco Santander                                         628,018             4,330,354
Telefonica                                              152,578             3,042,820
                                                                      ---------------
Total                                                                       7,373,174
-------------------------------------------------------------------------------------


SWITZERLAND (12.5%)
Credit Suisse Group                                     208,038             6,338,233
Lonza Group                                              39,325(d)          3,887,771
Nestle                                                  454,454            15,362,887
Roche Holding                                           119,337            16,389,099
SGS                                                       3,091(d)          3,245,800
Syngenta                                                 35,973             7,235,477
UBS                                                     265,128(b,d)        2,487,170
                                                                      ---------------
Total                                                                      54,946,437
-------------------------------------------------------------------------------------


TAIWAN (0.4%)
Hon Hai Precision Industry                              703,800             1,592,887
-------------------------------------------------------------------------------------


UNITED KINGDOM (23.9%)
Amlin                                                   568,952             2,805,435
BAE Systems                                             850,931             4,083,013
BG Group                                                944,292            14,250,572
BP                                                      578,854             3,883,194
British American Tobacco                                369,076             8,529,834
Capita Group                                            288,745             2,809,572
Centrica                                                994,086             3,246,492
Diageo                                                  279,586             3,123,506
HSBC Holdings                                           527,922             2,940,575
Intertek Group                                          222,044             2,817,143
Next                                                    197,028             3,740,557
Prudential                                              740,127             3,589,695
Reckitt Benckiser Group                                 184,154             6,912,525
Rio Tinto                                               119,509             4,014,702
RSA Insurance Group                                   4,152,571             7,747,107
Shire                                                   259,034             3,173,599
Standard Chartered                                      337,907             4,197,794
Tesco                                                 1,346,018             6,433,854
Tullow Oil                                              436,007             5,015,292
Vodafone Group                                        7,015,485            12,236,721
                                                                      ---------------
Total                                                                     105,551,182
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $559,916,858)                                                     $431,745,876
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%               1,840,286(e)         $1,840,286
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,840,286)                                                         $1,840,286
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (18.1%)
                                                       SHARES                VALUE(a)


CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     79,274,706           $79,274,706
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $79,274,706)                                                       $79,274,706
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $641,031,850)(f)                                                  $512,860,868
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at March 31, 2009:

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
-----------------------------------------------------------------------------------------------------
Aerospace & Defense                                                        0.9%            $4,083,013
Auto Components                                                            0.4              1,834,841
Automobiles                                                                2.8             12,405,709
Beverages                                                                  1.9              8,331,086
Biotechnology                                                              0.9              4,016,644
Building Products                                                          0.3              1,341,114
Capital Markets                                                            2.5             10,778,694
Chemicals                                                                  4.5             19,939,911
Commercial Banks                                                           7.2             31,534,383
Commercial Services & Supplies                                             0.2                836,945
Computers & Peripherals                                                    0.6              2,578,963
Construction & Engineering                                                 0.1                405,053
Construction Materials                                                     0.7              2,870,168
Distributors                                                               1.0              4,463,621
Diversified Financial Services                                             0.6              2,640,635
Diversified Telecommunication Services                                     4.4             19,173,399
Electric Utilities                                                         1.1              4,901,092
Electrical Equipment                                                       1.0              4,368,078
Electronic Equipment, Instruments & Components                             2.3             10,036,948
Energy Equipment & Services                                                0.1                368,923
Food & Staples Retailing                                                   5.9             25,794,513
Food Products                                                              3.7             16,064,591
Gas Utilities                                                              0.2                761,446
Health Care Equipment & Supplies                                           1.0              4,440,297
Health Care Providers & Services                                           1.7              7,409,814
Hotels, Restaurants & Leisure                                              0.1                535,726
Household Durables                                                         0.2                998,260
Household Products                                                         1.7              7,439,480
Industrial Conglomerates                                                   0.4              1,711,681


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
103 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
-----------------------------------------------------------------------------------------------------
Insurance                                                                  6.3%           $27,768,220
Internet Software & Services                                               0.2                969,208
Leisure Equipment & Products                                               0.1                307,359
Life Sciences Tools & Services                                             0.9              3,887,771
Machinery                                                                  1.3              5,789,425
Media                                                                      1.0              4,277,134
Metals & Mining                                                            4.5             19,706,100
Multiline Retail                                                           0.9              3,740,557
Multi-Utilities                                                            0.7              3,246,492
Office Electronics                                                         1.1              4,694,164
Oil, Gas & Consumable Fuels                                                8.7             38,445,770
Pharmaceuticals                                                            8.2             36,286,799
Professional Services                                                      2.0              8,872,515
Real Estate Management & Development                                       1.9              8,449,838
Road & Rail                                                                1.3              5,700,091
Semiconductors & Semiconductor Equipment                                   0.6              2,657,822
Software                                                                   1.1              4,937,610
Specialty Retail                                                           0.8              3,548,733
Textiles, Apparel & Luxury Goods                                           0.7              2,883,389
Tobacco                                                                    1.9              8,529,834
Trading Companies & Distributors                                           1.0              4,357,388
Wireless Telecommunication Services                                        4.7             20,624,629
Other(1)                                                                  18.5             81,114,992
-----------------------------------------------------------------------------------------------------
Total                                                                                    $512,860,868
-----------------------------------------------------------------------------------------------------




(1) Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2009



                                                  CURRENCY TO      CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                    BE DELIVERED      BE RECEIVED      APPRECIATION      DEPRECIATION
------------------------------------------------------------------------------------------------------------------
April 1, 2009                                      96,000,000          985,950         $15,886             $--
                                                 Japanese Yen      U.S. Dollar



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At March 31, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

(f) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $641,032,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $19,441,000
     Unrealized depreciation                                                     (147,612,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(128,171,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
104 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Annual report dated Dec. 31, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                 FAIR VALUE AT MARCH 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $92,614,891      $420,245,977         $--        $512,860,868
Other financial instruments*                               --            15,886          --              15,886
---------------------------------------------------------------------------------------------------------------
Total                                             $92,614,891      $420,261,863         $--        $512,876,754
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
105 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

               RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND


                                AT MARCH 31, 2009





MARCH 31, 2009 (UNAUDITED)


(Percentages represent value of investments compared to net assets)





INVESTMENTS IN SECURITIES





COMMON STOCKS (96.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.1%)
Boeing                                                   13,229(f)           $470,688
General Dynamics                                         16,265               676,461
Rockwell Collins                                          2,349                76,671
United Technologies                                       6,970               299,571
                                                                      ---------------
Total                                                                       1,523,391
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.1%)
CH Robinson Worldwide                                     4,042(f)            184,356
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Southwest Airlines                                       29,671(f)            187,817
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                   13,697(b,f)           85,743
Johnson Controls                                         19,613(f)            235,356
                                                                      ---------------
Total                                                                         321,099
-------------------------------------------------------------------------------------


AUTOMOBILES (0.1%)
Ford Motor                                               17,637(b,f)           46,385
General Motors                                            4,415(f)              8,565
Harley-Davidson                                          10,726(f)            143,622
                                                                      ---------------
Total                                                                         198,572
-------------------------------------------------------------------------------------


BEVERAGES (3.4%)
Brown-Forman Cl B                                         3,969               154,116
Coca-Cola                                                48,324             2,123,840
PepsiCo                                                  50,404             2,594,798
                                                                      ---------------
Total                                                                       4,872,754
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.8%)
Amgen                                                    62,740(b)          3,106,885
Celgene                                                   6,226(b)            276,434
Cephalon                                                  6,170(b)            420,177
Gilead Sciences                                          36,203(b,d)        1,676,923
                                                                      ---------------
Total                                                                       5,480,419
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                    19,055(f)            133,004
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.4%)
Charles Schwab                                           32,821(f)            508,726
Goldman Sachs Group                                       9,387               995,210
Morgan Stanley                                           71,162(f)          1,620,358
State Street                                             12,867(f)            396,046
                                                                      ---------------
Total                                                                       3,520,340
-------------------------------------------------------------------------------------


CHEMICALS (1.6%)
CF Inds Holdings                                          1,489               105,913
Dow Chemical                                            200,397(f)          1,689,346
EI du Pont de Nemours & Co                               11,134               248,622
PPG Inds                                                  5,431(f)            200,404
                                                                      ---------------
Total                                                                       2,244,285
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.6%)
BB&T                                                     20,581(f)            348,231
Comerica                                                  9,094(f)            166,511
Fifth Third Bancorp                                      32,686(f)             95,443
KeyCorp                                                  24,393(f)            191,973
Marshall & Ilsley                                        14,426(f)             81,218
PNC Financial Services Group                             19,713               577,394
SunTrust Banks                                           10,679               125,371
Wells Fargo & Co                                         55,108               784,738
                                                                      ---------------
Total                                                                       2,370,879
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.6%)
Avery Dennison                                            3,406                76,090
Republic Services                                        18,511               317,464
RR Donnelley & Sons                                      11,221(f)             82,250
Waste Management                                         14,250               364,800
                                                                      ---------------
Total                                                                         840,604
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems                                            52,295(b)            876,987
Corning                                                  56,581               750,830
Motorola                                                  9,426                39,872
QUALCOMM                                                 23,122               899,677
                                                                      ---------------
Total                                                                       2,567,366
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.8%)
Dell                                                     60,473(b)            573,284
Hewlett-Packard                                          23,858               764,887
IBM                                                      40,305(d,f)        3,905,152
Lexmark Intl Cl A                                        12,753(b)            215,143
                                                                      ---------------
Total                                                                       5,458,466
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                     6,440               222,502
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.1%)
SLM                                                      17,513(b,f)           86,689
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.2%)
Genuine Parts                                             7,487               223,562
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.5%)
Apollo Group Cl A                                         4,924(b)            385,697
H&R Block                                                21,411               389,466
                                                                      ---------------
Total                                                                         775,163
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.1%)
Bank of America                                         328,180             2,238,188
CIT Group                                                31,105(f)             88,649
Citigroup                                               463,501(f)          1,172,658
JPMorgan Chase & Co                                      94,793             2,519,597
KKR Financial Holdings LLC                               39,764                35,390
                                                                      ---------------
Total                                                                       6,054,482
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
CenturyTel                                                3,173(f)             89,225
Embarq                                                    3,708               140,348
Frontier Communications                                   9,468                67,980
                                                                      ---------------
Total                                                                         297,553
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.8%)
Southern                                                 35,821(f)          1,096,839
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric                                         12,045               344,246
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Jabil Circuit                                            20,957(f)            116,521
Tyco Electronics                                         23,530(c)            259,771
                                                                      ---------------
Total                                                                         376,292
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.5%)
Baker Hughes                                             11,313               322,986
BJ Services                                               2,335                23,233
ENSCO Intl                                                9,274(f)            244,834
Halliburton                                              30,811               476,646
Nabors Inds                                               1,021(b,c)           10,200
Natl Oilwell Varco                                       14,583(b)            418,678
Noble                                                     8,909               214,618
Rowan Companies                                           5,030(f)             60,209
Smith Intl                                                3,208                68,908
Weatherford Intl                                         29,934(b)            331,369
                                                                      ---------------
Total                                                                       2,171,681
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


FOOD & STAPLES RETAILING (5.1%)
SUPERVALU                                                 5,895(f)            $84,181
SYSCO                                                     8,030               183,084
Walgreen                                                 17,068               443,085
Wal-Mart Stores                                         129,905             6,768,050
                                                                      ---------------
Total                                                                       7,478,400
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.6%)
Dean Foods                                                5,017(b)             90,707
General Mills                                            27,306             1,362,024
JM Smucker                                                6,829               254,517
Kellogg                                                   7,069               258,937
Sara Lee                                                 18,913               152,817
Tyson Foods Cl A                                         13,348(f)            125,338
                                                                      ---------------
Total                                                                       2,244,340
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
Nicor                                                     2,333                77,526
Questar                                                   5,139               151,240
                                                                      ---------------
Total                                                                         228,766
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Becton Dickinson & Co                                     6,621               445,196
Covidien                                                 14,130(c)            469,681
St. Jude Medical                                          2,278(b)             82,760
                                                                      ---------------
Total                                                                         997,637
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.4%)
Cardinal Health                                           9,003               283,414
CIGNA                                                    31,191               548,649
Coventry Health Care                                      1,155(b)             14,946
DaVita                                                    6,305(b)            277,105
Quest Diagnostics                                         9,367(f)            444,745
Tenet Healthcare                                         42,707(b)             49,540
UnitedHealth Group                                       18,635               390,031
                                                                      ---------------
Total                                                                       2,008,430
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.6%)
Intl Game Technology                                      6,079(f)             56,048
McDonald's                                               67,574             3,687,514
Wyndham Worldwide                                        11,866                49,837
                                                                      ---------------
Total                                                                       3,793,399
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.6%)
Black & Decker                                            2,771                87,453
Centex                                                    9,417(f)             70,628
DR Horton                                                13,363(f)            129,620
Harman Intl Inds                                          5,427(f)             73,427
KB Home                                                   3,813                50,255
Leggett & Platt                                           6,498                84,409
Lennar Cl A                                               9,449                70,962
Newell Rubbermaid                                         2,855                18,215
Pulte Homes                                               6,975(f)             76,237
Snap-On                                                   2,215                55,597
Stanley Works                                               613                17,851
Whirlpool                                                 2,490(f)             73,679
                                                                      ---------------
Total                                                                         808,333
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (4.7%)
Colgate-Palmolive                                         7,685               453,261
Kimberly-Clark                                            6,018               277,490
Procter & Gamble                                        129,437             6,095,189
                                                                      ---------------
Total                                                                       6,825,940
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Constellation Energy Group                                6,960               143,794
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.0%)
3M                                                       12,205               606,833
Textron                                                   6,553(f)             37,614
Tyco Intl                                                39,777(c)            778,038
                                                                      ---------------
Total                                                                       1,422,485
-------------------------------------------------------------------------------------


INSURANCE (4.7%)
AFLAC                                                    10,367               200,705
Allstate                                                 94,723             1,813,946
Aon                                                      16,598               677,530
Chubb                                                     9,436               399,332
Marsh & McLennan Companies                               24,914               504,509
MetLife                                                  34,958               795,994
Progressive                                              67,169(b)            902,751
Prudential Financial                                     13,158(f)            250,265
Travelers Companies                                      31,882             1,295,684
                                                                      ---------------
Total                                                                       6,840,716
-------------------------------------------------------------------------------------


IT SERVICES (1.3%)
Affiliated Computer Services Cl A                         3,924(b)            187,920
Automatic Data Processing                                14,237(f)            500,574
Computer Sciences                                         5,375(b)            198,015
Convergys                                                   961(b)              7,765
MasterCard Cl A                                           2,258(f)            378,170
Paychex                                                   8,320               213,574
Total System Services                                     1,524                21,046
Western Union                                            27,904               350,753
                                                                      ---------------
Total                                                                       1,857,817
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak                                            18,095(f)             68,761
Hasbro                                                    1,880(f)             47,132
Mattel                                                   17,862               205,948
                                                                      ---------------
Total                                                                         321,841
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.1%)
PerkinElmer                                               8,837               112,848
-------------------------------------------------------------------------------------


MACHINERY (0.9%)
Cummins                                                   7,037               179,092
Dover                                                     5,437               143,428
Eaton                                                     6,722               247,773
Flowserve                                                   928                52,079
Illinois Tool Works                                      10,859               335,000
Ingersoll-Rand Cl A                                      22,347(c)            308,389
Manitowoc                                                18,959(f)             61,996
                                                                      ---------------
Total                                                                       1,327,757
-------------------------------------------------------------------------------------


MEDIA (1.6%)
CBS Cl B                                                 43,204               165,903
Comcast Cl A                                             84,457             1,151,993
DIRECTV Group                                            15,580(b,f)          355,068
Gannett                                                  39,795(f)             87,549
Meredith                                                  6,093(f)            101,388
New York Times Cl A                                      18,784                84,904
News Corp Cl A                                           20,386               134,955
Virgin Media                                             33,481(e)            160,709
WorldSpace Cl A                                          16,896(b)                 51
                                                                      ---------------
Total                                                                       2,242,520
-------------------------------------------------------------------------------------


METALS & MINING (1.2%)
AK Steel Holding                                          9,648                68,694
Alcoa                                                    32,605(f)            239,321
Freeport-McMoRan Copper & Gold                           13,001               495,468
Nucor                                                    16,809(f)            641,600
Timminco                                                 35,775(b,c,f)         72,396
United States Steel                                       7,934(f)            167,645
                                                                      ---------------
Total                                                                       1,685,124
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.7%)
Big Lots                                                  4,973(b,f)          103,339
Family Dollar Stores                                     11,179(f)            373,043
JC Penney                                                 1,979(f)             39,719
Kohl's                                                    6,442(b)            272,625
Macy's                                                    5,752(f)             51,193
Nordstrom                                                 7,160(f)            119,930
                                                                      ---------------
Total                                                                         959,849
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.4%)
PG&E                                                     16,849(f)            643,969
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (12.7%)
Apache                                                   13,050               836,375
Cabot Oil & Gas                                           1,273(f)             30,005
Chevron                                                 123,029(f)          8,272,471
ConocoPhillips                                           34,966             1,369,269
Exxon Mobil                                              38,933             2,651,337
Hess                                                     11,945               647,419
Marathon Oil                                             31,446               826,715
Massey Energy                                             6,518                65,962
Murphy Oil                                                8,920               399,348
Noble Energy                                              4,332               233,408
Occidental Petroleum                                     37,179             2,069,011
Peabody Energy                                            5,344               133,814
Pioneer Natural Resources                                 1,517(f)             24,985
Southwestern Energy                                       5,012(b)            148,806
Spectra Energy                                            9,383(f)            132,676
Sunoco                                                    4,513(f)            119,504
Tesoro                                                    4,484                60,399
Valero Energy                                            14,396               257,688
Williams Companies                                       20,549               233,848
                                                                      ---------------
Total                                                                      18,513,040
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (--%)
Estee Lauder Companies Cl A                                 304(f)              7,494
-------------------------------------------------------------------------------------


PHARMACEUTICALS (13.6%)
Abbott Laboratories                                       8,608               410,602
Bristol-Myers Squibb                                     26,988               591,577


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
PHARMACEUTICALS (CONT.)
Eli Lilly & Co                                           22,588              $754,665
Forest Laboratories                                      26,457(b,d)          580,996
Johnson & Johnson                                       115,225             6,060,835
King Pharmaceuticals                                     38,954(b)            275,405
Merck & Co                                               55,998             1,497,947
Mylan                                                     8,691(b,f)          116,546
Pfizer                                                  522,744             7,119,772
Schering-Plough                                          61,003             1,436,621
Watson Pharmaceuticals                                    3,290(b,f)          102,352
Wyeth                                                    18,789               808,679
                                                                      ---------------
Total                                                                      19,755,997
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Equity Residential                                        8,029(f)            147,332
-------------------------------------------------------------------------------------


ROAD & RAIL (1.6%)
Burlington Northern Santa Fe                              8,069               485,350
CSX                                                      12,845               332,043
Norfolk Southern                                         15,981(d)            539,359
Ryder System                                              5,190               146,929
Union Pacific                                            20,426(f)            839,713
                                                                      ---------------
Total                                                                       2,343,394
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Altera                                                   10,597               185,977
Infineon Technologies                                    56,961(b,c,f)         66,332
Infineon Technologies ADR                                43,355(b,c)           48,991
Intel                                                    90,357             1,359,874
Linear Technology                                         8,039(f)            184,736
LSI                                                      28,634(b,f)           87,047
MEMC Electronic Materials                                10,781(b,f)          177,779
Microchip Technology                                      1,770(f)             37,506
Natl Semiconductor                                        8,094(f)             83,125
NVIDIA                                                    1,529(b,f)           15,076
Xilinx                                                    4,147                79,457
                                                                      ---------------
Total                                                                       2,325,900
-------------------------------------------------------------------------------------


SOFTWARE (2.9%)
Compuware                                                16,919(b)            111,496
Microsoft                                               149,034             2,737,754
Oracle                                                   46,425(b)            838,900
Symantec                                                 30,875(b,f)          461,273
                                                                      ---------------
Total                                                                       4,149,423
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.0%)
Abercrombie & Fitch Cl A                                  8,533(f)            203,085
AutoNation                                                1,855(b,f)           25,747
AutoZone                                                    669(b,f)          108,793
Bed Bath & Beyond                                        13,037(b,f)          322,666
Best Buy                                                  8,799               334,010
Gap                                                      21,906(f)            284,559
Home Depot                                              168,755             3,975,868
Limited Brands                                            8,260                71,862
Lowe's Companies                                         64,735             1,181,414
Office Depot                                             35,155(b)             46,053
RadioShack                                                9,124                78,193
Sherwin-Williams                                          8,357               434,313
Staples                                                   7,067               127,983
Tiffany & Co                                              3,591(f)             77,422
                                                                      ---------------
Total                                                                       7,271,968
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Coach                                                    22,576(b)            377,020
Jones Apparel Group                                      10,102                42,630
Liz Claiborne                                            17,845                44,077
Nike Cl B                                                 5,583               261,787
Polo Ralph Lauren                                         1,907(f)             80,571
VF                                                        2,167(f)            123,757
                                                                      ---------------
Total                                                                         929,842
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (--%)
Freddie Mac                                               7,944(f)              5,894
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal                                                  5,230(f)            168,171
WW Grainger                                               2,618               183,731
                                                                      ---------------
Total                                                                         351,902
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Sprint Nextel                                           146,224(b,f)          522,020
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $177,201,824)                                                     $139,820,532
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%               4,825,962(g)         $4,825,962
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,825,962)                                                         $4,825,962
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (10.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     15,650,008           $15,650,008
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $15,650,008)                                                       $15,650,008
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $197,677,794)                                                     $160,296,502
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2009



                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Russell 2000 Mini Index                               95            $4,002,350        June 2009         $560,267



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 1.4% of net assets.

(d) At March 31, 2009, investments in securities included securities valued at $2,711,358 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at March 31, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     -------------------------------------------------------------------------
     Virgin Media                         04-15-08 thru 08-06-08      $381,628


(f)  At March 31, 2009, security was partially or fully on loan.


--------------------------------------------------------------------------------
3 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $160,230,170        $66,332           $--        $160,296,502
Other financial instruments*                            560,267             --            --             560,267

----------------------------------------------------------------------------------------------------------------
Total                                              $160,790,437        $66,332           $--        $160,856,769
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
4 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

               RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS

                                AT MARCH 31, 2009




Disciplined Asset Allocation Portfolios - Conservative
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (24.3%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (2.2%)
RiverSource Disciplined International Equity
 Fund                                                  143,448               $682,813
-------------------------------------------------------------------------------------


U.S. LARGE CAP (19.0%)
RiverSource Disciplined Equity Fund                    804,893              2,817,126
RiverSource Disciplined Large Cap Growth Fund          312,676              1,779,125
RiverSource Disciplined Large Cap Value Fund           212,609              1,186,358
                                                                      ---------------
Total                                                                       5,782,609
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (3.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           197,500                957,873
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $8,645,397)                                                         $7,423,295
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (56.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (6.1%)
RiverSource Global Bond Fund                           302,316             $1,853,194
-------------------------------------------------------------------------------------


HIGH YIELD (4.1%)
RiverSource High Yield Bond Fund                       647,208              1,262,056
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (9.5%)
RiverSource Inflation Protected Securities
 Fund                                                  297,853              2,904,069
-------------------------------------------------------------------------------------


INTERNATIONAL (2.0%)
RiverSource Emerging Markets Bond Fund                  78,260                622,171
-------------------------------------------------------------------------------------


INVESTMENT GRADE (34.3%)
RiverSource Diversified Bond Fund                    2,361,168             10,483,584
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $17,286,523)                                                       $17,125,074
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (10.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           314,509             $3,082,190
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $3,098,035)                                                         $3,082,190
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (9.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     2,959,116             $2,959,116
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $2,959,116)                                                         $2,959,116
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $31,989,071)                                                       $30,589,675
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.




--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Disciplined Asset Allocation Portfolios - Conservative

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                      $30,589,675          $--             $--        $30,589,675





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

Disciplined Asset Allocation Portfolios - Moderately Conservative
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (36.8%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (2.6%)
RiverSource Disciplined International Equity
 Fund                                                  164,442               $782,746
-------------------------------------------------------------------------------------


U.S. LARGE CAP (30.5%)
RiverSource Disciplined Equity Fund                  1,197,723              4,192,029
RiverSource Disciplined Large Cap Growth Fund          375,566              2,136,970
RiverSource Disciplined Large Cap Value Fund           488,200              2,724,154
                                                                      ---------------
Total                                                                       9,053,153
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (3.7%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           227,370              1,102,743
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $13,610,647)                                                       $10,938,642
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (48.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.1%)
RiverSource Global Bond Fund                           100,057               $613,351
-------------------------------------------------------------------------------------


HIGH YIELD (2.7%)
RiverSource High Yield Bond Fund                       415,091                809,428
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (8.4%)
RiverSource Inflation Protected Securities
 Fund                                                  255,545              2,491,565
-------------------------------------------------------------------------------------


INTERNATIONAL (3.4%)
RiverSource Emerging Markets Bond Fund                 127,645              1,014,778
-------------------------------------------------------------------------------------


INVESTMENT GRADE (31.4%)
RiverSource Diversified Bond Fund                    2,099,258              9,320,708
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $14,592,695)                                                       $14,249,830
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (9.2%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           278,201             $2,726,372
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $2,730,162)                                                         $2,726,372
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (6.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,802,943             $1,802,943
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,802,943)                                                         $1,802,943
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $32,736,447)                                                       $29,717,787
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.




--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Disciplined Asset Allocation Portfolios - Moderately Conservative

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                      $29,717,787          $--             $--        $29,717,787





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

Disciplined Asset Allocation Portfolios - Moderate
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (50.1%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (4.4%)
RiverSource Disciplined International Equity
 Fund                                                  453,375             $2,158,063
-------------------------------------------------------------------------------------


U.S. LARGE CAP (39.2%)
RiverSource Disciplined Equity Fund                  2,526,005              8,841,019
RiverSource Disciplined Large Cap Growth Fund          852,073              4,848,298
RiverSource Disciplined Large Cap Value Fund           971,782              5,422,544
                                                                      ---------------
Total                                                                      19,111,861
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (6.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           652,990              3,167,003
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $31,993,087)                                                       $24,436,927
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (38.4%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.1%)
RiverSource Global Bond Fund                           168,326             $1,031,836
-------------------------------------------------------------------------------------


HIGH YIELD (2.1%)
RiverSource High Yield Bond Fund                       516,673              1,007,513
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (7.7%)
RiverSource Inflation Protected Securities
 Fund                                                  382,633              3,730,670
-------------------------------------------------------------------------------------


INTERNATIONAL (3.3%)
RiverSource Emerging Markets Bond Fund                 204,941              1,629,281
-------------------------------------------------------------------------------------


INVESTMENT GRADE (23.2%)
RiverSource Diversified Bond Fund                    2,535,149             11,256,061
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $19,125,609)                                                       $18,655,361
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (6.9%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           342,131             $3,352,884
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $3,360,238)                                                         $3,352,884
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (4.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     2,217,025             $2,217,025
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $2,217,025)                                                         $2,217,025
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $56,695,959)                                                       $48,662,197
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.




--------------------------------------------------------------------------------
5 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Disciplined Asset Allocation Portfolios - Moderate

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                      $48,662,197          $--             $--        $48,662,197





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



--------------------------------------------------------------------------------
6 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

Disciplined Asset Allocation Portfolios - Moderately Aggressive
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (61.4%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (4.4%)
RiverSource Disciplined International Equity
 Fund                                                  327,211             $1,557,523
-------------------------------------------------------------------------------------


U.S. LARGE CAP (49.7%)
RiverSource Disciplined Equity Fund                  2,495,267              8,733,434
RiverSource Disciplined Large Cap Growth Fund          764,626              4,350,723
RiverSource Disciplined Large Cap Value Fund           776,721              4,334,105
                                                                      ---------------
Total                                                                      17,418,262
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (7.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           528,526              2,563,351
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $28,361,270)                                                       $21,539,136
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (30.3%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.2%)
RiverSource Global Bond Fund                           123,508               $757,106
-------------------------------------------------------------------------------------


HIGH YIELD (2.1%)
RiverSource High Yield Bond Fund                       374,130                729,553
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (6.4%)
RiverSource Inflation Protected Securities
 Fund                                                  232,185              2,263,804
-------------------------------------------------------------------------------------


INTERNATIONAL (2.7%)
RiverSource Emerging Markets Bond Fund                 119,096                946,810
-------------------------------------------------------------------------------------


INVESTMENT GRADE (16.9%)
RiverSource Diversified Bond Fund                    1,336,764              5,935,234
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $10,885,921)                                                       $10,632,507
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           181,352             $1,777,254
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,781,692)                                                         $1,777,254
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,175,462             $1,175,462
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,175,462)                                                         $1,175,462
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $42,204,345)                                                       $35,124,359
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.




--------------------------------------------------------------------------------
7 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Disciplined Asset Allocation Portfolios - Moderately Aggressive

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                            FAIR VALUE AT MARCH 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                      $35,124,359          $--             $--        $35,124,359





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



--------------------------------------------------------------------------------
8 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

Disciplined Asset Allocation Portfolios - Aggressive
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (70.9%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (5.1%)
RiverSource Disciplined International Equity
 Fund                                                  139,268               $662,916
-------------------------------------------------------------------------------------


U.S. LARGE CAP (56.9%)
RiverSource Disciplined Equity Fund                  1,005,756              3,520,149
RiverSource Disciplined Large Cap Growth Fund          344,329              1,959,232
RiverSource Disciplined Large Cap Value Fund           350,556              1,956,100
                                                                      ---------------
Total                                                                       7,435,481
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (8.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           238,862              1,158,482
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $11,694,872)                                                        $9,256,879
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (24.1%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.2%)
RiverSource Global Bond Fund                            46,591               $285,601
-------------------------------------------------------------------------------------


HIGH YIELD (2.1%)
RiverSource High Yield Bond Fund                       139,584                272,188
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (5.6%)
RiverSource Inflation Protected Securities
 Fund                                                   74,969                730,943
-------------------------------------------------------------------------------------


INTERNATIONAL (2.4%)
RiverSource Emerging Markets Bond Fund                  38,607                306,924
-------------------------------------------------------------------------------------


INVESTMENT GRADE (11.8%)
RiverSource Diversified Bond Fund                      348,407              1,546,928
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,175,174)                                                         $3,142,584
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            40,683               $398,693
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $401,869)                                                             $398,693
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       266,573               $266,573
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $266,573)                                                             $266,573
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $15,538,488)                                                       $13,064,729
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.




--------------------------------------------------------------------------------
9 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Disciplined Asset Allocation Portfolios - Aggressive

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                            FAIR VALUE AT MARCH 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                      $13,064,729          $--             $--        $13,064,729





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



--------------------------------------------------------------------------------
10 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Variable Series Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date May 29, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date May 29, 2009